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                                        UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                      Washington, DC 20549
                                        FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number        811-1879

                                   Janus Investment Fund
                  (Exact name of registrant as specified in charter)


                    151 Detroit Street, Denver, Colorado  80206
                (Address of principal executive offices) (Zip code)


      Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado  80206
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 303-333-3863


Date of fiscal year end: 10/31


Date of reporting period: 7/31/08


Item 1. Schedule of Investments.


INTECH Risk-Managed Stock Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 96.6%
Advertising Agencies - 0%
             1,000    Omnicom Group, Inc.                                                                        $            42,690
Aerospace and Defense - 2.5%
            23,900    Boeing Co.                                                                                           1,460,529
            17,900    General Dynamics Corp.                                                                               1,595,606
            40,900    Lockheed Martin Corp.                                                                                4,267,097
             6,700    Northrop Grumman Corp.                                                                                 451,513
            19,700    Raytheon Co.                                                                                         1,121,521
                                                                                                                           8,896,266
Aerospace and Defense - Equipment - 1.1%
            43,800    B.F. Goodrich Co.                                                                                    2,152,332
            27,600    United Technologies Corp.                                                                            1,765,848
                                                                                                                           3,918,180
Agricultural Chemicals - 0.5%
            16,100    Monsanto Co.                                                                                         1,917,671
Agricultural Operations - 0.1%
            12,700    Archer-Daniels-Midland Co.                                                                             363,601
Airlines - 0%
             3,200    Southwest Airlines Co.                                                                                  49,888
Apparel Manufacturers - 0.4%
            13,200    Coach, Inc.*                                                                                          336,732
            16,400    VF Corp.                                                                                             1,173,912
                                                                                                                           1,510,644
Appliances - 0%
               700    Whirlpool Corp.                                                                                         52,990
Applications Software - 1.2%
             3,600    Citrix Systems, Inc.*                                                                                   95,904
            22,500    Intuit, Inc.*                                                                                          614,925
           137,100    Microsoft Corp.                                                                                      3,526,212
                                                                                                                           4,237,041
Athletic Footwear - 0.5%
            28,300    NIKE, Inc. - Class B                                                                                 1,660,644
Automotive - Cars and Light Trucks - 0.4%
            15,700    Ford Motor Co.*,#                                                                                       75,360
           108,400    General Motors Corp.#                                                                                1,199,988
                                                                                                                           1,275,348
Automotive - Medium and Heavy Duty Trucks - 0.3%
            22,000    PACCAR, Inc.                                                                                           925,320
Automotive - Truck Parts and Equipment - Original - 0.6%
            69,300    Johnson Controls, Inc.                                                                               2,090,088
Beverages - Non-Alcoholic - 4.0%
           124,500    Coca-Cola Co.                                                                                        6,411,750
           101,700    Coca-Cola Enterprises, Inc.                                                                          1,721,781
            46,600    Pepsi Bottling Group, Inc.                                                                           1,297,810
            69,400    PepsiCo, Inc.                                                                                        4,619,264
                                                                                                                          14,050,605
Beverages - Wine and Spirits - 0.6%
            18,100    Brown-Forman Corp. - Class B                                                                         1,302,476
            32,000    Constellation Brands, Inc. - Class A*                                                                  688,640
                                                                                                                           1,991,116
Brewery - 0.1%
             8,800    Molson Coors Brewing Co. - Class B                                                                     474,936
Building - Residential and Commercial - 0.7%
            32,000    Centex Corp.                                                                                           469,760
            77,900    D.R. Horton, Inc.                                                                                      866,248
            23,700    KB Home#                                                                                              416,883
             6,900    Lennar Corp. - Class A#                                                                                 83,490
            60,100    Pulte Homes, Inc.                                                                                      733,821
                                                                                                                           2,570,202
Cable Television - 0.9%
            52,300    Comcast Corp. - Class A                                                                              1,078,426
            60,300    DIRECTV Group, Inc.*                                                                                 1,629,306
            13,100    Scripps Networks, Intl.                                                                                531,074
                                                                                                                           3,238,806
Casino Services - 0.2%
            25,600    International Game Technology                                                                          555,776
Chemicals - Diversified - 0.3%
             2,400    Dow Chemical Co.                                                                                        79,944
            15,600    PPG Industries, Inc.                                                                                   945,984
                                                                                                                           1,025,928
Chemicals - Specialty - 0.7%
            21,700    Ecolab, Inc.                                                                                           969,990
            23,900    Sigma-Aldrich Corp.                                                                                  1,451,686
                                                                                                                           2,421,676
Coal - 0.7%
            19,300    CONSOL Energy, Inc.                                                                                  1,435,727
             9,200    Massey Energy, Co.                                                                                     683,100
             6,500    Peabody Energy Corp.                                                                                   439,725
                                                                                                                           2,558,552
Commercial Banks - 0.7%
            45,600    BB&T Corp. #                                                                                         1,277,712
            11,200    M&T Bank Corp. #                                                                                       788,256
            19,900    Marshall & Ilsley Corporation#                                                                         302,480
             7,400    Regions Financial Corp.                                                                                 70,152
                                                                                                                           2,438,600
Commercial Services - Finance - 0.4%
             2,200    Equifax, Inc.                                                                                           77,198
            26,900    H&R Block, Inc.                                                                                        654,477
             2,700    MasterCard, Inc. - Class A                                                                             659,205
             3,500    Western Union Co.                                                                                       96,740
                                                                                                                           1,487,620
Computer Services - 0%
             2,900    Affiliated Computer Services, Inc. - Class A*                                                          139,780
Computers - 3.6%
            19,100    Apple, Inc.*                                                                                         3,035,945
             8,200    Dell, Inc.*                                                                                            201,474
           126,400    Hewlett-Packard Co.                                                                                  5,662,720
            30,100    IBM Corp.                                                                                            3,852,198
                                                                                                                          12,752,337
Computers - Memory Devices - 0.5%
           107,200    EMC Corp.*                                                                                           1,609,072
Computers - Peripheral Equipment - 0%
             2,300    Lexmark International Group, Inc. - Class A*                                                            80,684
Consumer Products - Miscellaneous - 0.1%
             2,100    Fortune Brands, Inc.                                                                                   120,351
               800    Kimberly-Clark Corp.                                                                                    46,264
                                                                                                                             166,615
Containers - Paper and Plastic - 0%
             3,900    Sealed Air Corp.                                                                                        84,630
Cosmetics and Toiletries - 3.4%
             7,900    Avon Products, Inc.                                                                                    334,960
            54,100    Colgate-Palmolive Co.                                                                                4,018,007
           117,287    Procter & Gamble Co.                                                                                 7,679,953
                                                                                                                          12,032,920
Cruise Lines - 0.1%
             6,300    Carnival Corp. (U.S. Shares)                                                                           232,722
Data Processing and Management - 0.1%
               400    Fidelity National Information Services, Inc.                                                             7,580
             3,200    Fiserv, Inc.*                                                                                          153,024
                                                                                                                             160,604
Dental Supplies and Equipment - 0.1%
            13,800    Patterson Companies, Inc.*                                                                             430,974
Disposable Medical Products - 0.1%
             4,500    C.R. Bard, Inc.                                                                                        417,780
Distribution/Wholesale - 0%
             1,000    W.W. Grainger, Inc.                                                                                     89,510
Diversified Financial Services - 0%
               900    IntercontinentalExchange, Inc.*                                                                         89,820
Diversified Operations - 6.0%
            17,600    3M Co.                                                                                               1,238,864
             3,000    Cooper Industries, Ltd. - Class A                                                                      126,510
             5,500    Danaher Corp.                                                                                          438,075
               400    Eaton Corp.                                                                                             28,416
           398,400    General Electric Co.                                                                                11,270,736
            57,200    Honeywell International, Inc.                                                                        2,908,048
             6,800    Illinois Tool Works, Inc.                                                                              318,580
            31,353    Ingersoll-Rand Co. - Class A                                                                         1,128,708
            53,700    Leucadia National Corp. #                                                                            2,404,149
             2,400    Parker Hannifin Corp.                                                                                  148,032
            31,600    Textron, Inc.                                                                                        1,373,652
                                                                                                                          21,383,770
Drug Delivery Systems - 0.1%
             4,300    Hospira, Inc.*                                                                                         164,088
E-Commerce/Products - 0.8%
            36,300    Amazon.com, Inc.*                                                                                    2,771,142
E-Commerce/Services - 0.1%
            17,900    Expedia, Inc.*                                                                                         350,303
Electric - Integrated - 5.6%
             4,300    Allegheny Energy, Inc.                                                                                 208,120
            22,400    Ameren Corp.                                                                                           920,416
            26,800    American Electric Power Company, Inc.                                                                1,058,600
            25,800    Constellation Energy Group, Inc.                                                                     2,145,528
             1,700    Dominion Resources, Inc.                                                                                75,106
             6,800    Edison International                                                                                   328,712
            28,100    Entergy Corp.                                                                                        3,004,452
             3,200    Exelon Corp.                                                                                           251,584
            21,600    FirstEnergy Corp.                                                                                    1,588,680
            55,400    FPL Group, Inc.                                                                                      3,574,962
             5,100    PG&E Corp.                                                                                             196,503
             7,600    Pinnacle West Capital Corp.                                                                            255,132
            72,200    PPL Corp.                                                                                            3,390,512
            45,000    Public Service Enterprise Group, Inc.                                                                1,881,000
            18,800    Southern Co.                                                                                           665,332
            12,900    Xcel Energy, Inc.                                                                                      258,774
                                                                                                                          19,803,413
Electric Products - Miscellaneous - 0.1%
             7,300    Emerson Electric Co.                                                                                   355,510
             4,500    Molex, Inc.                                                                                            110,385
                                                                                                                             465,895
Electronic Components - Semiconductors - 1.3%
            16,700    Advanced Micro Devices, Inc.* ,#                                                                        70,307
           111,700    Intel Corp.                                                                                          2,478,623
            12,900    LSI Corp.*                                                                                              89,526
            17,600    MEMC Electronic Materials, Inc.*                                                                       813,296
            42,500    Micron Technology, Inc.*                                                                               205,275
             7,700    NVIDIA Corp.*                                                                                           88,088
            18,000    QLogic Corp.*                                                                                          339,120
            24,600    Texas Instruments, Inc.                                                                                599,748
                                                                                                                           4,683,983
Electronics - Military - 0.2%
             7,600    L-3 Communications Holdings, Inc.                                                                      750,044
Engineering - Research and Development Services - 1.0%
            19,800    Fluor Corp.                                                                                          1,610,730
            23,200    Jacobs Engineering Group, Inc.*                                                                      1,794,288
                                                                                                                           3,405,018
Engines - Internal Combustion - 0.5%
            24,200    Cummins, Inc.                                                                                        1,605,428
Enterprise Software/Services - 0.8%
            12,200    BMC Software, Inc.*                                                                                    401,258
           115,842    Oracle Corp.*                                                                                        2,494,078
                                                                                                                           2,895,336
Entertainment Software - 0.1%
             5,700    Electronic Arts, Inc.*                                                                                 246,126
Fiduciary Banks - 0.7%
             6,500    Bank of New York Mellon Corp.                                                                          230,750
            20,900    Northern Trust Corp.                                                                                 1,633,753
             9,200    State Street Corp.                                                                                     659,088
                                                                                                                           2,523,591
Finance - Commercial - 0%
            16,800    CIT Group, Inc.                                                                                        142,464
Finance - Investment Bankers/Brokers - 0.9%
            23,900    Charles Schwab Corp.                                                                                   547,071
            24,200    Citigroup, Inc. #                                                                                      452,298
             4,700    Goldman Sachs Group, Inc.                                                                              864,988
            24,540    JP Morgan Chase & Co.                                                                                  997,060
            20,800    Lehman Brothers Holdings, Inc. #                                                                       360,672
                                                                                                                           3,222,089
Finance - Mortgage Loan Banker - 0.1%
             9,500    Fannie Mae                                                                                             109,250
            11,100    Freddie Mac                                                                                             90,687
                                                                                                                             199,937
Finance - Other Services - 0.3%
             2,000    CME Group, Inc.                                                                                        720,260
             3,600    NYSE Euronext                                                                                          170,064
                                                                                                                             890,324
Food - Confectionery - 0.3%
            11,800    Wm. Wrigley Jr. Co.                                                                                    931,728
Food - Meat Products - 0%
             6,400    Tyson Foods, Inc. - Class A                                                                             95,360
Food - Miscellaneous/Diversified - 0.8%
             3,500    General Mills, Inc.                                                                                    225,365
            16,400    H.J. Heinz Co.                                                                                         826,232
            24,300    Kellogg Co.                                                                                          1,289,358
            18,700    Kraft Foods, Inc. - Class A#                                                                           595,034
                                                                                                                           2,935,989
Food - Retail - 1.3%
            88,300    Kroger Co.                                                                                           2,497,124
            37,400    Safeway, Inc.                                                                                          999,328
             4,100    Supervalu, Inc.                                                                                        105,042
            47,300    Whole Foods Market, Inc. #                                                                           1,048,641
                                                                                                                           4,650,135
Food - Wholesale/Distribution - 0.1%
             6,700    Sysco Corp.                                                                                            190,012
Forestry - 0.2%
            12,400    Plum Creek Timber Company, Inc.                                                                        604,128
             1,700    Weyerhaeuser Co.                                                                                        90,882
                                                                                                                             695,010
Gas - Distribution - 0%
             1,600    Sempra Energy Co.                                                                                       89,856
Gold Mining - 0.1%
             8,400    Newmont Mining Corp.                                                                                   402,864
Human Resources - 0%
             3,900    Robert Half International, Inc.                                                                         98,631
Industrial Automation and Robotics - 0%
             2,300    Rockwell Automation, Inc.                                                                              102,373
Industrial Gases - 0.8%
            14,800    Air Products and Chemicals, Inc.                                                                     1,409,108
            15,300    Praxair, Inc.                                                                                        1,434,069
                                                                                                                           2,843,177
Instruments - Scientific - 1.0%
            30,000    Applera Corp. - Applied Biosystems Group                                                             1,107,900
             2,000    PerkinElmer, Inc.                                                                                       58,200
            36,500    Thermo Fisher Scientific, Inc.* ,#                                                                   2,208,980
               300    Waters Corp.*                                                                                           20,382
                                                                                                                           3,395,462
Insurance Brokers - 0.1%
             2,300    Aon Corp.                                                                                              105,340
             3,100    Marsh & McLennan Companies, Inc. #                                                                      87,575
                                                                                                                             192,915
Internet Infrastructure Software - 0%
             4,800    Akamai Technologies, Inc.*                                                                             112,032
Internet Security - 0.5%
            56,600    Symantec Corp.*                                                                                      1,192,562
            20,500    VeriSign, Inc.*                                                                                        667,070
                                                                                                                           1,859,632
Investment Companies - 0.1%
            14,000    American Capital Strategies, Ltd. #                                                                    284,480
Investment Management and Advisory Services - 0.5%
            23,900    Federated Investors, Inc. - Class B                                                                    785,354
            17,000    T. Rowe Price Group, Inc.                                                                            1,017,450
                                                                                                                           1,802,804
Life and Health Insurance - 1.1%
            32,200    AFLAC, Inc.                                                                                          1,790,642
            15,700    Principal Financial Group, Inc.                                                                        667,407
             8,200    Prudential Financial, Inc.                                                                             565,554
             1,200    Torchmark Corp.                                                                                         69,660
            33,700    UnumProvident Corp.                                                                                    814,192
                                                                                                                           3,907,455
Machinery - Construction and Mining - 0.5%
            23,000    Caterpillar, Inc.                                                                                    1,598,960
             3,800    Terex Corp.*                                                                                           179,854
                                                                                                                           1,778,814
Machinery - Farm - 0.4%
            21,400    Deere & Co.                                                                                          1,501,424
Machinery - General Industrial - 0%
             2,100    Manitowoc Company, Inc.                                                                                 55,356
Medical - Biomedical and Genetic - 1.1%
             8,800    Amgen, Inc.*                                                                                           551,144
            13,400    Biogen Idec, Inc.*                                                                                     934,784
            11,700    Celgene Corp.*                                                                                         883,233
            13,800    Genzyme Corp.*                                                                                       1,057,770
             7,900    Gilead Sciences, Inc.*                                                                                 426,442
                                                                                                                           3,853,373
Medical - Drugs - 3.7%
            47,900    Abbott Laboratories                                                                                  2,698,686
            11,100    Allergan, Inc.                                                                                         576,423
            33,600    Bristol-Myers Squibb Co.                                                                               709,632
            12,900    Eli Lilly and Co. #                                                                                    607,719
             2,500    Forest Laboratories, Inc.*                                                                              88,775
           202,200    Merck & Company, Inc.                                                                                6,652,380
            65,300    Pfizer, Inc.                                                                                         1,219,151
            31,600    Schering-Plough Corp.                                                                                  666,128
                                                                                                                          13,218,894
Medical - Generic Drugs - 0%
             3,500    Watson Pharmaceuticals, Inc.*                                                                          101,185
Medical - HMO - 0.8%
             7,000    Aetna, Inc.                                                                                            287,070
            60,100    CIGNA Corp.                                                                                          2,224,902
             2,300    Coventry Health Care, Inc.*                                                                             81,351
             7,700    Humana, Inc.*                                                                                          338,107
                                                                                                                           2,931,430
Medical - Hospitals - 0.1%
            63,000    Tenet Healthcare, Corp.*                                                                               364,770
Medical Instruments - 0.2%
             5,900    Boston Scientific Corp.*                                                                                70,151
             2,000    Intuitive Surgical, Inc.*                                                                              622,580
                                                                                                                             692,731
Medical Labs and Testing Services - 0.4%
            29,300    Quest Diagnostics, Inc.                                                                              1,557,588
Medical Products - 3.0%
            43,900    Baxter International, Inc.                                                                           3,011,979
             4,800    Becton, Dickinson and Co.                                                                              407,568
            48,700    Johnson & Johnson                                                                                    3,334,489
            44,500    Stryker Corp.                                                                                        2,856,455
            12,200    Varian Medical Systems, Inc.*                                                                          732,000
             5,100    Zimmer Holdings, Inc.*                                                                                 351,441
                                                                                                                          10,693,932
Metal - Aluminum - 0%
             4,100    Alcoa, Inc.                                                                                            138,375
Metal - Diversified - 0.2%
             6,704    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                         648,612
Metal Processors and Fabricators - 0.8%
            30,800    Precision Castparts Corp.                                                                            2,877,644
Motorcycle and Motor Scooter Manufacturing - 0%
               300    Harley-Davidson, Inc. #                                                                                 11,352
Multi-Line Insurance - 1.8%
             5,800    Allstate Corp.                                                                                         268,076
            28,700    American International Group, Inc.                                                                     747,635
             9,800    Assurant, Inc.                                                                                         589,176
            12,500    Cincinnati Financial Corp.                                                                             348,000
            94,100    Loews Corp.                                                                                          4,193,096
             6,200    MetLife, Inc.                                                                                          314,774
                                                                                                                           6,460,757
Multimedia - 0.4%
            72,500    News Corporation, Inc. - Class A                                                                     1,024,425
             2,400    Viacom, Inc. - Class B*                                                                                 67,032
             7,100    Walt Disney Co.                                                                                        215,485
                                                                                                                           1,306,942
Networking Products - 1.5%
           186,800    Cisco Systems, Inc.*                                                                                 4,107,732
            49,800    Juniper Networks, Inc.* ,#                                                                           1,296,294
                                                                                                                           5,404,026
Oil - Field Services - 1.6%
             2,500    Baker Hughes, Inc.                                                                                     207,275
            24,600    Schlumberger, Ltd. (U.S. Shares)                                                                     2,499,360
            14,100    Smith International, Inc.                                                                            1,048,758
             5,934    Transocean, Inc. (U.S. Shares)*                                                                        807,202
            25,100    Weatherford International, Ltd.*                                                                       947,023
                                                                                                                           5,509,618
Oil and Gas Drilling - 0%
             1,600    Noble Corp.                                                                                             82,992
Oil Companies - Exploration and Production - 2.6%
            20,700    Anadarko Petroleum Corp.                                                                             1,198,737
             7,200    Apache Corp.                                                                                           807,624
            10,200    Cabot Oil & Gas Corp.                                                                                  448,902
             8,700    Chesapeake Energy Corp.                                                                                436,305
             5,800    Devon Energy Corp.                                                                                     550,362
             7,300    EOG Resources, Inc.                                                                                    733,869
             4,400    Noble Energy, Inc.                                                                                     325,028
            26,300    Occidental Petroleum Corp.                                                                           2,073,229
            10,200    Questar Corp.                                                                                          539,376
            16,600    Range Resources Corp.                                                                                  806,096
            25,100    Southwestern Energy Co.*                                                                               911,381
            10,500    XTO Energy, Inc.                                                                                       495,915
                                                                                                                           9,326,824
Oil Companies - Integrated - 8.2%
            69,833    Chevron Corp.                                                                                        5,905,078
            37,100    ConocoPhillips                                                                                       3,028,102
           195,500    Exxon Mobil Corp.                                                                                   15,724,066
             8,800    Hess Corp.                                                                                             892,320
            32,722    Marathon Oil Corp.                                                                                   1,618,757
            21,300    Murphy Oil Corp.                                                                                     1,698,249
                                                                                                                          28,866,572
Oil Field Machinery and Equipment - 0.7%
             4,200    Cameron International Corp.*                                                                           200,592
            30,400    National-Oilwell Varco, Inc.*                                                                        2,390,352
                                                                                                                           2,590,944
Oil Refining and Marketing - 0.3%
            26,300    Valero Energy Corp.                                                                                    878,683
Paper and Related Products - 0%
             1,600    International Paper Co.                                                                                 44,352
Pharmacy Services - 1.4%
            15,400    Express Scripts, Inc. - Class A*                                                                     1,086,316
            75,334    Medco Health Solutions, Inc.*                                                                        3,735,060
                                                                                                                           4,821,376
Pipelines - 0%
             4,900    Williams Companies, Inc.                                                                               157,045
Property and Casualty Insurance - 0.2%
             3,100    Chubb Corp.                                                                                            148,924
            18,000    Progressive Corp.                                                                                      364,500
               600    SAFECO Corp.                                                                                            39,696
             4,900    Travelers Companies, Inc.                                                                              216,188
                                                                                                                             769,308
Publishing - Newspapers - 0%
               200    Washington Post Co. - Class B                                                                          123,650
REIT - Apartments - 0.3%
            12,700    Apartment Investment & Management Co. - Class A                                                        433,959
             1,200    Avalonbay Communities, Inc.                                                                            119,652
            14,000    Equity Residential                                                                                     604,380
                                                                                                                           1,157,991
REIT - Health Care - 0.3%
            32,600    HCP, Inc.                                                                                            1,175,882
REIT - Office Property - 0.1%
             3,800    Boston Properties, Inc.                                                                                365,522
REIT - Regional Malls - 0.1%
             5,100    Simon Property Group, Inc.                                                                             472,413
REIT - Shopping Centers - 0.1%
             2,600    Developers Diversified Realty Corp.                                                                     83,096
            10,300    Kimco Realty Corp.                                                                                     363,487
                                                                                                                             446,583
REIT - Storage - 0.3%
            10,800    Public Storage                                                                                         884,412
REIT - Warehouse/Industry - 0.1%
             9,900    ProLogis                                                                                               483,912
Retail - Apparel and Shoe - 0.4%
            11,400    Abercrombie & Fitch Co. - Class A                                                                      629,508
            48,000    Gap, Inc.                                                                                              773,760
                                                                                                                           1,403,268
Retail - Auto Parts - 0%
               700    AutoZone, Inc.*                                                                                         91,203
Retail - Bedding - 0%
             5,400    Bed Bath & Beyond, Inc.*                                                                               150,282
Retail - Building Products - 0.1%
            10,300    Lowe's Companies, Inc.                                                                                 209,296
Retail - Computer Equipment - 0.5%
            39,200    GameStop Corp. - Class A*                                                                            1,587,992
Retail - Consumer Electronics - 0.2%
            18,400    Best Buy Company, Inc.                                                                                 730,848
Retail - Discount - 0.4%
             7,100    Costco Wholesale Corp.                                                                                 445,028
             6,900    Target Corp.                                                                                           312,087
            13,000    Wal-Mart Stores, Inc.                                                                                  762,060
                                                                                                                           1,519,175
Retail - Drug Store - 0.6%
            58,999    CVS/Caremark Corp.                                                                                   2,153,464
Retail - Jewelry - 0.2%
            16,300    Tiffany & Co.                                                                                          615,977
Retail - Major Department Stores - 0.4%
            36,500    TJX Companies, Inc.                                                                                  1,230,415
Retail - Office Supplies - 0.1%
            17,400    Staples, Inc.                                                                                          391,500
Retail - Regional Department Stores - 0%
             3,100    Kohl's Corp.*                                                                                          129,921
Retail - Restaurants - 1.3%
            64,100    McDonald's Corp.                                                                                     3,832,539
            20,800    Yum! Brands, Inc.                                                                                      745,056
                                                                                                                           4,577,595
Rubber - Tires - 0.1%
            15,600    Goodyear Tire & Rubber Co.*                                                                            306,228
Savings/Loan/Thrifts - 0.7%
           120,100    Hudson City Bancorp, Inc.                                                                            2,193,026
            52,400    Washington Mutual, Inc. #                                                                              279,292
                                                                                                                           2,472,318
Schools - 0.4%
            23,300    Apollo Group, Inc. - Class A*                                                                        1,451,357
Semiconductor Components/Integrated Circuits - 0.1%
             3,200    Analog Devices, Inc.                                                                                    97,632
             2,400    Linear Technology Corp. #                                                                               74,520
                                                                                                                             172,152
Semiconductor Equipment - 0.1%
             9,700    Applied Materials, Inc.                                                                                168,004
               500    KLA-Tencor Corp.                                                                                        18,795
                                                                                                                             186,799
Steel - Producers - 0.5%
             9,600    AK Steel Holding Corp.                                                                                 609,600
             5,500    Nucor Corp.                                                                                            314,710
             5,100    United States Steel Corp.                                                                              817,836
                                                                                                                           1,742,146
Super-Regional Banks - 2.3%
           148,626    Bank of America Corp.                                                                                4,889,795
             2,400    Capital One Financial Corp. #                                                                          100,464
             7,100    PNC Bank Corp.                                                                                         506,159
               900    SunTrust Banks, Inc.                                                                                    36,954
            30,000    U.S. Bancorp                                                                                           918,300
            50,400    Wells Fargo & Co. #                                                                                  1,525,608
                                                                                                                           7,977,280
Telecommunication Equipment - Fiber Optics - 0.3%
            13,600    Ciena Corp.* ,#                                                                                        281,112
            39,200    Corning, Inc.                                                                                          784,392
                                                                                                                           1,065,504
Telecommunication Services - 0%
             1,300    Embarq Corp.                                                                                            59,501
Telephone - Integrated - 4.1%
           389,353    AT&T, Inc.                                                                                          11,995,966
            76,000    Verizon Communications, Inc.                                                                         2,587,040
                                                                                                                          14,583,006
Tobacco - 0.6%
            40,300    Altria Group, Inc.                                                                                     820,105
             4,400    Lorillard, Inc.*                                                                                       295,284
            20,300    Philip Morris International, Inc.                                                                    1,048,495
             1,500    UST, Inc.                                                                                               78,915
                                                                                                                           2,242,799
Tools - Hand Held - 0.1%
             1,100    Black & Decker Corp.                                                                                    66,022
             3,200    Snap-On, Inc.                                                                                          180,128
                                                                                                                             246,150
Toys - 0%
             2,500    Hasbro, Inc.                                                                                            96,800
Transportation - Railroad - 0.4%
             1,600    Burlington Northern Santa Fe Corp.                                                                     166,608
             9,600    CSX Corp.                                                                                              648,768
             2,500    Norfolk Southern Corp.                                                                                 179,800
             6,200    Union Pacific Corp.                                                                                    511,128
                                                                                                                           1,506,304
Transportation - Services - 0.5%
             6,700    C.H. Robinson Worldwide, Inc.                                                                          322,940
            16,000    Expeditors International of Washington, Inc.                                                           568,160
             7,500    Ryder System, Inc.                                                                                     494,700
             4,000    United Parcel Service, Inc. - Class B                                                                  252,320
                                                                                                                           1,638,120
Web Portals/Internet Service Providers - 0.5%
             3,600    Google, Inc. - Class A*                                                                              1,705,500
             7,600    Yahoo!, Inc.*                                                                                          151,164
                                                                                                                           1,856,664
Wireless Equipment - 0.1%
             2,200    American Tower Corp. - Class A*                                                                         92,180
             9,700    Motorola, Inc.                                                                                          83,808
             3,200    QUALCOMM, Inc.                                                                                         177,088
                                                                                                                             353,076
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $336,369,330)                                                                                   342,636,926
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.2%
           614,000    Janus Institutional Money Market Fund - Institutional Shares, 2.52%
                      (cost $614,000)                                                                                        614,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.2%
           996,266    Allianz Dresdner Daily Asset Fund+                                                                     996,266
         4,009,367    Repurchase Agreements+                                                                               4,009,367
         6,166,997    Time Deposits+                                                                                       6,166,997
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $11,172,630)                                                                                 11,172,630

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $348,155,960) - 100%                                                               $       354,423,556
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                     $        2,202,241              0.6%
Cayman Islands                                         890,194              0.2%
Netherlands Antilles                                 2,499,360              0.7%
Panama                                                 232,722              0.1%
United States ++                                   348,599,039             98.4%
--------------------------------------------------------------------------------
Total                                       $      354,423,556            100.0%

++Includes Short-Term Securities and Other Securities (95.0% excluding Short-Term Securities and Other Securities)


REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 40.8%
Advertising Sales - 0.3%
           284,375    Lamar Advertising Co. - Class A*,#                                                         $        10,800,563
Aerospace and Defense - 1.0%
         1,290,270    BAE Systems PLC**                                                                                   11,473,100
           147,295    Boeing Co.                                                                                           9,001,197
           390,970    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                11,948,044
                                                                                                                          32,422,341
Agricultural Chemicals - 2.1%
           153,600    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              31,375,872
           669,515    Syngenta A.G. (ADR)**                                                                               38,892,125
                                                                                                                          70,267,997
Apparel Manufacturers - 0.6%
         1,815,500    Esprit Holdings, Ltd.                                                                               19,404,942
Applications Software - 0.6%
           770,875    Microsoft Corp.                                                                                     19,826,905
Athletic Footwear - 0.4%
           258,555    NIKE, Inc. - Class B                                                                                15,172,007
Audio and Video Products - 0.1%
           134,190    Sony Corp. (ADR)**                                                                                   5,054,937
Automotive - Cars and Light Trucks - 0.4%
           326,534    BMW A.G.**                                                                                          14,667,359
Beverages - Non-Alcoholic - 0.3%
           204,940    Coca-Cola Co.                                                                                       10,554,410
Brewery - 1.3%
           656,780    InBev N.V.**                                                                                        44,211,667
Building Products - Air and Heating - 0.4%
           303,535    Daikin Industries, Ltd.**,#                                                                         12,870,359
Casino Hotels - 0.9%
         1,209,201    Crown, Ltd.                                                                                          8,931,309
           407,644    MGM Mirage*,#                                                                                       11,829,830
           104,430    Wynn Resorts, Ltd.*,#                                                                               10,179,836
                                                                                                                          30,940,975
Commercial Services - Finance - 0.5%
           154,380    Visa Inc.                                                                                           11,279,003
           249,370    Western Union Co.                                                                                    6,892,587
                                                                                                                          18,171,590
Computers - 1.4%
           103,750    Apple, Inc.*                                                                                        16,491,063
           532,565    Hewlett-Packard Co.                                                                                 23,858,912
            50,950    Research In Motion, Ltd. (U.S. Shares)*                                                              6,257,679
                                                                                                                          46,607,654
Computers - Memory Devices - 1.0%
         2,175,600    EMC Corp.*                                                                                          32,655,756
Cosmetics and Toiletries - 1.5%
           715,780    Avon Products, Inc.                                                                                 30,349,072
           256,715    Colgate-Palmolive Co.                                                                               19,066,223
                                                                                                                          49,415,295
Diversified Operations - 1.5%
         2,141,580    China Merchants Holdings International Company, Ltd.                                                 8,157,724
           369,904    Danaher Corp.                                                                                       29,462,855
         4,063,815    Melco International Development, Ltd.                                                                2,521,071
            78,790    Siemens A.G.**                                                                                       9,614,290
                                                                                                                          49,755,940
E-Commerce/Services - 0.5%
           249,405    eBay, Inc.*                                                                                          6,277,524
           677,280    Liberty Media Corp. - Interactive Class A*                                                           9,502,238
                                                                                                                          15,779,762
Electric Products - Miscellaneous - 0.2%
           156,945    Emerson Electric Co.                                                                                 7,643,222
Electronic Components - Semiconductors - 1.3%
            35,653    Samsung Electronics Company, Ltd.                                                                   19,850,628
         1,037,105    Texas Instruments, Inc.                                                                             25,284,620
                                                                                                                          45,135,248
Energy - Alternate Sources - 0.2%
           155,915    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                        5,216,916
Enterprise Software/Services - 1.3%
         2,025,720    Oracle Corp.*                                                                                       43,613,752
Finance - Credit Card - 1.0%
           959,125    American Express Co.                                                                                35,602,720
Finance - Investment Bankers/Brokers - 0.5%
           428,165    JP Morgan Chase & Co.                                                                               17,396,344
Food - Diversified - 1.5%
         1,167,185    Nestle S.A.**                                                                                       51,162,383
Hotels and Motels - 0.6%
           555,225    Starwood Hotels & Resorts Worldwide, Inc.                                                           19,038,665
Machinery - General Industrial - 0.2%
        14,483,170    Shanghai Electric Group Company, Ltd.*                                                               6,365,376
Medical - Biomedical and Genetic - 1.3%
           179,100    Celgene Corp.*                                                                                      13,520,259
           584,220    Gilead Sciences, Inc.*                                                                              31,536,196
                                                                                                                          45,056,455
Medical - Drugs - 3.0%
           557,140    Merck & Company, Inc.                                                                               18,329,906
           404,643    Roche Holding A.G.**                                                                                74,739,078
            24,710    Roche Holding A.G. (ADR)**                                                                           2,275,791
           173,845    Wyeth                                                                                                7,044,199
                                                                                                                         102,388,974
Medical - HMO - 0.3%
           249,370    Coventry Health Care, Inc.*                                                                          8,820,217
Medical Instruments - 0.2%
           123,180    Medtronic, Inc.                                                                                      6,507,599
Medical Products - 0.4%
           156,375    Nobel Biocare Holding A.G.**,#                                                                       4,810,774
           129,980    Zimmer Holdings, Inc.*                                                                               8,956,922
                                                                                                                          13,767,696
Multimedia - 0.1%
           264,900    News Corporation, Inc. - Class A                                                                     3,743,037
Networking Products - 0.2%
           336,220    Cisco Systems, Inc.*                                                                                 7,393,478
Oil Companies - Exploration and Production - 1.4%
           646,925    EnCana Corp. (U.S. Shares)                                                                          46,701,516
Oil Companies - Integrated - 2.9%
           833,215    ConocoPhillips                                                                                      68,007,007
           295,575    Hess Corp.                                                                                          29,971,305
                                                                                                                          97,978,312
Optical Supplies - 0.3%
            55,500    Alcon, Inc. (U.S. Shares)**                                                                          9,569,865
Retail - Apparel and Shoe - 0.2%
           249,370    Nordstrom, Inc.                                                                                      7,166,894
Retail - Consumer Electronics - 0.3%
           167,395    Yamada Denki Company, Ltd.**                                                                        11,307,479
Retail - Drug Store - 1.3%
         1,217,832    CVS/Caremark Corp.                                                                                  44,450,868
Retail - Jewelry - 0.3%
           254,935    Tiffany & Co.                                                                                        9,633,994
Retail - Restaurants - 0.4%
           232,770    McDonald's Corp.                                                                                    13,917,318
Soap and Cleaning Preparations - 1.6%
           994,295    Reckitt Benckiser PLC**                                                                             54,338,673
Telecommunication Equipment - 0%
             1,038    Nortel Networks Corporation*                                                                             7,930
Telecommunication Equipment - Fiber Optics - 0.7%
         1,126,085    Corning, Inc.                                                                                       22,532,961
Telephone - Integrated - 0.2%
           245,700    AT&T, Inc.                                                                                           7,570,017
Tobacco - 2.4%
         1,798,295    Altria Group, Inc.                                                                                  36,595,303
           841,930    Philip Morris International Inc.                                                                    43,485,684
                                                                                                                          80,080,987
Transportation - Railroad - 1.2%
           501,394    Canadian National Railway Co. (U.S. Shares)                                                         26,448,534
           188,480    Union Pacific Corp.                                                                                 15,538,291
                                                                                                                          41,986,825
Wireless Equipment - 0.5%
           336,405    QUALCOMM, Inc.                                                                                      18,616,653
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,207,044,377)                                                                               1,383,292,833
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 10.3%
Agricultural Chemicals - 0%
   $       990,000    Mosaic Co., 6.2500%, due 12/1/16 (144A)@                                                             1,039,500
Automotive - Cars and Light Trucks - 0.1%
         2,770,000    General Motors Nova Financial Corp., 6.8500%, due 10/15/08                                           2,721,525
Automotive - Truck Parts and Equipment - Original - 0%
         1,010,000    TRW Automotive, Inc., 7.0000%, due 3/15/14 (144A)                                                      903,950
Beverages - Non-Alcoholic - 0.4%
         6,441,000    Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                 6,506,055
         2,359,000    Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                 2,371,979
         2,872,000    Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                 2,920,011
                                                                                                                          11,798,045
Cable Television - 0.4%
         2,684,000    Comcast Corp., 6.3000%, due 11/15/17                                                                 2,664,925
         1,161,000    Cox Communication, Inc., 6.9500%, due 6/1/38 (144A)                                                  1,137,984
         2,862,000    Time Warner Cable, Inc., 6.7500%, due 7/1/18                                                         2,886,204
         5,630,000    Time Warner Cable, Inc., 7.3000%, due 7/1/38                                                         5,628,756
                                                                                                                          12,317,869
Cellular Telecommunications - 0.2%
         5,670,000    Rogers Wireless Communications, Inc., 6.3750%, due 3/1/14                                            5,689,114
Chemicals - Diversified - 0.1%
         2,795,000    E.I. Du Pont De Nemours, 5.0000%, due 7/15/13                                                        2,798,661
Coal - 0.1%
         2,857,000    Arch West Finance, 6.7500%, due 7/1/13                                                               2,849,858
Commercial Banks - 0.5%
        11,434,000    Credit Suisse New York, 5.0000%, due 5/15/13                                                        11,116,147
         6,090,000    U.S. Bank, 5.7000%, due 12/15/08                                                                     6,142,471
                                                                                                                          17,258,618
Consumer Products - Miscellaneous - 0.1%
         1,391,000    Clorox Co., 5.0000%, due 3/1/13                                                                      1,365,911
         2,988,000    Clorox Co., 5.9500%, due 10/15/17                                                                    2,950,303
                                                                                                                           4,316,214
Data Processing and Management - 0.1%
         2,517,000    Fiserv, Inc., 6.1250%, due 11/20/15                                                                  2,517,186
         2,517,000    Fiserv, Inc., 6.8000%, due 11/20/17                                                                  2,528,682
                                                                                                                           5,045,868
Diversified Financial Services - 0.1%
         3,995,000    General Electric Capital Corp., 6.7500%, due 3/15/32                                                 4,008,703
Diversified Operations - 0.6%
         3,383,000    Dover Corp., 5.4500%, due 3/15/18                                                                    3,330,662
         1,691,000    Dover Corp., 6.6000%, due 3/15/38                                                                    1,740,076
         2,453,000    Eaton Corp., 4.9000%, due 5/15/13                                                                    2,443,558
        11,877,000    General Electric Co., 5.2500%, due 12/6/17                                                          11,506,580
                                                                                                                          19,020,876
Electric - Generation - 0.1%
         2,845,000    Allegheny Energy Supply Company LLC, 8.2500%, due 4/15/12 (144A)@                                    2,987,250
         1,232,000    Edison Mission Energy, 7.0000%, due 5/15/17                                                          1,164,240
                                                                                                                           4,151,490
Electric - Integrated - 1.0%
         1,376,000    Centerpoint Energy, Inc., 6.5000%, due 5/1/18                                                        1,345,709
         5,689,000    CMS Energy Corp., 6.3000%, due 2/1/12                                                                5,693,688
         1,688,000    Consumers Energy Company, 5.6500%, due 9/15/18                                                       1,639,718
         1,337,000    Duke Energy Carolinas, 5.1000%, due 4/15/18                                                          1,299,953
         1,874,000    Duke Energy Carolinas, 6.0500%, due 4/15/38                                                          1,821,991
           770,000    Pacific Gas and Electric Co., 3.6000%, due 3/1/09                                                      769,811
         2,767,000    Pacific Gas and Electric Co., 4.2000%, due 3/1/11                                                    2,746,770
           941,000    Pacificorp, 6.2500%, due 10/15/37                                                                      903,646
         5,644,000    Tampa Electric, 6.1000%, due 5/15/18                                                                 5,614,262
         5,772,000    Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                 5,766,482
         6,003,000    West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                    5,946,955
                                                                                                                          33,548,985
Enterprise Software/Services - 0.2%
         5,917,000    BMC Software, Inc., 7.2500%, due 6/1/18                                                              5,986,566
Fiduciary Banks - 0.1%
         2,615,000    Bank of New York Mellon, 4.5000%, due 4/1/13                                                         2,516,289
Finance - Auto Loans - 0.1%
         2,587,000    Ford Motor Credit Co. LLC, 7.2500%, due 10/25/11                                                     1,955,710
Finance - Investment Bankers/Brokers - 1.0%
         5,979,000    Citigroup, Inc., 6.1250%, due 11/21/17                                                               5,730,955
         1,354,000    Goldman Sachs Group, Inc., 5.9500%, due 1/18/18                                                      1,286,205
         6,885,000    Goldman Sachs Group, Inc., 6.1500%, due 4/1/18                                                       6,632,334
        11,354,000    JP Morgan Chase & Co, 6.0000%, due 1/15/18                                                          11,016,061
         6,603,000    Morgan Stanley, 5.9500%, due 12/28/17                                                                5,820,617
         2,735,000    Morgan Stanley, 6.6250%, due 4/1/18                                                                  2,531,628
                                                                                                                          33,017,800
Food - Diversified - 0.2%
         3,173,000    General Mills, Inc., 5.2500%, due 8/15/13                                                            3,166,147
         1,774,000    General Mills, Inc., 5.2000%, due 3/17/15                                                            1,745,655
         1,288,000    Kellogg Company, 4.2500%, due 3/6/13                                                                 1,255,483
                                                                                                                           6,167,285
Food - Retail - 0.4%
         3,481,000    Kroger Co., 6.4000%, due 8/15/17                                                                     3,557,432
         1,406,000    Kroger Co., 6.1500%, due 1/15/20                                                                     1,391,172
         1,054,000    Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                 1,006,570
         8,255,000    Supervalu, Inc., 7.5000%, due 11/15/14                                                               8,141,494
                                                                                                                          14,096,668
Independent Power Producer - 0.4%
         2,860,000    NRG Energy, Inc., 7.3750%, due 2/1/16                                                                2,774,200
         1,338,000    NRG Energy, Inc., 7.3750%, due 1/15/17                                                               1,291,170
         6,444,000    Reliant Energy, Inc., 7.6250%, due 6/15/14                                                           6,218,460
         1,618,000    Reliant Energy, Inc., 7.8750%, due 6/15/17#                                                          1,561,370
                                                                                                                          11,845,200
Machinery - Construction and Mining - 0%
         1,455,000    Atlas Copco A.B., 5.6000%, due 5/22/17 (144A) ss.                                                    1,412,524
Medical - Hospitals - 0.2%
         2,847,000    HCA, Inc., 6.5000%, due 2/15/16                                                                      2,370,128
         4,475,000    HCA, Inc., 9.2500%, due 11/15/16                                                                     4,609,250
                                                                                                                           6,979,378
Medical Products - 0.2%
         3,130,000    Covidien International, 5.4500%, due 10/15/12                                                        3,115,508
         4,160,000    Covidien International, 6.0000%, due 10/15/17                                                        4,162,180
                                                                                                                           7,277,688
Multimedia - 0.2%
         1,488,000    Viacom, Inc., 6.1250%, due 10/5/17                                                                   1,402,641
         6,486,000    Walt Disney Company, 4.7000%, due 12/1/12                                                            6,530,987
                                                                                                                           7,933,628
Office Automation and Equipment - 0.1%
         1,877,000    Xerox Corp., 5.6500%, due 5/15/13                                                                    1,859,591
         2,680,000    Xerox Corp., 6.3500%, due 5/15/18                                                                    2,592,490
                                                                                                                           4,452,081
Oil Companies - Exploration and Production - 0.2%
         1,547,000    Chesapeake Energy Corp., 7.2500%, due 12/15/18                                                       1,516,060
           463,000    Forest Oil Corp., 8.0000%, due 12/15/11                                                                469,945
           433,000    Forest Oil Corp., 7.2500%, due 6/15/19 (144A)                                                          407,020
         4,361,000    Forest Oil Corp., 7.2500%, due 6/15/19                                                               4,099,340
                                                                                                                           6,492,365
Pipelines - 0.7%
         5,684,000    El Paso Corporation, 7.0000%, due 6/15/17                                                            5,690,366
         1,208,000    Kinder Morgan Energy Partners L.P., 6.0000%, due 2/1/17                                              1,193,009
           935,000    Kinder Morgan Energy Partners L.P., 5.9500%, due 2/15/18                                               909,844
           732,000    Kinder Morgan Energy Partners L.P., 6.5000%, due 2/1/37                                                677,771
           936,000    Kinder Morgan Energy Partners L.P., 6.9500%, due 1/15/38                                               923,252
         8,746,000    Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                       8,057,252
         1,320,000    Plains All American Pipeline, 6.5000%, due 5/1/18 (144A)                                             1,304,837
           984,000    Southern Natural Gas Co., 5.9000%, due 4/1/17 (144A)                                                   946,477
         2,632,000    Teppco Partners L.P., 6.6500%, due 4/15/18                                                           2,653,982
         2,632,000    Teppco Partners L.P., 7.5500%, due 4/15/38                                                           2,697,884
                                                                                                                          25,054,674
Reinsurance - 0.2%
         5,709,000    Berkshire Hathaway, 5.0000%, due 8/15/13 (144A)                                                      5,721,137
Retail - Discount - 0.1%
         1,873,000    Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                          1,862,997
         1,873,000    Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                          1,830,563
                                                                                                                           3,693,560
Retail - Regional Department Stores - 0.1%
         4,950,000    May Department Stores Co., 4.8000%, due 7/15/09                                                      4,876,834
Special Purpose Entity - 0.1%
         2,180,000    Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                  1,907,500
           562,000    Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                    486,130
                                                                                                                           2,393,630
Steel - Producers - 0.4%
         5,725,000    Arcelormittal, 5.3750%, due 6/1/13 (144A)                                                            5,618,000
         4,089,000    Arcelormittal, 6.1250%, due 6/1/18 (144A)                                                            3,926,687
         5,648,000    Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                    5,563,280
                                                                                                                          15,107,967
Super-Regional Banks - 0.7%
         5,740,000    Bank of America Corp., 4.9000%, due 5/1/13                                                           5,559,230
         6,105,000    Bank of America Corp., 5.6500%, due 5/1/18                                                           5,698,724
         3,227,000    Wachovia Corp., 5.7500%, due 2/1/18                                                                  2,755,306
        11,828,000    Wells Fargo Co., 5.6250%, due 12/11/17                                                              11,272,865
                                                                                                                          25,286,125
Telephone - Integrated - 0.4%
         7,697,000    AT&T, Inc., 4.9500%, due 1/15/13                                                                     7,698,901
         1,763,000    AT&T, Inc., 5.5000%, due 2/1/18                                                                      1,720,914
         2,685,000    AT&T, Inc., 5.6000%, due 5/15/18                                                                     2,637,043
                                                                                                                          12,056,858
Transportation - Railroad - 0.3%
         3,047,000    Burlington North Santa Fe, 5.7500%, due 3/15/18                                                      2,974,390
         1,910,000    Canadian National Railway Co., 4.2500%, due 8/1/09                                                   1,921,025
         5,573,000    Union Pacific Corp., 5.7000%, due 8/15/18                                                            5,384,493
                                                                                                                          10,279,908
Wireless Equipment - 0.2%
         5,719,000    Rogers Communications, 6.8000%, due 8/15/18                                                          5,726,664
         1,430,000    Rogers Communications, 7.5000%, due 8/15/38                                                          1,435,734
                                                                                                                           7,162,398
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $356,701,065)                                                                                349,235,549
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 6.7%
U.S. Government Agency - 6.7%
                   Fannie Mae:
$       47,447,000    5.5000%, due 9/25/22 &                                                                              47,595,271
         6,842,880    4.5000%, due 6/1/23                                                                                  6,563,554
        28,087,000    5.0000%, due 8/15/35 &                                                                              26,665,095
        33,596,000    6.0000%, due 8/15/36 &                                                                              33,742,982
        16,199,000    6.5000%, 8/15/36                                                                                    16,629,278
         5,503,746    5.5000%, due 6/1/37                                                                                  5,391,584
         5,532,560    6.0000%, due 3/1/38                                                                                  5,563,509
        30,370,000    5.5000%, due 4/25/38                                                                                29,715,162
         5,579,209    5.0000%, due 5/1/38                                                                                  5,302,051
         5,616,765    5.5000%, due 5/1/38                                                                                  5,501,738
        11,214,140    5.5000%, due 5/1/38                                                                                 10,984,485
         5,631,013    5.5000%, due 6/1/38 &                                                                                5,515,695
         5,638,630    5.5000%, due 6/1/38 &                                                                                5,523,156
                   Freddie Mac:
         5,532,682    4.5000%, due 4/1/23                                                                                  5,299,921
         2,622,826    5.5000%, due 2/1/38                                                                                  2,566,654
         5,115,889    5.0000%, due 4/1/38                                                                                  4,858,550
         1,281,741    4.5000%, due 5/1/38                                                                                  1,175,036
         4,327,821    4.5000%, due 5/1/38                                                                                  3,967,530
         5,620,424    5.0000%, due 5/1/38                                                                                  5,337,705
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $229,763,770)                                                                     227,898,956
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
Food - Diversified - 0%
                16    Heinz (H.J.) Co., 8.0000% (144A)
                      (cost $1,600,000)                                                                                    1,583,000
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.6%
                  Fannie Mae:
$        4,310,000    5.2500%, due 1/15/09                                                                                 4,359,220
           880,000    6.3750%, due 6/15/09                                                                                   907,277
        11,154,000    3.8750%, due 7/12/13#                                                                               11,075,910
         5,589,000    5.3750%, due 6/12/17#                                                                                5,900,833
         5,589,000    6.6250%, due 11/15/30                                                                                6,640,527

                  Freddie Mac:
         2,155,000    5.7500%, due 3/15/09                                                                                 2,194,083
        11,165,000    3.7500%, due 6/28/13                                                                                11,026,955
         5,585,000    4.8750%, due 6/13/18#                                                                                5,675,248
         5,580,000    6.2500%, due 7/15/32                                                                                 6,385,506
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (cost $54,700,374)                                                                         54,165,559
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 18.8%
                  U.S. Treasury Notes/Bonds:
        19,883,000    4.3750%, due 11/15/08#                                                                              20,030,572
         7,270,000    4.7500%, due 12/31/08                                                                                7,358,032
        27,706,000    4.8750%, due 1/31/09**,#                                                                            28,123,751
        27,483,000    4.5000%, due 2/15/09**                                                                              27,854,460
        18,631,000    3.1250%, due 4/15/09#                                                                               18,754,728
         2,635,000    4.8750%, due 5/15/09#                                                                                2,689,963
        17,855,000    4.8750%, due 5/31/09#                                                                               18,241,400
        23,072,000    6.0000%, due 8/15/09#                                                                               23,944,398
        14,784,000    4.6250%, due 11/15/09**                                                                             15,228,673
        23,238,000    2.1250%, due 1/31/10                                                                                23,174,467
        28,472,000    4.0000%, due 4/15/10**,#                                                                            29,232,744
         3,033,000    4.5000%, due 5/15/10#                                                                                3,143,419
         8,826,000    2.6250%, due 5/31/10#                                                                                8,852,204
         7,842,000    3.6250%, due 6/15/10#                                                                                8,011,709
        16,365,000    2.8750%, due 6/30/10#                                                                               16,483,908
        22,440,000    4.5000%, due 11/15/10#                                                                              23,372,651
        46,054,000    4.5000%, due 2/28/11**,#                                                                            48,072,456
        20,734,000    4.8750%, due 4/30/11#                                                                               21,879,222
         2,897,000    4.8750%, due 5/31/11#                                                                                3,058,824
        15,025,000    5.1250%, due 6/30/11                                                                                15,984,016
        11,015,000    4.8750%, due 7/31/11#                                                                               11,656,965
        19,683,000    5.0000%, due 8/15/11#                                                                               20,923,954
         4,340,000    4.1250%, due 8/31/12                                                                                 4,510,210
        13,879,000    3.3750%, due 11/30/12#                                                                              14,011,281
           699,000    2.8750%, due 1/31/13#                                                                                  690,590
        25,659,000    2.7500%, due 2/28/13#                                                                               25,163,858
         2,342,000    2.5000%, due 3/31/13#                                                                                2,271,009
         8,250,401    2.0000%, due 4/15/13 #,&&                                                                            8,061,541
         2,324,000    3.1250%, due 4/30/13#                                                                                2,313,801
           173,000    3.5000%, due 5/31/13                                                                                   174,919
            75,000    3.3750%, due 6/30/13#                                                                                   75,363
        11,605,000    4.2500%, due 8/15/14#                                                                               12,143,542
         1,435,000    4.1250%, due 5/15/15#                                                                                1,489,486
        14,152,000    4.2500%, due 8/15/15#                                                                               14,772,254
         7,831,000    4.5000%, due 2/15/16#                                                                                8,266,599
        14,335,000    7.2500%, due 5/15/16**,#                                                                            17,617,486
         2,668,000    4.8750%, due 8/15/16#                                                                                2,868,308
         7,076,000    4.5000%, due 5/15/17#                                                                                7,382,808
         9,729,000    4.2500%, due 11/15/17#                                                                               9,947,144
         8,321,929    2.0000%, due 1/15/18 #,&&                                                                            8,293,976
           596,000    3.5000%, due 2/15/18#                                                                                  574,256
         4,958,000    3.8750%, due 5/15/18#                                                                                4,915,391
         6,019,000    7.8750%, due 2/15/21**,#                                                                             8,010,440
        12,112,000    6.0000%, due 2/15/26**,#                                                                            14,111,425
         1,002,000    5.2500%, due 2/15/29#                                                                                1,077,228
        19,210,947    3.3750%, due 4/15/32 &&                                                                             23,712,014
         4,106,000    4.7500%, due 2/15/37#                                                                                4,191,971
         6,064,000    5.0000%, due 5/15/37#                                                                                6,442,527
        38,992,000    4.3750%, due 2/15/38**,#                                                                            37,575,500
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $626,946,080)                                                                      636,737,443
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.7%
        33,801,910    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              33,801,910
       261,687,687    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                261,687,687
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $295,489,597)                                                                                  295,489,597
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 13.1%
        64,804,113    Allianz Dresdner Daily Asset Fund+                                                                  64,804,113
       150,747,752    Repurchase Agreements+                                                                             150,747,752
                      Time Deposits:
        27,372,268    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     27,372,268
        24,325,071    Calyon, N.A., 2.2000%, 8/1/08+                                                                      24,325,071
        27,517,503    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 27,517,503
        27,517,503    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    27,517,503
         1,222,483    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                             1,222,483
        27,517,503    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    27,517,503
        27,517,503    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       27,517,503
        27,517,503    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            27,517,503
        27,517,503    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       27,517,503
        10,654,922    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                            10,654,922
                                                                                                                         228,679,762

------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $444,231,627)                                                                               444,231,627
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,216,476,890) - 100%                                                             $     3,392,634,564
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                            Value              Securities
--------------------------------------------------------------------------------
Australia                                           8,931,309              0.3%
Belgium                                            44,211,667              1.3%
Bermuda                                            19,404,942              0.6%
Brazil                                             11,948,043              0.3%
Canada                                            129,180,446              3.8%
Cayman Islands                                      5,216,916              0.2%
China                                               6,851,506              0.2%
Germany                                            24,281,649              0.7%
Hong Kong                                          10,678,796              0.3%
Japan                                              29,232,775              0.9%
South Korea                                        19,850,628              0.6%
Switzerland                                       181,450,018              5.3%
United Kingdom                                     65,811,773              1.9%
United States ++                                2,835,584,096             83.6%
-------------------------------------------------------------------------------
Total                                      $    3,392,634,564             100.0%

++ Includes Short-Term Securities and Other Securities (61.8% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open as of July 31, 2008 (unaudited)

Currency Sold and                                            Currency              Currency           Unrealized
Settlement Date                                            Units Sold       Value in U.S. $          Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
British Pound 8/14/08                                       1,275,000       $     2,525,330          $  (56,101)
British Pound 10/23/08                                      7,875,000            15,509,881            (128,856)
British Pound 11/12/08                                      2,750,000             5,408,673            (122,815)
Euro 10/23/08                                               8,900,000            13,819,197             (82,937)
Japanese Yen 8/14/08                                      485,000,000             4,498,387              64,472
Swiss Franc 11/12/08                                       35,500,000            33,930,998             329,138
----------------------------------------------------------------------------------------------------------------
Total                                                                       $    75,692,466          $    4,891

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, and are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

@     Rate is subject to change. Rate shown reflects current rate.

&     Security is traded on a "to-be-announced" basis.

&&    Security is a U.S. Treasury Inflation-Protected Security (TIPS).

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                    Value as a %
                                                      Acquisition    Acquisition                   of Investment
                                                         Date           Cost           Value        Securities
----------------------------------------------------------------------------------------------------------------
Janus Balanced Fund
Atlas Copco A.B., 5.6000%
   bonds, due 5/22/17 (144A)                            5/15/07      $ 1,454,345     $ 1,412,524         0.0%
----------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Balanced Fund                                                 $430,572,587

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                         Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.5%
Airport Development - Maintenance - 0.4%
        10,491,538    Macquarie Airports**                                                                       $       27,729,058
Automotive - Cars and Light Trucks - 0.5%
           774,004    BMW A.G.                                                                                           34,766,960
Brewery - 2.8%
         2,967,546    InBev N.V. #                                                                                      199,762,714
Broadcast Services and Programming - 3.6%
         6,907,232    Liberty Global, Inc. - Class A*,**,#,@                                                            199,135,498
         2,115,977    Liberty Global, Inc. - Class C*,#                                                                  57,977,770
                                                                                                                        257,113,268
Building Products - Cement and Aggregate - 2.3%
         5,575,283    Cemex S.A. de C.V. (ADR)* ,#                                                                      118,530,517
         4,438,505    Gujarat Ambuja Cements, Ltd.                                                                        8,442,241
           373,885    Martin Marietta Materials, Inc. #                                                                  39,246,708
                                                                                                                        166,219,466
Cable Television - 3.3%
         8,687,495    DIRECTV Group, Inc.* ,#                                                                           234,736,115
Casino Hotels - 0.3%
         3,150,733    Crown, Ltd.**                                                                                      23,271,707
Coal - 0.7%
        66,682,000    Bumi resources                                                                                     49,290,096
Commercial Banks - 2.5%
         3,342,118    ICICI Bank, Ltd.                                                                                   49,311,949
         2,435,299    ICICI Bank, Ltd. (ADR) #                                                                           72,109,203
         2,766,200    Mitsubishi UFJ Financial Group, Inc.                                                               24,377,306
             6,311    Mizuho Financial Group, Inc.                                                                       30,225,189
                                                                                                                        176,023,647
Containers - Metal and Glass - 5.2%
         8,830,905    Owens-Illinois, Inc.* ,**,@                                                                       373,017,427
Diversified Operations - 1.1%
        20,728,000    China Merchants Holdings International Company, Ltd.                                               78,957,271
Electric - Generation - 1.5%
        26,223,649    National Thermal Power Corporation, Ltd.                                                          104,041,024
Electric - Integrated - 3.1%
        86,318,100    Tenaga Nasional Berhad                                                                            221,176,704
Electric - Transmission - 1.6%
        50,754,785    Power Grid Corporation of India Limited                                                           111,786,631
Engineering - Research and Development Services - 1.3%
         1,164,998    Larsen & Toubro, Ltd.                                                                              70,599,736
           320,796    Larsen & Toubro, Ltd. (GDR)                                                                        19,632,426
                                                                                                                         90,232,162
Forestry - 5.4%
         5,224,770    Plum Creek Timber Company, Inc. #                                                                 254,550,794
         2,526,284    Weyerhaeuser Co.                                                                                  135,055,143
                                                                                                                        389,605,937
Independent Power Producer - 4.8%
         6,773,585    NRG Energy, Inc.* ,**                                                                             245,813,400
           252,085    Reliance Power, Ltd.*                                                                                 971,655
         5,414,045    Reliant Energy, Inc.*                                                                              98,048,355
                                                                                                                        344,833,410
Investment Companies - 0.3%
        11,127,980    Australian Infrastructure Fund**                                                                   23,117,505
Investment Management and Advisory Services - 0.0%
            13,545    Future Capital Holdings, Ltd.*                                                                        111,352
Medical - Biomedical and Genetic - 3.6%
         4,171,010    Amgen, Inc.* ,**                                                                                  261,230,356
Medical - HMO - 2.9%
         5,826,817    Coventry Health Care, Inc.*                                                                       206,094,517
Medical Products - 1.0%
         1,011,022    Zimmer Holdings, Inc.*                                                                             69,669,526
Metal Processors and Fabricators - 0.6%
         6,936,608    Bharat Forge, Ltd.                                                                                 41,291,339
Multimedia - 3.5%
        10,285,704    Liberty Media Corp. - Entertainment - Class A*,**                                                 253,234,033
Oil Companies - Exploration and Production - 6.7%
         2,474,140    Chesapeake Energy Corp.#                                                                          124,078,120
         4,134,615    Forest Oil Corp.* ,**                                                                             235,797,093
            24,400    OGX Petroleo E Gas Participacoes*                                                                  11,983,395
         2,403,121    Sandridge Energy, Inc.* ,#                                                                        117,488,586
                                                                                                                        489,347,194
Oil Companies - Integrated - 1.3%
         1,655,695    Petroleo Brasileiro S.A. (ADR)                                                                     92,569,907
Oil Refining and Marketing - 2.7%
         3,779,215    Reliance Industries, Ltd.                                                                         194,352,799
Paper and Related Products - 0.3%
        30,946,059    Ballarpur Industries, Ltd. @                                                                       23,831,760
Pipelines - 4.8%
         3,847,890    Enbridge, Inc. #                                                                                  168,883,167
         3,181,673    Kinder Morgan Management LLC*,#,@                                                                 174,705,664
                                                                                                                        343,588,831
Publishing - Periodicals - 0.1%
         1,657,700    Playboy Enterprises, Inc. - Class B*,#,@                                                            7,741,459
Real Estate Management/Services - 3.6%
         6,517,920    CB Richard Ellis Group, Inc. - Class A*,**                                                         91,576,776
         6,903,000    Mitsubishi Estate Company, Ltd.                                                                   165,419,878
                                                                                                                        256,996,654
Real Estate Operating/Development - 7.7%
        38,626,000    CapitaLand, Ltd.**                                                                                160,097,438
        44,085,000    New World Development Company, Ltd.                                                                82,541,373
         8,953,092    St. Joe Co. #,@                                                                                   313,626,812
                                                                                                                        556,265,623
REIT - Diversified - 1.5%
         1,150,985    Vornado Realty Trust                                                                              109,424,144
REIT - Mortgage - 0.6%
         1,812,365    Annaly Mortgage Management, Inc. **                                                                27,312,341
         2,130,133    Gramercy Capital Corp. #,@                                                                         14,399,699
                                                                                                                         41,712,040
REIT - Warehouse/Industr - 2.7%
         4,018,165    ProLogis                                                                                          196,407,905
Resorts and Theme Parks - 1.7%
         2,988,565    Vail Resorts, Inc.*,#,@                                                                           120,678,255
Retail - Consumer Electronics - 0.8%
           837,900    Yamada Denki Company, Ltd. #                                                                       56,599,877
Retail - Major Department Stores - 0.4%
         3,714,112    Pantaloon Retail India, Ltd.                                                                       29,680,701
Soap and Cleaning Preparations - 0.5%
           590,699    Reckitt Benckiser PLC**                                                                            32,281,968
Television - 0.6%
         5,124,677    British Sky Broadcasting Group PLC**                                                               45,896,466
Transportation - Railroad - 0.4%
         2,286,315    All America Latina Logistica (GDR)                                                                 29,793,657
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $5,877,719,940)                                                                              6,364,481,465
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.1%
             9,060    Annaly Capital Management, Inc.**
                         expires January 2009
                         exercise price $16.00                                                                            1,041,900
            12,960    Chesapeake Energy Corp.**
                         expires January 2009
                         exercise price $60.00                                                                            6,220,800
-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (cost $8,104,500)                                                                         7,262,700
-----------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 1.5%
            13,228    Forest Oil Corp.**
                         expires November 2008
                         exercise price $72.00                                                                           22,752,160
             5,203    MSCI World Excluding Europe Index
                         expires October 2008
                         exercise price $1,302.93                                                                        11,452,063
             3,436    MSCI World Excluding Europe Index
                         expires October 2008
                         exercise price $1,302.93                                                                         8,613,777
             3,795    S&P 500(R) Index**
                         expires August 2008
                         exercise price $1,230.00                                                                         3,840,540
             3,805    S&P 500(R) Index
                         expires September 2008
                         exercise price $1,250.00                                                                        12,419,520
             4,820    West Texas Intermediate Crude Oil Futures
                         expires November 2008
                         exercise price $104.00                                                                          19,087,200
             1,585    West Texas Intermediate Crude Oil Futures
                         expires November 2008
                         exercise price $105.00                                                                           6,244,900
             1,295    West Texas Intermediate Crude Oil Futures
                         expires May 2009
                         exercise price $120.00                                                                          19,955,950

-----------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $138,880,283)                                                                      104,366,110
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 10.9%
        64,804,113    Allianz Dresdner Daily Asset Fund+                                                                 64,804,113
       281,964,244    Repurchase Agreements+                                                                            281,964,244
       433,702,437    Time Deposits+                                                                                    433,702,437
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $780,470,794)                                                                              780,470,794
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $6,805,175,517) - 101.2%                                                           $    7,256,581,069
-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.2)%
Automotive - Cars and Light Trucks - (1.2)%
         (272,937)    Volkswagon A.G. (cost $78,311,859)                                                                (86,896,515)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Short Sales (total cost $6,726,863,658) - 100%                                             $    7,169,684,554
-----------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                Value          Securities
--------------------------------------------------------------------------------
Australia                                 $       74,118,270                1.0%
Belgium                                          199,762,713                2.8%
Brazil                                           134,346,959                1.9%
Canada                                           168,883,167                2.3%
Germany                                           34,766,960                0.5%
Hong Kong                                        161,498,643                2.2%
India                                            726,162,814               10.0%
Indonesia                                         49,290,097                0.7%
Japan                                            276,622,250                3.8%
Malaysia                                         221,176,704                3.0%
Mexico                                           118,530,517                1.6%
Singapore                                        160,097,438                2.2%
United Kingdom                                    78,178,434                1.1%
United States++                                4,853,146,103               66.9%
--------------------------------------------------------------------------------
Total                                     $    7,256,581,069              100.0%

++Includes Other Securities (56.1% excluding Other Securities)

              Summary of Investments by Country- (Short Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Securities
Country                                                 Value         Sold Short
--------------------------------------------------------------------------------
Germany                                   $      (86,896,515)             100.0%
--------------------------------------------------------------------------------
Total                                     $      (86,896,515)             100.0%

Forward Currency Contracts, Open
As of July 31, 2008 (unaudited)
Currency Sold and                      Currency      Currency         Unrealized
Settlement Date                       Units Sold   Value in U.S.$    Gain/(Loss)
--------------------------------------------------------------------------------
Australian Dollar 10/16/08            79,800,000   $   74,361,245   $(2,001,309)

British Pound 11/12/08                37,300,000       73,385,420    (1,347,343)

Singapore Dollar 10/16/08            213,000,000      156,431,460     1,084,722
--------------------------------------------------------------------------------
Total                                              $  304,178,125   $(2,263,930)

Schedule of Written Options - Calls                              Value
--------------------------------------------------------------------------------
                      Annaly Capital Management, Inc.
                         expires January 2009
                         18,120 contracts
                         exercise price $20.00                   $     (362,400)

                      Chesapeake Energy Corp.
                         expires January 2009
                         12,960 contracts
                         exercise price $75.00                       (2,883,600)

                      Forest Oil Corp.
                         expires November 2008
                         20,670 contracts
                         exercise price $84.00                       (2,215,824)

--------------------------------------------------------------------------------
Total Written Options - Calls
                      (Premiums received $13,861,580)            $   (5,461,824)
--------------------------------------------------------------------------------

Schedule of Written Options - Puts                               Value
--------------------------------------------------------------------------------
                      Chesapeake Energy Corp.
                         expires January 2009
                         12,960 contracts
                         exercise price $45.00                   $   (6,754,752)

                      Forest Oil Corp.
                         expires November 2008
                         16,205 contracts
                         exercise price $59.00                      (13,339,956)

                      Forest Oil Corp.
                         expires January 2009
                         4,465 contracts
                         exercise price $55.00                       (3,224,623)

                      S&P 500(R) Index
                         expires August 2008
                         3,795 contracts
                         exercise price $1,150.00                      (565,455)

--------------------------------------------------------------------------------
Total Written Options - Puts
                      (Premiums received $18,284,903)            $  (23,884,786)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

                                       Purchases                   Sales             Realized       Dividend        Value
                                 Shares        Cost         Shares       Cost       Gain/(Loss)      Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund

Ballarpur Industries, Ltd.     41,261,412   $         --         --  $         --  $         --   $    393,166  $   23,831,760

Ceridian Corp.                         --             --  8,512,070   158,087,930   148,346,590             --              --

Gramercy Capital Corp.          2,148,703     49,529,961         --            --            --      2,695,667      14,399,699

Kinder Morgan Management LLC*     889,566     40,742,465          8           387          (387)            --     174,705,664
Liberty Global Inc. -
Class A                                --             --         --            --            --                    199,135,498

Owens-Illinois, Inc.*                  --             --    706,545    15,363,737    25,263,540             --     373,017,427
Playboy Enterprises, Inc. -
Class B*                               --             --         --            --            --             --       7,741,459

St. Joe Co.                     1,259,477     52,650,744         --            --            --             --     313,626,812

Vail Resorts, Inc.*             2,988,565    141,283,252         --            --            --             --     120,678,255
------------------------------------------------------------------------------------------------------------------------------
                               48,547,723   $284,206,422  9,218,623  $173,452,054  $173,609,743   $  3,088,833  $1,281,235,109
------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Contrarian Fund                                            $ 1,150,759,301

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 85.9%
Advertising Sales - 2.5%
         1,534,905    Lamar Advertising Co. - Class A*,#                                                         $        58,295,692
Aerospace and Defense - 1.3%
         1,005,575    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                30,730,372
Aerospace and Defense - Equipment - 1.0%
           238,880    Alliant Techsystems, Inc.*,#                                                                        23,646,731
Agricultural Operations - 0.4%
         7,942,000    Chaoda Modern Agriculture Holdings, Ltd.                                                             9,185,574
Airlines - 1.0%
           940,291    Ryanair Holdings PLC (ADR)*,#                                                                       22,896,086
Apparel Manufacturers - 1.9%
         2,801,100    Esprit Holdings, Ltd.                                                                               29,939,511
           212,020    VF Corp.                                                                                            15,176,392
                                                                                                                          45,115,903
Automotive - Truck Parts and Equipment - Original - 0.6%
           975,920    Tenneco, Inc.*                                                                                      14,072,766
Batteries and Battery Systems - 1.6%
           534,735    Energizer Holdings, Inc. *                                                                          38,147,995
Casino Hotels - 0.5%
         1,609,320    Crown, Ltd.                                                                                         11,886,638
Cellular Telecommunications - 1.0%
           563,855    Leap Wireless International, Inc.*,#                                                                24,319,066
Chemicals - Diversified - 1.8%
           344,252    K+S A.G.                                                                                            42,839,919
Commercial Services - 2.1%
         1,681,672    Iron Mountain, Inc.*,#                                                                              48,768,488
Commercial Services - Finance - 2.5%
           803,940    Equifax, Inc.                                                                                       28,210,254
           324,247    Global Payments, Inc.#                                                                              14,360,900
           475,936    Paychex, Inc.                                                                                       15,667,813
                                                                                                                          58,238,967
Computer Services - 0.5%
           195,710    IHS, Inc. - Class A*                                                                                12,179,033
Computers - 0.9%
           135,557    Apple, Inc.*                                                                                        21,546,785
Consulting Services - 1.5%
         1,474,630    Gartner Group, Inc.*                                                                                35,921,987
Containers - Metal and Glass - 2.2%
           478,865    Ball Corp.                                                                                          21,347,802
           705,385    Owens-Illinois, Inc.*                                                                               29,795,462
                                                                                                                          51,143,264
Decision Support Software - 1.1%
           856,369    MSCI, Inc.*                                                                                         25,476,978
Distribution/Wholesale - 1.3%
         8,976,755    Li & Fung, Ltd.                                                                                     30,487,126
Diversified Operations - 1.1%
         1,305,000    China Merchants Holdings International Company, Ltd.                                                 4,971,017
           324,255    Cooper Industries, Ltd. - Class A                                                                   13,673,833
        35,394,279    Polytec Asset Holdings, Ltd.                                                                         6,698,000
                                                                                                                          25,342,850
Electric Products - Miscellaneous - 1.0%
           506,827    AMETEK, Inc.                                                                                        24,256,740
Electronic Components - Semiconductors - 1.2%
         1,070,455    Microsemi Corp.*                                                                                    27,789,012
Electronic Connectors - 0.7%
           340,215    Amphenol Corp. - Class A                                                                            16,218,049
Electronic Measuring Instruments - 1.2%
           823,785    Trimble Navigation, Ltd.*,#                                                                         27,349,662
Energy - Alternate Sources - 0.5%
           312,775    Nordex A.G.*                                                                                        10,360,749
Entertainment Software - 0.6%
           340,705    Electronic Arts, Inc.*                                                                              14,711,642
Fiduciary Banks - 0.8%
           222,755    Northern Trust Corp.                                                                                17,412,758
Filtration and Separations Products - 0.5%
           307,710    Pall Corp.                                                                                          12,437,638
Finance - Consumer Loans - 0.5%
         1,146,650    Nelnet, Inc. - Class A#                                                                             12,360,887
Finance - Other Services - 0.9%
            59,930    CME Group, Inc.                                                                                     21,582,591
Independent Power Producer - 0.9%
           590,790    NRG Energy, Inc.*,#                                                                                 21,439,769
Instruments - Controls - 0.9%
           188,340    Mettler-Toledo International, Inc.*                                                                 20,248,433
Instruments - Scientific - 1.3%
           499,274    Thermo Fisher Scientific, Inc.*                                                                     30,216,062
Investment Management and Advisory Services - 2.8%
         1,210,350    National Financial Partners Corp.#                                                                  25,235,798
           658,955    T. Rowe Price Group, Inc.                                                                           39,438,456
                                                                                                                          64,674,254
Machinery - General Industrial - 1.6%
           606,570    Roper Industries, Inc.                                                                              37,109,953
Machinery - Pumps - 1.0%
           649,310    Graco, Inc.#                                                                                        23,524,501
Medical - Biomedical and Genetic - 4.2%
           895,073    Celgene Corp.*                                                                                      67,569,061
           365,097    Gilead Sciences, Inc.*                                                                              19,707,936
           160,830    Millipore Corp.*,#                                                                                  11,314,391
                                                                                                                          98,591,388
Medical - Drugs - 1.1%
           139,545    Elan Corporation PLC (ADR)*                                                                          2,797,877
           450,730    Shire PLC (ADR)                                                                                     22,689,748
                                                                                                                          25,487,625
Medical - HMO - 1.3%
           826,913    Coventry Health Care, Inc.*                                                                         29,247,913
Metal Processors and Fabricators - 0.9%
           228,655    Precision Castparts Corp.                                                                           21,363,237
Oil - Field Services - 0.9%
         1,285,600    Acergy S.A.                                                                                         21,629,283
Oil and Gas Drilling - 0.5%
           213,635    Helmerich & Payne, Inc.                                                                             12,632,238
Oil Companies - Exploration and Production - 3.3%
           121,970    EOG Resources, Inc.                                                                                 12,261,644
           520,930    Forest Oil Corp.*                                                                                   29,708,639
           259,745    Sandridge Energy, Inc. *                                                                            12,698,933
           241,014    Whitting Petroleum, Corp.*                                                                          22,575,781
                                                                                                                          77,244,997
Oil Companies - Integrated - 1.0%
           236,775    Hess Corp.                                                                                          24,008,985
Physical Practice Management - 1.3%
           596,924    Pediatrix Medical Group, Inc.*                                                                      29,040,353
Real Estate Management/Services - 1.4%
           916,560    CB Richard Ellis Group, Inc. - Class A*,#                                                           12,877,668
           397,310    Jones Lang LaSalle, Inc.                                                                            18,927,848
                                                                                                                          31,805,516
Real Estate Operating/Development - 2.2%
         3,678,000    CapitaLand, Ltd.                                                                                    15,244,612
         5,693,000    Hang Lung Properties, Ltd.                                                                          17,860,616
           503,110    St. Joe Co.#                                                                                        17,623,943
                                                                                                                          50,729,171
Reinsurance - 1.5%
             9,399    Berkshire Hathaway, Inc. - Class B*                                                                 35,988,771
REIT - Diversified - 1.4%
         2,833,820    CapitalSource, Inc.                                                                                 32,928,988
Retail - Apparel and Shoe - 1.3%
         1,085,780    Nordstrom, Inc.                                                                                     31,205,317
Retail - Office Supplies - 0.8%
           796,200    Staples, Inc.                                                                                       17,914,500
Retail - Restaurants - 0.5%
           166,110    Chipotle Mexican Grill, Inc. - Class B*,#                                                           10,634,362
Semiconductor Components/Integrated Circuits - 3.4%
         9,131,990    Atmel Corp.*                                                                                        32,235,925
         1,680,205    Cypress Semiconductor Corp.*                                                                        45,785,587
                                                                                                                          78,021,512
Semiconductor Equipment - 1.4%
           841,835    KLA-Tencor Corp.                                                                                    31,644,578
Steel Pipe and Tube - 0.6%
            46,924    Vallourec                                                                                           13,932,362
Telecommunication Equipment - 1.7%
           880,010    CommScope, Inc.*,#                                                                                  39,239,646
Telecommunication Services - 3.7%
         1,061,465    Amdocs, Ltd. (U.S. Shares)*                                                                         32,279,151
         1,087,765    SAVVIS, Inc.*                                                                                       17,545,649
         2,220,665    Time Warner Telecom, Inc. - Class A*,#                                                              35,486,228
                                                                                                                          85,311,028
Toys - 1.3%
         1,473,275    Mattel, Inc.                                                                                        29,539,164
Transportation - Railroad - 0.7%
           325,590    Canadian National Railway Co. (U.S. Shares)                                                         17,174,873
Transportation - Services - 0.6%
           358,795    Expeditors International of Washington, Inc.                                                        12,740,810
Transportation - Truck - 1.4%
           327,430    Con-Way, Inc.                                                                                       16,554,861
           327,920    Landstar System, Inc.                                                                               16,586,193
                                                                                                                          33,141,054
Web Hosting/Design - 1.6%
           449,256    Equinix, Inc.*,#                                                                                    36,551,468
Wireless Equipment - 2.7%
         1,651,035    Crown Castle International Corp.*                                                                   63,069,537
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,767,420,972)                                                                               2,002,753,596
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.1%
        63,856,065    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              63,856,065
         7,544,760    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                  7,544,760
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $71,400,825)                                                                                    71,400,825
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.0%
        36,707,806    Allianz Dresdner Daily Asset Fund +                                                                 36,707,806
        87,031,159    Repurchase Agreements +                                                                             87,031,159
                      Time Deposits:
        15,802,824    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     15,802,824
        15,886,672    Calyon, N.A., 2.2000%, 8/1/08+                                                                      15,886,672
        15,886,672    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 15,886,672
        15,886,672    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    15,886,672
           705,776    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                               705,776
        15,886,672    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    15,886,672
        15,886,672    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       15,886,672
        15,886,672    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            15,886,672
        15,886,672    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       15,886,672
         6,151,406    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                             6,151,406
                                                                                                                         133,866,710
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $257,605,675)                                                                               257,605,675

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,096,427,472) - 100%                                                             $     2,331,760,096
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)
Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       11,886,638              0.5%
Bermuda                                             74,100,471              3.2%
Brazil                                              30,730,372              1.3%
Canada                                              17,174,872              0.7%
Cayman Islands                                      15,883,574              0.7%
France                                              13,932,362              0.6%
Germany                                             53,200,668              2.3%
Guernsey                                            32,279,151              1.4%
Hong Kong                                           22,831,633              1.0%
Ireland                                             25,693,963              1.1%
Luxembourg                                          21,629,283              0.9%
Singapore                                           15,244,612              0.6%
United Kingdom                                      22,689,748              1.0%
United States ++                                 1,974,482,749             84.7%
--------------------------------------------------------------------------------
Total                                       $    2,331,760,096            100.0%
                                                ==============            ======

++ Includes Short-Term Securities and Other Securities (70.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Janus Flexible Bond Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 30.7%
Agricultural Operations - 0.1%
   $     1,541,000    Bunge Limited Finance Corp., 4.3750%, due 12/15/08                                         $         1,542,784
Automotive - Truck Parts and Equipment - Original - 0.1%
         1,475,000    TRW Automotive, Inc., 7.00%, company guaranteed notes, due 3/15/14 (144A)                            1,320,125
Beverages - Non-Alcoholic - 0.7%
         2,968,000    Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                 2,997,977
         2,010,000    Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                 2,021,059
         2,368,000    Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                 2,407,586
                                                                                                                           7,426,622
Cable Television - 1.9%
         2,200,000    Time Warner Cable Inc., 6.7500%, due 7/1/18                                                          2,218,605
         4,863,000    Time Warner Cable Inc., 7.3000%, due 7/1/38                                                          4,861,925
         2,313,000    Comcast Corp., 6.3000%, due 11/15/17                                                                 2,296,562
         3,400,000    Comcast Corp, 5.7000%, due 5/15/18                                                                   3,226,002
         4,001,000    Cox Communications, Inc., 4.6250%, due 1/15/10                                                       3,973,921
         3,405,000    Cox Communications Inc., 6.2500%, due 6/1/18 (144A)                                                  3,353,251
           875,000    Cox Communication Inc., 6.9500%, due 6/1/38 (144A)                                                     857,654
                                                                                                                          20,787,920
Casino Hotels - 0.0%
           375,000    Seminole Hard Rock Entertainment, 8.1944%, due 3/15/14 (144A)(ss.)                                     303,750
Cellular Telecommunications - 0.4%
         4,477,000    Rogers Wireless Communications, Inc., 6.3750%, due 3/1/14                                            4,492,092
Chemicals - Diversified - 0.2%
         2,275,000    E.I. D Pont De Nemours, 5%, bonds, due 7/15/13                                                       2,277,980
Coal - 0.2%
         2,432,000    Arch West Finance, 6.7500%, due 7/1/13                                                               2,425,920
Commercial Banks - 0.8%
         9,337,000    Credit Suisse New York, 5.0000%, due 5/15/13                                                         9,077,441
Commercial Services - 0.5%
         2,434,000    Aramark Corp., 8.5000%, due 2/1/15                                                                   2,424,873
         3,358,000    Iron Mountain, Inc., 8.6250%, due 4/1/13                                                             3,370,592
                                                                                                                           5,795,465
Consumer Products - Miscellaneous - 0.3%
         1,096,000    Clorox, 5.0000%, due 3/1/13                                                                          1,076,231
         1,936,000    Clorox, 5.9500%, due 10/15/17                                                                        1,911,576
                                                                                                                           2,987,807
Data Processing and Management - 0.4%
         2,190,000    Fiserv Inc., 6.1250%, due 11/20/15                                                                   2,190,162
         2,186,000    Fiserv Inc., 6.8000%, due 11/20/17                                                                   2,196,145
                                                                                                                           4,386,307
Diversified Financial Services - 0.9%
         6,291,000    General Electric Capital Corp., 4.8750%, due 10/21/10                                                6,427,704
         2,828,000    General Electric Capital Corp., 4.3750%, due 11/21/11                                                2,835,358
                                                                                                                           9,263,062
Diversified Operations - 1.8%
         2,016,000    Eaton Corp., 4.9000%, due 5/15/13                                                                    2,008,240
         1,625,000    Dover Corp., 5.4500%, due 3/15/18                                                                    1,599,860
           808,000    Dover Corp., 6.6000%, due 3/15/38                                                                      831,450
         8,274,000    General Electric Co., 5.2500%, due 12/6/17                                                           8,015,950
         2,859,000    Kansas City Southern, 7.5000%, due 6/15/09                                                           2,891,164
         1,512,000    SPX Corp., 7.6250%, due 12/15/14 (144A)                                                              1,546,020
         2,793,000    Textron, Inc., 6.3750%, due 11/15/08                                                                 2,816,310
                                                                                                                          19,708,994
Electric - Generation - 0.7%
         2,434,000    Allegheny Energy Supply Company LLC, 8.2500%, due 4/15/12 (144A)                                     2,555,700
         5,234,000    Edison Mission Energy, 7.0000%, due 5/15/17                                                          4,946,130
                                                                                                                           7,501,830
Electric - Integrated - 3.2%
         1,135,000    Centerpoint Energy Inc., 6.5000%, due 5/1/18                                                         1,110,014
         4,752,000    CMS Energy Corp., 6.3000%, due 2/1/12                                                                4,755,916
           815,000    Consumers Energy Company, 5.6500%, due 9/15/18                                                         791,689
         1,153,000    Duke Energy Carolinas, 5.1000%, due 4/15/18                                                          1,121,052
         1,623,000    Duke Energy Carolinas, 6.0500%, due 4/15/38                                                          1,577,957
         4,219,000    Monongahela Power Co., 6.7000%, due 6/15/14                                                          4,419,710
         1,964,000    Pacific Gas and Electric Co., 4.8000%, due 3/1/14                                                    1,909,609
         1,496,000    Pacificorp, 6.2500%, due 10/15/37                                                                    1,436,615
         4,637,000    Southern California Edison Co., 7.6250%, due 1/15/10                                                 4,778,952
         4,865,000    Tampa Electric, 6.1000%, due 5/15/18                                                                 4,839,367
         4,140,000    Virginia Electric & Power Co., 5.1000%, due 11/30/12                                                 4,136,042
         4,097,000    West Penn Power Co., 5.9500%, due 12/15/17 (144A)                                                    4,058,750
                                                                                                                          34,935,673
Electronic Components - Semiconductors - 0.3%
         3,600,000    National Semiconductor Corp., 5.9444%, due 6/15/10&                                                  3,451,777
Enterprise Software/Services - 0.4%
         4,618,000    BMC Software Inc., 7.2500%, due 6/1/18                                                               4,672,294
Fiduciary Banks - 0.2%
         2,359,000    Bank of New York Mellon, 4.5000%, due 4/1/13                                                         2,269,952
Finance - Consumer Loans - 0.2%
         1,769,000    John Deere Capital Corp., 4.8750%, due 10/15/10                                                      1,791,318
Finance - Investment Bankers/Brokers - 2.6%
         4,659,000    Citigroup, Inc., 6.1250%, due 11/21/17                                                               4,465,717
         1,134,000    Goldman Sachs Group, Inc., 5.9500%, due 1/18/18                                                      1,077,221
         5,975,000    Goldman Sachs Group, Inc., 6.1500%, due 4/1/18                                                       5,755,729
         9,373,000    JP Morgan Chase & Co, 6.0000%, due 1/15/18                                                           9,094,022
         5,787,000    Morgan Stanley, 5.9500%, due 12/28/17                                                                5,101,304
         2,640,000    Morgan Stanley, 6.6250%, due 4/1/18                                                                  2,443,692
                                                                                                                          27,937,685
Food - Diversified - 0.5%
         2,564,000    General Mills Inc., 5.2500%, due 8/15/13                                                             2,558,461
         1,707,000    General Mills, Inc., 5.2000%, 3/17/15                                                                1,679,726
         1,205,000    Kellogg Company, 4.2500%, due 3/6/13                                                                 1,174,579
                                                                                                                           5,412,766
Food - Retail - 1.0%
         1,062,000    Kroger Co., 6.1500%, due 1/15/20                                                                     1,050,800
         1,135,000    Stater Brothers Holdings, Inc., 8.1250%, due 6/15/12                                                 1,129,325
         1,846,000    Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                 1,762,930
         6,909,000    Supervalu, Inc., 7.5000%, due 11/15/14                                                               6,814,001
                                                                                                                          10,757,056
Gas - Distribution - 0.1%
         1,218,000    Southern Star Central Corp., 6.0000%, due 6/1/16 (144A)                                              1,175,370
Independent Power Producer - 0.6%
         2,330,000    NRG Energy, Inc., 7.3750%, due 2/1/16                                                                2,260,100
         3,423,000    Reliant Energy, Inc., 7.6250%, due 6/15/14                                                           3,303,195
         1,202,000    Reliant Energy, Inc., 7.8750%, due 6/15/17#                                                          1,159,930
                                                                                                                           6,723,225
Medical - Hospitals - 0.5%
         2,439,000    HCA, Inc., 6.5000%, due 2/15/16                                                                      2,030,468
         2,843,000    HCA, Inc., 9.2500%, due 11/15/16                                                                     2,928,290
                                                                                                                           4,958,758
Medical Products - 0.5%
         2,435,000    Covidien International, 5.45%, company guaranteed notes, due 10/15/12                                2,423,726
         3,407,000    Covidien International, 6%, company guaranteed notes, due 10/15/17                                   3,408,785
                                                                                                                           5,832,511
Metal - Diversified - 0.2%
         2,081,000    Freeport-McMoRan Copper & Gold, Inc., 8.3750%, due 4/1/17                                            2,179,848
Multimedia - 0.6%
         4,550,000    Walt Disney Company, 4.7000%, due 12/1/12                                                            4,581,559
           971,000    Viacom, Inc., 6.2500%, due 4/30/16                                                                     926,207
           975,000    Viacom, Inc., 6.1250%, due 10/5/17                                                                     919,069
                                                                                                                           6,426,835
Non-Hazardous Waste Disposal - 0.5%
         3,004,000    Allied Waste Industries, Inc., 6.5000%, due 11/15/10                                                 3,004,000
         2,587,000    Waste Management, Inc., 7.3750%, due 8/1/10                                                          2,665,891
                                                                                                                           5,669,891
Office Automation and Equipment - 0.4%
         1,619,000    Xerox Corp., 5.6500%, due 5/15/13                                                                    1,603,984
         2,321,000    Xerox Corp., 6.3500%, due 5/15/18                                                                    2,245,212
                                                                                                                           3,849,196
Oil Companies - Exploration and Production - 1.0%
         1,320,000    Chesapeake Energy Corp, 7.2500%, due 12/15/18                                                        1,293,600
           309,000    Forest Oil Corp., 8.0000%, due 12/15/11                                                                313,635
           370,000    Forest Oil Corp., 7.2500%, due 6/15/19 (144A)                                                          347,800
         6,464,000    Forest Oil Corp., 7.2500%, due 6/15/19                                                               6,076,160
         2,221,000    Kerr-McGee Corp., 6.8750%, due 9/15/11                                                               2,321,758
                                                                                                                          10,352,953
Pipelines - 2.0%
         4,865,000    El Paso Corporation, 7.0000%, due 6/15/17                                                            4,870,449
           780,000    Kinder Morgan Energy Partners, 5.9500%, due 2/15/18                                                    759,014
           775,000    Kinder Morgan Energy Partners, 6.9500%, due 1/15/38                                                    764,445
         9,732,000    Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                       8,965,604
         1,200,000    Plains All American Pipeline, 6.5000%, due 5/1/18 (144A)                                             1,186,216
         2,350,000    Teppco Partners, L.P., 6.6500%, due 4/15/18                                                          2,369,627
         2,345,000    Teppco Partners, L.P., 7.5500%, due 4/15/38                                                          2,403,700
                                                                                                                          21,319,055
Reinsurance - 0.5%
         4,450,000    Berkshire Hathaway, 5%, company guaranteed notes, due 8/15/13 (144A)                                 4,459,461
         1,515,000    Berkshire Hathaway, 4.6250%, due 10/15/13                                                            1,498,018
                                                                                                                           5,957,479
Retail - Discount - 0.3%
         1,623,000    Wal-Mart Stores, Inc., 4.2500%, due 4/15/13                                                          1,614,331
         1,623,000    Wal-Mart Stores, Inc., 6.2000%, due 4/15/38                                                          1,586,228
                                                                                                                           3,200,559
Special Purpose Entity - 0.4%
         2,070,000    Petroplus Finance, Ltd., 6.7500%, due 5/1/14 (144A)                                                  1,811,250
         1,527,000    Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                  1,320,855
         1,390,000    Source Gas LLC, 5.9000%, due 4/1/17 (144A) (ss.)                                                     1,275,916
                                                                                                                           4,408,021
Steel - Producers - 1.2%
         4,863,000    Arcelormittal, 5.3750%, due 6/1/13 (144A)                                                            4,772,111
         3,472,000    Arcelormittal, 6.1250%, due 6/1/18 (144A)                                                            3,334,179
         4,864,000    Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                    4,791,039
                                                                                                                          12,897,329
Super-Regional Banks - 1.9%
         2,600,000    Wachovia Corp., 5.75%, notes, due 2/1/18                                                             2,219,955
         4,626,000    Bank of America Corp., 4.9000%, due 5/1/13                                                           4,480,313
         4,771,000    Bank of America Corp., 5.6500%, due 5/1/18                                                           4,453,499
         9,425,000    Wells Fargo Co., 5.6250%, due 12/11/17                                                               8,982,648
                                                                                                                          20,136,415
Telephone - Integrated - 1.3%
         6,634,000    AT&T Inc., 4.9500%, due 1/15/13                                                                      6,635,638
         1,700,000    AT&T, Inc., 5.5000%, due 2/1/18                                                                      1,659,418
         2,319,000    AT&T Inc., 5.6000%, due 5/15/18                                                                      2,277,580
         3,049,000    BellSouth Corp., 4.7500%, due 11/15/12                                                               3,011,330
                                                                                                                          13,583,966
Transportation - Railroad - 0.7%
           730,000    Kansas City Southern, 7.3750%, due 6/1/14                                                              702,625
         1,946,000    Burlington North Santa Fe, 5.7500%, due 3/15/18                                                      1,899,627
         4,724,000    Union Pacific Corp., 5.7000%, due 8/15/18                                                            4,564,211
                                                                                                                           7,166,463
Transportation - Services - 0.1%
         1,312,000    Fedex Corp., 5.5000%, due 8/15/09                                                                    1,317,483

Wireless Equipment - 0.5%
         4,420,000    Rogers Communications, 6.8000%, due 8/15/18                                                          4,425,923
         1,100,000    Rogers Communications, 7.5000%, due 8/15/38                                                          1,104,411
                                                                                                                           5,530,334
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $367,303,156)                                                                                361,197,085
------------------------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities - 16.7%
U.S. Government Agency - 8.8%
           611,016    Fannie Mae (MBS), 6.50%, due 11/1/17                                                                   635,361
         1,783,430    Fannie Mae (MBS), 5.00%, due 11/1/18                                                                 1,771,134
         2,599,481    Fannie Mae (MBS), 4.50%, due 5/1/19                                                                  2,525,862
           482,317    Fannie Mae (MBS), 5.50%, due 8/1/19                                                                    486,829
         1,160,908    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                  1,171,769
           178,912    Fannie Mae (MBS), 5.50%, due 9/1/19                                                                    180,747
           448,744    Fannie Mae (MBS), 4.50%, due 4/1/20                                                                    434,072
         1,798,678    Fannie Mae (MBS), 6.00%, due 10/1/21                                                                 1,839,429
         2,235,980    Fannie Mae (MBS), 5.00%, due 4/1/23                                                                  2,200,999
         2,539,854    Fannie Mae (MBS), 5.50%, due 9/1/24                                                                  2,523,824
           618,650    Fannie Mae (MBS), 7.00%, due 11/1/28                                                                   655,176
           799,857    Fannie Mae (MBS), 6.50%, due 2/1/31                                                                    828,586
         1,454,699    Fannie Mae (MBS), 7.00%, due 2/1/32                                                                  1,540,588
         5,053,008    Fannie Mae (MBS), 6.00%, due 10/1/32                                                                 5,109,696
         4,380,327    Fannie Mae (MBS), 5.50%, due 2/1/33                                                                  4,316,630
         1,244,021    Fannie Mae (MBS), 6.50%, due 3/1/33                                                                  1,286,525
         3,151,304    Fannie Mae (MBS), 5.50%, due 11/1/33                                                                 3,102,524
         3,646,197    Fannie Mae (MBS), 5.00%, due 4/1/34                                                                  3,482,156
         5,619,647    Fannie Mae (MBS), 6.00%, due 7/1/34                                                                  5,688,882
           514,497    Fannie Mae (MBS), 6.50%, due 9/1/34                                                                    534,751
           780,873    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                   767,566
         5,299,056    Fannie Mae (MBS), 5.50%, due 11/1/34                                                                 5,208,751
         1,554,570    Fannie Mae (MBS), 6.50%, due 1/1/36                                                                  1,598,454
         3,992,514    Fannie Mae (MBS), 6.00%, due 3/1/36                                                                  4,016,719
           829,629    Fannie Mae (MBS), 6.00%, due 8/1/36                                                                    834,658
         1,386,588    Fannie Mae (MBS), 6.00%, due 1/1/37                                                                  1,394,994
         4,477,176    Fannie Mae (MBS), 5.50%, due 6/1/37                                                                  4,385,935
           721,291    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                                708,323
         2,622,773    Federal Home Loan Bank System (MBS), 5.50%, due 12/1/34                                              2,575,618
           873,422    Freddie Mac (MBS), 5.50%, due 1/1/16                                                                   882,412
         1,563,124    Freddie Mac (MBS), 5.50%, due 1/1/18                                                                 1,579,522
         1,113,738    Freddie Mac (MBS), 5.50%, due 2/1/21                                                                 1,117,545
         1,059,373    Freddie Mac (MBS), 5.00%, due 4/1/21                                                                 1,041,145
         1,568,521    Freddie Mac (MBS), 6.00%, due 11/1/33                                                                1,585,628
         2,514,558    Freddie Mac (MBS), 6.00%, due 2/1/34                                                                 2,544,211
           793,187    Freddie Mac (MBS), 6.50%, due 7/1/34                                                                   824,094
         7,771,147    Freddie Mac (MBS), 5.0%, due 10/1/35                                                                 7,406,956
         7,212,219    Freddie Mac (MBS), 5.0%, due 11/1/35                                                                 6,874,222
         2,174,363    Freddie Mac FG G04154, 5.5%, due 2/01/38                                                            2,127,796
         2,473,583    Ginnie Mae (MBS), 6.00%, due 10/20/34                                                                2,501,033
         1,137,667    Ginnie Mae (MBS), 6.50%, due 2/20/35                                                                 1,172,227
         4,432,522    Ginnie Mae (MBS), 5.50%, due 3/20/35                                                                 4,388,170
                                                                                                                          95,851,519
U.S. Government Agency Variable Notes - 1.8%
         5,609,218    Fannie Mae (MBS), 5.035%, due 1/1/33                                                                 5,649,894
         2,651,414    Fannie Mae (MBS), 4.566%, due 4/1/33                                                                 2,668,090
         1,954,016    Fannie Mae (MBS), 4.605%, due 12/1/34                                                                1,978,273
         4,499,284    Fannie Mae (MBS), 5.585%, due 11/1/36                                                                4,549,539
         1,478,272    Federal Home Loan Bank System (MBS), 5.713%, due 3/1/37                                              1,493,157
         3,313,796    Freddie Mac (MBS), 3.756%, due 7/1/34                                                                3,333,914
                                                                                                                          19,672,867
U.S. Government Obligation - 6.1%
         5,263,374    Fannie Mae (MBS), 4.5000%, due 6/1/23                                                                5,048,523
         6,430,130    Fannie Mae (MBS), 6.0000%, due 12/1/37                                                               6,466,743
         4,530,129    Fannie Mae (MBS), 6.0000%, due 3/1/38                                                                4,555,470
         4,563,364    Fannie Mae (MBS), 5.0000%, due 5/1/38                                                                4,336,670
         3,268,158    Fannie Mae (MBS), 5.0000%, due 5/1/38                                                                3,105,805
         9,189,060    Fannie Mae (MBS), 5.5000%, due 5/1/38                                                                9,000,878
         4,610,852    Fannie Mae (MBS), 5.5000%, due 5/1/38                                                                4,516,425
         4,661,427    Fannie Mae (MBS), 5.5000%, due 6/1/38                                                                4,565,965
         4,639,301    Fannie Mae (MBS), 5.5000%, due 6/1/38                                                                4,544,291
         3,271,676    Fannie Mae (MBS), 5.5000%, due 6/1/38                                                                3,204,675
         4,521,290    Freddie Mac (MBS), 4.5000%, due 4/1/23                                                               4,331,078
         3,914,203    Freddie Mac (MBS), 5.0000%, due 4/1/38                                                               3,717,310
         3,539,826    Freddie Mac (MBS), 4.5000%, due 5/1/38                                                               3,245,135
         1,048,365    Freddie Mac (MBS), 4.5000%, due 5/1/38                                                                 961,089
         4,613,856    Freddie Mac (MBS), 5.0000%, due 5/1/38                                                               4,381,769
                                                                                                                          65,981,826
------------------------------------------------------------------------------------------------------------------------------------
Total Mortgage Backed Securities (cost $184,292,493)                                                                     181,506,212
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agencies - 2.7%
U.S. Government Agency - 2.7%
         8,900,000    Fannie Mae, 3.8750%, due 7/12/13#                                                                    8,837,690
         4,495,000    Fannie Mae, 5.3750%, due 6/12/17#                                                                    4,745,794
         4,495,000    Fannie Mae, 6.6250%, due 11/15/30                                                                    5,340,698
         8,850,000    Freddie Mac, 3.7500%, due 6/28/13                                                                    8,740,579
         4,445,000    Freddie Mac, 4.8750%, due 6/13/18#                                                                   4,516,827
         4,450,000    Freddie Mac, 6.2500%, due 7/15/32                                                                    5,092,384
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies (Cost $10,701,463)                                                                         10,433,082
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 28.4%
        20,082,000    U.S. Treasury Bond, 3.2500%, due 12/31/09#                                                          20,337,724
        14,167,000    U.S. Treasury Bonds, 4.5000%, due 11/30/11#                                                         14,872,035
        26,095,000    U.S. Treasury Bonds, 4.6250%, due 2/29/12#                                                          27,540,428
        40,206,000    U.S. Treasury Bonds, 4.7500%, due 5/31/12#                                                          42,659,209
           196,000    U.S. Treasury Bonds, 3.3750%, due 11/30/12#                                                            197,868
         8,254,733    U.S. Treasury Bonds, 2.0000%, due 1/15/18# ,  @                                                     8,227,006
         2,248,000    U.S. Treasury Bonds, 7.2500%, due 8/15/22#                                                           2,885,695
         4,956,000    U.S. Treasury Bonds, 6.2500%, due 8/15/23#                                                           5,872,087
         4,976,000    U.S. Treasury Bonds, 6.0000%, due 2/15/26#                                                           5,797,428
         2,861,205    U.S. Treasury Bonds, 3.3750%, due 4/15/32#                                                           3,531,577
         1,220,000    U.S. Treasury Bonds, 4.7500%, due 2/15/37#                                                           1,245,544
         7,003,000    U.S. Treasury Bonds, 5.0000%, due 5/15/37#                                                           7,440,141
         2,034,000    U.S. Treasury Notes, 4.8750%, due 5/31/09                                                            2,078,018
         7,992,000    U.S. Treasury Notes, 4.6250%, due 7/31/09                                                            8,174,945
        27,047,000    U.S. Treasury Notes, 2.1250%, due 1/31/10                                                           26,973,054
        65,166,000    U.S. Treasury Notes, 4.5000%, due 5/15/10#                                                          67,538,432
         3,275,000    U.S. Treasury Notes, 2.6250%, due 5/31/10#                                                           3,284,723
         5,965,000    U.S. Treasury Notes, 5.1250%, due 6/30/11#                                                           6,345,734
         4,998,000    U.S. Treasury Notes, 4.6250%, due 7/31/12#                                                           5,286,555
         5,638,000    U.S. Treasury Notes, 2.8750%, due 1/31/13#                                                           5,570,169
           343,000    U.S. Treasury Notes, 2.7500%, due 2/28/13#                                                             336,381
            53,000    U.S. Treasury Notes, 2.5000%, due 3/31/13                                                               51,393
         1,149,000    U.S. Treasury Notes, 3.1250%, due 4/30/13#                                                           1,143,884
         2,958,000    U.S. Treasury Notes, 3.5000%, due 5/31/13                                                            2,990,816
         7,323,000    U.S. Treasury Notes, 3.3750%, due 6/30/13#                                                           7,358,473
         1,080,000    U.S. Treasury Notes, 4.1250%, due 5/15/15#                                                           1,121,007
         1,219,000    U.S. Treasury Notes, 4.6250%, due 2/15/17#                                                           1,284,616
         1,268,000    U.S. Treasury Notes, 8.8750%, due 8/15/17#                                                           1,726,759
         1,184,000    U.S. Treasury Notes, 3.5000%, due 2/15/18#                                                           1,140,803
        12,068,000    U.S. Treasury Notes, 3.8750%, due 5/15/18#                                                          11,964,288
         1,443,000    U.S. Treasury Notes, 8.8750%, due 2/15/19                                                            2,009,378
         8,415,000    U.S. Treasury Notes, 4.3750%, due 2/15/38#                                                           8,109,300
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $300,787,163)                                                                      308,652,149
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 3.4%
        22,690,422    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              22,690,422
        14,661,021    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                 14,661,021
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $37,351,443)                                                                                    37,351,443
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 17.2%
        36,695,160    Allianz Dresdner Daily Asset Fund+                                                                  36,695,160
        59,889,716    Repurchase Agreements+                                                                              59,889,716
        89,574,289    Time Deposits+                                                                                      89,574,289
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $186,159,165)                                                                               186,159,165

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,086,594,883) - 100.0%                                                           $     1,085,299,136
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country- (Long Positions)
July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                            Value         Securities
--------------------------------------------------------------------------------
Canada                                     $       13,457,697         1.2%
China                                               1,320,855         0.1%
United States++                                 1,070,520,584        98.7%
--------------------------------------------------------------------------------
Total                                      $    1,085,299,136       100.0%

++Includes Short-Term Securities and Other Securities (78.1% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

MBS   Mortgage-Backed Securities

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
&     Security is Illiquid.
@     Security is a U.S. Treasury Inflation-Protected Security (TIPS).
+ The security is purchased with the cash collateral received from securities on loan.


(ss.) Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                               Value as a %
                                                           Acquisition       Acquisition                      of Investment
                                                               Date             Cost             Value          Securities
----------------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund
Seminole Hard Rock Entertainment, 8.1944%, due
3/15/14 (144A)                                           2/27/07          $       375,000   $       303,750             0.0%


Source Gas LLC, 5.9000%, due 4/1/17 (144A) (ss.)         4/11/07-9/20/07        1,383,772         1,275,916             0.1
----------------------------------------------------------------------------------------------------------------------------
                                                                          $     1,758,772   $     1,579,666             0.1%
----------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

Janus Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 94.0%
Aerospace and Defense - 2.3%
         5,081,135    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                      $       155,279,485
           880,850    Lockheed Martin Corp.                                                                               91,899,081
                                                                                                                         247,178,566
Agricultural Chemicals - 2.2%
         1,170,675    Monsanto Co.                                                                                       139,439,100
           334,064    Syngenta A.G.                                                                                       97,393,056
                                                                                                                         236,832,156
Applications Software - 2.5%
        10,377,960    Microsoft Corp.**                                                                                  266,921,131
Audio and Video Products - 0.3%
         2,482,000    Sharp Corp.**                                                                                       34,495,577
Automotive - Cars and Light Trucks - 0.8%
         1,901,521    BMW A.G.**                                                                                          85,413,129
Brewery - 3.7%
         5,927,054    InBev N.V.**                                                                                       398,984,343
Casino Hotels - 1.2%
        10,242,456    Crown, Ltd.                                                                                         75,652,058
         1,159,141    Las Vegas Sands Corp.*,#                                                                            52,764,098
                                                                                                                         128,416,156
Chemicals - Diversified - 2.5%
         1,246,566    Bayer A.G.**                                                                                       107,612,381
         1,288,648    K+S A.G.**                                                                                         160,363,849
                                                                                                                         267,976,230
Commercial Services - Finance - 1.8%
         2,090,696    Automatic Data Processing, Inc.                                                                     89,293,626
         3,761,960    Western Union Co. #                                                                                103,980,575
                                                                                                                         193,274,201
Computers - 5.5%
         1,054,516    Apple, Inc.*                                                                                       167,615,318
         2,728,460    Dell, Inc.*                                                                                         67,038,262
         3,667,810    Hewlett-Packard Co.**                                                                              164,317,888
         1,598,190    Research In Motion, Ltd. (U.S. Shares)*                                                            196,289,695
                                                                                                                         595,261,163
Cosmetics and Toiletries - 1.2%
         1,763,945    Colgate-Palmolive Co.                                                                              131,008,195
Diversified Operations - 3.8%
         1,615,045    Danaher Corp. #                                                                                    128,638,334
           583,075    Illinois Tool Works, Inc.                                                                           27,317,064
         2,098,618    Siemens A.G.**                                                                                     256,082,275
                                                                                                                         412,037,673
Electric - Generation - 2.3%
        15,739,415    AES Corp.*                                                                                         254,034,158
Electric Products - Miscellaneous - 1.3%
         2,800,637    Emerson Electric Co.                                                                               136,391,022
Electronic Components - Semiconductors - 0.5%
         2,257,439    Texas Instruments, Inc.**                                                                           55,036,363
Electronic Measuring Instruments - 0.5%
           266,800    Keyence Corp.**                                                                                     57,660,243
Energy - Alternate Sources - 0.4%
         4,542,390    EDP Renovaveis S.A.* , **                                                                           45,554,968
Enterprise Software/Services - 2.3%
        11,653,990    Oracle Corp.* , **                                                                                 250,910,405
Entertainment Software - 0.4%
         1,058,946    Electronic Arts, Inc.* , **                                                                         45,725,288
Finance - Investment Bankers/Brokers - 3.5%
           633,040    Goldman Sachs Group, Inc.                                                                          116,504,682
         4,374,685    JP Morgan Chase & Co.                                                                              177,743,451
         5,794,690    Nomura Holdings, Inc.**                                                                             83,602,004
                                                                                                                         377,850,137
Finance - Other Services - 0.6%
           181,842    CME Group, Inc.                                                                                     65,486,759
Food - Retail - 1.1%
        16,611,654    Tesco PLC**                                                                                        118,014,218
Forestry - 0.9%
         1,810,517    Weyerhaeuser Co.                                                                                    96,790,239
Independent Power Producer - 1.1%
         3,420,082    NRG Energy, Inc.*,#                                                                                124,114,776
Industrial Gases - 0.7%
           789,175    Praxair, Inc.                                                                                       73,969,373
Investment Management and Advisory Services - 1.0%
         1,898,570    T. Rowe Price Group, Inc.                                                                          113,629,415
Medical - Biomedical and Genetic - 5.0%
         3,297,766    Celgene Corp.* , **                                                                                248,948,355
         1,891,273    Genentech, Inc.*                                                                                   180,143,753
         2,009,585    Gilead Sciences, Inc.*                                                                             108,477,398
                                                                                                                         537,569,506
Medical - Drugs - 3.9%
         1,704,812    Forest Laboratories, Inc.*                                                                          60,537,874
         3,004,920    Merck & Company, Inc.                                                                               98,861,868
         1,094,947    Roche Holding A.G.                                                                                 202,240,814
         1,384,765    Wyeth                                                                                               56,110,678
                                                                                                                         417,751,234
Medical - HMO - 3.7%
         4,054,585    Coventry Health Care, Inc.*                                                                        143,410,672
         9,163,920    UnitedHealth Group, Inc.                                                                           257,322,873
                                                                                                                         400,733,545
Medical Products - 1.1%
         1,852,330    Covidien, Ltd.                                                                                      91,208,729
           368,315    Zimmer Holdings, Inc.*                                                                              25,380,587
                                                                                                                         116,589,316
Metal Processors and Fabricators - 0.7%
           774,135    Precision Castparts Corp.                                                                           72,327,433
Multimedia - 0.9%
         3,458,510    News Corporation, Inc. - Class A                                                                    48,868,746
         1,693,740    Walt Disney Co.                                                                                     51,405,009
                                                                                                                         100,273,755
Networking Products - 3.0%
        14,945,575    Cisco Systems, Inc.* , **                                                                          328,653,194
Oil Companies - Exploration and Production - 1.6%
         2,199,820    Occidental Petroleum Corp.                                                                         173,411,811
Oil Companies - Integrated - 5.9%
         2,522,210    Exxon Mobil Corp.                                                                                  202,861,350
         3,458,467    Hess Corp.**                                                                                       350,688,554
         1,449,440    Petroleo Brasileiro S.A. (ADR)**                                                                    81,038,190
                                                                                                                         634,588,094
Reinsurance - 1.4%
            39,376    Berkshire Hathaway, Inc. - Class B*                                                                150,770,704
REIT - Warehouse/Industrials - 0.7%
         1,470,449    ProLogis#                                                                                           71,875,547
Retail - Apparel and Shoe - 0.8%
         2,846,225    Nordstrom, Inc. #                                                                                   81,800,507
Retail - Drug Store - 3.9%
        11,558,024    CVS/Caremark Corp.**                                                                               421,867,875
Retail - Office Supplies - 0.8%
         3,773,062    Staples, Inc.                                                                                       84,893,895
Retail - Restaurants - 1.1%
         1,573,120    McDonald's Corp.                                                                                    94,056,845
           580,935    Yum! Brands, Inc.                                                                                   20,809,092
                                                                                                                         114,865,937
Semiconductor Components/Integrated Circuits - 2.8%
         2,654,895    Cypress Semiconductor Corp.*                                                                        72,345,889
         8,456,890    Marvell Technology Group, Ltd.*                                                                    125,077,402
        58,179,973    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   105,519,760
                                                                                                                         302,943,051
Semiconductor Equipment - 1.4%
         3,958,010    KLA-Tencor Corp.                                                                                   148,781,596
Steel - Producers - 0.3%
           349,656    ArcelorMittal**                                                                                     30,960,013
Steel Pipe and Tube - 0.3%
           102,865    Vallourec**                                                                                         30,541,992
Telecommunication Equipment - Fiber Optics - 1.7%
         9,337,085    Corning, Inc.                                                                                      186,835,071
Tobacco - 2.1%
         5,417,575    Altria Group, Inc.                                                                                 110,247,651
         2,213,825    Philip Morris International, Inc.                                                                  114,344,062
                                                                                                                         224,591,713
Transportation - Railroad - 0.6%
         1,231,815    Canadian National Railway Co. (U.S. Shares) #                                                       64,978,241
Transportation - Services - 1.8%
         1,091,275    C.H. Robinson Worldwide, Inc. #                                                                     52,599,455
         2,299,385    United Parcel Service, Inc. - Class B                                                              145,045,206
                                                                                                                         197,644,661
Web Portals/Internet Service Providers - 2.2%
           512,220    Google, Inc. - Class A*                                                                            242,664,225
Wireless Equipment - 1.9%
         5,460,405    Crown Castle International Corp.*                                                                  208,587,471
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $9,883,777,917)                                                                              10,159,466,271
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 0.3%
Electric - Integrated - 0.3%
  $     13,550,000    Energy Future Holdings, 10.8750% due 11/1/17 (144A)                                                 13,956,500
        23,170,000    TXU Energy Co. LLC, 10.2500% due 11/1/15 (144A)                                                     23,170,000
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $36,939,909)                                                                                  37,126,500
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
            21,983    Hess Corp.
                      expires January 2009
                      exercise price $80.00                                                                               11,501,946
             6,414    Petroleo Brasileiro S.A. (ADR)
                      expires January 2009
                      exercise price $100.00                                                                               2,335,786
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options (premiums paid $15,859,780)                                                                       13,837,732
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
       183,183,117    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                             183,183,117
       104,407,594    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                104,407,594
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $287,590,711)                                                                                  287,590,711
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 2.9%
        33,620,967    Allianz Dresdner Daily Asset Fund +                                                                 33,620,967
       111,830,387    Repurchase Agreements+                                                                             111,830,387
       172,011,567    Time Deposits+                                                                                     172,011,567
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $317,462,921)                                                                               317,462,921
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $10,541,631,238) - 100.0%                                                          $    10,815,484,135
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       75,652,058              0.7%
Belgium                                            398,984,343              3.7%
Bermuda                                            216,286,132              2.0%
Brazil                                             236,317,676              2.2%
Canada                                             261,267,937              2.4%
France                                              30,541,992              0.3%
Germany                                            609,471,634              5.6%
Japan                                              175,757,824              1.6%
Luxembourg                                          30,960,013              0.3%
Spain                                               45,554,968              0.4%
Switzerland                                        299,633,870              2.8%
Taiwan                                             105,519,760              1.0%
United Kingdom                                     118,014,218              1.1%
United States ++                                 8,211,521,710             75.9%
--------------------------------------------------------------------------------
Total                                       $   10,815,484,135            100.0%

++ Includes Short-Term Securities and Other Securities (70.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of July 31, 2008 (unaudited)

Currency Sold and                                     Currency            Currency Value        Unrealized
Settlement Date                                     Units Sold               in U.S.$           Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
British Pound 11/12/08                              30,100,000           $    59,343,787      $   (1,063,879)
Euro 10/16/08                                        8,500,000                13,202,740             113,530
Euro 10/23/08                                      329,900,000               512,241,914          (3,074,255)
Euro 11/12/08                                      167,000,000               259,043,129          (1,033,139)
Japanese Yen 10/16/08                            3,000,000,000                27,937,340           1,998,299
Japanese Yen 10/23/08                            8,300,000,000                77,154,042             606,431
-------------------------------------------------------------------------------------------------------------
Total                                                                    $   948,922,952      $   (2,453,013)

Schedule of Written Options - Calls                                     Value
--------------------------------------------------------------------------------
       Cisco Systems, Inc.
          expires January 2009
          35,221 contracts
          exercise price $30.00...............................     $   (725,905)

       Hess Corp.
          expires January 2009
          21,983 contracts
          exercise price $150.00..............................       (6,138,753)

       Hewlett-Packard Co.
          expires January 2009
          22,619 contracts
          exercise price $55.00...............................       (1,402,378)

       Microsoft Corp.
          expires January 2009
          31,894 contracts
          exercise price $32.50...............................         (896,221)

       Petroleo Brasileiro S.A. (ADR)
         expires January 2009
          6,414 contracts
          exercise price $165.00..............................         (516,455)

       Texas Instruments, Inc.
         expires January 2009
          22,570 contracts
          exercise price $30.00...............................       (1,167,772)

--------------------------------------------------------------------------------
Total Written Options - Calls
          (Premiums received $23,680,340).....................     $(10,847,484)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Schedule of Written Options - Puts
       Cisco Systems, Inc.
          expires January 2009
          35,950 contracts
          exercise price $18.50...............................     $ (2,635,135)

       Hewlett-Packard Co.
          expires January 2009
          22,619 contracts
          exercise price $35.00...............................       (1,782,377)

       Microsoft Corp.
          expires January 2009
          31,894 contracts
          exercise price $22.50...............................       (3,221,294)

       Texas Instruments, Inc.
         expires January 2009
          22,570 contracts
          exercise price $20.00...............................       (1,457,796)

--------------------------------------------------------------------------------

Total Written Options - Puts
          (Premiums received $10,711,172).....................     $ (9,096,602)
--------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*        Non-income-producing security.

** A portion of this holding has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales, and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Fund                                                       $ 2,303,641,812
--------------------------------------------------------------------------------

Janus Fundamental Equity Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.6%
Advertising Sales - 2.1%
           471,453    Lamar Advertising Co. - Class A*,#                                                         $        17,905,785
Aerospace and Defense - 1.0%
           130,030    Northrop Grumman Corp.                                                                               8,762,722
Aerospace and Defense - Equipment - 1.0%
           134,505    United Technologies Corp.                                                                            8,605,630
Agricultural Chemicals - 2.0%
            32,130    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               6,563,195
            35,643    Syngenta A.G.**                                                                                     10,391,364
                                                                                                                          16,954,559
Applications Software - 2.8%
           939,825    Microsoft Corp.                                                                                     24,172,299
Athletic Footwear - 0.7%
            99,735    NIKE, Inc. - Class B                                                                                 5,852,450
Audio and Video Products - 0.6%
           134,300    Sony Corp.**                                                                                         5,058,915
Brewery - 1.4%
           181,134    InBev N.V.**                                                                                        12,193,179
Building - Residential and Commercial - 1.1%
            16,285    NVR, Inc.*,#                                                                                         8,994,531
Commercial Banks - 1.5%
         1,674,954    Anglo Irish Bank Corporation PLC**                                                                  13,202,501
Computers - 1.2%
            34,416    Apple, Inc.*                                                                                         5,470,423
           107,800    Hewlett-Packard Co.                                                                                  4,829,440
                                                                                                                          10,299,863
Cosmetics and Toiletries - 5.2%
           865,675    Avon Products, Inc.                                                                                 36,704,621
           109,975    Colgate-Palmolive Co.                                                                                8,167,843
                                                                                                                          44,872,464
Diversified Minerals - 0.7%
           195,860    Companhia Vale do Rio Doce (ADR)                                                                     5,881,676
Diversified Operations - 4.7%
           215,640    Danaher Corp.                                                                                       17,175,726
           188,215    Siemens A.G.**                                                                                      22,966,794
                                                                                                                          40,142,520
Electric - Generation - 2.9%
         1,538,210    AES Corp.*                                                                                          24,826,709
Engineering - Research and Development Services - 1.3%
           412,586    ABB, Ltd.**                                                                                         10,874,090
Enterprise Software/Services - 2.0%
           778,835    Oracle Corp.*                                                                                       16,768,318
Finance - Investment Bankers/Brokers - 4.3%
           914,020    JP Morgan Chase & Co.                                                                               37,136,633
Finance - Other Services - 1.1%
            27,325    CME Group, Inc.                                                                                      9,840,552
Independent Power Producer - 1.9%
           456,360    NRG Energy, Inc.*,#                                                                                 16,561,304
Investment Management and Advisory Services - 1.2%
           171,045    T. Rowe Price Group, Inc.                                                                           10,237,043
Medical - Biomedical and Genetic - 2.1%
           119,065    Celgene Corp.*                                                                                       8,988,216
           159,775    Gilead Sciences, Inc.*                                                                               8,624,655
                                                                                                                          17,612,871
Medical - Drugs - 5.1%
           895,110    Merck & Company, Inc.                                                                               29,449,120
            79,137    Roche Holding A.G.**                                                                                14,616,900
                                                                                                                          44,066,020
Medical - HMO - 0.5%
           117,385    Coventry Health Care, Inc.*                                                                          4,151,907
Medical Products - 1.3%
           217,360    Covidien, Ltd.                                                                                      10,702,806
Multimedia - 1.8%
           201,735    McGraw-Hill Companies, Inc.                                                                          8,204,562
           489,880    News Corporation, Inc. - Class B                                                                     7,157,147
                                                                                                                          15,361,709
Networking Products - 3.6%
         1,392,145    Cisco Systems, Inc.*                                                                                30,613,269
Oil - Field Services - 2.3%
           194,635    Schlumberger, Ltd. (U.S. Shares)                                                                    19,774,916
Oil and Gas Drilling - 0.8%
           181,450    Nabors Industries, Ltd.*                                                                             6,615,667
Oil Companies - Exploration and Production - 3.3%
           264,305    Occidental Petroleum Corp.                                                                          20,835,163
            78,666    Whitting Petroleum, Corp.*                                                                           7,368,644
                                                                                                                          28,203,807
Oil Companies - Integrated - 4.1%
           309,430    Hess Corp.                                                                                          31,376,202
            73,710    Petroleo Brasileiro S.A. (ADR)                                                                       4,121,126
                                                                                                                          35,497,328
Oil Field Machinery and Equipment - 1.0%
           182,970    Cameron International Corp.*                                                                         8,738,647
Real Estate Management/Services - 0.6%
           218,000    Mitsubishi Estate Company, Ltd.**                                                                    5,224,038
Reinsurance - 2.5%
             5,525    Berkshire Hathaway, Inc. - Class B*                                                                 21,155,225
REIT - Diversified - 1.2%
           916,455    CapitalSource, Inc.                                                                                 10,649,207
Retail - Apparel and Shoe - 1.4%
           147,781    Industria de Diseno Textil S.A.**,#                                                                  7,101,913
           166,320    Nordstrom, Inc.                                                                                      4,780,037
                                                                                                                          11,881,950
Retail - Drug Store - 3.9%
           911,140    CVS/Caremark Corp.                                                                                  33,256,610
Retail - Restaurants - 2.0%
           292,655    McDonald's Corp.                                                                                    17,497,842
Semiconductor Equipment - 1.5%
           336,590    KLA-Tencor Corp.                                                                                    12,652,418
Telecommunication Equipment - Fiber Optics - 0.9%
           373,495    Corning, Inc.                                                                                        7,473,635
Television - 1.3%
         1,200,926    British Sky Broadcasting Group PLC**                                                                10,755,460
Tobacco - 3.8%
           689,985    Altria Group, Inc.                                                                                  14,041,195
           353,585    Philip Morris International, Inc.                                                                   18,262,665
                                                                                                                          32,303,860
Transportation - Services - 3.8%
           514,835    United Parcel Service, Inc. - Class B                                                               32,475,792
Wireless Equipment - 4.1%
           494,810    Crown Castle International Corp.*                                                                   18,901,742
           298,305    QUALCOMM, Inc.                                                                                      16,508,199
                                                                                                                          35,409,941
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $807,974,129)                                                                                   801,218,668
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 2.9%
        24,739,000    Janus Institutional Money Market Fund - Institutional Shares, 2.52% (cost $24,739,000)              24,739,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 3.5%
         7,031,774    Allianz Dresdner Daily Asset Fund+                                                                   7,031,774
         9,094,059    Repurchase Agreements+                                                                               9,094,059
        13,988,002    Time Deposits+                                                                                      13,988,002
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $30,113,835)                                                                                 30,113,835

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $862,826,964) - 100%                                                               $       856,071,503
====================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Belgium                                  $       12,193,179                 1.4%
Bermuda                                          17,318,473                 2.0%
Brazil                                           10,002,802                 1.2%
Canada                                            6,563,195                 0.8%
Germany                                          22,966,793                 2.7%
Ireland                                          13,202,501                 1.5%
Japan                                            10,282,953                 1.2%
Netherlands Antilles                             19,774,916                 2.3%
Spain                                             7,101,913                 0.8%
Switzerland                                      35,882,355                 4.2%
United Kingdom                                   10,755,460                 1.3%
United States++                                 690,026,963                80.6%
--------------------------------------------------------------------------------
Total                                    $      856,071,503               100.0%


++Includes Short-Term Securities and Other Securities (74.2% excluding Short-Term Securities and Other Securities)


Forward Currency Contracts, Open
as of July 31, 2008 (unaudited)
Currency Sold and                                    Currency   Currency Value        Unrealized
Settlement Date                                    Units Sold         in U.S.$       Gain/(Loss)
------------------------------------------------------------------------------------------------
British Pound 11/12/08                              2,700,000  $     5,351,091   $       (40,893)
Euro 11/12/08                                      18,000,000       27,997,685          (121,049)
Japanese Yen 10/16/08                             563,000,000        5,219,245            19,328
Swiss Franc 11/12/08                               14,000,000       13,381,239           129,797
------------------------------------------------------------------------------------------------
Total                                                          $    51,949,260   $       (12,817)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American
                  Stock Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                             Purchases                   Sales             Realized      Dividend        Value
                                       Shares         Cost        Shares        Cost      Gain/(Loss)     Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund

Bank Tec                                 -      $      -          412,715    $ 3,301,720  $(1,870,704)  $       -      $       -
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                          Aggregate Value
-----------------------------------------------------------------------------
Janus Fundamental Equity Fund                                    $110,435,272

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.0%
Agricultural Chemicals - 1.1%
            36,863    Syngenta A.G *,**                                                                          $       10,747,043
Chemicals - Diversified - 4.9%
           327,424    Bayer A.G. **                                                                                      28,265,552
           156,782    K+S A.G. **                                                                                        19,510,499
                                                                                                                         47,776,051
Drug Delivery Systems - 0.8%
           190,005    Hospira, Inc.*                                                                                      7,250,591
Life and Health Insurance - 1.2%
           455,820    ODONTOPREV S.A.                                                                                    11,935,509
Medical - Biomedical and Genetic - 20.8%
           507,146    Acorda Therapeutics, Inc.*,#                                                                       16,639,460
           198,601    Alexion Pharmaceuticals, Inc. *,** , #                                                             18,618,844
           227,235    Amgen, Inc.*                                                                                       14,231,728
           715,763    Arena Pharmaceuticals, Inc. *,#                                                                     4,852,873
            77,215    Biogen Idec, Inc.*                                                                                  5,386,518
           406,395    Celgene Corp.*, **                                                                                 30,678,759
           151,649    Cougar Biotechnology, Inc.*                                                                         5,102,989
           620,360    Exelixis, Inc.*                                                                                     4,342,520
         1,271,821    Fibrogen, Inc.*, oo, ss.                                                                            7,440,153
           206,425    Genentech, Inc.*                                                                                   19,661,981
           310,705    Genzyme Corp.*                                                                                     23,815,538
           378,342    Gilead Sciences, Inc.*                                                                             20,422,901
         1,182,777    Human Genome Sciences, Inc. *,#                                                                     7,841,812
           283,315    Incyte Corp.                                                                                        2,623,497
           172,820    OSI Pharmaceuticals, Inc. *,#                                                                       9,095,517
           517,125    Sequenom, Inc.*                                                                                    11,045,790
                                                                                                                        201,800,880
Medical - Drugs - 27.0%
           820,380    Achillion Pharmaceuticals, Inc.*,&                                                                  2,321,675
           651,503    Array BioPharma, Inc. *,#                                                                           5,088,238
           415,110    AstraZeneca Group PLC (ADR) **  ,  #                                                               20,153,591
           367,566    Auxilium Pharmaceuticals, Inc. *,#                                                                 13,636,699
           444,790    BioForm Medical, Inc. *,#                                                                           2,250,637
           415,825    Elan Corporation PLC (ADR) *,**  ,  #                                                               8,337,291
           228,765    Eli Lilly and Co.                                                                                  10,777,119
           433,755    Forest Laboratories, Inc.*                                                                         15,402,640
           140,285    Grifols S.A. **                                                                                     4,196,282
           402,104    K-V Pharmaceutical Co. - Class A*,#                                                                 8,239,111
           882,200    Merck & Company, Inc.                                                                              29,024,380
           117,036    Merck KGaA*,**                                                                                     14,141,978
           294,580    Novartis A.G. *,**                                                                                 17,464,591
           183,026    Roche Holding A.G. *,**                                                                            33,805,589
           106,465    Sanofi-Aventis*,**                                                                                  7,470,928
           566,414    Savient Pharmaceuticals, Inc. *,#                                                                  15,055,284
           516,695    Schering-Plough Corp.                                                                              10,891,931
           252,986    Shire PLC (ADR) **                                                                                 12,735,315
            89,600    Valeant Pharmaceuticals International*,#                                                            1,533,952
           526,460    Wyeth                                                                                              21,332,159
           167,577    Xenoport, Inc.*                                                                                     7,678,378
                                                                                                                        261,537,768
Medical - Generic Drugs - 2.6%
           116,545    Barr Pharmaceuticals, Inc.*                                                                         7,689,638
         8,364,183    Mediquest Therapeutics oo, ss.,&                                                                    5,018,510
           454,740    Mylan Laboratories, Inc. *,#                                                                        5,897,978
           235,422    Pharmstandard (GDR) (144A)*                                                                         6,455,719
                                                                                                                         25,061,845
Medical - HMO - 5.4%
           356,506    Coventry Health Care, Inc.*                                                                        12,609,617
           422,590    Humana, Inc.*                                                                                      18,555,927
           738,395    UnitedHealth Group, Inc.                                                                           20,734,132
                                                                                                                         51,899,676
Medical Instruments - 2.5%
           116,843    GMP Companies, Inc. oo  ,  ss.                                                                      1,055,092
           257,965    Medtronic, Inc.                                                                                    13,628,291
           212,365    St. Jude Medical, Inc.*                                                                             9,891,962
                                                                                                                         24,575,345
Medical Labs and Testing Services - 0.7%
           299,975    Diagnosticos da America                                                                             7,203,385
Medical Products - 3.6%
           326,590    Covidien, Ltd.                                                                                     16,081,292
           959,575    Tomotherapy, Inc. *,#                                                                               9,355,856
           141,710    Zimmer Holdings, Inc.*                                                                              9,765,236
                                                                                                                         35,202,384
Optical Supplies - 1.1%
            62,905    Alcon, Inc. (U.S. Shares) **                                                                       10,846,709
Patient Monitoring Equipment - 1.1%
           275,175    Mindray Medical Intl., Ltd. (ADR) #                                                                10,993,241
Pharmacy Services - 1.7%
           328,570    Medco Health Solutions, Inc.*                                                                      16,290,501
Physical Practice Management - 1.4%
           279,795    Pediatrix Medical Group, Inc.*                                                                     13,612,027
REIT - Diversified - 1.2%
         1,028,894    CapitalSource, Inc.*                                                                               11,955,748
REIT - Office Property - 0.9%
            81,205    Alexandria Real Estate Equities, Inc. #                                                             8,385,228
Retail - Drug Store - 3.2%
           848,159    CVS/Caremark Corp. **                                                                              30,957,804
Soap and Cleaning Preparations - 0.9%
           155,743    Reckitt Benckiser PLC**                                                                             8,511,425
Therapeutics - 4.9%
           380,730    BioMarin Pharmaceutical, Inc. *,#                                                                  12,392,762
           387,580    Onyx Pharmaceuticals, Inc. *,#                                                                     15,696,990
         2,919,304    Portola Pharmaceuticals, Inc.*,oo,ss.                                                               4,130,815
           377,030    Theravance, Inc. *,#                                                                                6,024,939
            82,892    United Therapeutics Corp. *,#                                                                       9,399,124
                                                                                                                         47,644,630
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $709,744,593)                                                                                  844,187,790
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.6%
Medical Instruments - 0.6%
           659,604    GMP Companies, Inc. (cost $5,812,497)oo                                                             5,956,224
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Medical - Generic Drugs - 0%
         3,345,673    Mediquest Therapeutics - expires 6/15/11 oo, ss.                                                      271,668
           803,980    Mediquest Therapeutics - expires 6/15/12 oo, ss.                                                       83,534
------------------------------------------------------------------------------------------------------------------------------------
Total Warrants (cost $94,066)                                                                                               355,202
------------------------------------------------------------------------------------------------------------------------------------
Promissory Notes- 0.3%
Medical - Generic Drugs - 0.3%
  $      1,179,000    Mediquest Therapeutics, 14.00%, due 3/31/09oo, ss.                                                1,137,617
         1,500,934    Mediquest Therapeutics, 14.00%, due 3/31/09oo, ss.                                                1,448,251
------------------------------------------------------------------------------------------------------------------------------------
Total Promissory Notes (cost $2,624,923)                                                                                  2,585,868
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 0.7%
         5,771,587    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              5,771,587
           746,850    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                   746,850
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $6,518,437)                                                                                     6,518,437
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 12.3%
        16,008,837    Allianz Dresdner Daily Asset Fund +                                                                16,008,837
        40,714,335    Repurchase Agreements+                                                                             40,714,335
                      Time Deposits:
         7,392,771    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     7,392,771
         7,431,997    Calyon, N.A., 2.2000%, 8/1/08+                                                                      7,431,997
         7,431,997    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 7,431,997
         7,431,997    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    7,431,997
           330,171    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                              330,171
         7,431,997    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    7,431,997
         7,431,997    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       7,431,997
         7,431,997    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            7,431,997
         7,431,997    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       7,431,997
         2,877,707    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                            2,877,707
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $119,347,800)                                                                              119,347,800
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $844,142,316) - 100.9%                                                                    978,951,321
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.9)%
Medical - Biomedical and Genetic - (0.5)%
            87,196    Itercell A.G.*                                                                                     (4,401,055)
Optical Supplies - (0.4)%
           160,941    Luxottica Group S.P.A.                                                                             (3,924,372)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $8,159,579)-(0.9)%                                                                 (8,325,427)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $835,982,737) - 100%                                     $      970,625,894
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                             16,081,292              1.6%
Brazil                                              19,138,894              2.0%
Cayman Islands                                      10,993,241              1.1%
France                                               7,470,928              0.8%
Germany                                             61,918,029              6.3%
Ireland                                              8,337,291              0.9%
Russia                                               6,455,719              0.7%
Spain                                                4,196,282              0.4%
Switzerland                                         72,863,931              7.4%
United Kingdom                                      41,400,331              4.2%
United States ++                                   730,095,383             74.6%
--------------------------------------------------------------------------------
Total                                       $      978,951,321            100.0%

++ Includes Short-Term Securities and Other Securities (61.6% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country- (Short Positions)
                            July 31, 2008 (unaudited)

Country                                                 Value    % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
Austria                                    $      (4,401,055)              52.9%
Italy                                             (3,924,372)              47.1%
--------------------------------------------------------------------------------
Total                                      $      (8,325,427)             100.0%

Forward Currency Contracts, Open
as of July 31, 2008 (unaudited)

Currency Sold and                                     Currency                Currency            Unrealized
Settlement Date                                     Units Sold             Value in U.S.$        Gain/(Loss)
-------------------------------------------------------------------------------------------------------------
British Pound 8/14/08                                3,352,000             $    6,639,143       $   (111,869)
British Pound 11/12/08                               3,685,000                  7,247,621           (164,572)
Euro 8/14/08                                         4,218,000                  6,575,935           (214,137)
Euro 10/16/08                                        6,000,000                  9,319,582             69,723
Euro 11/12/08                                       10,650,000                 16,519,816           (225,316)
Swiss Franc 8/14/08                                 12,700,000                 12,128,701           (580,307)
Swiss Franc 10/23/08                                19,850,000                 18,969,176            124,706
-------------------------------------------------------------------------------------------------------------
Total                                                                      $   77,399,974         (1,101,772)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.
oo    Schedule of Fair Valued Securities as of July 31, 2008

                                                                                         Value as a % of
Janus Global Life Sciences Fund                                            Value      Investment Securities
-----------------------------------------------------------------------------------------------------------
Fibrogen, Inc.                                                             7,440,153                   0.8%
GMP Companies, Inc.                                                        1,055,092                   0.1%
GMP Companies, Inc.                                                        5,956,224                   0.6%
Mediquest Therapeutics                                                     5,018,510                   0.5%
Mediquest Therapeutics- expires 6/15/11                                      271,668                   0.0%
Mediquest Therapeutics - expires 6/15/12                                      83,534                   0.0%
Mediquest Therapeutics, 14.00%, due 3/31/09oo                            1,137,617                   0.1%
Mediquest Therapeutics, 14.00%, due 3/31/09oo                            1,448,251                   0.2%
Portola Pharmaceuticals, Inc.                                              4,130,815                   0.4%
-----------------------------------------------------------------------------------------------------------
                                                                        $ 26,541,864                   2.7%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international activities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                                       Value as a
                                                           Acquisition              Acquisition                     % of Investment
                                                              Date                     Cost            Value           Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund

Fibrogen, Inc.oo                                        12/28/04-11/08/05           $  5,786,786      $  7,440,153             0.8%
GMP Companies, Inc.oo                                        2/19/08                      56,930         1,055,092             0.1%
Mediquest Therapeutics oo                                5/11/06-6/15/06               5,018,510         5,018,510             0.5%
Mediquest Therapeutics-expires 6/15/11 oo                5/11/06-6/15/06                       -           271,668             0.0%
Mediquest Therapeutics-expires 6/15/12 oo               10/12/07-5/8/08                   94,066            83,534             0.0%
Mediquest Therapeutics, 14.0000%, due 3/31/09                 5/8/08                   1,137,617         1,137,617             0.1%
Mediquest Therapeutics, 14.0000%, due 3/31/09               10/12/07                   1,448,251         1,448,251             0.2%
Portola Pharmaceuticals, Inc.                                7/3/08                    4,130,815         4,130,815             0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    $ 17,672,975      $ 20,585,640             2.1%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

& The Investment Company Act of 1940, a amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

                                    Purchases                   Sales                      Realized     Dividend       Value
                                     Shares        Cost         Shares          Cost      Gain/Loss      Income     At 7/31/08
------------------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund

Achillion Pharmaceuticals               -          $ -          39,010       $ 272,055    $(113,220)       $ -      $2,321,675
Mediquest Therapeutics                  -          $ -            -          $       -    $       -        $ -      $5,018,510
                                        -          $ -            -          $ 272,055    $(113,220)       $ -      $7,340,185

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                            Aggregate Value
-------------------------------------------------------------------------------
Janus Global Life Sciences Fund                                 $   209,075,661

Janus Global Opportunities Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 87.9%
Apparel Manufacturers - 3.6%
           466,600    Esprit Holdings, Ltd.                                                                      $         4,987,246
Broadcast Services and Programming - 4.8%
           229,473    Liberty Global, Inc. - Class A*                                                                      6,615,707
Building - Residential and Commercial - 7.6%
            91,165    Centex Corp.                                                                                         1,338,302
           165,675    KB Home#                                                                                             2,914,223
           289,205    Pulte Homes, Inc.                                                                                    3,531,193
           131,081    Ryland Group, Inc.#                                                                                  2,698,958
                                                                                                                          10,482,676
Cellular Telecommunications - 1.4%
           704,164    Vodafone Group PLC                                                                                   1,890,415
Computers - 8.2%
           455,715    Dell, Inc.*                                                                                         11,196,917
E-Commerce/Services - 3.2%
           150,757    Expedia, Inc.*                                                                                       2,950,314
            80,632    IAC/InterActiveCorp*                                                                                 1,407,835
                                                                                                                           4,358,149
Electronic Components - Miscellaneous - 4.3%
           177,115    Koninklijke (Royal) Philips Electronics N.V.                                                         5,876,855
Finance - Investment Bankers/Brokers - 4.3%
           144,565    JP Morgan Chase & Co.                                                                                5,873,676
Food - Canned - 2.2%
           108,740    TreeHouse Foods, Inc.*                                                                               2,946,854
Food - Catering - 3.7%
           461,229    Nissin Healthcare Food Service Company, Ltd.                                                         5,017,122
Food - Retail - 3.9%
            93,430    Metro A.G.                                                                                           5,281,839
Human Resources - 2.3%
             4,809    Pasona Group, Inc.                                                                                   3,177,568
Insurance Brokers - 5.0%
           217,270    Willis Group Holdings, Ltd.                                                                          6,794,033
Medical - HMO - 3.2%
           158,060    UnitedHealth Group, Inc.                                                                             4,438,325
Medical Products - 2.4%
            67,868    Covidien, Ltd.                                                                                       3,341,820
Multi-Line Insurance - 2.8%
           148,085    American International Group, Inc.                                                                   3,857,614
Property and Casualty Insurance - 5.0%
           857,000    Nipponkoa Insurance Company, Ltd. #                                                                  6,852,252
Reinsurance - 2.2%
               783    Berkshire Hathaway, Inc. - Class B*                                                                  2,998,107
Retail - Apparel and Shoe - 1.0%
            74,223    Next PLC                                                                                             1,394,747
Rubber/Plastic Products - 2.8%
           260,700    Tenma Corp.                                                                                          3,856,011
Savings/Loan/Thrifts - 3.7%
           396,145    NewAlliance Bancshares, Inc. #                                                                       5,141,962
Schools - 3.2%
            70,005    Apollo Group, Inc. - Class A*                                                                        4,360,611
Television - 4.3%
           660,769    British Sky Broadcasting Group PLC                                                                   5,917,829
Transportation - Marine - 2.8%
           329,649    Horizon Lines, Inc. - Class A#                                                                       3,889,858
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $119,502,252)                                                                                   120,548,193
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
            15,540    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                                  15,540
         1,404,460    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                  1,404,460
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $1,420,000)                                                                                      1,420,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 11.1%
         2,274,217    Allianz Dresdner Daily Asset Fund +                                                                  2,274,217
         5,124,552    Repurchase Agreements+                                                                               5,124,552
                      Time Deposits:
           930,497    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                        930,497
           935,436    Calyon, N.A., 2.2000%, 8/1/08+                                                                         935,436
           935,436    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                    935,436
           935,436    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                       935,436
            41,557    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                                41,557
           935,436    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                       935,436
           935,436    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                          935,436
           935,436    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                               935,436
           935,436    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                          935,436
           362,206    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                               362,206
                                                                                                                           7,882,312
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $15,281,081)                                                                                 15,281,081
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $136,203,333) - 100%                                                               $       137,249,274
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                        $  15,123,100               11.0%
Germany                                            5,281,839                3.8%
Japan                                             18,902,952               13.8%
Netherlands                                        5,876,855                4.3%
United Kingdom                                     9,202,990                6.7%
United States ++                                  82,861,538               60.4%
--------------------------------------------------------------------------------
Total                                          $ 137,249,274              100.0%

++ Includes Short-Term Securities and Other Securities (48.3% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

PLC   Public Limited Company

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 93.7%
Advertising Sales - 0.5%
            38,405    Lamar Advertising Co. - Class A*,#                                                         $         1,458,622
Aerospace and Defense - 3.7%
           602,786    BAE Systems PLC                                                                                      5,359,982
           178,034    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                 5,440,719
                                                                                                                          10,800,701
Aerospace and Defense - Equipment - 1.1%
            51,550    United Technologies Corp.                                                                            3,298,169
Agricultural Chemicals - 5.1%
            36,249    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                               7,404,583
            25,393    Syngenta A.G.                                                                                        7,403,078
                                                                                                                          14,807,661
Agricultural Operations - 1.2%
            15,168    Bunge, Ltd. #                                                                                        1,500,419
         1,626,700    Chaoda Modern Agriculture Holdings, Ltd.                                                             1,881,412
                                                                                                                           3,381,831
Airlines - 0.5%
            58,595    Ryanair Holdings PLC (ADR)*,#                                                                        1,426,788
Apparel Manufacturers - 1.4%
           254,500    Esprit Holdings, Ltd.                                                                                2,720,219
            20,595    VF Corp.                                                                                             1,474,190
                                                                                                                           4,194,409
Applications Software - 0.7%
            83,194    Microsoft Corp.                                                                                      2,139,750
Athletic Footwear - 0.8%
            39,534    NIKE, Inc. - Class B                                                                                 2,319,855
Audio and Video Products - 0.7%
            53,500    Sony Corp.                                                                                           2,015,279
Brewery - 0.6%
            26,532    InBev N.V.                                                                                           1,786,023
Building - Residential and Commercial - 1.2%
             6,481    NVR, Inc.*,#                                                                                         3,579,586
Casino Hotels - 1.2%
           335,412    Crown, Ltd.                                                                                          2,477,395
           159,527    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                         985,877
                                                                                                                           3,463,272
Cellular Telecommunications - 1.8%
            54,191    America Movil S.A. de C.V. - Series L (ADR)                                                          2,736,104
           940,688    Vodafone Group PLC                                                                                   2,525,392
                                                                                                                           5,261,496
Chemicals - Diversified - 0.7%
            24,217    Bayer A.G.                                                                                           2,090,582
Chemicals - Specialty - 0.8%
         2,855,000    Huabao International Holdings Limited                                                                2,293,839
Commercial Banks - 0.9%
            91,598    Anglo Irish Bank Corporation PLC                                                                       722,004
            51,188    ICICI Bank, Ltd.                                                                                       755,264
            37,645    Standard Chartered PLC                                                                               1,144,223
                                                                                                                           2,621,491
Commercial Services - 1.0%
           534,900    Park24 Company, Ltd. #                                                                               2,976,729
Computers - 1.6%
            19,437    Apple, Inc.*                                                                                         3,089,511
            12,240    Research In Motion, Ltd. (U.S. Shares)*                                                              1,503,317
                                                                                                                           4,592,828
Cosmetics and Toiletries - 1.5%
            79,425    Avon Products, Inc.                                                                                  3,367,620
            13,985    Colgate-Palmolive Co.                                                                                1,038,666
                                                                                                                           4,406,286
Diversified Minerals - 1.4%
           135,539    Companhia Vale do Rio Doce (ADR)                                                                     4,070,236
Diversified Operations - 5.9%
           656,000    China Merchants Holdings International Company, Ltd.                                                 2,498,841
            79,988    Cooper Industries, Ltd. - Class A                                                                    3,373,094
            46,276    Danaher Corp.                                                                                        3,685,883
           839,000    Melco International Development, Ltd.                                                                  520,491
            57,053    Siemens A.G.                                                                                         6,961,849
                                                                                                                          17,040,158
Drug Delivery Systems - 0.6%
            41,493    Hospira, Inc.*                                                                                       1,583,373
Electric - Generation - 0.4%
            79,298    AES Corp.*                                                                                           1,279,870
Electronic Components - Semiconductors - 1.8%
           812,501    ARM Holdings PLC                                                                                     1,531,565
            53,157    Microsemi Corp.*                                                                                     1,379,956
             4,195    Samsung Electronics Company, Ltd.                                                                    2,335,663
                                                                                                                           5,247,184
Electronic Measuring Instruments - 1.1%
            14,900    Keyence Corp.                                                                                        3,220,156
Energy - Alternate Sources - 1.2%
           231,746    JA Solar Holdings Company, Ltd. (ADR)*                                                               3,515,587
Engineering - Research and Development Services - 1.7%
           191,336    ABB, Ltd.                                                                                            5,042,839
Enterprise Software/Services - 0.5%
            68,908    Oracle Corp.*                                                                                        1,483,589
Entertainment Software - 0.4%
            28,147    Electronic Arts, Inc.*                                                                               1,215,387
Finance - Investment Bankers/Brokers - 1.6%
            27,921    JP Morgan Chase & Co.                                                                                1,134,430
            64,940    Lehman Brothers Holdings, Inc.                                                                       1,126,060
            92,500    Nomura Holdings, Inc.                                                                                1,334,529
            20,300    optionsXpress Holdings, Inc.                                                                           503,643
            33,471    UBS A.G. (U.S. Shares)*,#                                                                              646,325
                                                                                                                           4,744,987
Finance - Other Services - 1.2%
             7,155    CME Group, Inc.                                                                                      2,576,730
            50,700    Hong Kong Exchanges & Clearing, Ltd.                                                                   750,401
                                                                                                                           3,327,131
Food - Catering - 0.8%
         1,713,000    FU JI Food & Catering Services                                                                       2,404,649
Food - Miscellaneous/Diversified - 0.8%
            52,580    Nestle S.A.                                                                                          2,304,792
Food - Retail - 1.1%
           231,054    Tesco PLC                                                                                            1,641,477
            67,158    Whole Foods Market, Inc. #                                                                           1,488,893
                                                                                                                           3,130,370
Independent Power Producer - 0.7%
            52,570    NRG Energy, Inc.*,#                                                                                  1,907,765
Investment Management and Advisory Services - 0.6%
            40,421    National Financial Partners Corp. #                                                                    842,778
            15,618    T. Rowe Price Group, Inc.                                                                              934,737
                                                                                                                           1,777,515
Machinery - General Industrial - 1.0%
         6,275,405    Shanghai Electric Group Company, Ltd.*                                                               2,758,051
Medical - Biomedical and Genetic - 2.5%
            41,159    Celgene Corp.*                                                                                       3,107,093
            31,048    Genzyme Corp.*                                                                                       2,379,829
            33,936    Gilead Sciences, Inc.*                                                                               1,831,865
                                                                                                                           7,318,787
Medical - Drugs - 2.6%
            42,743    Merck & Company, Inc.                                                                                1,406,245
            20,378    Roche Holding A.G.                                                                                   3,763,892
            45,890    Shire PLC (ADR)                                                                                      2,310,103
                                                                                                                           7,480,240
Medical - HMO - 0.8%
            67,447    Coventry Health Care, Inc.*                                                                          2,385,600
Medical Products - 1.3%
            44,177    Covidien, Ltd.                                                                                       2,175,276
            22,876    Zimmer Holdings, Inc.*                                                                               1,576,385
                                                                                                                           3,751,661
Multimedia - 0.9%
            36,418    McGraw-Hill Companies, Inc.                                                                          1,481,120
            79,289    News Corporation, Inc. - Class A                                                                     1,120,354
                                                                                                                           2,601,474
Networking Products - 0.6%
            78,181    Cisco Systems, Inc.*                                                                                 1,719,200
Oil - Field Services - 1.9%
           256,932    Acergy S.A. #                                                                                        4,322,694
            12,429    Schlumberger, Ltd. (U.S. Shares)                                                                     1,262,786
                                                                                                                           5,585,480
Oil and Gas Drilling - 1.2%
            94,954    Nabors Industries, Ltd.*                                                                             3,462,023
Oil Companies - Exploration and Production - 0.3%
            12,440    Occidental Petroleum Corp.                                                                             980,645
Oil Companies - Integrated - 4.6%
            39,190    Hess Corp.                                                                                           3,973,866
            21,199    Lukoil (ADR)                                                                                         1,774,356
            87,149    Petroleo Brasileiro S.A. (ADR)                                                                       4,872,501
            52,103    Suncor Energy, Inc.                                                                                  2,832,913
                                                                                                                          13,453,636
Oil Field Machinery and Equipment - 0.6%
            35,534    Cameron International Corp.*                                                                         1,697,104
Oil Refining and Marketing - 2.0%
           113,952    Reliance Industries, Ltd.                                                                            5,860,183
Optical Supplies - 1.0%
            16,362    Alcon, Inc. (U.S. Shares)                                                                            2,821,300
Physical Practice Management - 0.6%
            33,625    Pediatrix Medical Group, Inc.*                                                                       1,635,856
Power Converters and Power Supply Equipment - 0.8%
            54,528    Hubbell, Inc. - Class A                                                                              2,298,900
Real Estate Management/Services - 1.3%
            40,415    CB Richard Ellis Group, Inc. - Class A*                                                                567,831
           130,000    Mitsubishi Estate Company, Ltd.                                                                      3,115,252
                                                                                                                           3,683,083
Real Estate Operating/Development - 1.7%
           444,000    CapitaLand, Ltd.                                                                                     1,840,296
           940,995    Hang Lung Properties, Ltd.                                                                           2,952,178
                                                                                                                           4,792,474
Reinsurance - 0.3%
               243    Berkshire Hathaway, Inc. - Class B*                                                                    930,447
REIT - Diversified - 0.4%
            88,882    CapitalSource, Inc.                                                                                  1,032,809
Retail - Apparel and Shoe - 1.5%
            45,674    Industria de Diseno Textil S.A. #                                                                    2,194,956
            70,478    Nordstrom, Inc.                                                                                      2,025,538
                                                                                                                           4,220,494
Retail - Consumer Electronics - 0.5%
            19,620    Yamada Denki Company, Ltd.                                                                           1,325,325
Retail - Drug Store - 0.9%
            68,036    CVS/Caremark Corp.                                                                                   2,483,314
Retail - Restaurants - 1.0%
            49,417    McDonald's Corp.                                                                                     2,954,642
Semiconductor Components/Integrated Circuits - 2.8%
           362,347    Atmel Corp.*                                                                                         1,279,085
           100,965    Cypress Semiconductor Corp.*                                                                         2,751,296
           270,213    Marvell Technology Group, Ltd.*                                                                      3,996,450
                                                                                                                           8,026,831
Telecommunication Equipment - 2.1%
           323,809    Arris Group, Inc.*,#                                                                                 3,098,852
            64,113    CommScope, Inc.*                                                                                     2,858,799
                                                                                                                           5,957,651
Telecommunication Equipment - Fiber Optics - 0.8%
           111,069    Corning, Inc.                                                                                        2,222,491
Telecommunication Services - 2.2%
           143,214    Amdocs, Ltd. (U.S. Shares)*                                                                          4,355,138
            60,130    SAVVIS, Inc.*                                                                                          969,897
            72,804    Time Warner Telecom, Inc. - Class A*,#                                                               1,163,408
                                                                                                                           6,488,443
Television - 0.9%
           285,787    British Sky Broadcasting Group PLC                                                                   2,559,500
Tobacco - 1.0%
            89,084    Altria Group, Inc.                                                                                   1,812,859
            19,927    Philip Morris International, Inc.                                                                    1,029,230
                                                                                                                           2,842,089
Transportation - Services - 1.6%
            30,079    C.H. Robinson Worldwide, Inc.                                                                        1,449,808
            52,262    United Parcel Service, Inc. - Class B                                                                3,296,687
                                                                                                                           4,746,495
Web Portals/Internet Service Providers - 0.6%
             3,628    Google, Inc. - Class A*                                                                              1,718,765
Wireless Equipment - 2.6%
            75,828    Crown Castle International Corp.*                                                                    2,896,629
            43,484    QUALCOMM, Inc.                                                                                       2,406,405
           218,939    Telefonaktiebolaget L.M. Ericsson - Class B                                                          2,295,045
                                                                                                                           7,598,079
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $282,817,449)                                                                                   271,603,857
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0%
U.S. Government Agency - 0%
             5,775    Fannie Mae, convertible, 8.7500% (cost $288,213)                                                       142,181
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.3%
         1,930,740    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                               1,930,740
         1,807,500    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                  1,807,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $3,738,240)                                                                                      3,738,240
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 5.0%
         1,668,500    Allianz Dresdner Daily Asset Fund +                                                                  1,668,500
         5,011,807    Repurchase Agreements+                                                                               5,011,807
         7,708,895    Time Deposits+                                                                                       7,708,895
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $14,389,202)                                                                                 14,389,202
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $301,233,104) - 100.0%                                                             $       289,873,480
------------------------------------------------------------------------------------------------------------------------------------

Total Return Swaps outstanding at July 31, 2008

 Counterparty     Notional       Return Paid by the Fund      Return Received by the Fund   Termination          Unrealized
                   Amount                                                                      Date      Appreciation/(Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                  1- day Wynn Resorts, Ltd.           1- day Melco PBL
Capital                         plus Fed Funds effective      Entertainment (Macau), Ltd.
Services                        rate minus 20 basis points         (ADR) plus Fed Funds
                                                                  effective rate plus 25
                  $ (98,322)                                          basis points           11/19/08     $  (209,646)

                                                                     1- month Melco
Morgan Stanley                 1- month Wynn Resorts, Ltd.     International Development,
Capital                         plus LIBOR minus 70 basis       Ltd. plus LIBOR plus 45
Services          $ (61,882)             points                       basis points           12/11/08     $  (127,790)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          $  (337,436)

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                           2,477,395               0.9%
Belgium                                             1,786,023               0.6%
Bermuda                                            19,521,319               6.7%
Brazil                                             14,383,456               5.0%
Canada                                             11,740,813               4.1%
Cayman Islands                                      8,787,525               3.0%
China                                               2,758,051               1.0%
Germany                                             9,052,432               3.1%
Guernsey                                            4,355,138               1.5%
Hong Kong                                           6,721,911               2.3%
India                                               6,615,446               2.3%
Ireland                                             2,148,792               0.7%
Japan                                              13,987,270               4.8%
Korea                                               2,335,663               0.8%
Luxembourg                                          4,322,694               1.5%
Mexico                                              2,736,104               0.9%
Netherlands Antilles                                1,262,786               0.4%
Russia                                              1,774,356               0.6%
Singapore                                           1,840,296               0.6%
Spain                                               2,194,956               0.8%
Sweden                                              2,295,045               0.8%
Switzerland                                        21,982,227               7.6%
United Kingdom                                     17,072,244               5.9%
United States++                                   127,721,540              44.1%
--------------------------------------------------------------------------------
Total                                          $  289,873,480             100.0%

++ Includes Short-Term Securities and Other Securities (37.8% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan at July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amount                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.3%
Applications Software - 3.8%
           144,160    Citrix Systems, Inc.*                                                                      $        3,840,422
           622,975    Microsoft Corp.                                                                                    16,022,917
         1,490,574    Satyam Computer Services, Ltd.                                                                     13,323,507
                                                                                                                         33,186,846
Audio and Video Products - 1.6%
           468,000    Sharp Corp.**                                                                                       6,504,404
           199,500    Sony Corp.**                                                                                        7,514,918
                                                                                                                         14,019,322
Batteries and Battery Systems - 1.7%
         9,584,169    BYD Company, Ltd.                                                                                   9,742,847
        11,268,500    BYD Electronic Company, Ltd.                                                                        5,472,413
                                                                                                                         15,215,260
Cable Television - 0.9%
           299,205    DIRECTV Group, Inc.*                                                                                8,084,519
Chemicals - Diversified - 1.0%
            28,148    Bayer A.G.**                                                                                        2,429,934
           106,400    Shin-Etsu Chemical Company, Ltd.**                                                                  6,516,603
                                                                                                                          8,946,537
Commercial Services - 2.0%
         1,394,164    Live Nation*,#                                                                                     17,594,350
Computers - 7.3%
           166,904    Apple, Inc.*                                                                                       26,529,392
           569,380    Hewlett-Packard Co.                                                                                25,508,224
            92,135    Research In Motion, Ltd. (U.S. Shares)*                                                            11,316,021
                                                                                                                         63,353,637
Computers - Peripheral Equipment - 1.0%
           327,547    Logitech International S.A.*                                                                        8,678,375
Consulting Services - 0.9%
           588,674    Genpact, Ltd.*,#                                                                                    7,805,817
Decision Support Software - 0.6%
           514,525    DemandTec, Inc.*,#                                                                                  5,140,105
Diversified Operations - 2.0%
           146,814    Siemens A.G.**                                                                                     17,914,867
Electronic Components - Miscellaneous - 0.4%
           105,217    Koninklijke (Royal) Philips Electronics N.V.**                                                      3,491,207
Electronic Components - Semiconductors - 4.9%
         9,963,190    ARM Holdings PLC**                                                                                 18,780,625
           410,014    MediaTek, Inc.**                                                                                    4,225,992
           342,525    Microsemi Corp.*,#                                                                                  8,891,949
           683,038    MIPS Technologies, Inc.*,#                                                                          2,595,544
            14,656    Samsung Electronics Company, Ltd.**                                                                 8,160,065
                                                                                                                         42,654,175
Electronic Measuring Instruments - 0.9%
           149,195    Memsic, Inc.*                                                                                         455,045
           230,643    Trimble Navigation, Ltd.*,#                                                                         7,657,347
                                                                                                                          8,112,392
Energy - Alternate Sources - 5.9%
            22,405    First Solar, Inc.*                                                                                  6,387,890
         1,118,000    Gintech Energy Corp.*,**                                                                            7,633,639
           322,750    GT Solar International, Inc.*,#                                                                     3,956,915
           630,645    JA Solar Holdings Company, Ltd. (ADR)*,**,#                                                         9,566,885
           310,360    SunPower Corp. - Class A*,#                                                                        24,447,057
                                                                                                                         51,992,386
Engineering - Research and Development Services - 1.2%
           413,747    ABB, Ltd.                                                                                          10,904,689
Enterprise Software/Services - 5.2%
         1,236,450    Oracle Corp.*                                                                                      26,620,768
           726,885    RightNow Technologies, Inc.*                                                                       11,695,580
           207,175    Taleo Corp.*                                                                                        3,882,460
           120,251    Temenos Group A.G.*                                                                                 3,534,614
                                                                                                                         45,733,422
Entertainment Software - 0.5%
            92,725    Electronic Arts, Inc.*                                                                              4,003,866
Human Resources - 1.0%
           859,955    SuccessFactors, Inc.*,#                                                                             9,055,326
Internet Applications Software - 2.0%
           616,010    DealerTrack Holdings, Inc.*,#                                                                       9,597,436
           227,570    Vocus, Inc.*                                                                                        8,099,216
                                                                                                                         17,696,652
Internet Connectivity Services - 1.7%
           264,396    NDS Group PLC (ADR)*,**                                                                            15,266,225
Internet Content - Entertainment - 0.3%
           145,305    Meetic*,**                                                                                          2,619,094
Internet Content - Information/News - 0.3%
           379,850    TechTarget*,#                                                                                       2,693,137
Life and Health Insurance - 0.6%
           191,400    OdontoPrev S.A.                                                                                     5,011,751
Machinery - General Industrial - 0.4%
         8,778,000    Shanghai Electric Group Company, Ltd.*                                                              3,857,945
Medical - Biomedical and Genetic - 1.2%
           105,056    Celgene Corp.*                                                                                      7,930,678
            31,305    Genzyme Corp.*                                                                                      2,399,528
                                                                                                                         10,330,206
Medical - Drugs - 1.4%
            78,700    Elan Corporation PLC (ADR)*,**                                                                      1,577,935
            13,833    Roche Holding A.G.                                                                                  2,555,007
           150,750    Shire PLC (ADR)**,#                                                                                 7,588,754
                                                                                                                         11,721,696
Medical Labs and Testing Services - 0.4%
           131,700    Diagnosticos da America                                                                             3,162,550
Networking Products - 3.1%
         1,225,455    Cisco Systems, Inc.*                                                                               26,947,755
Power Converters and Power Supply Equipment - 2.3%
           579,355    Advanced Energy Industries, Inc.*,#                                                                 8,006,686
         4,681,000    China High Speed Transmission Equipment Group Company, Ltd.                                         8,862,187
           629,620    Suzlon Energy, Ltd.                                                                                 3,250,472
                                                                                                                         20,119,345
Retail - Consumer Electronics - 0.7%
            92,890    Yamada Denki Company, Ltd.**                                                                        6,274,690
Semiconductor Components/Integrated Circuits - 6.9%
           914,120    Actions Semiconductor Company, Ltd. (ADR)*                                                          2,815,490
         4,582,310    Atmel Corp.*                                                                                       16,175,554
           849,020    Cypress Semiconductor Corp.*                                                                       23,135,795
           714,820    Marvell Technology Group, Ltd.*                                                                    10,572,188
         2,546,511    Siliconware Precision Industries Co.**                                                              3,355,333
         2,113,248    Taiwan Semiconductor Manufacturing Company, Ltd.**                                                  3,832,752
                                                                                                                         59,887,112
Semiconductor Equipment - 6.1%
           227,200    Applied Materials, Inc.                                                                             3,935,104
           575,854    ASML Holdings N.V. (U.S. Shares)**                                                                 13,123,713
            90,362    Centrotherm Photovoltaics A.G.*,**,#                                                                6,970,624
           768,890    KLA-Tencor Corp.**                                                                                 28,902,575
                                                                                                                         52,932,016
Telecommunication Equipment - 4.6%
         2,362,995    Arris Group, Inc.*                                                                                 22,613,862
           395,790    CommScope, Inc.*                                                                                   17,648,276
                                                                                                                         40,262,138
Telecommunication Equipment - Fiber Optics - 3.3%
         1,450,845    Corning, Inc.**                                                                                    29,031,408
Telecommunication Services - 3.0%
           579,340    Amdocs, Ltd. (U.S. Shares)*                                                                        17,617,729
           542,552    SAVVIS, Inc.*                                                                                       8,751,364
                                                                                                                         26,369,093
Television - 0.5%
           498,060    British Sky Broadcasting Group PLC**                                                                4,460,612
Web Hosting/Design - 0.6%
           735,255    Terremark Worldwide, Inc.*,#                                                                        4,992,381
Web Portals/Internet Service Providers - 1.5%
            27,555    Google, Inc. - Class A*                                                                            13,054,181
Wireless Equipment - 4.6%
           562,035    Crown Castle International Corp.*                                                                  21,469,737
           106,935    QUALCOMM, Inc.                                                                                      5,917,783
         1,196,575    Telefonaktiebolaget L.M. Ericsson (ADR)#                                                           12,540,106
                                                                                                                         39,927,626
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $758,197,212)                                                                                  772,504,711
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.1%
             1,074    JA Solar Holdings Company, Ltd. (ADR)
                      expires January 2010
                      exercise price $15.00
                      (premiums paid $454,302)                                                                              569,220
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.7%
         5,519,220    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              5,519,220
        18,182,780    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                18,182,780

------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $23,702,000)                                                                                   23,702,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.7%
        11,717,386    Allianz Dresdner Daily Asset Fund+                                                                 11,717,386
        28,978,900    Repurchase Agreements+                                                                             28,978,900
                      Time Deposits:
         5,261,891    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     5,261,891
         5,289,811    Calyon, N.A., 2.2000%, 8/1/08+                                                                      5,289,811
         5,289,811    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 5,289,811
         5,289,811    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    5,289,811
           235,003    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                              235,003
         5,289,810    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    5,289,810
         5,289,810    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       5,289,810
         5,289,810    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            5,289,810
         5,289,810    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       5,289,810
         2,048,242    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                            2,048,242
                                                                                                                         44,573,809
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $85,270,095)                                                                                85,270,095
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $867,623,609) - 100.8%                                                             $      882,046,026
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.8)%
Common Stocks - (0.8)%
Applications Software - (0.3)%
            36,855    Salesforce.com, Inc.*                                                                              (2,350,980)
Computers - Memory Devices - (0.2)%
            48,495    Western Digital Corp.*                                                                             (1,396,171)
E-Commerce/Services - (0.3)%
            23,400    Priceline.com, Inc.*                                                                               (2,689,830)
------------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $6,366,862)                                                                        (6,436,981)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $861,256,747) - 100%                                     $      875,609,045
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country- (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                              Value            Securities
--------------------------------------------------------------------------------
Bermuda                                      $       18,378,005         2.1%
Brazil                                                8,174,301         0.9%
Canada                                               11,316,021         1.3%
Cayman Islands                                       21,244,562         2.4%
China                                                13,600,792         1.5%
France                                                2,619,094         0.3%
Germany                                              27,315,425         3.1%
Guernsey                                             17,617,729         2.0%
Hong Kong                                             5,472,413         0.6%
India                                                16,573,979         1.9%
Ireland                                               1,577,935         0.2%
Japan                                                26,810,615         3.0%
Netherlands                                           8,160,065         0.9%
South Korea                                          16,614,919         1.9%
Sweden                                               12,540,106         1.4%
Switzerland                                          25,672,686         2.9%
Taiwan                                               19,047,716         2.2%
United Kingdom                                       46,096,216         5.3%
United States ++                                    583,213,447        66.1%
--------------------------------------------------------------------------------
Total                                        $      882,046,026       100.0%

++Includes Short-Term Securities and Other Securities (53.7% excluding Short-Term Securities and Other Securities)


              Summary of Investments by Country- (Short Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Securities
Country                                             Value           Sold Short
--------------------------------------------------------------------------------
United States                               $      (6,436,981)       100.0%
--------------------------------------------------------------------------------
Total                                       $      (6,436,981)       100.0%


Forward Currency Contracts, Open

Currency Sold and                 Currency        Currency           Unrealized
Settlement Date                  Units Sold     Value in U.S.$       Gain/(Loss)
----------------------------------------------------------------------------------
British Pound 11/12/08             8,855,000  $      17,415,926  $        (395,464)

Euro 10/23/08                      3,300,000          5,123,972            (30,752)

Japanese Yen 10/23/08            788,000,000          7,340,990            251,955

South Korean Won 11/12/08      7,800,000,000          7,699,484           (261,349)

Taiwan Dollar 11/12/08           213,000,000          6,975,609             35,582
----------------------------------------------------------------------------------

Total                                         $      44,555,981  $        (399,988)


Schedule of Written Options - Calls
                                     JA Solar Holdings Company, Ltd. (ADR)
                                        expires January 2010
                                        1,074 contracts
                                        exercise price $20.00
                                        (premiums received $920,412)              $    (504,780)

Schedule of Written Options - Puts
                                     JA Solar Holdings Company, Ltd. (ADR)
                                        expires January 2010
                                        1,074 contracts
                                        exercise price $20.00
                                        (premiums received $716,354)              $    (955,860)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.


+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Global Technology Fund                                    $ 156,750,047

Janus Government Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
U.S Government Agency Notes - 18.9%
                      Fannie Mae:
$          750,000    2.2777%, due 8/1/08                                                                        $           750,000
           965,000    4.4810%, due 8/29/08                                                                                   961,459
         5,000,000    2.4890%, due 1/30/09                                                                                 4,936,968
                      Federal Home Loan Bank System:
         5,000,000    2.3903%, due 8/20/08                                                                                 4,993,985
         5,000,000    2.4534%, due 9/2/08                                                                                  4,989,239
         1,500,000    3.9000%, due 9/8/08                                                                                  1,493,807
         5,000,000    2.5820%, due 10/10/08                                                                                4,975,277
           500,000    2.5864%, due 10/29/08                                                                                  496,854
           196,000    4.0700%, due 11/6/08                                                                                   193,844
           155,000    3.4000%, due 11/21/08                                                                                  153,356
         4,000,000    2.1100%, due 12/3/08                                                                                 4,000,000
           410,000    2.4000%, due 2/11/09                                                                                   404,688
           359,000    2.7840%, due 3/3/09                                                                                    354,297
           290,000    2.3500%, due 4/16/09                                                                                   285,107
                      Freddie Mac:
         1,688,000    2.1700%, due 8/7/08                                                                                  1,687,378
         1,755,000    2.2082%, due 8/11/08                                                                                 1,753,923
           327,000    4.3600%, due 9/15/08                                                                                   325,212
         2,555,000    2.6618%, due 11/24/08                                                                                2,533,649
         3,000,000    3.9300%, due 12/8/08                                                                                 2,957,629
         5,810,000    2.6982%, due 2/2/09                                                                                  5,740,570
------------------------------------------------------------------------------------------------------------------------------------
Total U.S Government Agency Notes (cost $43,987,242)                                                                      43,987,242
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 31.2%
                      Fannie Mae:
         2,000,000    2.0700%, due 1/16/09                                                                                 2,000,000
                      Federal Farm Credit Bank:
           380,000    2.3425%, due 10/28/08                                                                                  379,884
           500,000    1.9600%, due 1/23/09                                                                                   499,522
         3,000,000    2.3388%, due 2/11/09                                                                                 3,000,000
         3,000,000    2.0300%, due 4/17/09                                                                                 2,999,998
         2,000,000    2.0700%, due 12/21/09                                                                                1,993,641
                      Federal Home Loan Bank System:
           190,000    2.6360%, due 10/24/08                                                                                  189,976
         5,000,000    2.5990%, due 2/18/09                                                                                 5,000,198
         3,000,000    2.7500%, due 2/20/09                                                                                 3,000,000
         5,000,000    2.4230%, due 2/27/09                                                                                 5,001,032
         3,000,000    2.3560%, due 3/13/09                                                                                 3,000,000
         3,000,000    2.8500%, due 3/17/09                                                                                 3,000,000
         3,000,000    2.2900%, due 3/27/09                                                                                 3,000,000
        10,000,000    2.1650%, due 4/21/09                                                                                10,000,000
         3,000,000    2.6500%, due 5/6/09                                                                                  3,000,000
         3,000,000    3.0000%, due 6/18/09                                                                                 3,000,000
         3,000,000    2.8200%, due 7/10/09                                                                                 3,000,000
                      Freddie Mac:
         5,450,000    2.6000%, due 3/18/09                                                                                 5,450,000
         3,500,000    2.3675%, due 4/7/09                                                                                  3,500,031
         1,000,000    2.3900%, due 9/28/09                                                                                 1,000,427
           500,000    2.3863%, due 10/8/09                                                                                   500,073
         5,000,000    2.4600%, due 12/7/09                                                                                 4,999,866
         3,000,000    2.3656%, due 12/23/09                                                                                2,998,526
           800,000    2.4263%, due 9/18/09                                                                                   800,542
         1,310,000    2.4638%, due 1/15/42                                                                                 1,243,854
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Variable Notes (cost $72,557,570)                                                            72,557,570
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Guaranteed Loan Notes - 5.1%
                      Army & Air Force
                      Exchange Services:
         5,000,000    2.6500%, due 8/1/08                                                                                  5,000,000
         5,000,000    2.9000%, due 8/1/08                                                                                  5,000,000
         2,000,000    3.1000%, due 1/20/09                                                                                 2,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Guaranteed Loan Notes (cost $12,000,000)                                                            12,000,000
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 3.0%
         4,000,000    Cypress Bend Real Estate Development LLC, 2.4600%, due 4/1/33                                        4,000,000
         3,000,000    Federal Home Loan Bank System, 2.1000%, due 12/17/08                                                 2,999,334
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $6,999,334)                                                                                6,999,334
------------------------------------------------------------------------------------------------------------------------------------

Repurchase Agreements - 41.8%
        30,700,000    Credit Suisse Securities, 2.2075%
                       dated 7/31/08, maturing 8/1/08
                       to be repurchased at $30,701,865
                       collateralized by $340,818,715
                       in U.S. Government Agencies
                       0%, 3/15/17 - 7/15/38
                       with a value of $31,314,012                                                                        30,700,000
        30,000,000    HSBC Securities (USA), Inc., 2.1900%
                       dated 7/31/08, maturing 8/1/08
                       to be repurchased at $30,001,825
                       collateralized by $49,577,680
                       in U.S. Government Agencies
                       0% - 6.5000%, 12/15/18 - 8/25/37
                       with a value of $30,600,302                                                                        30,000,000
        35,000,000    ING Financial Markets LLC, 2.2000%
                       dated 7/31/08, maturing 8/1/08 to be
                       repurchased at $35,002,139 collateralized
                       by $102,021,731 in U.S. Government
                       Agencies 0% - 14.1176%, 12/25/08 - 11/1/37
                       with a value of $35,700,367                                                                        35,000,000
         1,600,000    Lehman Brothers, Inc., 2.1800%
                       dated 7/31/08, maturing 8/1/08
                       to be repurchased at $1,600,097
                       collateralized by $9,859,006
                       in U.S. Government Agencies
                       0%, 6/1/22 - 4/25/38
                       with a value of $1,632,001                                                                          1,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $97,300,000)                                                                            97,300,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $232,844,146) - 100%                                                               $       232,844,146
====================================================================================================================================

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.2%
Advertising Sales - 0.6%
           804,645    Lamar Advertising Co. - Class A* , #                                                       $        30,560,417
Aerospace and Defense - 2.0%
           954,951    BAE Systems PLC                                                                                      8,491,439
           778,855    Boeing Co.                                                                                          47,595,829
         1,603,755    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                               49,010,752
                                                                                                                         105,098,020
Agricultural Chemicals - 2.6%
           232,855    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              47,565,291
         1,493,080    Syngenta A.G. (ADR)** , #                                                                           86,733,017
                                                                                                                         134,298,308
Agricultural Operations - 0.3%
           542,524    Archer-Daniels-Midland Co.#                                                                         15,532,462
Apparel Manufacturers - 1.6%
         7,711,410    Esprit Holdings, Ltd.                                                                               82,423,279
Applications Software - 2.0%
           344,702    Infosys Technologies, Ltd.                                                                          12,723,133
         3,266,090    Microsoft Corp.                                                                                     84,003,835
           958,023    Satyam Computer Services, Ltd.                                                                       8,563,296
                                                                                                                         105,290,264
Athletic Footwear - 0.8%
           701,125    NIKE, Inc. - Class B#                                                                               41,142,015
Audio and Video Products - 0.3%
           465,625    Sony Corp. (ADR)                                                                                    17,540,094
Automotive - Cars and Light Trucks - 0.7%
           851,135    BMW A.G.** , #                                                                                      38,231,554
Beverages - Non-Alcoholic - 0.5%
           465,625    Coca-Cola Co.                                                                                       23,979,688
Brewery - 2.3%
         1,821,823    InBev N.V.**                                                                                       122,637,461
Casino Hotels - 2.2%
         1,555,964    Crown, Ltd.                                                                                         11,492,544
         1,799,704    MGM Mirage* , #                                                                                     52,227,410
           549,517    Wynn Resorts, Ltd.* , #                                                                             53,566,917
                                                                                                                         117,286,871
Commercial Services - Finance - 2.1%
           654,435    Visa, Inc. A-Shares                                                                                 47,813,021
         2,350,490    Western Union Co.#                                                                                  64,967,544
                                                                                                                         112,780,565
Computers - 2.7%
           722,994    Apple, Inc.*                                                                                       114,919,897
           232,865    Research In Motion, Ltd. (U.S. Shares)*                                                             28,600,479
                                                                                                                         143,520,376
Computers - Memory Devices - 2.1%
         7,267,060    EMC Corp.*                                                                                         109,078,571
Cosmetics and Toiletries - 2.2%
         1,396,360    Avon Products, Inc.                                                                                 59,205,664
           842,215    Procter & Gamble Co.                                                                                55,148,238
                                                                                                                         114,353,902
Diversified Operations - 2.5%
         5,700,000    China Merchants Holdings International Company, Ltd.                                                21,712,488
           514,040    Danaher Corp.                                                                                       40,943,286
        18,748,000    Melco International Development, Ltd.                                                               11,630,708
           467,590    Siemens A.G.**                                                                                      57,057,315
                                                                                                                         131,343,797
E-Commerce/Services - 0.8%
           955,165    eBay, Inc.*                                                                                         24,041,503
         1,397,110    Liberty Media Corp. - Interactive - Class A*                                                        19,601,453
                                                                                                                          43,642,956
Electronic Components - Semiconductors - 2.3%
           226,441    Samsung Electronics Company, Ltd. (GDR)                                                             62,420,504
         2,423,718    Texas Instruments, Inc.                                                                             59,090,245
                                                                                                                         121,510,749
Energy - Alternate Sources - 0.8%
           526,920    JA Solar Holdings Company, Ltd. (ADR)* , #                                                           7,993,376
         1,017,785    Suntech Power Holdings Company, Ltd. (ADR)* , #                                                     34,055,087
                                                                                                                          42,048,463
Enterprise Software/Services - 2.5%
         6,073,400    Oracle Corp.*                                                                                      130,760,302
Entertainment Software - 0.8%
           932,557    Electronic Arts, Inc.*                                                                              40,267,811
Finance - Credit Card - 2.5%
         3,498,795    American Express Co.#                                                                              129,875,270
Finance - Investment Bankers/Brokers - 1.9%
           235,150    Goldman Sachs Group, Inc.                                                                           43,277,006
         1,326,500    JP Morgan Chase & Co.                                                                               53,895,695
                                                                                                                          97,172,701
Food - Canned - 0.4%
           857,113    TreeHouse Foods, Inc.* , #                                                                          23,227,762
Food - Miscellaneous/Diversified - 2.3%
         2,782,270    Nestle S.A.**                                                                                      121,958,013
Forestry - 0.5%
           443,165    Weyerhaeuser Co.                                                                                    23,691,601
Hotels and Motels - 0.7%
         1,117,425    Starwood Hotels & Resorts Worldwide, Inc.#                                                          38,316,503
Medical - Biomedical and Genetic - 0.7%
           465,470    Celgene Corp.*                                                                                      35,138,330
Medical - Drugs - 4.5%
         1,872,410    Merck & Company, Inc.                                                                               61,602,289
           733,542    Roche Holding A.G.**                                                                               135,487,956
         1,004,565    Wyeth                                                                                               40,704,974
                                                                                                                         237,795,219
Medical - HMO - 1.0%
         1,434,980    Coventry Health Care, Inc.*                                                                         50,755,243
Medical Instruments - 0.9%
           884,548    Medtronic, Inc.                                                                                     46,730,671
Medical Products - 0.9%
           466,435    Nobel Biocare Holding A.G.**                                                                        14,349,567
           468,085    Zimmer Holdings, Inc.*                                                                              32,255,738
                                                                                                                          46,605,305
Multimedia - 0.3%
         1,175,300    News Corporation, Inc. - Class B                                                                    17,171,133
Networking Products - 0.8%
         1,887,365    Cisco Systems, Inc.*                                                                                41,503,156
Oil Companies - Exploration and Production - 3.9%
         1,842,894    EnCana Corp. (U.S. Shares)                                                                         133,038,518
           706,175    EOG Resources, Inc.                                                                                 70,991,773
                                                                                                                         204,030,291
Oil Companies - Integrated - 5.9%
           706,605    ConocoPhillips                                                                                      57,673,100
           736,205    Exxon Mobil Corp.                                                                                   59,212,968
         1,893,095    Hess Corp.                                                                                         191,959,833
                                                                                                                         308,845,901
Oil Refining and Marketing - 1.2%
         1,869,441    Valero Energy Corp.                                                                                 62,458,024
Optical Supplies - 1.8%
           558,855    Alcon, Inc. (U.S. Shares)**                                                                         96,363,368
Real Estate Operating/Development - 0.3%
         5,774,175    Hang Lung Properties, Ltd.                                                                          18,115,286
Retail - Apparel and Shoe - 1.6%
         2,984,010    Nordstrom, Inc.#                                                                                    85,760,447
Retail - Drug Store - 3.1%
         4,470,865    CVS/Caremark Corp.                                                                                 163,186,573
Retail - Jewelry - 1.3%
         1,859,345    Tiffany & Co.                                                                                       70,264,648
Retail - Pet Food and Supplies - 0.4%
           835,480    PETsMART, Inc.#                                                                                     18,973,751
Retail - Restaurants - 1.1%
           934,805    McDonald's Corp.                                                                                    55,891,991
Soap and Cleaning Preparations - 1.5%
         1,402,646    Reckitt Benckiser PLC                                                                               76,655,239
Telecommunication Equipment - 0%
             2,793    Nortel Networks, Corp. (U.S. Shares)*                                                                   21,339
Telecommunication Equipment - Fiber Optics - 2.0%
         5,118,056    Corning, Inc.                                                                                      102,412,301
Telecommunication Services - 0.3%
           843,080    Bharti Tele-Ventures, Ltd.*                                                                         15,720,920
Telephone - Integrated - 0.4%
           747,235    AT&T, Inc.                                                                                          23,022,310
Television - 0.9%
         5,375,037    British Sky Broadcasting Group PLC                                                                  48,138,683
Tobacco - 2.6%
         2,441,140    Altria Group, Inc.                                                                                  49,677,199
         1,717,920    Philip Morris International, Inc.                                                                   88,730,568
                                                                                                                         138,407,767
Transportation - Services - 0.4%
           342,480    United Parcel Service, Inc. - Class B                                                               21,603,638
Web Portals/Internet Service Providers - 1.2%
           134,988    Google, Inc. - Class A*                                                                             63,950,565
Wireless Equipment - 2.2%
         2,369,325    Nokia Oyj (ADR)** , #                                                                               64,729,959
           939,060    QUALCOMM, Inc.                                                                                      51,967,580
                                                                                                                         116,697,539
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,272,755,692)                                                                               4,423,789,413
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 1.2%
Casino Hotels - 0.2%
   $    14,034,000    Harrahs Operating Company, Inc., 10.7500%, 2/1/16 (144A)                                            10,595,670
Energy - Alternate Sources - 0.8%
        23,952,000    JA Solar Holdings Company Ltd, 4.5000%, 5/15/13                                                     19,401,120
        23,328,000    Suntech Power Holdings Company, 3.0000%, 3/15/13 (144A)                                             24,611,040
                                                                                                                          44,012,160
Finance - Auto Loans - 0.2%
         9,344,000    Ford Motor Credit Company LLC, 9.8750%, 8/10/11                                                      7,619,425
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $68,663,906)                                                                                  62,227,255
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.9%
Finance - Investment Bankers/Brokers - 0.3%
           700,750    Citigroup, Inc., 8.1250%                                                                            14,400,413
Metal - Diversified - 0.5%
           196,775    Freeport-McMoRan Copper & Gold, Inc., 6.7500%                                                       27,593,758
U.S. Government Agency - 1.1%
           930,755    Fannie Mae, 8.2500%#                                                                                15,627,376
         1,309,150    Fannie Mae, 8.7500%                                                                                 32,231,273
           727,175    Freddie Mac, 8.3750%                                                                                12,325,616
                                                                                                                          60,184,265
------------------------------------------------------------------------------------------------------------------------------------
Total Preferred Stock (cost $133,562,802)                                                                                102,178,436
------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond - 1.1%
    $   56,494,000    U.S. Treasury Bond, 3.2500%, due 12/31/09# (cost $57,186,757)                                       57,213,395
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.8%
            12,922    ConocoPhillips
                       expires January 2009
                       exercise price $70.00                                                                              19,938,645
            20,242    CVS/Caremark Corp. (LEAPS)
                       expires January 2010
                       exercise price $35.00                                                                              13,789,660
            12,156    Nordstrom, Inc. (LEAPS)
                       expires January 2010
                       exercise price $40.00                                                                               4,411,899
            12,128    Texas Instruments, Inc. (LEAPS)
                       expires January 2010
                       exercise price $35.00                                                                               1,155,435
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $61,557,753)                                                               39,295,639
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 4.4%
       184,027,166    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                             184,027,166
        48,927,250    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                 48,927,250
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $232,954,416)                                                                                  232,954,416
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.4%
        44,076,851    Allianz Dresdner Daily Asset Fund+                                                                  44,076,851
       116,383,225    Repurchase Agreements+                                                                             116,383,225
       179,014,496    Time Deposits+                                                                                     177,502,496
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $337,962,572)                                                                               337,962,572
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $5,164,643,898) - 100%                                                             $     5,255,621,126
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                            Value              Securities
--------------------------------------------------------------------------------
Australia                                     $   11,492,544           0.2%
Belgium                                          122,637,461           2.3%
Bermuda                                           82,423,279           1.6%
Brazil                                            49,010,753           0.9%
Canada                                           209,225,627           4.0%
Cayman Islands                                    61,449,582           1.2%
Finland                                           64,729,959           1.2%
Germany                                           95,288,871           1.8%
Hong Kong                                         51,458,481           1.0%
India                                             37,007,349           0.7%
Japan                                             17,540,094           0.3%
South Korea                                       62,420,504           1.2%
Switzerland                                      454,891,921           8.7%
United Kingdom                                   133,285,361           2.5%
United States++                                3,802,759,340          72.4%
--------------------------------------------------------------------------------
Total                                         $5,255,621,126         100.0%

++Includes Short-Term Securities and Other Securities (61.6% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts, Open
as of July 31, 2008 (unaudited)
Currency Sold and                      Currency         Currency      Unrealized
Settlement Date                      Units Sold   Value in U.S.$     Gain/(Loss)
--------------------------------------------------------------------------------
Euro 10/23/08                         3,400,000   $    5,279,244    $   (31,684)
Euro 11/12/08                        30,000,000       46,534,694       (179,263)
Swiss Franc 8/14/08                  26,300,000       25,116,917     (1,201,738)
Swiss Franc 10/23/08                 31,850,000       30,436,687        200,096
Swiss Franc 11/12/08                 13,500,000       12,903,337        125,161
--------------------------------------------------------------------------------
Total                                             $  120,270,879    $(1,087,428)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipations Securities

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                       Purchases                       Sales                   Realized      Dividend    Value at
                                Shares          Cost          Shares           Cost          Gain/(Loss)      Income      7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund
Bank Tec (144A)*                       --     $        --      2,527,630    $  20,221,040    $(11,500,717)    $   --      $   --
Spansion, Inc. - Class A*       5,521,592      24,847,167     12,307,272      111,574,672     (64,314,333)        --          --
------------------------------------------------------------------------------------------------------------------------------------
                                              $24,847,167     14,834,902    $ 131,795,712    $(75,815,050)    $   --      $   --
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                       $ 717,211,303

Janus High-Yield Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Bank Loans - 0.3%
Medical - Outpatient and Home Medical Care - 0.2%
$          965,108    National Mentor Holdings, Inc., 4.8100%, due 6/28/09@,&                                    $           832,405
            59,158    National Mentor Holdings, Inc., 2.4358%, due 6/29/09@,&                                                 51,024
                                                                                                                             883,429
Telecommunication Services - 0.1%
           650,000    Fairpoint Communications, 5.7500%, due 3/31/15@                                                        569,101
------------------------------------------------------------------------------------------------------------------------------------
Total Bank Loans (cost $1,649,463)                                                                                         1,452,530
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 92.8%
Advertising Services - 0.4%
         2,639,000    RH Donnelley, Inc., 11.7500%, due 5/15/15 (144A)ss.                                                  1,952,860
Aerospace and Defense - Equipment - 0.4%
         1,850,000    DRS Technologies, Inc., 6.8750%, due 11/1/13                                                         1,859,250
Agricultural Chemicals - 0.4%
         2,065,000    Mosaic Co., 6.2500%, due 12/1/16 (144A)                                                              2,168,250
Apparel Manufacturers - 0.8%
         1,681,000    Levi Strauss & Co., 9.7500%, due 1/15/15                                                             1,584,343
         2,437,000    Levi Strauss & Co., 8.8750%, due 4/1/16                                                              2,193,300
                                                                                                                           3,777,643
Automotive - Cars and Light Trucks - 1.1%
         3,925,000    Ford Motor Co., 7.4500%, due 7/16/31                                                                 2,041,000
         2,779,000    General Motors Corp., 7.1250%, due 7/15/13                                                           1,584,030
         3,784,000    General Motors Corp., 8.3750%, due 7/15/33                                                           1,863,620
                                                                                                                           5,488,650
Automotive - Truck Parts and Equipment - Original - 1.2%
         1,450,000    American Axle & Manufacturing, Inc., 7.8750%, due 3/1/17                                               957,000
         1,625,000    Arvinmeritor, Inc., 8.1250%, due 9/15/15                                                             1,326,406
         1,475,000    TRW Automotive, Inc., 7.0000%, due 3/15/14 (144A)                                                    1,301,688
         1,645,000    TRW Automotive, Inc., 7.2500%, due 3/15/17 (144A)                                                    1,414,700
           997,000    Visteon Corp., 8.2500%, due 8/1/10                                                                     857,420
                                                                                                                           5,857,214
Beverages - Non-Alcoholic - 0.9%
         1,660,000    Dr. Pepper Snapple Group, 6.1200%, due 5/1/13 (144A)                                                 1,676,766
         1,075,000    Dr. Pepper Snapple Group, 6.8200%, due 5/1/18 (144A)                                                 1,080,915
         1,325,000    Dr. Pepper Snapple Group, 7.4500%, due 5/1/38 (144A)                                                 1,347,150
                                                                                                                           4,104,831
Building - Residential and Commercial - 1.7%
         1,775,000    Centex Corp., 5.4500%, due 8/15/12                                                                   1,508,750
         1,300,000    K Hovnanian Enterprises, 11.5000%, due 5/1/13 (144A)                                                 1,316,250
         1,625,000    Lennar Corp., 7.6250%, due 3/1/09                                                                    1,596,563
         3,225,000    Meritage Homes Corp., 6.2500%, due 3/15/15                                                           2,499,375
         1,625,000    Ryland Group, 6.8750%, due 6/15/13                                                                   1,454,375
                                                                                                                           8,375,313
Building and Construction Products - Miscellaneous - 0.2%
         1,475,000    USG Corp., 6.3000%, due 11/15/16                                                                     1,172,625
Cable Television - 2.4%
         3,065,000    CCH I LLC, 11.0000%, due 10/1/15                                                                     2,321,738
         2,580,000    Charter Communications Holdings II, 10.2500%, due 9/15/10                                            2,457,450
         1,647,000    Charter Communications Operating LLC, 8.0000%, due 4/30/12 (144A)                                    1,568,768
         1,615,000    Comcast Cable Communications Holdings, 8.3750%, due 3/15/13                                          1,782,850
           650,000    Kabel Deutschland GMBH, 10.6250%, due 7/1/14                                                           667,063
         2,750,000    Mediacom LLC/Mediacom Capital Corp., 9.5000%, due 1/15/13                                            2,598,749
                                                                                                                          11,396,618
Casino Hotels - 1.0%
         1,615,000    Ceasar's Entertainment, 7.8750%, due 3/15/10                                                         1,425,238
         1,625,000    Harrah's Operating Co., Inc., 10.7500%, due 2/1/16 (144A)                                            1,226,875
         2,523,000    Seminole Hard Rock Entertainment, 5.2763%, due 3/15/14 (144A)@,ss.                                   2,043,630
                                                                                                                           4,695,743
Cellular Telecommunications - 1.2%
         3,291,000    Metro PCS Wireless, Inc., 9.2500%, due 11/1/14                                                       3,192,270
         2,531,000    Rogers Communications, 6.3750%, due 3/1/14                                                           2,539,532
                                                                                                                           5,731,802
Chemicals - Diversified - 0.3%
         1,409,000    Innophos Holdings, Inc., 9.5000%, due 4/15/12 (144A)ss.                                              1,394,910
Chemicals - Specialty - 0.8%
         2,074,000    Macdermid, Inc., 9.5000%, due 4/15/17 (144A)                                                         1,897,710
         1,812,000    Nalco Co., 7.7500%, due 11/15/11                                                                     1,830,120
                                                                                                                           3,727,830
Coal - 1.2%
         1,300,000    Arch West Finance, 6.7500%, due 7/1/13                                                               1,296,750
         4,611,000    Massey Energy Co., 6.8750%, due 12/15/13                                                             4,513,016
                                                                                                                           5,809,766
Commercial Banks - 0.4%
         2,225,000    Credit Suisse, New York, 5.0000%, due 5/15/13                                                        2,163,147
Commercial Services - 2.4%
         2,500,000    Aramark Corp., 6.3728%, due 2/1/15@,&                                                                2,300,000
         6,583,000    Aramark Corp., 8.5000%, due 2/1/15                                                                   6,558,314
         1,000,000    Ticketmaster, 10.7500%, due 8/1/16 (144A)                                                            1,035,000
         1,595,000    U.S. Investigation Services, 10.5000%, due 11/1/15 (144A)                                            1,443,475
                                                                                                                          11,336,789
Commercial Services - Finance - 0.6%
           525,000    Cardtronics, Inc., 9.2500%, due 8/15/13                                                                493,500
         2,327,000    Cardtronics, Inc., 9.2500%, due 8/15/13 (144A)ss.                                                    2,187,380
                                                                                                                           2,680,880
Computer Services - 0.6%
         1,342,000    SunGard Data Systems, Inc., 9.1250%, due 8/15/13                                                     1,372,195
         1,357,000    SunGard Data Systems, Inc., 10.2500%, due 8/15/15                                                    1,377,355
                                                                                                                           2,749,550
Consumer Products - Miscellaneous - 1.8%
         2,418,000    Amscan Holdings, Inc., 8.7500%, due 5/1/14                                                           2,103,660
         1,496,000    Jarden Corp., 7.5000%, due 5/1/17                                                                    1,301,520
         5,541,000    Visant Holding Corp., 8.7500%, due 12/1/13                                                           5,277,803
                                                                                                                           8,682,983
Containers - Metal and Glass - 1.2%
         1,260,000    Greif, Inc., 6.7500%, due 2/1/17                                                                     1,197,000
           819,000    Owens-Brockway Glass Container, Inc., 8.2500%, due 5/15/13                                             839,475
         2,632,000    Owens-Brockway Glass Container, Inc., 6.7500%, due 12/1/14                                           2,585,940
           970,000    Owens-Illinois, Inc., 7.8000%, due 5/15/18                                                             977,275
                                                                                                                           5,599,690
Containers - Paper and Plastic - 0.7%
         1,311,000    Graham Packaging Co., 8.5000%, due 10/15/12                                                          1,219,230
         2,634,000    Graham Packaging Co., 9.8750%, due 10/15/14                                                          2,252,070
                                                                                                                           3,471,300
Cosmetics and Toiletries - 0.7%
         3,312,000    Chattem, Inc., 7.0000%, due 3/1/14                                                                   3,237,480
Data Processing and Management - 0.4%
         1,998,000    First Data Corp., 9.8750%, due 9/24/15 (144A)                                                        1,768,230
Direct Marketing - 1.3%
         3,619,000    Affinion Group, Inc., 11.5000%, due 10/15/15                                                         3,600,905
         2,536,000    Visant Corp., 7.6250%, due 10/1/12                                                                   2,459,920
                                                                                                                           6,060,825
Distribution/Wholesale - 0.7%
         1,925,000    Ace Hardware Corp., 9.1250%, due 6/1/16 (144A)&                                                      1,751,750
         2,048,000    Nebraska Book Company, Inc., 8.6250%, due 3/15/12                                                    1,669,120
                                                                                                                           3,420,870
Diversified Operations - 2.1%
         2,520,000    Harland Clarke Holdings, 7.4256%, due 5/15/15@,&                                                     1,776,600
         2,142,000    Harland Clarke Holdings, 9.5000%, due 5/15/15                                                        1,745,730
         1,451,000    Kansas City Southern, 7.5000%, due 6/15/09                                                           1,467,324
           650,000    Kansas City Southern de Mexico, 8.0000%, due 6/1/15                                                    656,500
         1,811,000    Sally Holdings LLC, 9.2500%, due 11/15/14                                                            1,765,725
         1,482,000    Sally Holdings LLC, 10.5000%, due 11/15/16                                                           1,426,425
         1,224,000    SPX Corp., 7.6250%, due 12/15/14 (144A)                                                              1,251,540
                                                                                                                          10,089,844
Electric - Generation - 1.7%
         1,938,000    AES Corp., 8.0000%, due 10/15/17                                                                     1,908,930
         3,212,000    Edison Mission Energy, 7.0000%, due 5/15/17                                                          3,035,340
         3,351,000    Edison Mission Energy, 7.2000%, due 5/15/19                                                          3,149,940
                                                                                                                           8,094,210
Electric - Integrated - 1.5%
         2,288,000    CMS Energy Corp., 3.7406%, due 1/15/13@,&                                                            2,082,080
           655,000    Energy Future Holdings, 10.8750%, due 11/1/17 (144A)                                                   674,650
           774,000    Nevada Power Co., 5.8750%, due 1/15/15                                                                 763,547
         2,819,000    Texas Competitive Electric Holdings, 10.2500%, due 11/1/15 (144A)                                    2,819,000
           958,000    TXU Energy Co. LLC, 10.2500%, due 11/1/15 (144A)                                                       958,000
                                                                                                                           7,297,277
Electronic Components - Semiconductors - 1.3%
         3,752,000    Freescale Semiconductor, 8.8750%, due 12/15/14                                                       3,179,820
         3,000,000    National Semiconductor Corp., 3.0263%, due 6/15/10@,&                                                2,876,481
                                                                                                                           6,056,301
Electronics - Military - 0.5%
         2,800,000    L-3 Communications, Corp., 6.3750%, due 10/15/15                                                     2,632,000
Finance - Auto Loans - 2.3%
         5,106,000    Ford Motor Credit Co., 7.3750%, due 10/28/09                                                         4,650,876
         3,937,000    Ford Motor Credit Co., 7.2406%, due 4/15/12@                                                         3,738,233
         1,849,000    Ford Motor Credit Co., 7.8000%, due 6/1/12                                                           1,388,679
         1,734,000    Ford Motor Credit Co., 7.0000%, due 10/1/13                                                          1,242,217
                                                                                                                          11,020,005
Finance - Investment Bankers/Brokers - 1.0%
         2,000,000    Goldman Sachs Group, Inc., 6.1500%, due 4/1/18                                                       1,926,604
         2,910,000    Morgan Stanley, 6.6250%, due 4/1/18                                                                  2,693,615
                                                                                                                           4,620,219
Food - Meat Products - 0.7%
         3,233,000    National Beef Packing Company LLC, 10.5000%, due 8/1/11                                              3,233,000
Food - Miscellaneous/Diversified - 3.2%
           975,000    Chiquita Brands International, 7.5000%, due 11/1/14                                                    792,188
         5,597,000    Del Monte Corp., 6.7500%, due 2/15/15                                                                5,233,194
         4,956,000    Dole Food Company, Inc., 8.6250%, due 5/1/09                                                         4,850,685
         4,793,000    Dole Food Company, Inc., 8.7500%, due 7/15/13 #                                                      4,313,700
                                                                                                                          15,189,767
Food - Retail - 1.6%
         4,628,000    Stater Brothers Holdings, Inc., 7.7500%, due 4/15/15                                                 4,419,740
         3,458,000    Supervalu, Inc., 7.5000%, due 11/15/14                                                               3,410,453
                                                                                                                           7,830,193
Gambling - Non-Hotel - 1.3%
         3,299,000    Pinnacle Entertainment, Inc., 8.2500%, due 3/15/12                                                   3,125,803
           425,000    Pinnacle Entertainment, Inc., 8.7500%, due 10/1/13                                                     405,875
           649,000    Pokagon Gaming Authority, 10.3750%, due 6/15/14 (144A)                                                 668,470
         2,761,000    Shingle Springs Tribal Gaming, 9.3750%, due 6/15/15 (144A)                                           2,236,410
                                                                                                                           6,436,558
Independent Power Producer - 3.0%
         1,700,000    AES China Generating Company, Ltd., 8.2500%, due 6/26/10                                             1,578,827
         1,295,000    NRG Energy, Inc., 7.2500%, due 2/1/14                                                                1,262,625
         5,752,000    NRG Energy, Inc., 7.3750%, due 2/1/16                                                                5,579,440
         3,763,000    Reliant Energy, Inc., 7.6250%, due 6/15/14**                                                         3,631,295
         2,347,000    Reliant Energy, Inc., 7.8750%, due 6/15/17                                                           2,264,855
                                                                                                                          14,317,042
Industrial Gases - 0.2%
           975,000    Airgas, Inc., 7.1250%, due 10/1/18 (144A)                                                              979,875
Medical - Hospitals - 3.7%
         5,430,000    HCA, Inc., 6.5000%, due 2/15/16                                                                      4,520,475
        10,454,000    HCA, Inc., 9.2500%, due 11/15/16                                                                    10,767,619
         2,600,000    Tenet Healthcare Corp., 9.2500%, due 2/1/15                                                          2,583,750
                                                                                                                          17,871,844
Medical - Outpatient and Home Medical Care - 0.1%
           702,000    National Mentor Holdings, Inc., 11.2500%, due 7/1/14                                                   712,530
Metal - Diversified - 1.3%
         2,966,000    Freeport-McMoRan Copper & Gold, Inc., 8.2500%, due 4/1/15                                            3,092,055
         3,034,000    Freeport-McMoRan Copper & Gold, Inc., 8.3750%, due 4/1/17                                            3,178,115
                                                                                                                           6,270,170
Multimedia - 0.4%
         2,307,000    LBI Media, Inc., 8.5000%, due 8/1/17 (144A)                                                          1,767,739
Music - 1.0%
         5,326,000    Steinway Musical Instruments, Inc., 7.0000%, due 3/1/14 (144A)ss.                                    4,766,770
Non-Hazardous Waste Disposal - 1.1%
         1,616,000    Allied Waste Industries, Inc., 6.3750%, due 4/15/11                                                  1,595,800
           992,000    Allied Waste Industries, Inc., 7.8750%, due 4/15/13                                                  1,009,360
         2,547,000    Allied Waste Industries, Inc., 7.2500%, due 3/15/15                                                  2,515,163
                                                                                                                           5,120,323
Office Automation and Equipment - 0.2%
         1,124,000    Xerox Corp., 6.8750%, due 8/15/11                                                                    1,154,800
Office Supplies and Forms - 1.4%
         7,743,000    Acco Brands Corp., 7.6250%, due 8/15/15                                                              6,736,410
Oil Companies - Exploration and Production - 3.8%
         2,575,000    Chesapeake Energy Corp., 6.2500%, due 1/15/18                                                        2,362,563
         1,400,000    Chesapeake Energy Corp., 7.2500%, due 12/15/18                                                       1,372,000
         3,230,000    Encore Acquisition Co., 6.2500%, due 4/15/14                                                         3,028,125
           309,000    Forest Oil Corp., 8.0000%, due 12/15/11                                                                313,635
           775,000    Forest Oil Corp., 7.2500%, due 6/15/19 (144A)                                                          728,500
         1,236,000    Forest Oil Corp., 7.2500%, due 6/15/19                                                               1,161,840
           322,000    Hilcorp Energy Finance, 7.7500%, due 11/1/15 (144A)                                                    295,435
           699,000    Hilcorp Energy I, 9.0000%, due 6/1/16 (144A)                                                           685,020
         2,304,000    Petrohawk Energy Corp., 9.1250%, due 7/15/13                                                         2,332,800
           636,000    Petrohawk Energy Corp., 7.8750%, due 6/1/15 (144A)                                                     615,330
         3,250,000    Quicksilver Resources, Inc., 8.2500%, due 8/1/15                                                     3,160,624
           550,000    Southwestern Energy Co., 7.5000%, due 2/1/18 (144A)                                                    563,750
         1,864,000    Whiting Petroleum Corp., 7.0000%, due 2/1/14                                                         1,794,100
                                                                                                                          18,413,722
Oil Field Machinery and Equipment - 0.2%
         1,054,000    Dresser-Rand Group, Inc., 7.3750%, due 11/1/14                                                       1,043,460
Optical Supplies - 0.3%
         1,312,000    Bausch & Lomb, Inc., 9.8750%, due 11/1/15 (144A)                                                     1,344,800
Paper and Related Products - 3.0%
         2,635,000    Boise Cascade LLC, 7.1250%, due 10/15/14                                                             1,818,150
         4,117,000    Georgia-Pacific Corp., 7.1250%, due 1/15/17 (144A)                                                   3,797,932
         3,250,000    International Paper Co., 7.4000%, due 6/15/14                                                        3,245,967
         1,224,000    NewPage Corp., 10.0000%, due 5/1/12 (144A)                                                           1,171,980
         2,471,000    NewPage Corp., 12.0000%, due 5/1/13                                                                  2,365,983
         1,647,000    Rock-Tenn Co., 9.2500%, due 3/15/16 (144A)                                                           1,696,410
           524,000    Verso Paper Holdings LLC, 11.3750%, due 8/1/16                                                         440,160
                                                                                                                          14,536,582
Physical Therapy and Rehabilitation Centers - 0.6%
         2,626,000    HealthSouth Corp., 10.7500%, due 6/15/16                                                             2,809,820
Pipelines - 4.1%
         3,095,000    Dynegy Holdings, Inc., 8.7500%, due 2/15/12                                                          3,156,900
         6,586,000    El Paso Corp., 7.0000%, due 6/15/17                                                                  6,593,375
         3,128,000    Enterprise Products, 6.3000%, due 9/15/17                                                            3,110,643
           450,000    Kinder Morgan Energy Partners N.T., 5.9500%, due 2/15/18                                               437,893
           461,000    Kinder Morgan Energy Partners N.T., 6.9500%, due 1/15/38                                               454,721
         2,905,000    Kinder Morgan Finance Co., 5.7000%, due 1/5/16                                                       2,676,231
         3,278,000    Williams Companies, Inc., 7.1250%, due 9/1/11                                                        3,409,120
                                                                                                                          19,838,883
Private Corrections - 0.4%
         1,130,000    Corrections Corporation of America, 7.5000%, due 5/1/11                                              1,141,300
           674,000    Corrections Corporation of America, 6.2500%, due 3/15/13                                               658,835
                                                                                                                           1,800,135
Publishing - Books - 0.7%
         3,951,000    Cengage Learning Acquisitions, 10.5000%, due 1/15/15 (144A)                                          3,476,880
Publishing - Newspapers - 1.0%
         5,268,000    Block Communications, Inc., 8.2500%, due 12/15/15 (144A)                                             4,912,410
Publishing - Periodicals - 0.3%
         1,358,000    Medimedia USA, Inc., 11.3750%, due 11/15/14 (144A)ss.                                                1,358,000
REIT - Health Care - 0.4%
         1,815,000    Senior Housing Properties Trust, 8.6250%, due 1/15/12                                                1,851,300
REIT - Hotels - 0.4%
         2,050,000    Host Marriott L.P., 6.3750%, due 3/15/15                                                             1,783,500
Rental Auto/Equipment - 0.3%
         1,612,000    Hertz Corp., 8.8750%, due 1/1/14                                                                     1,479,010
Retail - Apparel and Shoe - 0.8%
         4,228,000    Hanesbrands, Inc., 6.5081%, due 12/15/14@,&                                                          3,762,920
Retail - Arts and Crafts - 0.2%
         1,450,000    Michael's Stores, Inc., 11.3750%, due 11/1/16                                                        1,022,250
Retail - Computer Equipment - 0.5%
         2,304,000    GameStop Corp., 8.0000%, due 10/1/12                                                                 2,373,120
Retail - Gardening Products - 0.2%
         1,249,000    Harry & David Holdings, Inc., 9.0000%, due 3/1/13                                                      974,220
Retail - Miscellaneous/Diversified - 0.5%
           976,000    Eye Care Centers of America, Inc., 10.7500%, due 2/15/15                                               995,520
         1,689,000    Harry & David Holdings, Inc., 7.6819%, due 3/1/12@,&                                                 1,300,530
                                                                                                                           2,296,050
Retail - Propane Distribution - 1.4%
         3,623,000    Amerigas Partners L.P., 7.2500%, due 5/20/15                                                         3,351,275
         2,065,000    Ferrellgas Partners L.P., 8.7500%, due 6/15/12                                                       1,920,450
         1,876,000    Ferrellgas Partners L.P., 6.7500%, due 5/1/14                                                        1,585,220
                                                                                                                           6,856,945
Retail - Restaurants - 1.1%
         1,937,000    Denny's Holdings, Inc., 10.0000%, due 10/1/12                                                        1,869,205
         3,622,000    Landry's Restaurants, Inc., 9.5000%, due 12/15/14                                                    3,504,285
                                                                                                                           5,373,490
Retail - Vitamins/Nutritional Supplement - 0.4%
         2,482,000    General Nutrition Center, 7.1994%, due 3/15/14&                                                      2,109,700
Satellite Telecommunications - 0.2%
         1,168,000    Intelsat Jackson Holdings, 11.2500%, due 6/15/16                                                     1,211,800
Seismic Data Collection - 0.3%
         1,263,000    Compagnie Generale de Geophysique-Veritas, 7.7500%, due 5/15/17                                      1,253,528
Special Purpose Entity - 8.9%
        30,920,000    Dow Jones Credit Default High-Yield Index, 8.8750%, due 6/29/13 (144A)                              28,600,999
         1,325,000    Hawker Beechcraft Acquisition Co., 8.5000%, due 4/1/15                                               1,325,000
         3,141,000    Kar Holdings, Inc., 8.7500%, due 5/1/14                                                              2,709,113
         1,384,000    Kar Holdings, Inc., 10.0000%, due 5/1/15                                                             1,148,720
         2,634,000    NSG Holdings LLC, 7.7500%, due 12/15/25 (144A)                                                       2,581,320
         7,792,000    Petroplus Finance, Ltd., 7.0000%, due 5/1/17 (144A)                                                  6,740,080
                                                                                                                          43,105,232
Steel - Producers - 0.7%
           941,000    Steel Dynamics, Inc., 7.3750%, due 11/1/12                                                             931,590
         2,702,000    Steel Dynamics, Inc., 7.7500%, due 4/15/16 (144A)                                                    2,661,470
                                                                                                                           3,593,060
Telecommunication Services - 1.5%
         3,952,000    Fairpoint Communications, 13.1250%, due 4/1/18 (144A)                                                3,932,240
           675,000    Qwest Corp., 5.6250%, due 11/15/08                                                                     671,625
         2,632,000    Time Warner Telecom Holdings, 9.2500%, due 2/15/14                                                   2,671,480
                                                                                                                           7,275,345
Telephone - Integrated - 3.8%
         2,628,000    Cincinnati Bell, Inc., 8.3750%, due 1/15/14                                                          2,503,170
           806,000    Citizens Communications, 6.6250%, due 3/15/15                                                          733,460
         4,825,000    Level 3 Financing, Inc., 8.7500%, due 2/15/17                                                        4,179,656
         2,450,000    Qwest Communications International, 7.2500%, due 2/15/11                                             2,345,875
         8,230,000    Sprint Nextel Corp., 6.0000%, due 12/1/16                                                            6,933,774
         1,813,000    Virgin Media Finance PLC, 9.1250%, due 8/15/16                                                       1,677,025
                                                                                                                          18,372,960
Transportation - Marine - 0.8%
         3,823,000    Ship Finance International, Ltd., 8.5000%, due 12/15/13                                              3,870,788
Transportation - Railroad - 1.0%
         1,147,000    Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V., 9.3750%, due 5/1/12                         1,184,278
         2,713,000    Kansas City Southern de Mexico, 7.6250%, due 12/1/13                                                 2,658,740
         1,100,000    Kansas City Southern de Mexico, 7.3750%, due 6/1/14                                                  1,058,750
                                                                                                                           4,901,768
Transportation - Truck - 0.1%
         1,650,000    Saint Acquisition Corp., 12.5000%, due 5/15/17 (144A)                                                  643,500
Wire and Cable Products - 0.5%
         2,633,000    General Cable Corp., 7.1250%, due 4/1/17                                                             2,488,185
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $471,959,221)                                                                                447,015,289
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
Metal - Diversified - 0.2%
             4,980    Freeport-McMoRan Copper & Gold, Inc., convertible, 6.7500% (cost $713,738)                             698,345
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Casino Services - 0%
           166,722    Progressive Gaming Corp. - expires 10/22/08(oo),ss. (cost $167)                                              0
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 6.5%
        14,098,322    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                              14,098,322
        17,323,373    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                 17,323,373
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $31,421,695)                                                                                    31,421,695
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 0.2%
           366,456    Repurchase Agreements+                                                                                 366,456
           563,664    Time Deposits+                                                                                         563,664
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $930,120)                                                                                       930,120
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $506,674,404) - 100%                                                               $       481,517,979
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                        Value                  Securities
--------------------------------------------------------------------------------
Bermuda                                   $ 13,401,495                      2.8%
Canada                                       5,215,763                      1.1%
France                                       1,253,528                      0.3%
Germany                                        667,063                      0.1%
Mexico                                       4,901,767                      1.0%
Switzerland                                  2,163,147                      0.5%
United Kingdom                               1,677,025                      0.3%
United States++                            452,238,191                     93.9%
--------------------------------------------------------------------------------
Total                                     $481,517,979                    100.0%

++Includes Short-Term Securities and Other Securities (87.2% excluding Short-Term Securities and Other Securities)


Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

REIT              Real Estate Investment Trust

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
@     Rate is subject to change. Rate shown reflects current rate.
&     Security is Illiquid.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of July 31, 2008)

                                                                 Value as a % of
                                                   Value   Investment Securities
--------------------------------------------------------------------------------
Janus High-Yield Fund
Progressive Gaming Corp. - expires 10/22/08       $    0                    0.0%
--------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                                   Value as a %
                                                                  Acquisition      Acquisition                     of Investment
                                                                      Date             Cost            Value        Securities
---------------------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund
Cardtronics, Inc., 9.2500%, due 8/15/13 (144A)                  7/17/07-12/18/07     $ 2,767,453      $ 2,187,380      0.5%
Innophos Holdings, Inc., 9.5000%, due 4/15/12 (144A)                4/11/07            1,409,000        1,394,910      0.3%
Medimedia USA, Inc., 11.3750%, due 11/15/14 (144A)              11/1/06-12/18/07       1,386,718        1,358,000      0.3%
Progressive Gaming Corp. - expires 10/22/08 (oo)                    9/26/03                  167                -      0.0%
RH Donnelley, Inc. 11.7500%, due 5/15/15 (144A)                     6/25/08            2,368,503        1,952,860      0.4%
Seminole Hard Rock Entertainment, 5.2763%, due 3/15/14 (144A)    5/9/07-6/1/07         2,589,653        2,043,630      0.4%
Steinway Musical Instruments, Inc., 7.0000%, due 3/1/14 (144A)   9/13/06-6/6/07        5,286,956        4,766,770      1.0%
---------------------------------------------------------------------------------------------------------------------------------
                                                                                     $15,808,450      $13,703,550      2.9%
---------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 are noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus High-Yield Fund                                            $     1,158,000

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2008.

Janus Mid Cap Value Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 84.2%
Advertising Agencies - 0.4%
           850,000    Omnicom Group, Inc.#                                                                       $        36,286,500
Aerospace and Defense - 0.9%
         1,400,000    Rockwell Collins, Inc.                                                                              69,566,000
Agricultural Chemicals - 0.2%
           150,000    Mosaic Co.                                                                                          19,081,500
Airlines - 0.3%
         1,400,000    Southwest Airlines Co.                                                                              21,826,000
Applications Software - 0.6%
         1,750,000    Intuit, Inc.*                                                                                       47,827,500
Automotive - Truck Parts and Equipment - Original - 0.1%
           190,000    Magna International, Inc. - Class A (U.S. Shares) #                                                 11,229,000
Beverages - Non-Alcoholic - 0.7%
           850,000    PepsiCo, Inc.                                                                                       56,576,000
Building - Residential and Commercial - 0.8%
         2,550,000    Centex Corp. #                                                                                      37,434,000
         2,500,000    Pulte Homes, Inc.                                                                                   30,525,000
                                                                                                                          67,959,000
Cable Television - 0.2%
           700,000    Comcast Corp. - Class A                                                                             14,434,000
Chemicals - Diversified - 0.4%
           500,000    PPG Industries, Inc. #                                                                              30,320,000
Chemicals - Specialty - 1.3%
         2,150,000    Lubrizol Corp.                                                                                     107,070,000
Coal - 0.4%
           600,000    Arch Coal, Inc.                                                                                     33,786,000
Commercial Banks - 2.6%
         2,800,000    BB&T Corp. #                                                                                        78,456,000
           800,000    City National Corp. #                                                                               39,304,000
         4,332,020    Colonial BancGroup, Inc. #                                                                          28,851,253
           849,937    First Midwest Bancorp, Inc. #                                                                       17,449,207
         5,400,000    Synovus Financial Corp. #                                                                           51,354,000
                                                                                                                         215,414,460
Computers - Integrated Systems - 1.7%
         1,400,000    Diebold, Inc.                                                                                       51,772,000
         3,300,000    NCR Corp.*                                                                                          88,638,000
                                                                                                                         140,410,000
Consumer Products - Miscellaneous - 0.6%
           835,000    Kimberly-Clark Corp.                                                                                48,288,050
Containers - Metal and Glass - 0.6%
         1,150,000    Ball Corp.                                                                                          51,267,000
Containers - Paper and Plastic - 0.9%
         2,999,979    Pactiv Corp.*                                                                                       72,329,494
Cosmetics and Toiletries - 0.5%
           615,000    Procter & Gamble Co.                                                                                40,270,200
Data Processing and Management - 0.7%
         1,400,200    Fair Issac Corp. #                                                                                  31,168,452
           530,000    Fiserv, Inc.*                                                                                       25,344,600
                                                                                                                          56,513,052
Distribution/Wholesale - 1.2%
         1,600,000    Tech Data Corp.* ,  #                                                                               55,792,000
           450,100    W.W. Grainger, Inc. #                                                                               40,288,451
                                                                                                                          96,080,451
Diversified Operations - 1.8%
           750,000    Dover Corp.                                                                                         37,222,500
           800,000    Illinois Tool Works, Inc.                                                                           37,480,000
         1,604,967    Tyco International, Ltd.                                                                            71,517,330
                                                                                                                         146,219,830
E-Commerce/Services - 0.5%
         2,500,000    IAC/InterActiveCorp*                                                                                43,650,000
Electric - Integrated - 2.9%
         2,500,000    DPL, Inc. #                                                                                         63,450,000
           600,000    PG&E Corp. #                                                                                        23,118,000
         1,560,000    PPL Corp.                                                                                           73,257,600
         1,870,000    Public Service Enterprise Group, Inc.                                                               78,165,999
                                                                                                                         237,991,599
Electronic Components - Miscellaneous - 0.6%
         5,600,000    Vishay Intertechnology, Inc.*                                                                       50,232,000
Electronic Components - Semiconductors - 0.7%
           800,000    QLogic Corp.*                                                                                       15,072,000
         1,600,000    Texas Instruments, Inc.                                                                             39,008,000
                                                                                                                          54,080,000
Electronic Connectors - 1.3%
         2,650,000    Thomas & Betts Corp.*  ,  #                                                                        109,657,000
Electronic Measuring Instruments - 0.5%
         1,221,200    Agilent Technologies, Inc.*                                                                         44,036,472
Electronic Parts Distributors - 0.3%
         1,000,000    Avnet, Inc.*                                                                                        27,260,000
Engineering - Research and Development Services - 1.3%
         2,550,000    URS Corp.*                                                                                         106,896,000
Finance - Investment Bankers/Brokers - 0.5%
         1,450,000    Raymond James Financial, Inc. #                                                                     41,905,000
Food - Miscellaneous/Diversified - 1.3%
           750,000    Kellogg Co.                                                                                         39,795,000
         1,330,000    Kraft Foods, Inc. - Class A#                                                                        42,320,600
           900,000    Unilever Plc. (ADR)                                                                                 24,651,000
                                                                                                                         106,766,600
Food - Retail - 0.3%
           850,000    Kroger Co.                                                                                          24,038,000
Forestry - 0.6%
           850,000    Weyerhaeuser Co. #                                                                                  45,441,000
Gas - Distribution - 0.4%
         1,400,000    Southern Union Co.                                                                                  36,568,000
Gold Mining - 0.3%
           750,000    Goldcorp, Inc. (U.S. Shares) #                                                                      28,012,500
Hotels and Motels - 0.6%
         1,400,000    Starwood Hotels & Resorts Worldwide, Inc. #                                                         48,006,000
Human Resources - 1.0%
           700,000    Manpower, Inc.                                                                                      33,600,000
         1,950,000    Robert Half International, Inc.                                                                     49,315,500
                                                                                                                          82,915,500
Instruments - Scientific - 2.0%
         1,700,000    Applera Corp. - Applied Biosystems Group                                                            62,781,000
         1,100,000    PerkinElmer, Inc.                                                                                   32,010,000
         1,050,000    Thermo Fisher Scientific, Inc.*                                                                     63,546,000
            81,500    Varian, Inc.*                                                                                        4,026,100
                                                                                                                         162,363,100
Internet Infrastructure Equipment - 0.4%
         1,503,838    Avocent Corp.* , &                                                                                  35,761,268
Internet Telephony - 0.3%
           900,000    J2 Global Communications, Inc.*                                                                     21,573,000
Investment Management and Advisory Services - 3.8%
         2,450,000    AllianceBernstein Holding L.P. #                                                                   127,277,499
           500,000    Franklin Resources, Inc.                                                                            50,305,000
         4,329,988    Invesco, Ltd. (U.S. Shares)                                                                        100,845,421
           700,000    Legg Mason, Inc.                                                                                    28,245,000
                                                                                                                         306,672,920
Life and Health Insurance - 1.9%
           500,000    AFLAC, Inc.                                                                                         27,805,000
           500,000    Lincoln National Corp.                                                                              23,850,000
         2,769,980    Protective Life Corp.                                                                               99,608,481
                                                                                                                         151,263,481
Machinery - Farm - 0.3%
           300,000    Deere & Co.                                                                                         21,048,000
Medical - Drugs - 1.4%
         1,200,000    Endo Pharmaceuticals Holdings, Inc.*  ,  #                                                          27,780,000
         1,450,000    Forest Laboratories, Inc.*                                                                          51,489,500
           875,000    Wyeth                                                                                               35,455,000
                                                                                                                         114,724,500
Medical - Generic Drugs - 0.6%
           700,000    Barr Pharmaceuticals, Inc.*                                                                         46,186,000
Medical - HMO - 0.9%
           800,000    Coventry Health Care, Inc.*                                                                         28,296,000
         1,613,600    Health Net, Inc.*                                                                                   45,116,256
                                                                                                                          73,412,256
Medical - Wholesale Drug Distributors - 1.2%
         1,750,000    Cardinal Health, Inc.                                                                               94,027,500
Medical Instruments - 0.4%
           650,000    St. Jude Medical, Inc.*                                                                             30,277,000
Medical Labs and Testing Services - 1.0%
         1,200,000    Laboratory Corporation of America Holdings*                                                         81,096,000
Medical Products - 1.2%
         1,050,000    Covidien, Ltd.                                                                                      51,702,000
           714,359    Zimmer Holdings, Inc.*                                                                              49,226,479
                                                                                                                         100,928,479
Metal - Aluminum - 0.7%
         1,700,000    Alcoa, Inc.                                                                                         57,375,000
Metal - Diversified - 0.3%
           250,000    Freeport-McMoRan Copper & Gold, Inc. - Class B                                                      24,187,500
Metal Processors and Fabricators - 0.1%
           108,660    Kaydon Corp.                                                                                         5,152,657
Motorcycle and Motor Scooter Manufacturing - 0.6%
         1,250,000    Harley-Davidson, Inc. #                                                                             47,300,000
Multi-Line Insurance - 1.7%
           800,000    Allstate Corp.                                                                                      36,976,000
         1,000,000    Loews Corp.                                                                                         44,560,000
         5,100,000    Old Republic International Corp.                                                                    53,550,000
                                                                                                                         135,086,000
Multimedia - 1.2%
         1,400,000    McGraw-Hill Companies, Inc.                                                                         56,938,000
         1,600,000    Viacom, Inc. - Class B*                                                                             44,688,000
                                                                                                                         101,626,000
Networking Products - 0.8%
         1,400,000    Foundry Networks, Inc.*  ,  #                                                                       24,416,000
         1,700,015    Polycom, Inc.*                                                                                      40,120,354
                                                                                                                          64,536,354
Non-Hazardous Waste Disposal - 1.0%
         1,250,000    Republic Services, Inc.                                                                             40,625,000
         1,170,000    Waste Management, Inc.                                                                              41,581,800
                                                                                                                          82,206,800
Office Automation and Equipment - 0.9%
         1,200,000    Pitney Bowes, Inc.                                                                                  38,028,000
         2,450,000    Xerox Corp.                                                                                         33,418,000
                                                                                                                          71,446,000
Office Supplies and Forms - 0.7%
         1,250,000    Avery Dennison, Corp. #                                                                             55,012,500
Oil - Field Services - 0.8%
           475,700    Transocean, Inc. (U.S. Shares)*                                                                     64,709,471
Oil and Gas Drilling - 0.5%
           750,000    Noble Corp.                                                                                         38,902,500
Oil Companies - Exploration and Production - 5.1%
         1,250,000    Anadarko Petroleum Corp.                                                                            72,387,500
         1,000,000    Bill Barrett Corp.* ,  #                                                                            41,140,000
           350,000    Devon Energy Corp.                                                                                  33,211,500
         1,050,000    Equitable Resources, Inc.                                                                           54,862,500
         1,300,028    Forest Oil Corp.*                                                                                   74,140,596
           400,000    Newfield Exploration Co.*                                                                           19,592,000
           650,000    Noble Energy, Inc.                                                                                  48,015,500
           700,000    Sandridge Energy, Inc.*                                                                             34,223,000
         1,000,000    Southwestern Energy Co.*                                                                            36,310,000
                                                                                                                         413,882,596
Oil Companies - Integrated - 1.0%
           150,000    Hess Corp.                                                                                          15,210,000
         1,350,000    Marathon Oil Corp.                                                                                  66,784,500
                                                                                                                          81,994,500
Oil Field Machinery and Equipment - 0.4%
           400,000    National-Oilwell Varco, Inc.*                                                                       31,452,000
Oil Refining and Marketing - 1.5%
         4,600,000    Frontier Oil Corp.                                                                                  83,950,000
         1,200,000    Valero Energy Corp.                                                                                 40,092,000
                                                                                                                         124,042,000
Paper and Related Products - 1.9%
           900,000    Potlatch Corp. #                                                                                    41,913,000
         1,030,000    Rayonier, Inc. #                                                                                    48,121,600
         4,000,000    Temple-Inland, Inc. #                                                                               65,000,000
                                                                                                                         155,034,600
Pharmacy Services - 0.4%
           999,880    Omnicare, Inc.                                                                                      29,436,467
Pipelines - 2.0%
         1,400,000    Kinder Morgan Energy Partners L.P. #                                                                80,136,000
         1,850,000    Plains All American Pipeline L.P.                                                                   85,229,500
                                                                                                                         165,365,500
Property and Casualty Insurance - 1.1%
         1,000,000    Mercury General Corp.                                                                               50,510,000
         1,740,000    Progressive Corp.                                                                                   35,235,000
                                                                                                                          85,745,000
Reinsurance - 1.1%
            22,500    Berkshire Hathaway, Inc. - Class B*                                                                 86,152,500
REIT - Apartments - 0.8%
           300,000    Avalonbay Communities, Inc. #                                                                       29,913,000
           850,000    Equity Residential                                                                                  36,694,500
                                                                                                                          66,607,500
REIT - Diversified - 0.2%
           400,000    Liberty Property Trust                                                                              14,560,000
REIT - Mortgage - 0.3%
         1,100,000    Redwood Trust, Inc. #                                                                               24,013,000
REIT - Office Property - 1.1%
           436,681    Alexandria Real Estate Equities, Inc. #                                                             45,091,680
           500,000    SL Green Realty Corp. #                                                                             41,670,000
                                                                                                                          86,761,680
REIT - Regional Malls - 0.3%
           500,000    Macerich Co.                                                                                        27,665,000
REIT - Warehouse/Industry - 0.7%
           650,000    AMB Property Corp. #                                                                                31,824,000
           580,000    ProLogis#                                                                                           28,350,400
                                                                                                                          60,174,400
Retail - Apparel and Shoe - 0.9%
         4,300,000    American Eagle Outfitters, Inc.                                                                     60,200,000
           800,000    Liz Claiborne, Inc.                                                                                 10,456,000
            59,947    Men's Wearhouse, Inc.                                                                                1,193,545
                                                                                                                          71,849,545
Retail - Auto Parts - 1.1%
         1,100,000    Advance Auto Parts, Inc.                                                                            45,199,000
         1,800,000    O'Reilly Automotive, Inc.*  ,  #                                                                    45,972,000
                                                                                                                          91,171,000
Retail - Drug Store - 0.9%
         1,030,000    CVS/Caremark Corp.                                                                                  37,595,000
         1,000,000    Walgreen Co.                                                                                        34,340,000
                                                                                                                          71,935,000
Retail - Major Department Stores - 0.8%
         2,050,000    J.C. Penney Company, Inc.                                                                           63,201,500
Retail - Office Supplies - 0.4%
         1,400,000    Staples, Inc.                                                                                       31,500,000
Retail - Regional Department Stores - 0.4%
         1,700,000    Macy's, Inc. #                                                                                      31,977,000
Retail - Restaurants - 0.4%
           900,000    Darden Restaurants, Inc.                                                                            29,313,000
Savings/Loan/Thrifts - 1.1%
         5,100,000    People's United Financial, Inc.                                                                     86,598,000
Schools - 0.5%
           650,000    Apollo Group, Inc. - Class A* , #                                                                   40,488,500
Semiconductor Components/Integrated Circuits - 0.5%
         1,400,000    Analog Devices, Inc.                                                                                42,714,000
Semiconductor Equipment - 0.4%
           900,000    Applied Materials, Inc.                                                                             15,588,000
           550,000    Lam Research Corp.*                                                                                 18,089,500
                                                                                                                          33,677,500
Super-Regional Banks - 0.9%
         1,800,000    SunTrust Banks, Inc. #                                                                              73,908,000
Telecommunication Equipment - 0.5%
           800,000    Harris Corp.                                                                                        38,520,000
Telecommunication Services - 0.5%
           950,000    Embarq Corp.                                                                                        43,481,500
Telephone - Integrated - 0.8%
         1,800,000    CenturyTel, Inc.                                                                                    66,942,000
Tools - Hand Held - 0.3%
           500,000    Stanley Works                                                                                       22,240,000
Transportation - Railroad - 0.9%
           600,000    Kansas City Southern*                                                                               33,000,000
           530,000    Norfolk Southern Corp.                                                                              38,117,600
                                                                                                                          71,117,600
Transportation - Truck - 0.2%
           350,000    J.B. Hunt Transport Services, Inc. #                                                                12,943,000
X-Ray Equipment - 0.1%
           600,000    Hologic, Inc.*                                                                                      11,082,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,817,674,774)                                                                               6,844,629,882
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.8%
             8,841    iShares Russell Mid-Cap Value Index**
                         expires August 2008
                         exercise price $45.87                                                                             3,368,421
            20,238    iShares Russell Mid-Cap Value Index
                         expires September 2008
                         exercise price $39.98                                                                             1,942,848
            19,734    iShares Russell Mid-Cap Value Index**
                         expires October 2008
                         exercise price $40.96                                                                             3,137,706
            18,126    iShares Russell Mid-Cap Value Index**
                         expires October 2008
                         exercise price $45.10                                                                             6,724,746
            17,682    iShares Russell Mid-Cap Value Index**
                         expires November 2008
                         exercise price $45.87                                                                             7,868,490
            17,940    iShares Russell Mid-Cap Value Index**
                         expires November 2008
                         exercise price $45.84                                                                             7,947,420
           516,400    Midcap SPDR Trust Series 1**
                         expires September 2008
                         exercise price $154.44                                                                            5,442,856
             1,622    Russell Mid-Cap Value Index
                         expires September 2008
                         exercise price $957.00                                                                            4,678,172
               805    Russell Mid-Cap Value Index
                         expires September 2008
                         exercise price $1010.00                                                                           4,391,275
               810    Russell Mid-Cap Value Index**
                         expires October 2008
                         exercise price $938.00                                                                            2,108,535
               764    Russell Mid-Cap Value Index**
                         expires November 2008
                         exercise price $902.00                                                                            2,176,705
               786    Russell Mid-Cap Value Index**
                         expires November 2008
                         exercise price $1,018.33                                                                          6,210,697
             1,512    S&P Mid-Cap 400 Index**
                         expires October 2008
                         exercise price $783.80                                                                            3,903,833
             1,020    S&P Mid-Cap 400 Index**
                         expires November 2008
                         exercise price $773.17                                                                            3,001,789
             1,022    S&P Mid-Cap 400 Index
                         expires December 2008
                         exercise price $790.50                                                                            4,420,252
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $63,490,157)                                                                         67,323,745
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 6.0%
$91,469,000     Deutsche Bank Securities, Inc., 2.10%
                  dated 7/31/08, maturing 8/1/08
                  to be repurchased at $91,474,336
                  collateralized by $88,275,189
                  in U.S. Government Agencies
                  4.15% - 7.25%, 1/15/10 - 1/13/12
                  with a value of $93,298,520
                  (cost $91,469,000)                                                                                      91,469,000

400,000,000     ING Financial Markets, LLC, 2.10%
                  dated 7/31/08, maturing 8/1/08
                  to be repurchased at $400,023,333
                  collateralized by $394,163,000
                  in U.S. Government Agencies
                  0.0% - 4.875%, 2/15/09 - 4/15/28
                  with a value of $408,000,142
                  (cost $400,000,000)                                                                                    400,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $491,469,000)                                                                          491,469,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.0%
        64,803,285    Allianz Dresdner Daily Asset Fund+                                                                  64,803,285
       263,665,687    Repurchase Agreements+                                                                             263,665,687
       405,556,566    Time Deposits+                                                                                     405,556,566
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $734,025,538)                                                                               734,025,538
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,106,659,469) - 100%                                                             $     8,137,448,165
------------------------------------------------------------------------------------------------------------------------------------


               Summary of Investments by Country- (Long Positions)
                            July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                 Value         Securities
--------------------------------------------------------------------------------
Bermuda                                    $      224,064,750               2.8%
Canada                                             39,241,500               0.5%
Cayman Islands                                    103,611,971               1.3%
United Kingdom                                     24,651,000               0.3%
United States++                                 7,745,878,944              95.1%
--------------------------------------------------------------------------------
Total                                      $    8,137,448,165             100.0%

++Includes Short-Term Securities and Other Securities (80.1% excluding Short-Term Securities and Other Securities)


                                                        Value
------------------------------------------------------------------
Schedule of Written Options - Puts
       iShares Russell Mid-Cap Value Index
          expires October 2008
          9,867 contracts
          exercise price $36.78                     $   (562,419)
       iShares Russell Mid-Cap Value Index
          expires October 2008
          18,126 contracts
          exercise price $40.49                       (2,592,018)
       iShares Russell Mid-Cap Value Index
          expires November 2008
          17,940 contracts
          exercise price $41.16                       (3,408,600)
       iShares Russell Mid-Cap Value Index
          expires November 2008
          17,682 contracts
          exercise price $41.19                       (3,377,262)
       Midcap SPDR Trust Series 1
          expires September 2008
          516,400 contracts
          exercise price $138.68                      (1,368,460)
       Russell Mid-Cap Value Index
          expires October 2008
          405 contracts
          exercise price $843.00                        (278,126)
       Russell Mid-Cap Value Index
          expires November 2008
          382 contracts
          exercise price $810.00                        (394,457)
       Russell Mid-Cap Value Index
          expires November 2008
          786 contracts
          exercise price $914.42                      (2,457,712)
       S&P Mid-Cap 400 Index
          expires October 2008
          756 contracts
          exercise price $703.82                        (590,572)
       S&P Mid-Cap 400 Index
          expires November 2008
          511 contracts
          exercise price $694.28                        (576,168)
       S&P Mid-Cap 400 Index
          expires December 2008
          511 contracts
          exercise price $709.75                        (897,214)
------------------------------------------------------------------
Total Written Options - Puts
       (Premiums received $13,320,636)              $(16,503,008)
------------------------------------------------------------------


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

REIT              Real Estate Investment Trust

SPDR              Standard & Poor's Depository Receipt

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

& The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

                                         Purchases                        Sales                  Realized     Dividend     Value
                                 Shares            Cost           Shares            Cost        Gain/(Loss)    Income    at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund

Avocent Corp.*                   1,360,000      $25,537,394          300,000       $7,519,772  $(1,843,710)   $     -   $35,761,268
------------------------------------------------------------------------------------------------------------------------------------


Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                             $41,999,554

Janus Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit - 26.6%
$       10,000,000    Allied Irish Banks, 2.9844%, 2/4/09                                                        $        10,000,000
        10,000,000    Banco Bilboa Vizcaya, 2.7200%, 10/8/08                                                              10,000,000
        15,000,000    Banco Santander Totta S.A., 2.8000%, 0/7/08                                                         15,002,754
        25,000,000    Bank of Montreal, Chicago, 2.7200%, 10/2/08                                                         25,000,000
        25,000,000    Bank of Montreal, Chicago, 2.7200%, 10/3/08                                                         25,000,000
        25,000,000    BNP Paribas, 2.8950%, 9/2/08                                                                        25,004,928
        25,000,000    BNP Paribas, 2.7600%, 11/21/08                                                                      25,000,000
        20,000,000    Calyon, New York, 2.7300%, 10/14/08                                                                 20,002,035
        20,000,000    Credit Industriel et Commercial, 2.8000%, 8/21/08                                                   20,000,000
        15,000,000    Credit Industriel et Commercial, 2.9000%, 9/22/08                                                   15,000,000
        30,000,000    Credit Suisse Securities (USA) LLC, 2.9619%, 1/12/09                                                30,015,490
        15,000,000    Dexia Bank, New York, 2.7438%, 1/20/09                                                              14,996,811
        25,000,000    Fortis Bank, N.V., 2.7000%, 10/14/08                                                                25,000,000
        25,000,000    Fortis Bank, N.V., 2.8000%, 10/17/08                                                                25,000,000
        20,000,000    Lloyd's TSB Group PLC, 2.8500%, 10/24/08                                                            20,000,000
        20,000,000    Lloyd's TSB Group PLC, 2.7000%, 10/30/08                                                            20,000,000
        25,000,000    Mitsubishi Trust and Bank, 2.7900%, 8/4/08                                                          25,000,000
        20,000,000    Mizuho Corporate Bank, New York, 2.6600%, 10/1/08                                                   20,000,000
        15,000,000    Mizuho Corporate Bank, New York, 2.8000%, 10/14/08                                                  15,000,000
        25,000,000    Mizuho Corporate Bank, New York, 2.8000%, 10/20/08                                                  25,000,000
        20,000,000    Natexis Banques Populaires, New York, 3.1500%, 10/23/08                                             20,000,000
        20,000,000    Norinchukin Bank, Ltd., 2.4600%, 8/29/08                                                            20,000,000
        25,000,000    Shinkin Central Bank, New York, 2.8800%, 10/20/08                                                   25,000,000
        15,000,000    Skandinaviska Enskilda Bank, New York, 2.7913%, 8/21/08                                             15,001,834
        25,000,000    Sumitomo Trust and Bank, 2.5500%, 8/20/08                                                           25,000,000
        25,000,000    Sumitomo Trust and Bank, 2.8200%, 10/17/08                                                          25,000,000
         3,600,000    Svenska Handelsbanken AB, 5.0000%, 10/9/08                                                           3,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (cost $543,623,852)                                                                        543,623,852
------------------------------------------------------------------------------------------------------------------------------------
Commercial Paper - 29.0%
        59,000,000    Atlantic Asset Securitization LLC, 2.6191%, 8/12/08                                                 58,954,173
        35,000,000    Bryant Park Funding LLC, 2.5771%, 8/15/08 (Section 4(2))                                            34,965,952
        25,000,000    Bryant Park Funding LLC, 2.8559%, 10/27/08 (Section 4(2))                                           24,833,224
        30,000,000    Gotham Funding Corp., 2.7202%, 8/22/08 (Section 4(2))                                               29,953,188
        20,000,000    ICICI Bank, Ltd., 2.9077%, 9/30/08                                                                  19,906,473
        40,000,000    Louis Dreyfus Corp., 2.5771%, 8/26/08                                                               39,930,539
         9,000,000    Manhattan Asset Funding Company LLC, 2.8950%, 8/15/08 (Section 4(2))                                 8,990,462
        52,000,000    Manhattan Asset Funding Company LLC, 2.7872%, 8/22/08 (Section 4(2))                                51,918,045
        23,200,000    Medical Building Funding IV LLC, Series 2002, 2.6920%, 8/1/08                                       23,200,000
         9,000,000    Morrigan TRR Funding LLC, 2.9434%, 8/6/08 (144A)                                                     8,996,434
        50,000,000    Morrigan TRR Funding LLC, 2.8907%, 8/7/08 (144A)                                                    49,976,648
        23,000,000    Nieuw Amsterdam Receivables Corp., 2.6834%, 8/5/08 (Section 4(2))                                   22,993,345
        29,000,000    Nieuw Amsterdam Receivables Corp., 2.5771%, 8/8/08 (Section 4(2))                                   28,985,891
         6,000,000    Nieuw Amsterdam Receivables Corp., 2.7179%, 8/15/08 (Section 4(2))                                   5,993,828
         8,000,000    Scaldis Capital LLC, 2.7923%, 8/5/08 (Section 4(2))                                                  7,997,595
        50,000,000    Scaldis Capital LLC, 2.8349%, 8/7/08 (Section 4(2))                                                 49,977,120
         5,000,000    Thames Asset Global Securitization No. 1, Inc., 2.7607%, 8/14/08 (Section 4(2))                      4,995,170
        55,000,000    Thames Asset Global Securitization No. 1, Inc., 2.7381%, 9/25/08 (Section 4(2))                     54,777,211
        38,000,000    Three Pillars Funding LLC, 2.5762%, 8/6/08 (Section 4(2))                                           37,986,798
        10,000,000    Victory Receivables Corp., 2.8418%, 8/15/08 (Section 4(2))                                           9,989,287
        17,000,000    Victory Receivables Corp., 2.9509%, 9/19/08 (Section 4(2))                                          16,933,939
------------------------------------------------------------------------------------------------------------------------------------
Total Commercial Paper (cost $592,255,322)                                                                               592,255,322
------------------------------------------------------------------------------------------------------------------------------------
Floating Rate Notes - 17.2%
        10,000,000    Allied Irish Banks, 2.4581%, 8/18/08                                                                 9,998,681
         5,000,000    Allied Irish Banks, 2.8588%, 11/19/08                                                                5,000,000
         5,000,000    ANZ National International London, 2.4700%, 9/5/08                                                   5,000,022
         7,466,000    Banco Santander Totta S.A., 2.4800%, 9/15/08                                                         7,466,000
        31,000,000    Bank of America Securities LLC, 2.1100%, 8/1/08                                                     31,000,000
        25,000,000    Barclay's Bank, New York, 2.8794%, 10/23/08                                                         25,000,000
        20,000,000    BCP Finance Bank, Ltd., 2.5225%, 10/2/08                                                            20,000,000
        25,000,000    BES Finance, Ltd., 2.5225%, 10/1/08 (144A)                                                          25,000,000
         4,266,000    Dekabank, New York, 2.8063%, 2/19/09 (144A)                                                          4,266,000
         5,000,000    Dorada Finance Corp., 2.4781%, 8/20/08 (144A)ss.                                                     4,999,844
         6,399,000    HSH Nordbank A.G., New York, 2.4681%, 9/19/08 (144A)                                                 6,399,000
        19,195,000    HSH Nordbank A.G., New York, 2.5306%, 4/23/09 (144A)                                                19,195,000
         6,399,000    Natexis Banques Populaires, New York, 2.4775%, 9/12/08 (144A)                                        6,399,000
        15,000,000    Santander U.S. Debt S.A. Unipersonal, 2.8613%, 9/19/08 (144A)                                       15,005,698
         6,900,000    Skandinaviska Enskilda Bank, New York, 2.6575%, 8/21/08 (144A)                                       6,898,878
        25,000,000    Swedbank, New York, 2.6938%, 8/4/08                                                                 24,994,050
        21,328,000    Totta (Ireland) PLC, 2.4600%, 9/5/08 (144A)                                                         21,328,000
        30,000,000    Unicredito Italiano Bank (Ireland), 2.7819%, 8/8/08 (144A)                                          30,000,000
        17,916,000    Unicredito Italiano Bank (Ireland), 2.4913%, 9/8/08 (144A)                                          17,916,000
         5,000,000    Union Hamilton Special Purpose Funding LLC, 3.2763%, 9/15/08 (144A)                                  5,000,000
        15,000,000    Union Hamilton Special Purpose Funding LLC, 3.3013%, 9/22/08 (144A)                                 15,000,000
        15,000,000    Union Hamilton Special Purpose Funding LLC, 3.3006%, 9/29/08 (144A)                                 15,000,000
        29,859,000    Westdeutsche Landesbank A.G., 2.5288%, 10/9/08 (144A)                                               29,859,000
------------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Notes (cost $350,725,173)                                                                            350,725,173

------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 23.7%
        51,000,000    Citigroup Global Markets, Inc., 2.3875%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $51,003,382
                      collaterized by $55,146,741
                      in Medium Term Notes
                      0.0010%, 11/29/37-4/17/38
                      $6,561,790 in Trust Receipts
                      0.0010%, 6/30/36-6/6/38
                      with respective values of $51,671,572 and $5,716,847                                                51,000,000
        19,000,000    Deutsche Bank Securities, Inc., 2.3000%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $19,001,214
                      collaterized by $67,972,759
                      in U.S. Government Agencies
                      0%, 11/25/28-3/25/43
                      $3,044,416 in Corporate Bonds
                      6.6250%, 6/15/36
                      with respective values of $16,646,104 and $2,814,305                                                19,000,000
        41,000,000    Deutsche Bank Securities, Inc., 2.3375%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $41,002,662
                      collateralized by $146,678,059
                      in U.S. Government Agencies
                      0%, 11/25/28-3/25/43
                      $6,569,530 in Corporate Bonds
                      6.6250%, 6/15/36
                      with respective values of $35,920,540 and 6,072,974                                                 41,000,000
        60,000,000    Dresdner Kleinwort Securities LLC, 2.2875%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $60,003,813
                      collateralized by $223,549,817
                      in Collateralized Mortgage Obligations,
                      0%-5.9360%, 3/25/34-10/25/46
                      with a value of $63,000,105                                                                         60,000,000
        60,000,000    HSBC Securities (USA) Inc., 2.1900%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $60,003,650
                      collateralized by $99,155,361
                      in U.S. Government Agencies,
                      0%-6.5000%, 12/15/18-8/25/37
                      with a value of $61,200,605                                                                         60,000,000
        50,000,000    ING Financial Markets LLC, 2.2000%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $50,003,056
                      collateralized by $145,745,330
                      in U.S. Government Securities,
                      0%-14.1176%, 12/25/08-11/1/37
                      with a value of $51,002,524                                                                         50,000,000
        48,000,000    J.P. Morgan Securities, Inc., 2.3375%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $48,003,117
                      collateralized by $290,615,806
                      in Asset Backed Securities
                      0%-18.0000%, 4/15/09-6/25/46
                      $5,246,589 in Collateralized Mortgage Obligations
                      2.6660%, 9/25/45
                      with respective values of $45,600,227
                      and $4,799,999                                                                                      48,000,000
         3,300,000    Lehman Brothers, Inc., 2.1800%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $3,300,200
                      collateralized by $20,334,200
                      in U.S. Government Securities
                      0%, 6/1/22-4/25/38
                      with a value of $3,366,002                                                                           3,300,000
        40,000,000    RBC Capital Markets Corp., 2.1900%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $40,002,433
                      collateralized by $58,059,058
                      in U.S Government Agencies
                      3.5000%-12.0000%, 12/15/09-2/1/48
                      with a value of $40,800,000                                                                         40,000,000
        60,000,000    RBC Capital Markets Corp., 2.2875%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $60,003,813
                      collateralized by $141,021,863
                      in Collateralized Mortgage Obligations
                      0%-7.0000%, 12/25/35-6/25/37
                      with a value of $61,200,000                                                                         60,000,000
        51,000,000    Wachovia Capital Markets LLC, 2.2900%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $51,003,244
                      collateralized by $56,227,980
                      in Corporate Bonds
                      0%-11.5000%, 8/5/08-7/1/47
                      with a value of $53,401,732                                                                         51,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (cost $483,300,000)                                                                          483,300,000
------------------------------------------------------------------------------------------------------------------------------------
Taxable Variable Rate Demand Notes - 2.8%
           790,000    Breckenridge Terrace LLC, 2.5138%, 5/1/39                                                              790,000
         3,195,000    Breckenridge Terrace LLC, 2.5138%, 5/1/39                                                            3,195,000
        10,000,000    Charter Township of Commerce, Michigan, Downtown Development Authority, 2.5700%, 10/1/34            10,000,000
         3,420,000    Colorado Natural Gas, Inc., Series 2002, 2.5000%, 7/1/32                                             3,420,000
         1,795,000    Cornerstone Funding Corp. I, Series 2003C, 2.5000%, 11/1/24                                          1,795,000
           930,000    FJM Properties-Wilmar, 2.5000%, 10/1/24                                                                930,000
         3,180,000    HHH Supply and Investment Co., 2.6000%, 7/1/29                                                       3,180,000
         2,940,000    Hillcrest Medical Plaza, 2.7100%, 9/1/23                                                             2,940,000
             1,000    Holston Medical Group, 2.7100%, 1/1/13                                                                   1,000
           755,000    Lenexa, Kansas Industrial Revenue (Labone Project), 2.5400%, 9/1/09                                    755,000
           830,000    Montgomery-Engelside, Alabama Medical Clinic Board Revenue, (Surgical Center),
                      2.4600%, 3/1/24                                                                                        830,000
         2,300,000    Racetrac Capital LLC, Series 1998-A, 2.7100%, 4/1/18                                                 2,300,000
         5,400,000    Rehau, Inc., 3.1300%, 10/1/19                                                                        5,400,000
         2,300,000    Shoosmith Brothers, Inc., 2.7100%, 3/1/15                                                            2,300,000
         4,060,000    Timber Ridge County Affordable Housing Corp., Series 2003, 2.5600%, 12/1/32                          4,060,000
        13,000,000    Utah Telecommunication, 2.8000%, 6/1/40                                                             13,000,000
         2,600,000    Village Green Finance Co., 2.7100%, 11/1/22                                                          2,600,000
------------------------------------------------------------------------------------------------------------------------------------
Total Taxable Variable Rate Demand Notes (cost $57,496,000)                                                               57,496,000

------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Variable Notes - 0.7%
        15,000,000    Freddie Mac, 3.1250%, 6/23/09 (cost $15,000,000)                                                    15,000,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $2,042,400,347) - 100%                                                             $     2,042,400,347
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

PLC               Public Limited Company

Section 4(2) Securities subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the Securities Act of 1933, as amended.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                Value as a %
                                           Acquisition      Acquisition                         of Investment
                                              Date              Cost               Value         Securities
-------------------------------------------------------------------------------------------------------------
Janus Money Market Fund

Dorada Finance Corp. 2.4781%, 8/20/08     8/13/2007        $  4,997,000          $ 4,999,844             0.2%
-------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Janus Orion Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                       Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.7%
Advertising Sales - 1.7%
         2,255,240    Lamar Advertising Co. - Class A*,#                                                         $       85,654,015
Aerospace and Defense - 2.0%
         3,270,125    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                               99,935,020
Agricultural Chemicals - 2.7%
           670,780    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                            137,020,231
Auction House - Art Dealer - 3.8%
         6,946,270    Sotheby's Holdings, Inc. - Class A**,#                                                            192,689,530
Automotive - Cars and Light Trucks - 0.9%
         1,026,200    BMW A.G.**                                                                                         46,095,180
Building - Heavy Construction - 0.7%
        16,685,660    YTL Corporation Berhad                                                                             33,767,864
Building - Residential and Commercial - 1.0%
         6,237,890    Rossi Residencial S.A.                                                                             49,997,139
Building Products - Wood - 1.6%
         4,944,115    Masco Corp. #                                                                                      81,528,456
Cable Television - 1.3%
            84,013    Jupiter Telecommunications Company, Ltd.**                                                         66,007,550
Casino Hotels - 0.7%
         5,845,050    Melco PBL Entertainment (Macau), Ltd. (ADR)* ,#                                                    36,122,409
Cellular Telecommunications - 3.6%
         3,603,705    America Movil S.A. de C.V. - Series L (ADR)**                                                     181,951,066
Chemicals - Diversified - 0.9%
           375,348    K+S A.G.**                                                                                         46,709,614
Commercial Banks - 1.7%
        11,133,642    Anglo Irish Bank Corporation PLC**                                                                 87,758,782
Commercial Services - 0.8%
           805,748    CoStar Group, Inc.* ,#                                                                             40,198,768
Computers - 3.6%
         1,487,540    Research In Motion, Ltd. (U.S. Shares)*,**                                                        182,699,663
Diversified Operations - 7.2%
         6,894,000    China Merchants Holdings International Company, Ltd.                                               26,260,682
         2,751,911    Siemens A.G.**                                                                                    335,799,859
                                                                                                                        362,060,541
Electronic Measuring Instruments - 2.0%
         3,066,920    Trimble Navigation, Ltd.*,**,# ,&                                                                 101,821,744
Energy - Alternate Sources - 1.4%
         4,825,805    JA Solar Holdings Company, Ltd. (ADR)* ,#                                                          73,207,462
Engineering - Research and Development Services - 0.4%
           766,107    ABB, Ltd.                                                                                          20,191,467
Finance - Credit Card - 1.5%
         2,010,790    American Express Co.                                                                               74,640,525
Finance - Investment Bankers/Brokers - 1.5%
           292,095    Goldman Sachs Group, Inc.**                                                                        53,757,164
         1,388,530    Lehman Brothers Holdings, Inc.                                                                     24,077,110
                                                                                                                         77,834,274
Finance - Other Services - 2.5%
         8,441,041    Hong Kong Exchanges & Clearing, Ltd.                                                              124,934,266
Internet Gambling - 1.0%
        11,938,309    Partygaming PLC*                                                                                   52,059,753
Machinery - General Industrial - 0.2%
        27,552,000    Shanghai Electric Group Company, Ltd.*                                                             12,109,149
Medical - Biomedical and Genetic - 5.7%
         3,827,932    Celgene Corp.*,**                                                                                 288,970,586
Medical Instruments - 0.9%
           148,785    Intuitive Surgical, Inc.*, **                                                                      46,315,283
Motorcycle and Motor Scooter Manufacturing - 1.4%
         1,938,185    Harley-Davidson, Inc.                                                                              73,340,920
Oil Companies - Integrated - 4.9%
         1,441,095    Hess Corp.**                                                                                      146,127,032
         1,647,324    Petroleo Brasileiro S.A.                                                                           46,227,754
           972,660    Petroleo Brasileiro S.A. (ADR)                                                                     54,381,421
                                                                                                                        246,736,207
Paper and Related Products - 0.4%
         2,771,515    Aracruz Celulose S.A.                                                                              19,293,341
Printing - Commercial - 1.3%
         2,602,073    VistaPrint, Ltd.*,**,# ,&                                                                          67,055,421
Real Estate Management/Services - 1.7%
         1,786,313    Jones Lang LaSalle, Inc.**,#                                                                       85,099,951
Real Estate Operating/Development - 4.8%
        58,730,000    CapitaLand, Ltd.**                                                                                243,424,702
REIT - Diversified - 4.0%
        17,623,111    CapitalSource, Inc.**,#,&                                                                         204,780,550
Retail - Apparel and Shoe - 1.9%
         3,341,440    Nordstrom, Inc. #,**                                                                               96,032,986
Retail - Drug Store - 5.2%
         7,282,420    CVS/Caremark Corp.**                                                                              265,808,329
Semiconductor Components/Integrated Circuits - 4.4%
         8,175,485    Cypress Semiconductor Corp.*,**,&                                                                 222,781,966
Steel Pipe and Tube - 1.9%
           328,295    Vallourec**                                                                                        97,475,168
Telecommunication Equipment - Fiber Optics - 1.2%
         2,978,910    Corning, Inc.**                                                                                    59,607,989
Telecommunication Services - 0.3%
           637,630    NeuStar, Inc. - Class A*,&                                                                         13,377,477
Transportation - Railroad - 1.1%
         4,234,347    All America Latina Logistica (GDR)                                                                 56,465,171
Web Portals/Internet Service Providers - 1.7%
           187,405    Google, Inc. - Class A*,**                                                                         88,783,119
Wireless Equipment - 4.2%
         5,535,042    Crown Castle International Corp.*                                                                 211,438,604
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $4,500,005,200)                                                                              4,653,782,238
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 1.5%
Diversified Minerals - 1.5%
         2,857,161    Companhia Vale do Rio Doce (cost $36,412,855)**                                                    74,540,188
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.6%
             4,100    Apple Inc.**
                      expires January 2009
                      exercise price $170.00                                                                              6,396,000
            20,097    CVS Caremark Corp. (LEAPS)
                      expires January 2010
                      exercise price $40.00                                                                               9,003,054
            29,651    Microsoft Corp.
                      expires January 2009
                      exercise price $27.50                                                                               4,329,046
            49,425    Nvidia Corp.**
                      expires December 2008
                      exercise price $12.50                                                                               5,659,163
             3,960    Research in Motion, Inc.**
                      expires January 2009
                      exercise price $140.00                                                                              4,528,656
             5,552    Valero Energy Corp.**
                      expires December 2008
                      exercise price $52.50                                                                                 247,064
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (premiums paid $40,174,375)                                                              30,162,983
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.4%
             9,262    BMW A.G.**
                      expires September 2008
                      exercise price $97.50                                                                               2,114,449
             12,083   Celgene Corp.
                      expires October 2008
                      exercise price $65.00                                                                               2,042,027
             11,083   Coring Inc.
                      expires September 2008
                      exercise price $22.50                                                                               2,881,580
             20,097   CVS Caremark Corp.(LEAPS)
                      expires January 2010
                      exercise price $25                                                                                  2,412,645
             22,320   Cypress Semiconductor Corp.**
                      expires September 2008
                      exercise price $27.00                                                                               3,341,304
             13,885   Lehman Brothers Holdings Inc.
                      expires January 2009
                      exercise price $15.00                                                                               4,859,750
                114   West Texas Intermediate Crude Oil Futures**
                      expires September 2008
                      exercise price $120.00                                                                                657,780
                152   West Texas Intermediate Crude Oil Futures**
                      expires November 2008
                      exercise price $130.00                                                                              2,234,400
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (premiums paid $25,799,380)                                                               20,543,935
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.2%
        74,285,738    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                             74,285,738
        39,809,870    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                39,809,870
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $114,095,608)                                                                                 114,095,608
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 4.1%
        64,902,194    Allianz Dresdner Daily Asset Fund+                                                                 64,902,194
        56,748,380    Repurchase Agreements+                                                                             56,748,380
        87,287,346    Time Deposits+                                                                                     87,287,346
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $208,937,920)                                                                              208,937,920

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,925,425,338) - 100.5%                                                           $    5,102,062,872

------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.5)%
Investment Companies - (0.5)%
         (907,765)    SPDR S&P Retail ETF (cost $26,738,413)                                                            (27,586,978)
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,898,686,925) - 100%                                                             $    5,074,475,894
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           67,055,421                1.3%
Brazil                                           400,840,034                7.9%
Canada                                           319,719,893                6.2%
Cayman Islands                                   109,329,871                2.1%
China                                             12,109,149                0.2%
France                                            97,475,168                1.9%
Germany                                          428,604,653                8.4%
Gibraltar                                         52,059,753                1.0%
Hong Kong                                        151,194,948                3.0%
Ireland                                           87,758,782                1.7%
Japan                                             66,007,550                1.3%
Malaysia                                          33,767,864                0.7%
Mexico                                           181,951,065                3.6%
Singapore                                        243,424,702                4.8%
Switzerland                                       20,191,467                0.4%
United States++                                2,830,572,553               55.5%
--------------------------------------------------------------------------------
Total                                         $5,102,062,872              100.0%

++Includes Short-Term Securities and Other Securities (49.2% excluding Short-Term Securities and Other Securities)


              Summary of Investments by Country - (Short Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Securities
                                                                     Sold Short
--------------------------------------------------------------------------------
United States                                     ($27,586,978)           100.0%
--------------------------------------------------------------------------------
Total                                             ($27,586,978)           100.0%


Forward Currency Contracts, Open
As of July 31, 2008
Currency Sold and                                     Currency             Currency            Unrealized
Settlement Date                                      Units Sold         Value in U.S.$         Gain/(Loss)
--------------------------------------------------------------------------------------------------------------
British Pound 11/12/08                                   13,200,000         $   25,961,628      $   (168,684)

Euro 10/16/08                                            28,000,000             43,491,380            373,981

Euro 10/23/08                                           142,000,000            220,486,062        (1,323,264)

Euro 11/12/08                                           158,000,000            245,082,721            312,976

Japanese Yen 10/23/08                                 5,500,000,000             51,237,874          1,758,850
--------------------------------------------------------------------------------------------------------------
Total                                                                       $  586,259,665      $     953,859

Schedule of Written Options - Calls                                    Value
--------------------------------------------------------------------------------
                  America Movil S.A.B. de C.V.
                  expires September 2008
                  6,005 contracts
                  exercise price $50                               $ (1,683,141)

                  Apple, Inc.
                  expires January 2009
                  4,100 contracts
                  exercise price $220.00                             (1,603,100)

                  BMW
                  expires December 2008
                  9,262 contracts
                  exercise price $105.00                             (3,141,409)

                  Celgene Corp.
                  expires October 2008
                  18,665 contracts
                  exercise price $80.00                              (6,140,785)

                  Cypress Semiconductor Corp.
                  expires December 2008
                  11,160 contracts
                   exercise price $32.00                             (1,652,796)

                  Genesis Lease Limited
                  expires August 2008
                  29,789 contracts
                  exercise price $30.00                                (148,945)

                  Google, Inc.
                  expires January 2009
                  1,760 contracts
                  exercise price $700.00                               (537,152)

                  Lehman Brothers Holdings, Inc. (LEAPS)
                  expires January 2010
                  13,885 contracts
                  exercise price $35                                 (4,859,750)

                  Nordstrom, Inc.
                  expires January 2009
                  26,698 contracts
                  exercise price $45.00                              (1,207,551)

                  NVIDIA Corp.
                  expires December 2008
                  49,425 contracts
                  exercise price $17.50                                (983,558)

                  Research in Motion Ltd.(U.S. Shares)
                  expires September 2008
                  3,715 contracts
                  exercise price $160.00                               (161,491)

                  Research in Motion Ltd.(U.S. Shares)
                  expires January 2009
                  5,940 contracts
                  exercise price $180.00                             (1,793,880)

                  SPX Corp.
                  expires December 2008
                  2,821 contracts
                  exercise price $1450.00                            (2,160,294)

                  Valero Energy Corp.
                  expires December 2008
                  5,552 contracts
                  exercise price $62.50                                 (71,621)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                  Premiums received $44,460,670                    $(26,145,473)

Schedule of Written Options - Puts                                     Value
--------------------------------------------------------------------------------
                  BMW A.G.
                  expires September 2008
                  9,262 contracts
                  exercise price $82.50                            $   (618,141)

                  CVS Caremark Corp.(LEAPS)
                  expires January 2010
                  20,097 contracts
                  exercise price $30.00                              (4,714,555)

                  Cypress Semiconductor Corp.
                  expires September 2008
                  22,320 contracts
                  exercise price $21.00                                (294,624)

                  Google, Inc.
                  expires January 2009
                  1,760 contracts
                  exercise price $400.00                             (3,152,354)

                  Microsoft Corp.
                  expires January 2009
                  39,534 contracts
                  exercise price $24.00                              (5,843,125)

                  NVIDIA Corp.
                  expires December 2008
                  49,425 contracts
                  exercise price $10.00                              (4,176,413)

                  Research in Motion Ltd.(U.S. Shares)
                  expires January 2009
                  3,960 contracts
                  exercise price $100.00                             (2,981,880)

                  West Texas Intermediate Crude Oil
                  Futures
                  expires August 2008
                  228 contracts
                  exercise price $100.00                                (20,520)

                  West Texas Intermediate Crude Oil
                  Futures
                  expires September 2008
                  114 contracts
                  exercise price $100.00                               (119,700)

                  West Texas Intermediate Crude Oil
                  Futures
                  expires November 2008
                  152 contracts
                  exercise price $100.00                               (445,360)
--------------------------------------------------------------------------------
                  Premiums received $26,135,053                    $(22,366,671)


Notes to Schedule of Investments (unaudited)

ADR         American Depositary Receipt

GDR         Global Depositary Receipt

LEAPS       Long-Term Equity Anticipation Securities

PLC         Public Limited Company

REIT        Real Estate Investment Trust

SPDR        Standard & Poor's Depositary Receipt

U.S. Shares Securities of foreign companies trading on an American Stock
            Exchange.

*           Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.


& The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                  Purchases                        Sales                Realized       Dividend        Value
                           Shares          Cost           Shares          Cost         Gain/(Loss)      Income       at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Orion Fund

CapitalSource, Inc.       9,328,095     $140,286,684              -    $         -   $           -    $14,143,555    $204,780,550
------------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor     6,704,670      148,834,470      1,525,160     27,961,031      21,092,939              -    $222,781,966
------------------------------------------------------------------------------------------------------------------------------------
Dade Behring Holdings,
Inc.                          -              -            6,268,506    226,736,621     255,938,341              -               -
------------------------------------------------------------------------------------------------------------------------------------
Neustar, Inc.             2,735,730       63,047,159        664,515     21,354,520     (2,596,644)              -      13,377,477
------------------------------------------------------------------------------------------------------------------------------------
Trimble Navigation,
Ltd.                        474,615       12,096,312        888,620     25,690,100     (1,127,102)              -     101,821,744
------------------------------------------------------------------------------------------------------------------------------------
VistaPrint, Ltd.            153,575        5,825,576        178,564     $5,031,733         301,894              -    $ 67,055,421
------------------------------------------------------------------------------------------------------------------------------------
                         19,396,685     $370,090,201      9,525,365   $306,774,005   $ 273,609,428    $14,143,555    $609,817,158
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                           Aggregate Value
--------------------------------------------------------------------------------
Janus Orion Fund                                               $2,141,966,852

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 91.9%
Aerospace and Defense - 1.1%
         3,259,205    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)#                                      $        99,601,305
Agricultural Operations - 4.1%
         3,440,000    BrasilAgro - Companhia Brasileira de Propriedades Agricolas*,&                                      26,143,824
         1,777,590    Bunge, Ltd.#                                                                                       175,839,203
       128,999,897    Chaoda Modern Agriculture Holdings, Ltd.&                                                          149,198,962
        19,990,994    China Green Holdings, Ltd.                                                                          20,946,441
                                                                                                                         372,128,430
Airlines - 2.1%
         4,419,690    Continental Airlines, Inc. - Class B*,#                                                             60,682,344
         3,246,606    Ryanair Holdings PLC (ADR)*,**                                                                      79,054,856
         6,220,000    UAL Corp.*,#                                                                                        51,688,200
                                                                                                                         191,425,400
Apparel Manufacturers - 2.0%
        16,660,000    Esprit Holdings, Ltd.                                                                              178,070,137
Audio and Video Products - 2.1%
        14,008,000    Sharp Corp.                                                                                        194,687,364
Batteries and Battery Systems - 0.3%
        28,296,700    BYD Company, Ltd.                                                                                   28,765,188
Beverages - Wine and Spirits - 0.8%
        16,371,332    C&C Group PLC**,&                                                                                   76,139,525
Building - Residential and Commercial - 2.0%
         4,247,945    Brascan Residential Properties S.A.                                                                 20,292,904
         2,327,579    Gafisa S.A.                                                                                         40,135,798
         4,070,200    MRV Engenharia e Participacoes S.A.*                                                                93,579,768
         3,219,000    Rossi Residencial S.A.                                                                              25,800,517
                                                                                                                         179,808,987
Casino Hotels - 1.4%
        13,220,078    Crown, Ltd.                                                                                         97,645,145
         5,307,424    Melco PBL Entertainment (Macau), Ltd. (ADR)*,#                                                      32,799,880
                                                                                                                         130,445,025
Commercial Banks - 3.6%
        26,420,589    Anglo Irish Bank Corporation PLC**                                                                 207,874,177
         1,973,525    Banca Generali S.P.A.**                                                                             14,040,131
        25,111,867    Banco de Oro                                                                                        23,115,536
           495,960    Banco de Oro-EPCI, Inc. (GDR)                                                                        9,127,184
           765,810    Julius Baer Holding, Ltd.                                                                           48,869,238
         2,834,764    Punjab National Bank, Ltd.                                                                          29,667,401
                                                                                                                         332,693,667
Commercial Services - 0.4%
         6,769,800    Park24 Company, Ltd.#                                                                               37,674,071
Computers - 0.2%
         4,011,200    Foxconn Technology Company, Ltd.                                                                    18,319,981
Computers - Other - 0.1%
       243,246,597    A-Max Holdings, Ltd.*,&                                                                              8,546,806
Cosmetics and Toiletries - 0.7%
           322,503    LG Household & Health Care, Ltd.                                                                    62,999,053
Dental Supplies and Equipment - 0.2%
           861,873    Osstem Implant Company, Ltd.*,&                                                                     15,206,728
Diagnostic Kits - 0.3%
        55,035,935    Trinity, Ltd. 00,ss.,&                                                                              25,043,911
Distribution/Wholesale - 6.0%
       161,718,110    Li & Fung, Ltd.                                                                                    549,231,922
Diversified Financial Services - 1.4%
         4,289,962    Reliance Capital, Ltd.                                                                             130,117,687
Diversified Operations - 2.9%
         4,329,428    Max India, Ltd.*                                                                                    19,360,911
        63,469,090    Melco International Development, Ltd.&                                                              39,374,356
           713,088    Orascom Development Holdings*                                                                       78,090,143
        97,159,121    Polytec Asset Holdings, Ltd.                                                                        18,386,355
           927,841    Siemens A.G.**                                                                                     113,219,097
                                                                                                                         268,430,862
Electric - Distribution - 0.3%
         2,780,900    Equatorial Energia S.A.                                                                             27,528,388
Electronic Components - Miscellaneous - 2.0%
        38,646,000    Hon Hai Precision Industry Company, Ltd.                                                           186,434,281
Electronic Components - Semiconductors - 1.7%
        83,905,927    ARM Holdings PLC&                                                                                  158,162,764
Electronic Connectors - 1.1%
         1,091,400    Hirose Electric Company, Ltd.#                                                                     103,391,872
Energy - Alternate Sources - 3.4%
         1,621,695    SunPower Corp. - Class A*,#                                                                        127,740,915
         5,340,431    Suntech Power Holdings Company, Ltd. (ADR)*,#                                                      178,690,822
                                                                                                                         306,431,737
Finance - Mortgage Loan Banker - 0.6%
         1,034,729    Housing Development Finance Corporation, Ltd.                                                       54,790,526
           738,310    Star Asia Financial, Ltd. (U.S. Shares) (144A) 00,ss.                                                1,328,958
                                                                                                                          56,119,484
Finance - Other Services - 1.7%
        22,754,712    IG Group Holdings PLC &                                                                            159,348,781
Food - Catering - 0.3%
        20,206,000    FU JI Food & Catering Services                                                                      28,364,472
Gambling - Non-Hotel - 0.1%
         1,206,100    Great Canadian Gaming Corp.*                                                                        10,179,451
Hotels and Motels - 0.3%
         4,121,050    Kingdom Hotel Investments (GDR)*                                                                    22,665,775
Insurance Brokers - 0.2%
         1,354,044    Eurodekania, Ltd.*, 00,ss.,&                                                                        21,118,989
Internet Connectivity Services - 0.6%
           965,304    NDS Group PLC (ADR)*,&                                                                              55,736,653
Investment Companies - 0.5%
         7,909,060    SM Investments Corp.                                                                                48,103,066
Investment Management and Advisory Services - 0.4%
         6,351,869    Bluebay Asset Management                                                                            35,366,089
Machinery - General Industrial - 0.4%
           136,385    Oerlikon-Buehrle Holding A.G.*,#                                                                    33,360,492
Medical Labs and Testing Services - 0.2%
           893,355    Diagnosticos da America                                                                             21,452,387
Multi-Line Insurance - 2.4%
         8,466,115    American International Group, Inc.                                                                 220,542,296
Oil Companies - Exploration and Production - 1.6%
         1,620,217    Niko Resources, Ltd.                                                                               133,817,864
            32,200    OGX Petroleo E Gas Participacoes*                                                                   15,814,153
                                                                                                                         149,632,017
Oil Companies - Integrated - 2.0%
           972,315    Hess Corp.                                                                                          98,592,741
         1,520,605    Petroleo Brasileiro S.A. (ADR)                                                                      85,017,026
                                                                                                                         183,609,767
Oil Field Machinery and Equipment - 1.2%
         4,485,417    Wellstream Holdings PLC*                                                                           105,501,138
Oil Refining and Marketing - 4.6%
         8,196,666    Reliance Industries, Ltd.                                                                          421,528,010
Public Thoroughfares - 1.7%
         6,317,273    Companhia de Concessoes Rodoviarias                                                                128,540,247
         1,372,825    Obrascon Huarte Lain Brasil S.A.                                                                    23,225,274
                                                                                                                         151,765,521
Real Estate Management/Services - 5.2%
         1,981,900    Daito Trust Construction Company, Ltd.                                                              90,432,085
         2,397,318    IVG Immobilien A.G.**                                                                               45,415,291
           473,065    Jones Lang LaSalle, Inc.#                                                                           22,536,817
        12,514,000    Mitsubishi Estate Company, Ltd.#                                                                   299,878,944
           257,787    Orco Property Group**,#                                                                              9,553,048
         1,066,300    Sao Carlos Empreendimentos e Participacoes S.A.                                                      8,921,018
                                                                                                                         476,737,203
Real Estate Operating/Development - 7.9%
         3,235,065    Ablon Group                                                                                          9,154,970
       137,368,440    Ayala Land, Inc.                                                                                    30,250,895
         9,180,000    CapitaLand, Ltd.                                                                                    38,049,357
       127,225,000    China Overseas Land & Investment, Ltd.                                                             226,887,213
        10,928,735    Cyrela Brazil Realty S.A.                                                                          159,136,006
         2,973,300    Cyrela Commercial Properties SA Empreendimentos e Participacoes*                                    20,849,939
        56,089,000    Hang Lung Properties, Ltd.                                                                         175,967,695
           966,880    Iguatemi Empresa de Shopping Centers S.A.                                                           12,343,806
         1,980,255    PDG Realty S.A. Empreendimentos e Participacoes                                                     29,732,913
         1,584,880    Rodobens Negocios Imobiliarios S.A.                                                                 20,689,071
                                                                                                                         723,061,865
Retail - Consumer Electronics - 1.0%
         1,323,000    Yamada Denki Company, Ltd.                                                                          89,368,227
Retail - Major Department Stores - 1.2%
         9,265,498    Arcandor A.G.*,**                                                                                  107,392,635
Semiconductor Components/Integrated Circuits - 2.9%
         5,783,139    Actions Semiconductor Company, Ltd. (ADR)*,#,&                                                      17,812,068
       130,832,901    Taiwan Semiconductor Manufacturing Company, Ltd.                                                   237,288,805
         1,883,360    Vimicro International Corp. (ADR)*,#,&                                                               5,537,078
                                                                                                                         260,637,951
Semiconductor Equipment - 4.2%
        12,945,735    ASML Holding N.V.**                                                                                297,294,065
         2,228,331    KLA-Tencor Corp.                                                                                    83,762,962
                                                                                                                         381,057,027
Sugar - 3.4%
         5,807,259    Bajaj Hindusthan, Ltd.                                                                              20,915,381
         1,009,400    Bajaj Hindusthan, Ltd. (GDR) (144A)                                                                  3,634,219
        13,335,458    Balrampur Chini Mills, Ltd.*,&                                                                      26,769,632
        10,961,459    Cosan, Ltd. (ADR) - Class A*,#,&                                                                   143,704,727
         5,048,700    Cosan S.A. Industria e Comercio*                                                                    99,277,988
         4,561,730    Shree Renuka Sugars, Ltd.                                                                           13,395,128
                                                                                                                         307,697,075
Telecommunication Services - 2.8%
         5,812,642    Amdocs, Ltd. (U.S. Shares)*                                                                        176,762,443
         7,125,504    Reliance Communications, Ltd.                                                                       83,041,600
                                                                                                                         259,804,043
Travel Services - 0.9%
        21,366,167    Thomas Cook Group, Plc.                                                                             84,689,918
Warehousing and Harbor Transport Services - 0.1%
        12,114,876    DP World, Ltd. (U.S. Shares)                                                                         9,449,603
Wireless Equipment - 3.3%
        28,880,591    Telefonaktiebolaget L.M. Ericsson - Class B                                                        302,743,036
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $8,173,115,659)                                                                               8,408,318,062
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.9%
Investment Companies - 0.9%
         3,534,400    Bradespar S.A.
                      (cost $13,200,355)                                                                                  80,583,778
------------------------------------------------------------------------------------------------------------------------------------
Money Market - 0%
         4,211,000    Janus Institutional Cash Management Fund - Institutional Shares, 2.52%
                      (cost $4,211,000)                                                                                    4,211,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 7.2%
        48,810,942    Allianz Dresdner Daily Asset Fund+                                                                  48,810,942
       238,618,045    Repurchase Agreements+                                                                             238,618,045
       367,029,612    Time Deposits+                                                                                     367,029,612
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $654,458,599)                                                                               654,458,599
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,844,985,613) - 100%                                                             $     9,147,571,439
------------------------------------------------------------------------------------------------------------------------------------

               Summary of Investments by Country- (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                 $       97,645,145                1.1%
Bermuda                                        1,076,339,237               11.8%
Brazil                                         1,038,666,108               11.3%
Canada                                           143,997,315                1.6%
Cayman Islands                                   453,455,413                5.0%
China                                             28,765,187                0.3%
Germany                                          266,027,023                2.9%
Guernsey                                         187,246,372                2.0%
Hong Kong                                        467,273,176                5.1%
India                                            803,220,494                8.8%
Ireland                                          363,068,559                4.0%
Italy                                             14,040,131                0.2%
Japan                                            815,432,564                8.9%
Luxembourg                                         9,553,048                0.1%
Netherlands                                      297,294,064                3.2%
Philippines                                      110,596,681                1.2%
Singapore                                         38,049,357                0.4%
South Korea                                       78,205,781                0.9%
Sweden                                           302,743,036                3.3%
Switzerland                                      160,319,873                1.7%
Taiwan                                           442,043,066                4.8%
United Arab Emirates                               9,449,603                0.1%
United Kingdom                                   619,924,333                6.8%
United States++                                1,324,215,873               14.5%
--------------------------------------------------------------------------------
Total                                     $    9,147,571,439              100.0%

++ Includes Short-Term Securities and Other Securities (7.3% excluding Short-Term Securities and Other Securities)

Forward Currency Contracts
Open as of July 31, 2008 (unaudited)

Currency Sold and           Currency              Currency           Unrealized
Settlement Date           Units Sold       Value in U.S. $          Gain/(Loss)
-------------------------------------------------------------------------------
Euro 10/16/08            740,000,000       $ 1,149,415,037         $ 12,639,763
Euro 10/23/08             80,000,000           124,217,500            2,088,100
-------------------------------------------------------------------------------
Total                                      $ 1,273,632,537        $  14,727,863

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31, 2008.

+ The security is purchased with the cash collateral received from securities on loan.

oo    Schedule of Fair Valued Securities (as of July 31, 2008)

                                                                                                        Value as a % of
                                                                                      Value       Investment Securities
-----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund
Eurodekania, Ltd.                                                        $       21,118,989                        0.2%
Star Asia Financial, Ltd. (U.S. Shares) (144A)                                    1,328,958                        0.0%
Trinity, Ltd.                                                                    25,043,911                        0.3%
-----------------------------------------------------------------------------------------------------------------------
                                                                         $       47,491,858                        0.5%
-----------------------------------------------------------------------------------------------------------------------

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.

ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                                  Value as a %
                                                     Acquisition          Acquisition                             of Investment
                                                        Date                 Cost                  Value           Securities
-----------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund

Eurodekania, Ltd. oo                                    3/8/07           $  17,754,225          $   21,118,989           0.2%
Star Asia Financial, Ltd. (U.S. Shares) (144A)oo  2/22/07 - 6/22/07          7,663,913               1,328,958           0.0%
Trinity, Ltd.oo                                        11/14/07             25,332,992              25,043,911           0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                         $  50,751,130          $   47,491,858           0.5%
-----------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.

& The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

                                              Purchases                     Sales            Realized      Dividend       Value
                                        Shares        Cost         Shares        Cost       Gain/(Loss)     Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund

A-Max Holdings, Ltd.*                  426,816,597  $44,089,707  183,570,000  $ 3,093,821     $(540,118)   $        -   $  8,546,806
Actions Semiconductor Company, Ltd.
(ADR)*                                           -            -            -            -              -            -     17,812,068

ARM Holdings PLC                                 -            -            -            -              -    1,981,913    158,162,764

Balrampur Chini Mills, Ltd.                      -            -            -            -              -            -     26,769,632
BrasilAgro - Companhia Brasileira de
Propriedades Agricolas*                  3,405,600            -            -            -              -            -     26,143,824

C&C Group PLC                                    -            -            -            -              -            -     76,139,525
Chaoda Modern Agriculture Holdings,
Ltd.                                     1,767,875            -   14,198,000   10,356,355      6,870,200    1,017,613    149,198,962

Cosan, Ltd. (ADR) - Class A *                    -            -    7,152,920   75,105,660     13,827,305            -    143,704,727

Eurodekania, Ltd.*                               -            -            -            -              -      594,087     21,118,989

IG Group Holdings PLC                            -            -            -            -              -    1,338,670    159,348,781

Melco International Development, Ltd.            -            -            -            -              -       81,471     39,374,356

NDS Group PLC (ADR)*                             -            -            -            -              -            -     55,736,653

Osstem Implant Company, Ltd.*                    -            -            -            -              -            -     15,206,728

Trinity, Ltd.                           55,035,935   25,332,992            -            -              -            -     25,043,911

Vimicro International Corp. (ADR)*               -            -            -            -              -            -      5,537,078
------------------------------------------------------------------------------------------------------------------------------------
                                                    $69,422,699               $78,199,481   $13,287,187    $5,013,754   $927,844,804
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Overseas Fund                                              $   942,445,807

Janus Research Fund

Schedule of Investments (unaudited)

Shares/ Principal/Contract Amounts                                                                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 89.5%
Advertising Sales - 0.7%
           744,125    Lamar Advertising Co. - Class A*,#                                                         $        28,261,868
Aerospace and Defense - 3.3%
         1,455,735    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                44,487,262
           804,325    Northrop Grumman Corp.                                                                              54,203,462
         2,080,270    Spirit Aerosystems Holdings, Inc.*                                                                  45,058,648
                                                                                                                         143,749,372
Aerospace and Defense - Equipment - 1.3%
           893,840    United Technologies Corp.                                                                           57,187,883
Agricultural Chemicals - 1.5%
           317,605    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                              64,877,173
Agricultural Operations - 0.9%
           400,240    Bunge, Ltd. #                                                                                       39,591,741
Apparel Manufacturers - 1.2%
         1,459,500    Esprit Holdings, Ltd.                                                                               15,599,842
           523,175    VF Corp.                                                                                            37,448,866
                                                                                                                          53,048,708
Applications Software - 1.0%
         1,598,485    Microsoft Corp.                                                                                     41,113,034
Athletic Footwear - 1.2%
           900,725    NIKE, Inc. - Class B#                                                                               52,854,543
Audio and Video Products - 0.9%
         1,061,900    Sony Corp. **                                                                                       40,000,459
Beverages - Non-Alcoholic - 0.8%
         1,393,240    Hansen Natural Corp. *,#                                                                            31,849,466
Brewery - 0.4%
           226,331    InBev N.V. **                                                                                       15,235,651
Building - Residential and Commercial - 1.4%
           107,400    NVR, Inc. *,#                                                                                       59,319,168
Building Products - Wood - 1.3%
         3,240,224    Masco Corp. #                                                                                       53,431,294
Casino Hotels - 1.2%
         2,511,377    Crown, Ltd.                                                                                         18,549,344
         5,110,695    Melco PBL Entertainment (Macau), Ltd. (ADR) *,#                                                     31,584,095
                                                                                                                          50,133,439
Cellular Telecommunications - 0.6%
           523,995    America Movil S.A. de C.V. - Series L (ADR)                                                         26,456,508
Chemicals - Diversified - 0.6%
           287,138    Bayer A.G. **                                                                                       24,787,780
Computers - 3.3%
           433,233    Apple, Inc.*                                                                                        68,862,385
         1,307,030    Hewlett-Packard Co.                                                                                 58,554,944
            93,700    Research In Motion, Ltd. (U.S. Shares)*                                                             11,508,234
                                                                                                                         138,925,563
Containers - Metal and Glass - 2.1%
         2,006,195    Crown Holdings, Inc.*                                                                               56,233,645
           750,490    Owens-Illinois, Inc.*,**                                                                            31,700,698
                                                                                                                          87,934,343
Cosmetics and Toiletries - 2.2%
         1,653,845    Avon Products, Inc.                                                                                 70,123,028
           339,680    Colgate-Palmolive Co.                                                                               25,228,034
                                                                                                                          95,351,062
Diversified Operations - 4.0%
         1,311,560    Cooper Industries, Ltd. - Class A                                                                   55,308,485
           787,170    Danaher Corp.                                                                                       62,698,090
           464,462    Siemens A.G. **                                                                                     56,675,624
                                                                                                                         174,682,199
Drug Delivery Systems - 0.8%
           834,455    Hospira, Inc.*                                                                                      31,842,803
Electric - Generation - 1.7%
         4,569,295    AES Corp.*                                                                                          73,748,421
Electronic Components - Semiconductors - 1.9%
        14,207,566    ARM Holdings PLC**                                                                                  26,781,277
         1,027,340    Microsemi Corp. *,#                                                                                 26,669,746
            52,137    Samsung Electronics Company, Ltd. **                                                                29,028,476
                                                                                                                          82,479,499
Energy - Alternate Sources - 1.3%
         3,631,349    JA Solar Holdings Company, Ltd. (ADR) *,#                                                           55,087,564
Enterprise Software/Services - 1.3%
         2,526,330    Oracle Corp.*                                                                                       54,391,885
Entertainment Software - 0.9%
           919,514    Electronic Arts, Inc.*                                                                              39,704,615
Finance - Investment Bankers/Brokers - 1.0%
           586,390    JP Morgan Chase & Co.                                                                               23,825,026
           572,845    Lehman Brothers Holdings, Inc.                                                                       9,933,132
           420,197    optionsXpress Holdings, Inc. #                                                                      10,425,088
                                                                                                                          44,183,246
Finance - Other Services - 0.6%
            66,325    CME Group, Inc. #                                                                                   23,885,622
Food - Miscellaneous/Diversified - 0.4%
           363,610    Nestle S.A. **                                                                                      15,938,479
Food - Retail - 1.3%
         1,748,572    Tesco PLC**                                                                                         12,422,385
         1,903,400    Whole Foods Market, Inc. #                                                                          42,198,378
                                                                                                                          54,620,763
Independent Power Producer - 1.0%
         1,146,522    NRG Energy, Inc. *,#                                                                                41,607,283
Investment Management and Advisory Services - 0.5%
           942,015    National Financial Partners Corp. #                                                                 19,641,013
Medical - Biomedical and Genetic - 3.5%
           959,152    Celgene Corp.*                                                                                      72,406,384
           598,279    Genzyme Corp.*                                                                                      45,858,085
           613,948    Gilead Sciences, Inc.*                                                                              33,140,913
                                                                                                                         151,405,382
Medical - Drugs - 2.3%
           861,435    Merck & Company, Inc.                                                                               28,341,212
           251,718    Roche Holding A.G. **                                                                               46,493,257
           449,965    Shire PLC (ADR) **                                                                                  22,651,238
                                                                                                                          97,485,707
Medical - HMO - 1.4%
         1,637,957    Coventry Health Care, Inc.*                                                                         57,934,539
Medical Products - 1.7%
           852,055    Covidien, Ltd.                                                                                      41,955,188
           462,315    Zimmer Holdings, Inc.*                                                                              31,858,127
                                                                                                                          73,813,315
Multimedia - 1.2%
           666,935    McGraw-Hill Companies, Inc.                                                                         27,124,247
         1,835,640    News Corporation, Inc. - Class A                                                                    25,937,593
                                                                                                                          53,061,840
Networking Products - 1.4%
         2,649,340    Cisco Systems, Inc. *,**                                                                            58,258,987
Oil and Gas Drilling - 0.9%
         1,102,865    Nabors Industries, Ltd.*                                                                            40,210,458
Oil Companies - Exploration and Production - 2.3%
           556,720    Occidental Petroleum Corp.                                                                          43,886,238
           589,008    Whitting Petroleum, Corp.*                                                                          55,172,379
                                                                                                                          99,058,617
Oil Companies - Integrated - 3.0%
           814,710    Hess Corp.                                                                                          82,611,594
           809,330    Petroleo Brasileiro S.A. (ADR)                                                                      45,249,640
                                                                                                                         127,861,234
Oil Field Machinery and Equipment - 0.6%
           506,199    Cameron International Corp.*                                                                        24,176,064
Oil Refining and Marketing - 1.4%
         1,119,049    Reliance Industries, Ltd.                                                                           57,549,069
Optical Supplies - 0.7%
           182,498    Alcon, Inc. (U.S. Shares) **                                                                        31,468,130
Physical Practice Management - 0.8%
           671,605    Pediatrix Medical Group, Inc.*                                                                      32,673,583
Real Estate Management/Services - 0.5%
           572,045    CB Richard Ellis Group, Inc. - Class A*,#                                                            8,037,232
           507,000    Mitsubishi Estate Company, Ltd. **                                                                  12,149,483
                                                                                                                          20,186,715
Real Estate Operating/Development - 1.4%
         4,869,000    CapitaLand, Ltd.                                                                                    20,181,081
         9,606,000    Hang Lung Properties, Ltd.                                                                          30,136,848
           208,667    St. Joe Co. #                                                                                        7,309,605
                                                                                                                          57,627,534
Reinsurance - 0.6%
             6,391    Berkshire Hathaway, Inc. - Class B*                                                                 24,471,139
REIT - Diversified - 0.4%
         1,348,007    CapitalSource, Inc.                                                                                 15,663,841
Retail - Apparel and Shoe - 1.4%
           321,239    Industria de Diseno Textil S.A. **                                                                  15,437,786
         1,525,085    Nordstrom, Inc.                                                                                     43,830,943
                                                                                                                          59,268,729
Retail - Consumer Electronics - 0.3%
           195,550    Yamada Denki Company, Ltd. **                                                                       13,209,340
Retail - Drug Store - 1.3%
         1,518,535    CVS/Caremark Corp.                                                                                  55,426,528
Retail - Restaurants - 1.3%
           950,009    McDonald's Corp.                                                                                    56,801,038
Semiconductor Components/Integrated Circuits - 4.4%
        11,221,130    Atmel Corp.*                                                                                        39,610,589
         3,012,505    Cypress Semiconductor Corp.*                                                                        82,090,761
         4,681,465    Marvell Technology Group, Ltd.*                                                                     69,238,867
                                                                                                                         190,940,217
Semiconductor Equipment - 1.2%
         1,336,645    KLA-Tencor Corp.                                                                                    50,244,486
Telecommunication Equipment - 2.4%
         4,638,465    Arris Group, Inc. *,#                                                                               44,390,110
         1,252,450    CommScope, Inc. *,#                                                                                 55,846,746
                                                                                                                         100,236,856
Telecommunication Equipment - Fiber Optics - 1.1%
         2,325,485    Corning, Inc.                                                                                       46,532,955
Telecommunication Services - 1.8%
         1,013,935    Amdocs, Ltd. (U.S. Shares)*                                                                         30,833,762
         1,102,250    SAVVIS, Inc.*                                                                                       17,779,293
         1,663,924    Time Warner Telecom, Inc. - Class A*,#                                                              26,589,506
                                                                                                                          75,202,561
Television - 0.6%
         2,844,256    British Sky Broadcasting Group PLC**                                                                25,473,078
Tobacco - 1.6%
         2,002,032    Altria Group, Inc.                                                                                  40,741,351
           540,507    Philip Morris International, Inc.                                                                   27,917,187
                                                                                                                          68,658,538
Transportation - Services - 1.9%
           536,120    C.H. Robinson Worldwide, Inc.                                                                       25,840,984
           840,810    United Parcel Service, Inc. - Class B                                                               53,038,295
                                                                                                                          78,879,279
Web Portals/Internet Service Providers - 0.8%
            69,550    Google, Inc. - Class A*                                                                             32,949,313
Wireless Equipment - 2.7%
         1,255,255    Crown Castle International Corp.*                                                                   47,950,741
           723,010    QUALCOMM, Inc.                                                                                      40,011,373
         2,721,549    Telefonaktiebolaget L.M. Ericsson - Class B                                                         28,528,849
                                                                                                                         116,490,963
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,812,463,985)                                                                               3,809,142,482
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.1%
            89,798    Fannie Mae, 8.7500%, 5/13/11(cost $4,481,571)                                                        2,210,827
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 9.0%
        51,913,645    Allianz Dresdner Daily Asset Fund +                                                                 51,913,645
       130,988,035    Repurchase Agreements+                                                                             130,988,035
                      Time Deposits:
        23,784,365    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     23,784,365
        23,910,563    Calyon, N.A., 2.2000%, 8/1/08+                                                                      23,910,563
        23,910,563    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 23,910,563
        23,910,563    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    23,910,563
         1,062,242    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                             1,062,242
        23,910,563    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    23,910,563
        23,910,563    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       23,910,563
        23,910,563    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            23,910,563
        23,910,562    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       23,910,562
         9,258,296    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                             9,258,296
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $384,380,523)                                                                               384,380,523
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.4%
        57,846,000    Janus Institutional Cash Management Fund - Institutional Shares, 2.52% (cost $57,846,000)           57,846,000
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $4,259,172,079) - 100.0%                                                           $     4,253,579,832
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                 Value    % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                  $       18,549,344               0.4%
Belgium                                            15,235,651               0.4%
Bermuda                                           261,904,581               6.2%
Brazil                                             89,736,902               2.1%
Canada                                             76,385,407               1.8%
Cayman Islands                                     86,671,659               2.2%
Germany                                            81,463,404               1.9%
Guernsey                                           30,833,763               0.7%
Hong Kong                                          30,136,848               0.7%
India                                              57,549,069               1.3%
Japan                                              65,359,281               1.5%
Mexico                                             26,456,508               0.5%
Singapore                                          20,181,081               0.5%
South Korea                                        29,028,475               0.7%
Spain                                              15,437,786               0.4%
Sweden                                             28,528,849               0.7%
Switzerland                                        93,899,867               2.2%
United Kingdom                                     87,327,979               2.1%
United States ++                                3,138,893,378              73.7%
--------------------------------------------------------------------------------
Total                                      $    4,253,579,832             100.0%

++Includes Short-Term Securities and Other Securities (63.3% excluding Short-Term Securities and Other Securities)

Janus Research Fund

Forward Currency Contracts, Open
as of July 31, 2008 (unaudited)

Currency Sold and                Currency           Currency          Unrealized
Settlement Date                 Units Sold       Value in U.S.$      Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 11/12/08            22,000,000       $ 43,141,068      $ (854,208)

Euro 10/16/08                     32,000,000         49,704,434         427,406

Euro 11/12/08                      4,500,000          6,980,204         (95,204)

Japanese Yen 10/16/08          3,570,000,000         33,236,188       2,238,986

South Korean Won 11/12/08     14,750,000,000         14,552,699        (486,995)

Swiss Franc 10/23/08              34,300,000         32,777,971         215,488
--------------------------------------------------------------------------------
Total                                              $180,392,564      $1,445,473


Total Return Swaps outstanding at July 31, 2008

 Counterparty      Notional     Return Paid by the Fund   Return Received by the Fund  Termination          Unrealized
                    Amount                                                                 Date      Appreciation/(Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                 1- day Wynn Resorts, Ltd.        1- day Melco PBL
Capital                        plus Fed Funds effective    Entertainment (Macau), Ltd.
Services                      rate minus 20 basis points      (ADR) plus Fed Funds
                                                             effective rate plus 25
                 $(1,722,012)                                     basis points           11/19/08    $  (3,672,924)

                                                                 1- month Melco
Morgan Stanley                1- month Wynn Resorts, Ltd.  International Development,
Capital                        plus LIBOR minus 70 basis    Ltd. plus LIBOR plus 45
Services         $(1,086,044)           points                    basis points           12/11/08    $  (2,230,694)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                     $  (5,903,618)

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Research Fund                                              $   398,904,834

Janus Short-Term Bond Fund

Schedule of Investments (unaudited)

Shares or Principal                                                                                                            Value
------------------------------------------------------------------------------------------------------------------------------------
Corporate Bonds - 14.2%
Aerospace and Defense - Equipment - 0.2%
        $  495,000    United Technologies, Corp., 6.5000%, due 6/1/09                                            $           509,388
Beverages - Non-Alcoholic - 0.3%
           495,000    Coca-Cola, Co., 5.7500%, due 3/15/11                                                                   519,309
           273,000    Dr. Pepper Snapple Group (144A), 6.1200%, due 5/1/13                                                   275,757
                                                                                                                             795,066
Cable Television - 0.4%
           990,000    Cox Communications, Inc., 7.8750%, due 8/15/09                                                       1,011,713
Diversified Financial Services - 0.4%
           990,000    Dean Holdings, Co., 6.6250%, due 5/15/09                                                               987,525
Diversified Operations - 0.4%
           900,000    Eaton, Corp., 4.9000%, due 5/15/13                                                                     896,536
Drug Delivery Systems - 0.9%
         1,995,000    Hospira, Inc., 4.9500%, due 6/15/09                                                                  1,999,555
Electric - Integrated - 1.3%
           990,000    Cox Communications, Inc., 7.8750%, due 8/15/09                                                       1,025,952
           826,000    Nevada Power, Co., 8.2500%. 6/1/11                                                                     888,104
           825,000    Wisconsin Energy, Corp., 6.5000%, due 4/1/11                                                           861,122
                                                                                                                           2,775,178
Electronic Components - Semiconductors - 0.3%
           810,000    National Semiconductor Corp., 3.0263%, due 6/15/10 @                                                   776,650
Finance - Credit Card - 0.2%
           495,000    American Express Credit, Co, 5.8750%, due 5/2/13                                                       486,017
Finance - Investment Bankers/Brokers - 1.3%
           537,000    Credit Suisse USA, Inc. 6.1250%, due 11/15/11                                                          551,136
           496,000    Goldman Sachs Group, Inc., 5.0000%, due 1/15/11                                                        494,792
           742,000    JP Morgan Chase & Co., 6.7500%, due 2/1/11                                                             769,881
           538,000    Morgan Stanley, 5.0500%, due 1/21/11                                                                   531,235
           537,000    Lehman Brothers Holdings, 4.500%, due 7/26/10                                                          511,237
                                                                                                                           2,858,281
Food - Retail - 0.2%
           495,000    Kroger, Co., 7.2500%, due 6/1/09                                                                       506,992
Food - Miscellaneous/Diversified- 0.2%
           575,000    General Mills Inc., 5.2500%, due 8/15/13                                                               573,758
Machinery - Construction and Mining - 0.2%
           496,000    Caterpillar, Inc., 6.5500%, due 5/1/11                                                                 523,130
Medical - Hospitals - 0.4%
           990,000    HCA, Inc., 8.7500%, due 9/1/10                                                                         999,900
Office Automation and Equipment - 0.7%
         1,708,000    Xerox Corp., 3.5625%, due 12/18/09 @                                                                 1,697,950
Oil Companies - Exploration and Production - 0.2%
           516,000    Anadarko Finance, Co., 6.7500%, due 5/1/11                                                             536,857
Pipelines - 1.1%
           990,000    Kinder Morgan Energy Partners N.T., 6.7500%, due 3/15/11                                             1,021,923
           210,000    Kinder Morgan Finance, Corp., 5.3500%, due 1/5/11                                                      205,800
           990,000    Oneok, Inc., 7.1250%, due 4/15/11                                                                    1,035,388
                                                                                                                           2,263,111
Reinsurance - 2.4%
         3,978,000    Berkshire Hathaway, Inc., 3.375%, due 10/15/08                                                       3,980,730
            95,000    Berkshire Hathaway, Inc. (144A), 5.0000%, due 8/15/13                                                  997,115
                                                                                                                           4,977,845
REIT - Regional Malls - 0.4%
         1,031,000    Simon Property Group, LP., 4.6000%, due 6/15/10                                                      1,016,578
Retail - Apparel and Shoe - 0.2%
           505,000    Hanesbrands, Inc., 6.5081%, due 12/15/14 @                                                             449,450
Retail - Drug Store - 0.2%
           495,000    CVS Caremark, Corp., 4.0000%, due 9/15/09                                                              491,749
Retail - Hypermarkets - 0.4%
           991,000    New Albertsons, Inc., 6.9500%, due 8/1/09                                                              995,955
Super-Regional Banks - 0.8%
           826,000    Bank of America, Corp. 4.3750%, due 12/1/10                                                            824,534
           497,000    Wells Fargo Bank N.A., 6.4500%, due 2/1/11                                                             518,346
           329,000    Wells Fargo & Company, 5.3000%, due 8/26/11                                                            333,578
                                                                                                                           1,676,458
Telephone - Integrated - 0.9%
           495,000    AT&T, Inc., 6.0000%, due 3/15/09                                                                       501,163
           825,000    AT&T, Inc., 5.3000%, due 11/15/10                                                                      846,448
           908,000    AT&T, Inc., 4.9500%, due 1/15/13                                                                       908,224
                                                                                                                           1,754,672
Transportation - Railroad - 0.2%
           516,000    Union Pacific, Corp. 3.8750%, due 2/15/09                                                              515,325
------------------------------------------------------------------------------------------------------------------------------------
Total Corporate Bonds (cost $32,947,089)                                                                                  32,576,802

------------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes/Bonds - 42.7%
         2,386,000    4.3750%, due 11/15/08                                                                                2,403,709
         1,281,000    4.7500%, due 12/31/08                                                                                1,296,512
         3,769,000    4.8750%, due 1/31/09                                                                                 3,825,829
         9,324,000    4.5000%, due 2/15/09                                                                                 9,450,023
         3,111,000    4.7500%, due 2/28/09                                                                                 3,159,609
           263,000    4.5000%, due 3/31/09                                                                                   267,089
           706,000    4.8750%, due 6/30/09                                                                                   722,491
         2,463,000    3.5000%, due 8/15/09                                                                                 2,493,595
         1,735,000    3.6250%, due 10/31/09                                                                                1,764,278
        21,137,000    4.6250%, due 11/15/09                                                                               21,772,760
           263,000    3.2500%, due 12/31/09                                                                                  266,349
         1,667,000    2.1250%, due 1/31/10                                                                                 1,662,442
         4,982,000    4.7500%, due 2/15/10                                                                                 5,163,763
         2,493,000    2.0000%, due 2/28/10                                                                                 2,479,171
         1,805,000    2.1250%, due 4/30/10                                                                                 1,797,385
         1,734,000    4.5000%, due 5/15/10                                                                                 1,797,128
        11,490,000    2.6250%, due 5/31/10                                                                                11,524,114
         6,390,000    2.8750%, due 6/30/10                                                                                 6,436,430
         1,237,000    4.5000%, due 11/15/10                                                                                1,288,412
           560,000    4.5000%, due 2/28/11                                                                                   584,544
        16,778,000    4.8750%, due 4/30/11                                                                                17,704,717
           430,000    3.5000%, due 5/31/13                                                                                   434,770
            81,000    3.3750%, due 6/30/13                                                                                    81,392
                                                                                                                          98,376,512
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes/Bonds (cost $97,240,395)                                                                        98,376,512
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency Notes - 25.4%
                      Fannie Mae:
         8,390,000    3.0000%, due 7/12/10                                                                                 8,362,892
         8,206,000    2.7500%, due 4/11/11                                                                                 8,055,527
         5,858,000    6.0000%, due 5/15/11                                                                                 6,239,567
         5,925,000    3.3750%, due 5/19/11                                                                                 5,903,759
                      Federal Home Loan Bank System:
         2,611,000    5.1250%, due 7/13/09                                                                                 2,664,465
         5,390,000    2.3750%, due 4/30/10                                                                                 5,322,210
         6,175,000    2.7500%, due 6/18/10                                                                                 6,128,311
         3,965,000    3.5000%, due 7/16/10                                                                                 3,987,759
         4,345,000    3.3750%, due 6/24/11                                                                                 4,324,048
                      Freddie Mac:
         3,925,000    Freddie Mac, 2.8750%, due 6/28/10                                                                    3,908,507
         3,429,000    Freddie Mac, 5.1250%, due 4/18/11                                                                    3,571,022
                                                                                                                          58,468,067
------------------------------------------------------------------------------------------------------------------------------------
Total U.S. Government Agency Notes (cost $58,656,068)                                                                     58,468,067
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 2.4%
         2,049,500    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                               2,049,500
         3,537,500    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                  3,537,500
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $5,587,000)                                                                                      5,587,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 14.8%
         7,911,061    Allianz Dresdner Daily Asset Fund +                                                                  7,911,061
        10,532,888    Repurchase Agreements+                                                                              10,532,888
                      Time Deposits:
         1,912,526    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                      1,912,526
         1,922,674    Calyon, N.A., 2.2000%, 8/1/08+                                                                       1,922,674
         1,361,322    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                  1,361,322
         1,922,674    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                     1,922,674
            85,416    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                                85,416
         1,922,674    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                     1,922,674
         1,922,674    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                        1,922,674
         1,922,674    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                             1,922,674
         1,922,674    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                        1,922,674
           744,469    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                               744,469
                                                                                                                          15,639,777
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $34,083,726)                                                                                 34,083,726
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Taxable Variable Rate Demand Note - 0.5%
        $1,077,425    California Infrastructure and Economic
                      Development Bank Industrial Revenue
                      Series B, 5.42%, 4/1/24 (amortized cost $1,077,425) @                                                1,077,425
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $229,591,703) - 100.0%                                                             $       230,169,532
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                Value     % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Canada                                          $    742,657                0.3%
United States++                                  229,426,875               99.7%
--------------------------------------------------------------------------------
Total                                           $230,169,532              100.0%

++Includes Short-Term Securities and Other Securities (82.0% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act.

REIT  Real Estate Investment Trust

@     Rate is subject to change. Rate shown reflects current rate.
+ The security is purchased with the cash collateral received from securities on loan.

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2008.

Janus Small Cap Value Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 71.1%
Apparel Manufacturers - 1.5%
           550,000    Carter's, Inc.*,#                                                                          $         9,091,500
           200,000    Columbia Sportswear Co.#                                                                             7,462,000
           350,000    Volcom, Inc.*                                                                                        6,279,000
                                                                                                                          22,832,500
Automotive - Truck Parts and Equipment - Original - 0.1%
           238,900    Spartan Motors, Inc.#                                                                                1,294,838
Building - Heavy Construction - 0.2%
           175,000    Sterling Construction Company, Inc.*                                                                 3,610,250
Building - Mobile Home and Manufactured Homes - 0.7%
           800,000    Winnebago Industries, Inc.#                                                                         10,208,000
Chemicals - Specialty - 1.9%
           600,000    Lubrizol Corp.                                                                                      29,880,000
Circuit Boards - 0.2%
           331,898    TTM Technologies*                                                                                    3,733,853
Commercial Banks - 4.7%
           186,000    City National Corp.                                                                                  9,138,180
         1,100,000    Colonial BancGroup, Inc.#                                                                            7,326,000
         1,800,000    F.N.B. Corp.#                                                                                       20,394,000
           705,200    First Midwest Bancorp, Inc.#                                                                        14,477,756
         1,150,000    South Financial Group, Inc.#                                                                         6,934,500
         1,850,000    Synovus Financial Corp.#                                                                            17,593,500
                                                                                                                          75,863,936
Commercial Services - 0.4%
           840,000    ICT Group, Inc.*, @                                                                                  6,736,800
Computer Services - 0.4%
           300,000    SRA International, Inc.*                                                                             6,585,000
Computers - Integrated Systems - 1.3%
           550,000    Diebold, Inc.                                                                                       20,339,000
Consulting Services - 1.5%
           300,000    CRA International, Inc.*,#                                                                          11,289,000
           175,000    MAXIMUS, Inc.#                                                                                       6,494,250
           325,000    Navigant Consulting, Inc.*,#                                                                         6,006,000
                                                                                                                          23,789,250
Containers - Paper and Plastic - 1.3%
           591,700    Pactiv Corp.*                                                                                       14,265,887
           200,000    Sonoco Products Co.                                                                                  6,524,000
                                                                                                                          20,789,887
Data Processing and Management - 0.5%
           350,000    Fair Isaac Corp.#                                                                                    7,791,000
Decision Support Software - 0.5%
           700,000    Wind River Systems, Inc.*,#                                                                          8,211,000
Direct Marketing - 1.0%
         1,300,000    Harte-Hanks Communications, Inc.#                                                                   16,133,000
Distribution/Wholesale - 1.1%
           500,000    Tech Data Corp.*                                                                                    17,435,000
Electric Products - Miscellaneous - 0.4%
           200,000    Littelfuse, Inc.*                                                                                    6,392,000
Electronic Components - Miscellaneous - 1.4%
           700,000    Technitrol, Inc.                                                                                     9,814,000
         1,300,000    Vishay Intertechnology, Inc.*                                                                       11,661,000
                                                                                                                          21,475,000
Electronic Components - Semiconductors - 0.4%
           420,000    Semtech Corp.*                                                                                       6,119,400
Electronic Measuring Instruments - 0.2%
           199,961    Orbotech, Ltd. (U.S. Shares)*                                                                        2,351,541
Engineering - Research and Development Services - 1.0%
           375,000    URS Corp.*                                                                                          15,720,000
Enterprise Software/Services - 1.0%
            95,000    Microstrategy, Inc.*,#                                                                               5,741,800
           600,000    Omnicell, Inc.*,#                                                                                    9,750,000
                                                                                                                          15,491,800
Fiduciary Banks - 0.3%
           180,000    Wilmington Trust Corp.#                                                                              4,242,600
Finance - Investment Bankers/Brokers - 0.7%
           400,000    KBW, Inc.*,#                                                                                        10,568,000
Food - Retail - 0.5%
           450,000    Winn-Dixie Stores, Inc.*,#                                                                           7,150,500
Footwear and Related Apparel - 1.3%
           750,000    Wolverine World Wide, Inc.#                                                                         20,047,500
Garden Products - 0.8%
           375,000    Toro Co.#                                                                                           12,206,250
Hospital Beds and Equipment - 0.6%
           350,000    Hillenbrand Industries, Inc.                                                                         9,831,500
Human Resources - 0.4%
           500,000    MPS Group, Inc.*                                                                                     5,760,000
Industrial Automation and Robotics - 0.2%
           183,000    Cognex Corp.                                                                                         3,449,550
Instruments - Scientific - 1.3%
           450,000    PerkinElmer, Inc.                                                                                   13,095,000
           150,000    Varian, Inc.*                                                                                        7,410,000
                                                                                                                          20,505,000
Internet Infrastructure Equipment - 0.3%
           200,000    Avocent Corp.*                                                                                       4,756,000
Internet Infrastructure Software - 0.4%
         1,000,000    RADVision, Ltd. (U.S. Shares)*                                                                       5,860,000
Internet Telephony - 0.5%
           325,000    J2 Global Communications, Inc.*                                                                      7,790,250
Lasers - Systems and Components - 0.6%
           600,000    Electro Scientific Industries, Inc.*                                                                 9,384,000
Life and Health Insurance - 1.5%
           650,000    Protective Life Corp.                                                                               23,374,000
Machinery - General Industrial - 1.4%
           750,000    Albany International Corp. - Class A                                                                21,525,000
Medical - Generic Drugs - 0.9%
           396,000    Perrigo Co.                                                                                         13,951,080
Medical Imaging Systems - 0.5%
           500,000    Vital Images, Inc.*,#                                                                                7,600,000
Medical Information Systems - 1.0%
           146,000    Cerner Corp.*,#                                                                                      6,520,360
           400,000    Computer Programs and Systems, Inc.                                                                  9,912,000
                                                                                                                          16,432,360
Medical Instruments - 0.6%
           600,000    AngioDynamics, Inc.*                                                                                 9,528,000
Medical Laser Systems - 0.4%
         1,080,000    LCA-Vision, Inc.#                                                                                    6,350,400
Medical Products - 1.0%
           700,000    PSS World Medical, Inc.*,#                                                                          11,732,000
           100,000    West Pharmaceutical Services, Inc.                                                                   4,592,000
                                                                                                                          16,324,000
Medical Sterilization Products - 0.7%
           300,000    Steris Corp.                                                                                        10,251,000
Metal Processors and Fabricators - 1.1%
           360,000    Kaydon Corp.#                                                                                       17,071,200
Multi-Line Insurance - 1.9%
         2,900,000    Old Republic International Corp.                                                                    30,450,000
Networking Products - 0.9%
           375,000    Foundry Networks, Inc.*                                                                              6,540,000
           300,000    Polycom, Inc.*                                                                                       7,080,000
                                                                                                                          13,620,000
Office Furnishings - Original - 1.1%
           800,000    HNI Corp.#                                                                                          17,320,000
Oil - Field Services - 0.6%
           165,000    Carbo Chemicals, Inc.#                                                                               9,028,800
Oil Companies - Exploration and Production - 1.6%
           350,000    Forest Oil Corp.*                                                                                   19,960,500
           150,000    Petrohawk Energy Corp.*                                                                              4,998,000
                                                                                                                          24,958,500
Oil Field Machinery and Equipment - 0.4%
            75,000    Lufkin Industries, Inc.                                                                              6,690,000
Oil Refining and Marketing - 0.7%
           600,000    Frontier Oil Corp.                                                                                  10,950,000
Paper and Related Products - 2.8%
           500,000    Glatfelter                                                                                           7,310,000
           175,000    Potlatch Corp.                                                                                       8,149,750
           250,000    Rayonier, Inc.#                                                                                     11,680,000
         1,000,000    Temple-Inland, Inc.#                                                                                16,250,000
                                                                                                                          43,389,750
Pipelines - 3.3%
           391,000    Magellan Midstream Partners L.P.#                                                                   14,146,380
           650,000    Regency Energy Partners L.P.#                                                                       16,074,500
           500,000    Western Gas Partners L.P.                                                                            7,850,000
           525,000    Williams Partners L.P.#                                                                             15,708,000
                                                                                                                          53,778,880
Property and Casualty Insurance - 3.2%
           500,000    Infinity Property & Casualty Corp.                                                                  22,280,000
           122,090    The Navigators Group, Inc.*                                                                          5,806,600
           418,256    RLI Corp.#                                                                                          22,845,143
                                                                                                                          50,931,743
Publishing - Newspapers - 0.3%
         1,450,000    Lee Enterprises, Inc.#                                                                               4,379,000
Radio - 0.5%
         1,200,000    Entercom Communications Corp.#                                                                       7,356,000
REIT - Manufactured Homes - 0.4%
           125,000    Equity Lifestyle Properties, Inc.                                                                    6,001,250
REIT - Office Property - 1.7%
           275,000    BioMed Realty Trust, Inc.                                                                            7,095,000
           250,000    Mack-Cali Realty Corp.                                                                               9,595,000
           300,000    Parkway Properties, Inc.                                                                            10,587,000
                                                                                                                          27,277,000
Resorts and Theme Parks - 1.8%
         1,400,000    Cedar Fair L.P.#                                                                                    28,280,000
Retail - Apparel and Shoe - 2.7%
           720,000    American Eagle Outfitters, Inc.                                                                     10,080,000
         1,000,000    Chico's FAS, Inc.*                                                                                   5,570,000
           450,000    Foot Locker, Inc.                                                                                    6,777,000
           700,000    Men's Wearhouse, Inc.#                                                                              13,937,000
           400,000    Tween Brands, Inc.*                                                                                  5,508,000
                                                                                                                          41,872,000
Retail - Auto Parts - 0.9%
           525,000    O'Reilly Automotive, Inc.*                                                                          13,408,500
Retail - Convenience Stores - 1.6%
         1,000,000    Casey's General Stores, Inc.                                                                        24,600,000
Retail - Leisure Products - 0.5%
         1,100,000    MarineMax, Inc.*,#                                                                                   7,238,000
Retail - Propane Distribution - 1.2%
           750,000    Inergy L.P.#                                                                                        19,057,500
Retail - Restaurants - 0.4%
           908,100    Steak n Shake Co.*,#                                                                                 6,256,809
Savings/Loan/Thrifts - 1.8%
           700,000    First Niagara Financial Group, Inc.#                                                                 9,793,000
           800,000    NewAlliance Bancshares, Inc.#                                                                       10,384,000
           400,000    Washington Federal, Inc.#                                                                            7,440,000
                                                                                                                          27,617,000
Schools - 0.4%
           409,500    Universal Technical Institute*,#                                                                     6,011,460
Telecommunication Services - 0.4%
           400,000    Harris Stratex Networks, Inc. - Class A*,#                                                           2,940,000
           250,000    Premiere Global Services, Inc.*                                                                      3,777,500
                                                                                                                           6,717,500
Transactional Software - 0.4%
           500,000    Bottomline Technologies, Inc.*                                                                       5,985,000
Transportation - Railroad - 0.9%
           250,000    Kansas City Southern*                                                                               13,750,000
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,104,729,277)                                                                               1,113,665,937
------------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement - 9.7%
       151,318,000    Deutsche Bank Securities, Inc., 2.10%
                      dated 7/31/08, maturing 8/1/08
                      to be repurchased at $151,326,827
                      collateralized by $146,034,450
                      in U.S. Government Agencies
                      4.1500% - 7.2500%, 1/15/10 - 1/13/12
                      with a value of $154,344,592
                      (cost $151,318,000)                                                                                151,318,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 19.2%
        38,469,276    Allianz Dresdner Daily Asset Fund+                                                                  38,469,276
       104,200,704    Repurchase Agreements+                                                                             104,200,704
       158,655,842    Time Deposits+                                                                                     158,655,842
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $301,325,822)                                                                               301,325,822
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,557,373,099) - 100%                                                             $     1,566,309,759
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                               Value      % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Israel                                   $        8,211,541                 0.5%
United States  ++                             1,558,098,218                99.5%
--------------------------------------------------------------------------------
Total                                    $    1,566,309,759               100.0%

++ Includes Short-Term Securities and Other Securities (70.6% excluding Short-Term Securities and Other Securities)

Notes to Schedule of Investments (unaudited)

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan at July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

@ The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal period July 31, 2008.

------------------------------------------------------------------------------------------------------------------------------------
                                 Purchases                     Sales                      Realized       Dividend        Value
                                 Shares            Cost        Shares        Cost       Gain/(Loss)       Income       at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Edge Petroleum Corp.                  620,640    $3,800,136   2,000,000    $31,303,618  $(21,084,200) $          --    $        --
------------------------------------------------------------------------------------------------------------------------------------
ICT Group, Inc.                       197,789     1,700,055     155,289      2,813,731    (1,146,688)            --      6,736,800
------------------------------------------------------------------------------------------------------------------------------------
                                                 $5,500,191                $34,117,349  $(22,230,888) $          --    $ 6,736,800
------------------------------------------------------------------------------------------------------------------------------------

Janus Smart Portfolio - Conservative

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds - 37.6%
           595,487    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                             $         7,646,052
           662,151    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                        6,561,915
           316,240    Janus Adviser International Equity Fund - Class I Shares                                             3,643,083
           222,899    Janus Contrarian Fund                                                                                3,617,653
           147,504    Janus Growth and Income Fund                                                                         4,495,931
           236,235    Janus Orion Fund                                                                                     2,811,193
           112,043    Janus Overseas Fund                                                                                  5,239,152
           102,700    Janus Research Fund                                                                                  2,730,806
                                                                                                                          36,745,785
Fixed-Income Funds - 62.4%
         5,462,541    Janus Flexible Bond Fund                                                                            51,839,516
           348,668    Janus High-Yield Fund                                                                                3,002,029
         2,144,946    Janus Short-Term Bond Fund                                                                           6,155,994
                                                                                                                          60,997,539

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $100,755,240) - 100%                                                               $        97,743,324
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Growth

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds (1) - 100.0%
Equity Funds - 78.3%
         1,854,889    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                             $        23,816,770
         2,353,216    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                       23,320,370
         1,803,092    Janus Adviser International Equity Fund - Class I Shares                                            20,771,622
           346,388    Janus Contrarian Fund                                                                                5,621,884
           207,083    Janus Fund                                                                                           5,843,882
           489,064    Janus Growth and Income Fund                                                                        14,906,683
           653,371    Janus Orion Fund                                                                                     7,775,111
           463,329    Janus Overseas Fund                                                                                 21,665,255
           496,582    Janus Research Fund                                                                                 13,204,117
           214,889    Janus Twenty Fund                                                                                   15,364,544
                                                                                                                         152,290,238
Fixed-Income Funds - 21.7%
         3,795,044    Janus Flexible Bond Fund                                                                            36,014,964
           725,823    Janus High-Yield Fund                                                                                6,249,338
                                                                                                                          42,264,302

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $200,943,516) - 100%                                                               $       194,554,540
------------------------------------------------------------------------------------------------------------------------------------

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Smart Portfolio - Moderate

Schedule of Investments (unaudited)

Shares                                                                                                                     Value
------------------------------------------------------------------------------------------------------------------------------------
Mutual Funds(1) - 100.0%
Equity Funds  - 57.4%
         1,109,048    Janus Adviser INTECH Risk-Managed Growth Fund - Class I Shares                             $        14,240,180
         1,266,209    Janus Adviser INTECH Risk-Managed Value Fund - Class I Shares                                       12,548,133
           940,995    Janus Adviser International Equity Fund - Class I Shares                                            10,840,263
           148,575    Janus Fund                                                                                           4,192,773
           350,878    Janus Growth and Income Fund                                                                        10,694,766
           351,627    Janus Orion Fund                                                                                     4,184,367
           277,099    Janus Overseas Fund                                                                                 12,957,152
           254,517    Janus Research Fund                                                                                  6,767,613
            77,104    Janus Twenty Fund                                                                                    5,512,941
                                                                                                                          81,938,187

Fixed-Income Funds -  42.6%
         5,284,049    Janus Flexible Bond Fund                                                                            50,145,622
           520,625    Janus High-Yield Fund                                                                                4,482,581
         2,138,023    Janus Short-Term Bond Fund                                                                           6,136,127
                                                                                                                          60,764,330

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $147,087,383) - 100%                                                               $       142,702,517
====================================================================================================================================

(1) The Portfolio invests in mutual funds within the Janus family of funds and they may be deemed to be under common control because they share the same Board of Trustees.

Janus Tax-Exempt Money Market Fund

Schedule of Investments (unaudited)

Principal Amount                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
Arizona - 0.6%
   $       300,000    Casa Grande, Arizona, Industrial Development Authority Multi-family Housing Revenue,
                      Variable Rate, 2.3400%, 6/15/31                                                            $           300,000
Colorado - 31.1%
         3,000,000    Brighton Crossing Metropolitan District No.4, Variable Rate, 2.3600%, 12/1/34                        3,000,000
         2,100,000    Colorado Educational and Cultural Facilities Authority Revenue, Variable Rate,
                      2.4400%, 12/1/36                                                                                     2,100,000
         3,825,000    Colorado Educational and Cultural Facilities Authority Revenue, Variable Rate,
                      2.4400%, 5/15/38                                                                                     3,825,000
         2,000,000    Ebert Metropolitan District Securitization Trust, Series 2004-S1, Variable Rate,
                      2.3600%, 12/1/34                                                                                     2,000,000
         1,300,000    Ebert Metropolitan District Securitization Trust, Series 2005-S1, Variable Rate,
                      2.3600%, 12/1/09                                                                                     1,300,000
         2,750,000    NBC Metropolitan District, Colorado, Variable Rate, 2.2900%, 12/1/30                                 2,750,000
         1,000,000    Telluride, Colorado, Excise Tax Revenue, (Open Space Project), Variable Rate,
                      2.3000%, 12/1/36                                                                                     1,000,000
                                                                                                                          15,975,000
Florida - 3.2%
           400,000    Jacksonville, Florida, Economic Development Community, Health Care Facilities Revenue,
                      Variable Rate, 2.1700%, 10/1/15                                                                        400,000
           255,000    Palm Beach County, Florida, Health Facilities Authority Revenue, (Bethesda Healthcare
                      System Project), Variable Rate, 2.1700%, 12/1/31                                                       255,000
         1,000,000    Polk County, Florida, Industrial Development Authority (Winter Haven Hospital Project),
                      Series A, Variable Rate, 2.1700%, 9/1/34                                                             1,000,000
                                                                                                                           1,655,000
Georgia - 4.3%
         2,190,000    Cobb County, Georgia, Housing Authority, (Cobb - Six Flags Association),
                      Variable Rate, 2.3500%, 11/15/29                                                                     2,190,000
Illinois - 12.5%
           600,000    Chicago, Illinois, Tax Increment, Series B, Variable Rate, 2.2600%, 12/1/14                            600,000
         4,400,000    Illinois Development Finance Authority Revenue, (Shelby Memorial Hospital Association,
                      Inc.), Series B-1, Variable Rate, 2.3000%, 10/1/29                                                   4,400,000
           425,000    Illinois Development Finance Authority Revenue, (St. Anthony's Health Center),
                      Program E-1, Variable Rate, 2.2500%, 10/1/29                                                           425,000
         1,000,000    Montgomery, Illinois, Special Service Area, (Blackberry Crossing West), Variable Rate,
                      2.2300%, 3/1/25                                                                                      1,000,000
                                                                                                                           6,425,000
Iowa - 12.7%
         5,250,000    Buffalo, Iowa, Pollution Control Revenue, (LaFarge Corp.), Series B, Variable Rate,
                      2.4500%, 10/1/10                                                                                     5,250,000
         1,275,000    Iowa Finance Authority, Small Business Development Revenue, (Terrace Center Association),
                      Variable Rate, 2.3500%, 3/1/22                                                                       1,275,000
                                                                                                                           6,525,000
Kentucky - 1.3%
           685,000    Hardin County, Kentucky, Water District Revenue, Variable Rate, 2.2900%, 9/1/22                        685,000
Massachusetts - 6.1%
         2,300,000    Massachusetts State Health and Educational Facilities Authority Revenue, (Alliance
                      Health Southeastern), Variable Rate, 2.3800%, 7/1/37                                                 2,300,000
           823,000    Massachusetts State Industrial Finance Agency, (Chestnut House Apartments),
                      Variable Rate, 3.0000%, 8/1/26                                                                         823,000
                                                                                                                           3,123,000
Minnesota - 4.7%
           300,000    North Suburban Hospital District Minnanoka and Ramsey Counties Hospital Revenue,
                      (Health Center), Variable Rate, 2.8000%, 8/1/14                                                        300,000
         1,005,000    St. Paul, Minnesota, Housing and Redevelopment Authority Revenue, (Goodwill/Easter
                      Seals), Variable Rate, 2.3500%, 8/1/25                                                               1,005,000
         1,100,000    Stillwater, Minnesota, Private School Facilities Revenue, (Catholic Finance
                      Corporation Project), Variable Rate, 2.3500%, 12/1/22                                                1,100,000
                                                                                                                           2,405,000
Missouri - 0.2%
           100,000    Kansas City, Missouri, Industrial Development Authority Multi-family Housing Revenue,
                      Variable Rate, 2.3400%, 11/1/30                                                                        100,000
New Mexico - 10.5%
         5,400,000    Farmington, New Mexico, Pollution Control Revenue Bond, (Arizona Public Service
                      Company), Series A, Variable Rate, 2.2000%, 5/1/24                                                   5,400,000
Ohio - 1.9%
           995,000    Akron Bath Copley, Ohio, Joint Township Hospital District Revenue, (Summner Project),
                      Variable Rate, 2.2800%, 12/1/32                                                                        995,000
Texas - 9.1%
           365,000    Bell County, Texas, Health Facilities Development, (Baptist Care, Inc.), Variable
                      Rate, 3.2000%, 5/1/23                                                                                  365,000
         1,260,000    San Benito, Texas, Consolidated Independent School, Variable Rate, 4.5500%, 2/15/11                  1,281,755
         3,000,000    Texas State, Tax and Revenue Anticipation Notes, 4.5000%, 8/28/08                                    3,006,517
                                                                                                                           4,653,272
Wyoming - 1.8%
           300,000    Sweetwater County, Wyoming, Hospital Revenue Bonds, (Memorial Hospital Project), Series A,
                      Variable Rate, 2.2300%, 9/1/26                                                                         300,000
           650,000    Sweetwater County, Wyoming, Hospital Revenue Bonds, (Memorial Hospital Project), Series B,
                      Variable Rate, 2.2100%, 9/1/37                                                                         650,000
                                                                                                                             950,000

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $51,381,272) - 100%                                                                $        51,381,272
------------------------------------------------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rates in the security description are as of July 31, 2008.

Money market funds may hold securities with stated maturities of greater than 397 days when those securities have features that allow a fund to "put" back the security to the issuer or to a third party within 397 days of acquisition. The maturity dates shown in the security descriptions are the stated maturity dates.

Janus Triton Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                    Value
-----------------------------------------------------------------------------------------------------------------------------------
Common Stock - 75.1%
Advanced Materials/Products - 0.5%
            74,855    Metabolix, Inc.*,#                                                                         $          936,436
Advertising Sales - 0.9%
            46,708    Lamar Advertising Co. - Class A*,#                                                                  1,773,970
Aerospace and Defense - 1.5%
            43,070    Embraer-Empresa Brasileira de Aeronautica S.A. (ADR)                                                1,316,219
            47,850    TransDigm Group, Inc.*,#                                                                            1,761,359
                                                                                                                          3,077,578
Auction House - Art Dealer - 1.3%
           100,810    Ritchie Bros. Auctioneers, Inc. (U.S. Shares)#                                                      2,632,149
Audio and Video Products - 1.2%
            87,910    DTS, Inc.*,#                                                                                        2,513,347
Casino Services - 0.4%
           292,326    Elixir Gaming Technologies Inc. Private Placement*                                                    342,021
           376,380    Elixir Gaming Technologies Inc.*                                                                      440,365
                                                                                                                            782,386
Commercial Banks - 0.7%
           112,955    East West Bancorp, Inc.#                                                                            1,345,294
Commercial Services - 4.9%
            50,490    CoStar Group, Inc.*,**,#                                                                            2,518,946
           120,730    Iron Mountain, Inc.*                                                                                3,501,170
           185,045    Standard Parking Corp.*                                                                             3,989,569
                                                                                                                         10,009,685
Commercial Services - Finance - 2.6%
           186,135    Euronet Worldwide, Inc.*,#                                                                          2,978,159
           124,280    Riskmetrics Group, Inc.*,#                                                                          2,239,526
                                                                                                                          5,217,685
Computer Software - 0.6%
            64,240    Omniture, Inc.*,#                                                                                   1,114,564
Consulting Services - 0.3%
           158,125    Information Services Group, Inc.*,#                                                                   673,613
Decision Support Software - 1.0%
            70,181    MSCI, Inc.*                                                                                         2,087,885
Diagnostic Equipment - 1.7%
           114,667    IMMUCOR, INC.*                                                                                      3,454,917
Diagnostic Kits - 1.7%
            62,075    IDEXX Laboratories, Inc.*                                                                           3,321,013
Distribution/Wholesale - 0.9%
            49,310    MWI Veterinary Supply, Inc.*                                                                        1,727,822
Diversified Operations - 2.1%
           136,115    Barnes Group, Inc.#                                                                                 3,074,837
           976,000    Melco International Development, Ltd.                                                                 605,482
         3,289,289    Polytec Asset Holdings, Ltd.                                                                          622,464
                                                                                                                          4,302,783
Electronic Components - Semiconductors - 2.2%
           530,631    ARM Holdings PLC                                                                                    1,000,240
           130,955    Microsemi Corp.*                                                                                    3,399,592
                                                                                                                          4,399,832
Electronic Connectors - 1.2%
            48,780    Amphenol Corp. - Class A                                                                            2,325,343
Electronic Measuring Instruments - 0.9%
            54,234    Trimble Navigation, Ltd.*,**                                                                        1,800,569
Energy - Alternate Sources - 0.6%
            83,475    JA Solar Holdings Company, Ltd. (ADR)*                                                              1,266,316
Enterprise Software/Services - 1.0%
           127,945    Omnicell, Inc.*                                                                                     2,079,106
Filtration and Separations Products - 0.9%
            49,410    CLARCOR, Inc. **,#                                                                                  1,903,273
Finance - Consumer Loans - 0.6%
           112,790    Nelnet, Inc. - Class A                                                                              1,215,876
Finance - Other Services - 1.9%
            35,840    FCStone Group, Inc.*,#                                                                                690,278
           322,145    MarketAxess Holdings, Inc.*                                                                         3,118,364
                                                                                                                          3,808,642
Footwear and Related Apparel - 0.9%
            64,890    Wolverine World Wide, Inc.                                                                          1,734,510
Human Resources - 1.2%
           104,285    Resources Connection, Inc.*                                                                         2,413,155
Internet Applications Software - 1.1%
           106,170    DealerTrack Holdings, Inc.*,#                                                                       1,654,128
             1,010    E-Seikatsu Company, Ltd.*                                                                             574,158
                                                                                                                          2,228,286
Internet Connectivity Services - 0.7%
           117,870    Cogent Communications Group*,#                                                                      1,421,512
Life and Health Insurance - 0.8%
            65,160    Odontoprev S.A.                                                                                     1,706,195
Machinery - General Industrial - 2.0%
            52,415    Roper Industries, Inc.                                                                              3,206,749
         1,665,570    Shanghai Electric Group Company, Ltd.*                                                                732,021
                                                                                                                          3,938,770
Medical - Biomedical and Genetic - 1.4%
           143,805    PDL BioPharma, Inc.*                                                                                1,606,302
            54,470    Sequenom, Inc.*                                                                                     1,163,479
                                                                                                                          2,769,781
Medical - Drugs - 1.2%
           158,615    Achillion Pharmaceuticals, Inc.*                                                                      448,880
           135,355    Array BioPharma, Inc.*                                                                              1,057,123
           196,340    BioForm Medical, Inc.*,#                                                                              993,480
                                                                                                                          2,499,483
Medical Instruments - 1.8%
            83,755    CONMED Corp.*                                                                                       2,545,314
           124,710    Spectranetics, Corp.*                                                                               1,116,155
                                                                                                                          3,661,469
Medical Products - 1.6%
           328,785    Tomotherapy, Inc.*                                                                                  3,205,654
Oil - Field Services - 0.8%
            90,385    Acergy S.A. (ADR)                                                                                   1,517,564
Oil and Gas Drilling - 0.9%
            30,475    Helmerich & Payne, Inc.                                                                             1,801,987
Oil Companies - Exploration and Production - 1.7%
            36,925    Sandridge Energy, Inc.*                                                                             1,805,264
            17,808    Whitting Petroleum, Corp.*                                                                          1,668,075
                                                                                                                          3,473,339
Physical Practice Management - 1.5%
            59,375    Healthways, Inc.*,#                                                                                 1,508,719
            32,620    Pediatrix Medical Group, Inc.*                                                                      1,586,963
                                                                                                                          3,095,682
Printing - Commercial - 1.1%
            83,010    VistaPrint, Ltd.*,#                                                                                 2,139,168
Real Estate Management/Services - 0.7%
            28,290    Jones Lang LaSalle, Inc.                                                                            1,347,736
Real Estate Operating/Development - 1.2%
            82,670    Rodobens Negocios Imobiliarios S.A.                                                                 1,079,177
            38,195    St. Joe Co.#                                                                                        1,337,971
                                                                                                                          2,417,148
REIT - Diversified - 0.7%
           124,024    CapitalSource, Inc.                                                                                 1,441,159
Retail - Apparel and Shoe - 1.4%
           149,725    BEBE Stores, Inc.#                                                                                  1,552,648
            45,035    Nordstrom, Inc.                                                                                     1,294,306
                                                                                                                          2,846,954
Retail - Petroleum Products - 0.9%
            73,465    World Fuel Services Corp.                                                                           1,770,507
Retail - Restaurants - 0.4%
            10,475    Chipotle Mexican Grill, Inc. - Class A*,#                                                             717,538
Retail - Sporting Goods - 0.7%
            99,095    Zumiez, Inc.*,#                                                                                     1,462,642
Semiconductor Components/Integrated Circuits - 1.7%
           629,955    Atmel Corp.*                                                                                        2,223,741
            40,985    Cypress Semiconductor Corp.*,**                                                                     1,116,841
                                                                                                                          3,340,582
Telecommunication Equipment - 1.5%
            66,910    CommScope, Inc.*                                                                                    2,983,517
Telecommunication Services - 3.0%
            38,325    Amdocs, Ltd. (U.S. Shares)*                                                                         1,165,463
            66,240    NeuStar, Inc. - Class A*                                                                            1,389,715
           142,990    SAVVIS, Inc.*                                                                                       2,306,428
            77,265    Time Warner Telecom, Inc. - Class A*                                                                1,234,695
                                                                                                                          6,096,301
Theaters - 1.4%
           217,310    National Cinemedia, Inc.#                                                                           2,779,395
Therapeutics - 1.1%
           287,095    MannKind Corp.*,#                                                                                   1,042,155
            67,780    Theravance, Inc.*,#                                                                                 1,083,124
                                                                                                                          2,125,279
Transactional Software - 0.8%
            55,785    Solera Holdings, Inc.*                                                                              1,617,207
Transportation - Equipment and Leasing - 1.0%
            45,655    GATX Corp.                                                                                          2,075,933
Transportation - Marine - 1.3%
           220,605    Horizon Lines, Inc. - Class A#                                                                      2,603,139
Transportation - Services - 0.4%
           483,000    Integrated Distribution Services Group, Ltd.                                                          804,518
Transportation - Truck - 2.1%
            69,930    Forward Air Corp.#                                                                                  2,558,739
            46,290    Old Dominion Freight Line, Inc.*,#                                                                  1,698,843
                                                                                                                          4,257,582
Web Hosting/Design - 2.5%
            37,730    Equinix, Inc.*,**,#                                                                                 3,069,712
           274,360    Terremark Worldwide, Inc.*,#                                                                        1,862,904
                                                                                                                          4,932,616
Wireless Equipment - 2.0%
           108,655    SBA Communications Corp. - Class A*                                                                 4,116,938
-----------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $163,371,108)                                                                                  151,113,330
-----------------------------------------------------------------------------------------------------------------------------------
Money Markets - 8.4%
         8,671,364    Janus Institutional Cash Management Fund - Institutional Shares - 2.56%                             8,671,364
         8,221,297    Janus Institutional Money Market Fund - Institutional Shares - 2.52%                                8,221,297
-----------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $16,892,661)                                                                                   16,892,661
-----------------------------------------------------------------------------------------------------------------------------------
Other Securities - 17.6%
         3,403,087    Allianz Dresdner Daily Asset Fund +                                                                 3,403,087
                      Repurchase Agreements:
         1,101,699    Banc of America Securities LLC, N.A., 2.0200%, 8/1/08+                                              1,101,699
         3,455,410    BNP Paribas Securities Corp., 2.0800%, 8/1/08+                                                      3,455,410
         2,303,607    Credit Suisse First Boston Corp., 2.0700%, 8/1/08+                                                  2,303,607
         4,607,213    Deutsche Bank Securities Inc., 2.0800%, 8/1/08+                                                     4,607,213
         1,151,803    Morgan Stanley & Co., 2.0500%, 8/1/08+                                                              1,151,803
                                                                                                                         12,619,732
                      Time Deposits:
         2,291,448    Abbey National Treasury, N.A., 2.1500%, 8/1/08+                                                     2,291,448
         2,303,607    Calyon, N.A., 2.2000%, 8/1/08+                                                                      2,303,607
         2,303,607    Danske Bank, Cayman Islands, N.A., 2.2000%, 8/1/08+                                                 2,303,607
         2,303,607    Dexia Bank S.A. Brussels, N.A., 2.2000%, 8/1/08+                                                    2,303,607
           102,339    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                              102,339
         2,303,607    ING Bank N.V., Amsterdam, N.A., 2.2000%, 8/1/08+                                                    2,303,607
         2,303,607    Lloyd's TSB Group PLC, N.A., 2.1500%, 8/1/08+                                                       2,303,607
         2,303,607    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                            2,303,607
         2,303,607    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                       2,303,607
           891,966    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                              891,966
                                                                                                                         19,411,022
-----------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $35,433,821)                                                                                35,433,821

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (cost $215,697,590)                                                                                   203,439,812

-----------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (1.1)%
Retail - Apparel and Shoe - (0.7)%
            21,555    Aeropostale, Inc.*                                                                                   (695,149)
            16,115    Buckle, Inc.                                                                                         (829,439)
                                                                                                                         (1,524,588)
Retail - Discount - (0.4)%
            31,275    Citi Trends, Inc*                                                                                    (723,391)
-----------------------------------------------------------------------------------------------------------------------------------
Total Securities Sold Short (proceeds $2,165,562) - (1.1)%                                                               (2,247,979)

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $213,532,028) - 100%                                     $      201,191,833
===================================================================================================================================

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                           $  2,943,685              1.4%
Brazil                                               4,101,591              2.0%
Canada                                               2,632,149              1.3%
Cayman Islands                                       1,888,780              0.9%
China                                                  732,021              0.4%
Guernsey                                             1,165,463              0.6%
Hong Kong                                              605,482              0.3%
Japan                                                  574,157              0.3%
Luxembourg                                           1,517,564              0.7%
United Kingdom                                       1,000,240              0.5%
United States++                                    186,278,680             91.6%
--------------------------------------------------------------------------------
Total                                             $203,439,812            100.0%

++Includes Short-Term Securities and Other Securities (65.6% excluding Short-Term Securities and Other Securities)

              Summary of Investments by Country - (Short Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Securities
                                                                      Sold Short
--------------------------------------------------------------------------------
United States                                     $(2,247,979)          (100.0)%
--------------------------------------------------------------------------------
Total                                             $(2,247,979)          (100.0)%

                                                                        Value
================================================================================
Schedule of Written Options - Calls
                  Trimble Navigation, Ltd.
                     expires November 2008
                     223 contracts
                     exercise price $30.00                          $  (122,650)
================================================================================
Total Written Options - Calls
                  (Premiums received $77,380)                       $  (122,650)
================================================================================

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

REIT              Real Estate Investment Trust

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*                 Non-income-producing security.

** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.

# Loaned security; a portion or all of the security is on loan as of July 31,2008.

+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Triton Fund                                                $     4,957,720

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                               Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 88.7%
Aerospace and Defense - 0.9%
        13,185,720    BAE Systems PLC                                                                            $       117,247,620
Agricultural Chemicals - 12.9%
         3,081,185    Monsanto Co.                                                                                       366,999,945
         4,657,725    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)**                                           951,433,487
         1,195,851    Syngenta A.G.                                                                                      348,638,535
                                                                                                                       1,667,071,967
Agricultural Operations - 3.0%
         3,903,265    Bunge, Ltd. #                                                                                      386,110,974
Audio and Video Products - 1.7%
         5,951,965    Sony Corp. (ADR)                                                                                   224,210,522
Casino Hotels - 0.8%
         2,245,845    Las Vegas Sands Corp.*                                                                             102,230,864
Computers - 13.6%
         4,371,730    Apple, Inc.*                                                                                       694,886,484
         8,632,255    Research In Motion, Ltd. (U.S. Shares)* , **                                                     1,060,213,559
                                                                                                                       1,755,100,043
Diversified Minerals - 3.7%
        15,639,525    Companhia Vale do Rio Doce (ADR)#                                                                  469,654,936
Engineering - Research and Development Services - 4.5%
        22,079,447    ABB, Ltd.**                                                                                        581,924,488
Enterprise Software/Services - 3.2%
        18,994,775    Oracle Corp.*                                                                                      408,957,506
Entertainment Software - 0.7%
         2,085,165    Electronic Arts, Inc.*                                                                              90,037,425
Finance - Investment Bankers/Brokers - 4.5%
         2,259,800    Goldman Sachs Group, Inc. #                                                                        415,893,592
         9,772,495    Lehman Brothers Holdings, Inc. #                                                                   169,455,063
                                                                                                                         585,348,655
Finance - Other Services - 1.3%
           458,795    CME Group, Inc.                                                                                    165,225,843
Medical - Biomedical and Genetic - 13.7%
        10,258,851    Celgene Corp.* , **                                                                                774,440,662
         2,023,451    Genentech, Inc.*                                                                                   192,733,708
        14,718,540    Gilead Sciences, Inc.*                                                                             794,506,789
                                                                                                                       1,761,681,159
Medical - Drugs - 1.5%
         2,608,693    Elan Corporation PLC (ADR)*                                                                         52,304,295
           749,533    Roche Holding A.G.                                                                                 138,441,554
                                                                                                                         190,745,849
Networking Products - 2.6%
        15,058,015    Cisco Systems, Inc.*                                                                               331,125,750
Oil Companies - Exploration and Production - 5.5%
         1,560,990    Apache Corp.                                                                                       175,096,248
         1,724,407    EOG Resources, Inc.                                                                                173,354,636
         4,526,980    Occidental Petroleum Corp.                                                                         356,861,833
                                                                                                                         705,312,717
Oil Companies - Integrated - 4.2%
         5,386,560    Hess Corp.                                                                                         546,197,184
Optical Supplies - 3.2%
         2,368,980    Alcon, Inc. (U.S. Shares)                                                                          408,483,221
Retail - Drug Store - 2.9%
        10,293,450    CVS/Caremark Corp.                                                                                 375,710,925
Web Portals/Internet Service Providers - 4.3%
         1,163,671    Google, Inc. - Class A*                                                                            551,289,136
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $6,916,915,515)                                                                              11,423,666,784
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 5.1%
       607,947,793    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                             607,947,792
        54,411,783    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                 54,411,783
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $662,359,575)                                                                                  662,359,575
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 6.2%
        36,954,149    Allianz Dresdner Daily Asset Fund+                                                                  36,954,149
       298,277,476    Repurchase Agreements+                                                                             298,277,476
       458,794,593    Time Deposits+                                                                                     458,794,593
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $794,026,218)                                                                               794,026,218
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $8,373,301,308) - 100.0%                                                           $    12,880,052,577
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                              Value       % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Bermuda                                        386,110,974                  3.0%
Brazil                                         469,654,936                  3.7%
Canada                                       2,011,647,045                 15.6%
Ireland                                         52,304,295                  0.4%
Japan                                          224,210,522                  1.7%
Switzerland                                  1,477,487,799                 11.5%
United Kingdom                                 117,247,620                  0.9%
United States++                              8,141,389,386                 63.2%
--------------------------------------------------------------------------------
Total                                   $   12,880,052,577                100.0%

++ Includes Short-Term Securities and Other Securities (51.9% excluding Short-Term Securities and Other Securities).

Financial Futures - Short
23,630 Contracts              S&P 500(R) E-mini
                                 expires September 2008, principal
                                 amount $1,495,067,832, value $1,497,078,650
                                 cumulative depreciation                             $ 2,010,818

1,160 Contracts               S&P 500(R) Index
                                 expires September 2008, principal
                                 amount $368,685,990, value $367,459,000
                                 cumulative appreciation                             $(1,226,990)


Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.


*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales and/or securities with extended settlement dates.
#     Loaned security; a portion or all of the security is on loan at July 31,
      2008
+ The security is purchased with the cash collateral received from securities on loan.

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                            Aggregate Value
--------------------------------------------------------------------------------
Janus Twenty Fund                                                 $2,032,629,100

Janus Venture Fund

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts                                                                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 79.5%
Advanced Materials/Products - 0.7%
           171,161    Ceradyne, Inc.*,#                                                                          $        7,933,313
           213,595    Metabolix, Inc.*,#                                                                                  2,672,073
                                                                                                                         10,605,386
Advertising Agencies - 0.3%
           539,695    MDC Partners, Inc. (U.S. Shares) - Class A*                                                         4,668,362
Auction House - Art Dealer - 0.5%
           259,085    Sotheby's Holdings, Inc. - Class A*,#                                                               7,187,018
Audio and Video Products - 0.7%
           361,845    DTS, Inc.*,#                                                                                       10,345,149
Automotive - Truck Parts and Equipment - Replacement - 0.3%
           588,688    Motorcar Parts of America, Inc.*,ss.,&                                                              3,826,472
Building and Construction - Miscellaneous - 0%
         9,940,804    Dore Holdings, Ltd.                                                                                   291,333
Casino Hotels - 0.3%
         1,451,136    Century Casinos, Inc.*,#,&                                                                          4,309,874
Casino Services - 1.0%
         4,404,201    Elixir Gaming Technologies Inc. Private Placement*,&                                                5,152,915
           347,580    Elixir Gaming Technologies Inc.*                                                                      406,669
           482,833    Pokertek, Inc.*,&                                                                                   1,709,229
         5,453,641    Progressive Gaming International Corp.*,#,&                                                         6,544,369
                                                                                                                         13,813,182
Commercial Services - 3.8%
           723,415    CoStar Group, Inc.*,#                                                                              36,091,173
           223,210    HMS Holdings, Corp.*                                                                                5,553,465
         2,346,939    Intermap Technologies, Ltd.*,&                                                                     10,477,201
           229,805    Providence Service Corp.*,#                                                                         2,504,875
                                                                                                                         54,626,714
Commercial Services - Finance - 1.8%
           276,395    Bankrate, Inc.*,#                                                                                   8,692,623
           444,050    Euronet Worldwide, Inc.*,#                                                                          7,104,800
           567,390    Riskmetrics Group, Inc.*,#                                                                         10,224,368
                                                                                                                         26,021,791
Computer Graphics - 0.7%
           817,532    Monotype Imaging Holdings, Inc.*                                                                   10,595,215
Computer Services - 0.6%
         3,140,420    LivePerson, Inc.*,#,&                                                                               8,887,389
Computer Software - 1.1%
           878,050    Omniture, Inc.*,**,#                                                                               15,234,168
Computers - Memory Devices - 0.9%
           594,210    Data Domain, Inc.*,#                                                                               12,811,168
Computers - Other - 0.1%
        39,045,345    A-Max Holdings, Ltd.*                                                                               1,371,912
Consulting Services - 1.5%
           263,911    Huron Consulting Group, Inc.*,#                                                                    13,765,598
         1,961,073    Information Services Group, Inc.*,#,&                                                               8,354,171
                                                                                                                         22,119,769
Consumer Products - Miscellaneous - 1.6%
           983,640    Jarden Corp.*,#                                                                                    23,636,869
Decision Support Software - 0.3%
           134,100    MSCI, Inc.*                                                                                         3,989,475
Diagnostic Equipment - 0.8%
           392,620    IMMUCOR, Inc.*                                                                                     11,829,641
Distribution/Wholesale - 0.7%
           269,866    MWI Veterinary Supply, Inc.*                                                                        9,456,105
Diversified Operations - 1.3%
           280,420    Barnes Group, Inc.#                                                                                 6,334,688
        28,151,608    Polytec Asset Holdings, Ltd.                                                                        5,327,400
         5,207,943    Wyndcrest Holdings LLC*,oo,ss.,&                                                                    7,291,120
                                                                                                                         18,953,208
Drug Delivery Systems - 0.7%
           904,930    I-Flow Corp.*,#                                                                                     9,393,173
E-Commerce/Products - 0.9%
           313,535    Mercadolibre, Inc.*,#                                                                              11,240,229
            29,670    The Parent Company*,#                                                                                  48,659
           973,062    The Parent Company*,&                                                                               1,595,822
                                                                                                                         12,884,710
E-Commerce/Services - 0.1%
         3,127,885    Think Partnership, Inc.*,#,&                                                                        1,157,317
         4,720,398    Workstream, Inc. (U.S. Shares)*,#,&                                                                   755,264
                                                                                                                          1,912,581
Electronic Components - Semiconductors - 0.5%
           282,445    Microsemi Corp.*                                                                                    7,332,272
Electric Products - Miscellaneous - 0.5%
           541,525    Harbin Electric Private Placement*,oo,ss.                                                           7,320,335
E-Marketing/Information - 0.3%
           271,900    Constant Contact, Inc.*,#                                                                           4,845,258
Energy - Alternate Sources - 1.2%
           194,560    GT Solar International, Inc.*                                                                       2,385,306
         1,012,125    JA Solar Holdings Company, Ltd. (ADR)*,#                                                           15,353,936
                                                                                                                         17,739,242
Engineering - Research and Development Services - 0.2%
            76,570    Stanley, Inc.*                                                                                      2,391,281
Enterprise Software/Services - 3.6%
           178,170    Concur Technologies, Inc.*,**                                                                       7,344,167
           262,550    MedAssets, Inc.*,#                                                                                  3,969,756
           195,085    Omnicell, Inc.*                                                                                     3,170,131
           229,245    Salary.com, Inc.*                                                                                     935,320
         1,409,050    Ultimate Software Group, Inc.*,&                                                                   36,959,381
                                                                                                                         52,378,755
E-Services/Consulting - 0.9%
           804,165    GSI Commerce, Inc.*,#                                                                              12,255,475
Finance - Investment Bankers/Brokers - 1.3%
           222,340    Duff & Phelps Corp.*,#                                                                              3,822,025
           362,930    Evercore Partners, Inc. - Class A#                                                                  4,739,866
           417,485    optionsXpress Holdings, Inc.                                                                       10,357,802
                                                                                                                         18,919,693
Finance - Other Services - 0.3%
           242,305    FCStone Group, Inc.*,#                                                                              4,666,794
Firearms and Ammunition - 0.9%
         1,512,505    Smith & Wesson Holding Corp.*,#                                                                     6,791,147
         1,052,040    Sturm Ruger and Company, Inc.*,#,&                                                                  6,364,842
                                                                                                                         13,155,989
Gambling - Non-Hotel - 0.5%
           907,650    Great Canadian Gaming Corp.*                                                                        7,660,541
Hotels and Motels - 0.7%
         1,901,500    Kingdom Hotel Investments (GDR)*                                                                   10,458,250
Human Resources - 1.3%
           781,740    Resources Connection, Inc.*                                                                        18,089,464
Identification Systems and Devices - 0.8%
           864,775    L-1 Identity Solutions, Inc.*,#                                                                    11,648,519
Internet Applications Software - 0.7%
           638,620    DealerTrack Holdings, Inc.*,#                                                                       9,949,700
Internet Content - Information/News - 0.6%
         1,640,185    Health Grades, Inc.*,&                                                                              5,281,396
           416,620    TechTarget*,#                                                                                       2,953,836
                                                                                                                          8,235,232
Investment Companies - 0.6%
           609,288    Hercules Technology Growth Capital, Inc.                                                            6,062,415
           260,960    UTEK Corp.*,#                                                                                       2,669,621
                                                                                                                          8,732,036
Life and Health Insurance - 0%
            18,900    OdontoPrev S.A.                                                                                       494,891
Marine Services - 0.5%
         1,548,955    Odyssey Marine Exploration, Inc.*,#                                                                 6,753,444
Medical - Biomedical and Genetic - 0.8%
           359,330    Acorda Therapeutics, Inc.*,#                                                                       11,789,617
Medical - Nursing Homes - 0.5%
           499,050    Skilled Healthcare Group, Inc.*                                                                     7,291,121
Medical - Outpatient and Home Medical Care - 1.5%
           684,932    Hythiam, Inc.*                                                                                      1,643,837
         1,549,375    Hythiam, Inc.*                                                                                      3,718,500
           557,450    LHC Group LLC*,#                                                                                   15,619,749
                                                                                                                         20,982,086
Medical Information Systems - 0.4%
           200,460    Athenahealth, Inc.*,#                                                                               6,053,892
Medical Instruments - 0.4%
           140,679    CONMED Corp.*                                                                                       4,275,235
           151,130    Trans1 Inc.*,#                                                                                      1,399,464
                                                                                                                          5,674,699
Medical Labs and Testing Services - 0.9%
           205,893    Bio-Reference Laboratories, Inc.*,#                                                                 5,324,393
           235,792    Genoptix, Inc.*,#                                                                                   6,873,337
                                                                                                                         12,197,730
Medical Products - 2.0%
            87,637    Orthofix International NV (U.S. Shares)*                                                            2,084,884
           891,275    PSS World Medical, Inc.*                                                                           14,937,769
         1,231,731    Tomotherapy, Inc.*,#                                                                               12,009,377
                                                                                                                         29,032,030
Motion Pictures and Services - 2.0%
         2,915,560    Lions Gate Entertainment Corp. (U.S. Shares)*                                                      28,718,266
MRI and Medical Diagnostic Imaging Center - 0.4%
           539,695    Radnet, Inc.*,#                                                                                     3,346,109
           208,247    Virtual Radiologic Corp.*,#,&                                                                       1,928,367
                                                                                                                          5,274,476
Music - 0.1%
         4,750,000    Genius Products, Inc.*,ss.,&                                                                        1,757,500
Networking Products - 1.7%
           735,360    Infinera Corp.*,#                                                                                   8,280,154
           776,470    Starent Networks Corp.*,#                                                                          10,171,757
           388,915    Switch and Data, Inc.*,#                                                                            6,545,439
                                                                                                                         24,997,350
Oil - Field Services - 0.7%
           514,228    Flint Energy Services, Ltd.*                                                                        9,709,903
Oil Companies - Exploration and Production - 1.7%
           277,860    Carrizo Oil & Gas, Inc.*,**                                                                        13,987,473
           445,057    Northern Oil and Gas, Inc.*,#                                                                       4,130,129
            66,860    Whitting Petroleum, Corp.*                                                                          6,262,776
                                                                                                                         24,380,378
Pharmacy Services - 1.2%
           581,020    HealthExtras, Inc.*                                                                                17,436,410
Physical Practice Management - 1.5%
           421,840    Healthways, Inc.*,#                                                                                10,718,954
           232,410    Pediatrix Medical Group, Inc.*                                                                     11,306,747
                                                                                                                         22,025,701
Physical Therapy and Rehabilitation Centers - 0.7%
           268,880    Psychiatric Solutions, Inc.*,#                                                                      9,416,178
Printing - Commercial - 2.0%
            21,560    Cenveo, Inc.*                                                                                         199,214
         1,121,479    VistaPrint, Ltd.*,#                                                                                28,900,514
                                                                                                                         29,099,728
Private Corrections - 1.2%
           712,880    Geo Group, Inc.*,#                                                                                 17,137,635
Real Estate Management/Services - 2.9%
           691,720    E-House China Holdings, Ltd. (ADR)*,#                                                               6,564,423
         1,877,877    LPS Brasil - Consultoria de Imoveis S.A.*                                                          34,779,942
                                                                                                                         41,344,365
Real Estate Operating/Development - 0.3%
           343,165    Rodobens Negocios Imobiliarios S.A.                                                                 4,479,686
Retail - Apparel and Shoe - 0.8%
         1,159,450    BEBE Stores, Inc.#                                                                                 12,023,497
Retail - Petroleum Products - 0.9%
           515,130    World Fuel Services Corp.                                                                          12,414,633
Retail - Video Rental - 0%
           100,000    Genius Products, Inc.*                                                                                 37,000
Schools - 2.6%
           366,464    American Public Education, Inc.*                                                                   16,648,460
           684,565    Anhanguera Educacional*                                                                            13,334,546
            50,825    Capella Education Co.*                                                                              2,653,065
           290,355    Corinthian Colleges, Inc.*,#                                                                        4,573,091
                                                                                                                         37,209,162
Telecommunication Equipment - 0.5%
           687,236    Arris Group, Inc.*                                                                                  6,576,849
Telecommunication Equipment - Fiber Optics - 0.8%
           673,620    IPG Photonics Corp.*,#                                                                             11,963,491
Telecommunication Services - 2.0%
           156,121    012 Smile Communications, Ltd. (U.S. Shares)*                                                       1,417,579
           775,570    NeuStar, Inc. - Class A*                                                                           16,271,458
           515,205    SAVVIS, Inc.*                                                                                       8,310,257
         1,581,188    UCN, Inc.*,&                                                                                        3,162,376
                                                                                                                         29,161,670
Theaters - 0.6%
           716,575    National Cinemedia, Inc.#                                                                           9,164,994
Toys - 1.3%
           539,320    Marvel Entertainment, Inc.*,**,#                                                                   18,714,404
Transactional Software - 3.5%
           998,240    Solera Holdings, Inc.*                                                                             28,938,978
           632,570    SXC Health Solutions Corp. (U.S. Shares)*                                                           8,596,626
           963,095    Yucheng Technologies Ltd. (U.S. Shares)*,#,&                                                       12,481,711
                                                                                                                         50,017,315
Transportation - Marine - 1.3%
         1,630,698    Horizon Lines, Inc. - Class A**,#,&                                                                19,242,236
Transportation - Truck - 1.7%
           445,115    Forward Air Corp.#                                                                                 16,286,758
           218,250    Old Dominion Freight Line, Inc.*,#                                                                  8,009,775
                                                                                                                         24,296,533
Veterinary Diagnostics - 0.1%
           341,695    Animal Health International, Inc.*                                                                  1,882,739
Web Hosting/Design - 3.6%
           482,567    Equinix, Inc.*,**,#                                                                                39,261,650
         3,704,519    NaviSite Inc.*,&                                                                                   12,076,732
                                                                                                                         51,338,382
Wire and Cable Products - 0.8%
           623,061    Fushi Copperweld, Inc. Private Placement*                                                           9,750,904
            86,955    Fushi Copperweld, Inc.*,#                                                                           1,360,846
                                                                                                                         11,111,750
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $1,169,947,994)                                                                              1,145,751,241
------------------------------------------------------------------------------------------------------------------------------------
Warrants - 0%
Automotive - Truck Parts and Equipment - Replacement - 0%
            88,303    Motorcar Parts of America, Inc. - expires 5/17/12 oo,ss.                                               30,429
Casino Services - 0%
           146,926    Pokertek, Inc. - expires 4/23/12 oo,ss.                                                               112,046
Music - 0%
         1,425,000    Genius Products, Inc. - expires 12/5/10 oo,ss.                                                        123,547
------------------------------------------------------------------------------------------------------------------------------------
Total Rights/Warrants (cost $1,994,295)                                                                                     266,022
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Calls - 0.2%
             2,000    Equinix, Inc.**
                       expires September 2008
                       exercise price $80.00                                                                              1,319,999
             2,000    FCStone Group, Inc.**
                       expires October 2008
                       exercise price $17.50                                                                                934,000
             1,000    Jarden Corp.
                       expires October 2008
                       exercise price $22.50                                                                                330,000
             1,397    Jarden Corp.
                       expires October 2008
                       exercise price $25.00                                                                                286,385
             1,000    Omniture, Inc.
                       expires September 2008
                       exercise price $22.50                                                                                 31,330
            80,391    Parent Company (LEAPS)oo
                       expires October 2009
                       exercise price $6.40                                                                                  36,498
            20,231    Parent Company (LEAPS)oo
                       expires October 2009
                       exercise price $6.85                                                                                   8,750
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Calls (cost $2,996,063)                                                                         2,946,962
------------------------------------------------------------------------------------------------------------------------------------
Purchased Options - Puts - 0.3%
             2,278    Carrizo Oil & Gas, Inc.**
                       expires October 2008
                       exercise price $70.00                                                                              4,578,780
             1,780    Concur Technologies, Inc.**
                       expires August 2008
                       exercise price $35.00                                                                                 53,400
------------------------------------------------------------------------------------------------------------------------------------
Total Purchased Options - Puts (cost $1,896,712)                                                                          4,632,180
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 20.1%
        61,859,390    Allianz Dresdner Daily Asset Fund+                                                                 61,859,390
                      Repurchase Agreements:
         7,842,177    Bank of America, N.A., 2.0200%, 8/1/08+                                                             7,842,177
        24,596,492    BNP Paribas Secs Corp., N.A., 2.0800%, 8/1/08+                                                     24,596,492
        16,397,661    Credit Suisse First Boston, N.A., 2.0700%, 8/1/08+                                                 16,397,661
        32,795,323    Deutsche Bank Securities, Inc., N.A., 2.0800%, 8/1/08+                                             32,795,323
         8,198,831    Morgan Stanley & Company, N.A., 2.0500%, 8/1/08+                                                    8,198,831
                                                                                                                         89,830,484
                      Time Deposits:
        16,311,116    Abbey National Treasury Service, N.A., 2.1500%, 8/1/08+                                            16,311,116
        16,397,661    Calyon, N.A., 2.2000%, 8/1/08+                                                                     16,397,661
        16,166,664    Danske Bank A/S, Cayman Islands, N.A., 2.2000%, 8/1/08+                                            16,166,664
        16,397,661    Dexia Bank SA, Brussels, N.A., 2.2000%, 8/1/08+                                                    16,397,661
           728,477    DNB Nor Bank ASA, N.A., 2.0600%, 8/1/08+                                                              728,477
        16,397,661    ING Bank NV, Amsterdam, N.A., 2.2000%, 8/1/08+                                                     16,397,661
        16,397,661    Lloyds TSB Group PLC, London, N.A., 2.1500%, 8/1/08+                                               16,397,661
        16,397,661    Rabobank, London, N.A., 2.1875%, 8/1/08+                                                           16,397,661
        16,397,661    Svenska Handelsbanken, N.A., 2.1875%, 8/1/08+                                                      16,397,661
         6,349,261    Wells Fargo Bank, N.A., 2.0000%, 8/1/08+                                                            6,349,261
                                                                                                                        137,941,484
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $289,631,358)                                                                              289,631,358

------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $1,466,466,422) - 100.1%                                                                1,443,227,763
------------------------------------------------------------------------------------------------------------------------------------
Securities Sold Short - (0.1)%
Diversified Operations - (0.1)%
          (38,500)    Matthews International, Corp. (proceeds $1,894,155)                                                (1,921,535)
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments and Securities Sold Short (total cost $1,464,572,267) - 100%                                      $ 1,441,306,228
------------------------------------------------------------------------------------------------------------------------------------

Summary of Investments by Country- (Long Positions)
July 31, 2008 (unaudited)

                                                                 % of Investment
Country                                                  Value        Securities
--------------------------------------------------------------------------------
Bermuda                                     $       30,563,759              2.1%
Brazil                                              53,089,065              3.7%
British Virgin Islands                              12,481,711              0.9%
Canada                                              70,586,163              4.9%
Cayman Islands                                      37,704,009              2.6%
Israel                                               1,417,579              0.1%
Netherlands                                          2,084,884              0.1%
United States++                                  1,235,300,593             85.6%
--------------------------------------------------------------------------------
Total                                       $    1,443,227,763            100.0%

++Includes Other Securities (65.5% excluding Other Securities)


Summary of Investments by Country- (Short Positions)
July 31, 2008 (unaudited)

                                                                 % of Securities
Country                                       Value                   Sold Short
--------------------------------------------------------------------------------
United States                         $      (1,921,535)                  100.0%
--------------------------------------------------------------------------------
Total                                 $      (1,921,535)                  100.0%

                                                                                  Value
-------------------------------------------------------------------------------------------
Schedule of Written Options - Calls
                                        Carrizo Oil & Gas, Inc.
                                        expires October 2008
                                        2,778 contracts
                                        exercise price $85.00                  $   (55,560)

                                        Concur Technologies, Inc.
                                        expires August 2008
                                        1,780 contracts
                                        exercise price $40.00                     (391,600)

                                        Equinix, Inc.
                                        expires September 2008
                                        4,000 contracts
                                        exercise price $95.00                     (600,000)

                                        FCStone Group, Inc.
                                        expires October 2008
                                        2,000 contracts
                                        exercise price $25.00                     (382,000)
-------------------------------------------------------------------------------------------
Total Written Options - Calls
        (Premiums received $3,148,702)                                         $(1,429,160)
-------------------------------------------------------------------------------------------
Schedule of Written Options - Puts
                                        Carrizo Oil & Gas, Inc.
                                        expires October 2008
                                        1,000 contracts
                                        exercise price $55.00                  $  (840,000)

                                        Concur Technologies, Inc.
                                        expires August 2008
                                        1,780 contracts
                                        exercise price $30.00                      (21,360)

                                        FCStone Group, Inc.
                                        expires October 2008
                                        2,000 contracts
                                        exercise price $12.50                     (296,000)

                                        Omniture, Inc.
                                        expires September 2008
                                        1,000 contracts
                                        exercise price $20.00                     (320,420)
-------------------------------------------------------------------------------------------
Total Written Options - Puts
        (Premiums received $953,178)                                           $(1,477,780)
-------------------------------------------------------------------------------------------

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

GDR               Global Depositary Receipt

LEAPS             Long-Term Equity Anticipation Securities

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
** A portion of this security has been segregated by the custodian to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

oo Schedule of Fair Valued Securities (as of July 31, 2008)

                                                                                                Value as a % of
                                                                                                   Investment
Janus Venture Fund                                                              Value              Securities
---------------------------------------------------------------------------------------------------------------
Genius Products, Inc. - expires 12/5/10                                     $        23,547                0.0%
Harbin Electric Private Placement                                                 7,320,335                0.5%
Motorcar Parts of America, Inc. - expires 5/17/12                                    30,429                0.0%
Parent Company (LEAPS), expires October 2009, exercise price $6.40                   36,498                0.0%
Parent Company (LEAPS), expires October 2009, exercise price $6.85                    8,750                0.0%
Pokertek, Inc. - expires 4/23/12                                                    112,046                0.0%
Wyndcrest Holdings LLC                                                            7,291,120                0.5%
---------------------------------------------------------------------------------------------------------------
                                                                            $     4,777,477                1.0%

Securities are valued at "fair value" pursuant to procedures adopted by the Fund's Trustees. The Schedule of Fair Valued Securities does not include international equity securities fair valued pursuant to a systematic fair valuation model.


ss. Schedule of Restricted and Illiquid Securities (as of July 31, 2008)

                                                                                                                       Value as a %
                                                                    Acquisition      Acquisition                      of Investment
                                                                       Date             Cost             Value           Securities
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Genius Products, Inc.                                                 12/5/05     $  8,417,000     $   1,757,500              0.1%
Genius Products, Inc. - expires 12/5/10 oo                            12/5/05        1,083,000           123,547              0.0%
Harbin Electric Private Placement oo                                  6/25/08        7,651,748         7,320,335              0.5%
Motorcar Parts of America, Inc.                                       5/17/07        6,276,886         3,826,472              0.3%
Motorcar Parts of America, Inc. - expires 5/17/12 oo                  5/17/07          198,682            30,429              0.0%
Pokertek, Inc. - expires 4/23/12 oo                                   4/23/07          712,613           112,046              0.0%
Wyndcrest Holdings LLC oo                                             7/26/07        7,291,120         7,291,120              0.5%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                  $ 31,631,049     $  20,461,449              1.4%
------------------------------------------------------------------------------------------------------------------------------------

The Fund has registration rights for certain restricted securities held as of July 31, 2008. The issuer incurs all registration costs.


& The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the fiscal year ended July 31, 2008.

                                             Purchases                     Sales               Realized     Dividend       Value
                                       Shares         Cost         Shares        Cost         Gain/(Loss)    Income     at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Venture Fund
Century Casinos, Inc.*                        -     $         -      76,955    $   537,715    $   (63,000)   $      -   $  4,309,874
Elixir Gaming Technology, Inc.
  Private Placement*                          -               -           -              -               -          -      5,152,915
Genius Products, Inc.*                        -               -           -              -               -          -      1,757,500
Health Grades, Inc.*                          -               -           -              -               -          -      5,281,396
Horizon Lines, Inc. - Class A           307,575       3,395,644           -              -               -    179,377     19,242,236
Information Services Group, Inc.*             -               -           -              -               -          -      8,354,171
Intermap Technologies, Ltd.*                  -               -           -              -               -          -     10,477,201
LivePerson, Inc.*                             -               -           -              -               -          -      8,887,389
Megacable Holdings SAB de C.V.*       2,665,495       8,526,223   2,665,495      8,526,223         375,370          -              -
Motorcar Parts of America, Inc.*              -               -           -              -               -          -      3,826,472
NaviSite, Inc.*                         488,314       2,641,430           -              -               -          -     12,076,732
Nuco2, Inc.*                                  -               -     699,035     19,733,648         316,137          -              -
Pokertek, Inc.*                               -               -           -              -               -          -      1,709,229
Progressive Gaming International
  Corp.*                                 87,440         193,680           -              -               -          -      6,544,369
Sturm Ruger and Company, Inc.*                -               -           -              -               -          -      6,364,842
The Parent Company*                           -               -           -              -               -          -      1,595,822
Think Partnership, Inc.*                      -               -           -              -               -          -      1,157,317
UCN, Inc.*                              267,110         877,456           -              -               -          -      3,162,376
Ultimate Software Group, Inc.*                -               -     156,540      1,203,525       4,383,673          -     36,959,381
Virtual Radiologic Corp.*                     -               -       7,678        130,526           3,592          -      1,928,367
Workstream, Inc. (U.S. Shares)*         219,904       1,187,328     219,904      1,187,328     (1,027,960)          -        755,264
Wyndcrest Holdings LLC*                       -               -           -              -               -          -      7,291,120
Yucheng Technologies Ltd. (U.S.
  Shares)*                              393,083       5,564,570           -              -               -          -     12,481,711
------------------------------------------------------------------------------------------------------------------------------------
                                                    $22,386,331                $31,318,965    $  3,987,812   $      -   $159,315,684
------------------------------------------------------------------------------------------------------------------------------------

Aggregate collateral segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, option contracts, short sales and/or securities with extended settlement dates as of July 31, 2008 is noted below.

Fund                                                             Aggregate Value
--------------------------------------------------------------------------------
Janus Venture Fund                                                  $ 52,890,512

Janus Worldwide Fund

Schedule of Investments (unaudited)

Shares or Principal Amount                                                                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Common Stock - 90.6%
Agricultural Chemicals - 2.0%
           156,610    Potash Corporation of Saskatchewan, Inc. (U.S. Shares)                                     $        31,990,725
           123,209    Syngenta A.G.*                                                                                      35,920,365
                                                                                                                          67,911,090
Apparel Manufacturers - 2.4%
         7,384,000    Esprit Holdings, Ltd.                                                                               78,923,763
Applications Software - 1.4%
        13,705,576    Misys PLC                                                                                           46,377,282
Audio and Video Products - 1.1%
           935,800    Sony Corp.                                                                                          35,250,428
Automotive - Cars and Light Trucks - 0%
                49    Nissan Motor Company, Ltd.                                                                                 377
Broadcast Services and Programming - 1.1%
         1,300,005    Liberty Global, Inc. - Class A* #                                                                   37,479,144
Building - Residential and Commercial - 5.9%
         2,696,920    Centex Corp. #                                                                                      39,590,786
         2,763,085    Lennar Corp. - Class A#                                                                             33,433,329
         4,566,375    Pulte Homes, Inc.                                                                                   55,755,439
         3,328,660    Ryland Group, Inc.#,&                                                                               68,537,108
                                                                                                                         197,316,662
Building and Construction Products - Miscellaneous - 1.0%
         1,152,880    USG Corp. * #                                                                                       33,087,656
Building Products - Cement and Aggregate - 0.8%
         1,185,130    Cemex S.A. de C.V. (ADR)* #                                                                         25,195,864
Casino Hotels - 1.0%
         4,342,852    Crown, Ltd.                                                                                         32,076,846
         5,008,000    Galaxy Entertainment Group, Ltd.*                                                                    2,098,120
                                                                                                                          34,174,966
Chemicals - Diversified - 1.7%
           935,700    Shin-Etsu Chemical Company, Ltd.                                                                    57,308,137
Computers - 6.8%
         9,341,550    Dell, Inc.*                                                                                        229,521,883
Distribution/Wholesale - 1.1%
        10,518,400    Li & Fung, Ltd.                                                                                     35,722,907
E-Commerce/Products - 1.2%
           524,150    Amazon.com, Inc. * #                                                                                40,013,611
E-Commerce/Services - 5.8%
         5,483,480    eBay, Inc.*                                                                                        138,019,191
         1,431,396    Expedia, Inc. * #                                                                                   28,012,420
         1,684,065    IAC/InterActiveCorp*                                                                                29,403,775
                                                                                                                         195,435,386
Electronic Components - Miscellaneous - 2.5%
         2,517,313    Koninklijke (Royal) Philips Electronics N.V.*                                                       83,526,997
Electronic Components - Semiconductors - 2.4%
        10,977,934    ARM Holdings PLC                                                                                    20,693,418
            51,715    Samsung Electronics Company, Ltd.                                                                   28,793,517
         1,204,510    Texas Instruments, Inc.                                                                             29,365,953
                                                                                                                          78,852,888
Energy - Alternate Sources - 0.3%
           283,370    Suntech Power Holdings Company, Ltd. (ADR)* #                                                        9,481,560
Finance - Consumer Loans - 0.9%
         1,760,145    SLM Corp. * #                                                                                       30,151,284
Finance - Investment Bankers/Brokers - 4.3%
         2,605,693    JPMorgan Chase & Co.                                                                               105,869,307
         2,070,691    UBS A.G.*                                                                                           39,631,084
                                                                                                                         145,500,391
Finance - Mortgage Loan Banker - 1.2%
           690,295    Fannie Mae#                                                                                          7,938,393
           743,560    Freddie Mac#                                                                                         6,074,885
           534,865    Housing Development Finance Corporation, Ltd.*                                                      28,321,941
                                                                                                                          42,335,219
Finance - Other Services - 0.4%
            36,055    CME Group, Inc.                                                                                     12,984,487
Insurance Brokers - 3.1%
         3,330,375    Willis Group Holdings, Ltd.                                                                        104,140,826
Investment Companies - 0.1%
           350,071    RHJ International*                                                                                   3,929,316
Medical - Biomedical and Genetic - 1.5%
           813,030    Amgen, Inc.*                                                                                        50,920,069
Medical - HMO - 2.6%
           421,650    Aetna, Inc.                                                                                         17,291,867
           335,110    Coventry Health Care, Inc.*                                                                         11,852,841
         2,121,570    UnitedHealth Group, Inc.                                                                            59,573,685
                                                                                                                          88,718,393
Medical Products - 1.2%
           828,887    Covidien, Ltd.                                                                                      40,814,396
Multi-Line Insurance - 1.6%
         2,095,340    American International Group, Inc.                                                                  54,583,607
Networking Products - 1.5%
         2,330,710    Cisco Systems, Inc.*                                                                                51,252,313
Pharmacy Services - 1.1%
           719,965    Medco Health Solutions, Inc.*                                                                       35,695,865
Property and Casualty Insurance - 4.6%
         1,902,455    First American Corp.#                                                                               47,941,866
         2,886,700    Millea Holdings, Inc.*                                                                             107,748,433
                                                                                                                         155,690,299
Real Estate Management/Services - 2.1%
           514,400    Daito Trust Construction Company, Ltd.                                                              23,471,550
         1,978,000    Mitsubishi Estate Company, Ltd.                                                                     47,399,757
                                                                                                                          70,871,307
Real Estate Operating/Development - 1.2%
         9,516,000    CapitaLand, Ltd.                                                                                    39,442,014
Reinsurance - 2.6%
            22,345    Berkshire Hathaway, Inc. - Class B*                                                                 85,559,005
Retail - Apparel and Shoe - 1.3%
           885,730    Industria de Diseno Textil S.A.#                                                                    42,565,537
Retail - Consumer Electronics - 1.4%
           682,380    Yamada Denki Company, Ltd.                                                                          46,094,551
Retail - Drug Store - 1.0%
           907,420    CVS/Caremark Corp.                                                                                  33,120,830
Retail - Major Department Stores - 0.9%
           371,375    Sears Holdings Corp. * #                                                                            30,081,375
Schools - 0.7%
           369,590    Apollo Group, Inc. - Class A*                                                                       23,021,761
Semiconductor Components/Integrated Circuits - 1.8%
         3,985,390    Marvell Technology Group, Ltd.*                                                                     58,943,918
Semiconductor Equipment - 0.5%
           754,777    ASML Holding N.V.*                                                                                  17,333,177
Telecommunication Equipment - Fiber Optics - 0.6%
           976,350    Corning, Inc.*                                                                                      19,536,764
Television - 5.0%
        18,824,736    British Sky Broadcasting Group PLC                                                                 168,593,816
Transportation - Services - 1.2%
           615,670    United Parcel Service, Inc. - Class B                                                               38,836,464
Water Treatment Systems - 0.6%
           823,825    Nalco Holding Co. * #                                                                               19,359,888
Web Portals/Internet Service Providers - 4.3%
         7,307,375    Yahoo!, Inc.*                                                                                      145,343,689
Wireless Equipment - 2.8%
         2,148,625    Nokia Oyj*                                                                                          58,723,960
         3,425,457    Telefonaktiebolaget L.M. Ericsson - Class B                                                         35,907,619
                                                                                                                          94,631,579
------------------------------------------------------------------------------------------------------------------------------------
Total Common Stock (cost $3,313,543,920)                                                                               3,035,632,741
------------------------------------------------------------------------------------------------------------------------------------
Preferred Stock - 0.2%
U.S. Government Agency - 0.2%
           228,065    Fannie Mae, 8.7500% (cost $11,403,250)                                                               5,614,960
------------------------------------------------------------------------------------------------------------------------------------
Money Markets - 1.0%
         4,008,130    Janus Institutional Cash Management Fund - Institutional Shares, 2.56%                               4,008,130
        30,463,870    Janus Institutional Money Market Fund - Institutional Shares, 2.52%                                 30,463,870
------------------------------------------------------------------------------------------------------------------------------------
Total Money Markets (cost $34,472,000)                                                                                    34,472,000
------------------------------------------------------------------------------------------------------------------------------------
Other Securities - 8.2%
        46,742,840    Allianz Dresdner Daily Asset Fund +                                                                 46,742,840
        90,216,568    Repurchase Agreements+                                                                              90,216,568
       138,766,336    Time Deposits+                                                                                     138,766,336
------------------------------------------------------------------------------------------------------------------------------------
Total Other Securities (cost $275,725,744)                                                                               275,725,744
------------------------------------------------------------------------------------------------------------------------------------
Total Investments (total cost $3,635,144,914) - 100%                                                             $     3,351,445,445
------------------------------------------------------------------------------------------------------------------------------------

              Summary of Investments by Country - (Long Positions)
                            July 31, 2008 (unaudited)

Country                                                  Value   % of Investment
                                                                      Securities
--------------------------------------------------------------------------------
Australia                                   $       32,076,847              0.9%
Belgium                                              3,929,316              0.1%
Bermuda                                            318,545,811              9.5%
Canada                                              31,990,725              0.9%
Cayman Islands                                       9,481,560              0.3%
Finland                                             58,723,960              1.7%
Hong Kong                                            2,098,120              0.1%
India                                               28,321,942              0.8%
Japan                                              317,273,231              9.5%
Korea                                               28,793,517              0.9%
Mexico                                              25,195,864              0.8%
Netherlands                                        100,860,175              3.0%
Singapore                                           39,442,014              1.2%
Spain                                               42,565,537              1.3%
Sweden                                              35,907,619              1.1%
Switzerland                                         75,551,450              2.3%
United Kingdom                                     235,664,515              7.0%
United States ++                                 1,965,023,242             58.6%
--------------------------------------------------------------------------------
Total                                       $    3,351,445,445            100.0%

++ Includes Short-Term Securities and Other Securities (49.4% excluding Short-Term Securities and Other Securities).

Notes to Schedule of Investments (unaudited)

ADR               American Depositary Receipt

PLC               Public Limited Company

U.S. Shares       Securities of foreign companies trading on an American Stock
                  Exchange.

*     Non-income-producing security.
# Loaned security; a portion or all of the security is on loan as of July 31, 2008.
+ The security is purchased with the cash collateral received from securities on loan.

& The Investment Company Act of 1940, as amended, defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities at any time during the period ended July 31, 2008.

                                    Purchases                        Sales                      Realized     Dividend       Value
                                     Shares        Cost              Shares          Cost      Gain/Loss      Income     At 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund

Ryland Group, Inc                       -          $ -               58,160       $ 1,566,051  $(379,437)   $1,219,256   $68,537,108

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedule of Investments for the INTECH Risk-Managed Stock Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Enterprise Fund, Janus Flexible Bond Fund, Janus Fund, Janus Fundamental Equity Fund, Janus Global Life Sciences Fund, Janus Global Opportunities Fund, Janus Global Research Fund, Janus Global Technology Fund, Janus Government Money Market Fund, Janus Growth and Income Fund, Janus High-Yield Fund, Janus Mid Cap Value Fund, Janus Money Market Fund, Janus Orion Fund, Janus Overseas Fund, Janus Research Fund, Janus Short-Term Bond Fund, Janus Small Cap Value Fund, Janus Tax-Exempt Money Market Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund and Janus Worldwide Fund (collectively the "Funds" and individually a "Fund") and Janus Smart Portfolio - Conservative, Janus Smart Portfolio - Growth and Janus Smart Portfolio - Moderate (collectively the "Portfolios" and individually a "Portfolio"). The Funds and Portfolios are part of Janus Investment Fund (the "Trust").

Investment Valuation

Securities are valued at the last sales price or the official closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds' Trustees. Short-term securities with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Investments held by Janus Government Money Market Fund, Janus Money Market Fund and Janus Tax-Exempt Money Market Fund (the "Money Market Funds") are valued at the amortized cost method of valuation permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act") and certain conditions therein. Under the amortized cost method, which does not take into account unrealized capital gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization to maturity of any discount or premium. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is an evaluation that reflects such factors as security prices, yields, maturities and ratings. Short positions shall be valued in accordance with the same methodologies, except that in the event that a last sale price is not available, the latest ask price shall be used instead of a bid price. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect as of the daily close of the New York Stock Exchange ("NYSE"). When market quotations are not readily available or deemed unreliable, or events or circumstances that may affect the value of portfolio securities held by the Funds are identified between the closing of their principal markets and the time the net asset value ("NAV") is determined, securities may be valued at fair value as determined in good faith under procedures established by and under the supervision of the Funds' Trustees. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) when significant events occur which may affect the securities of a single issuer, such as mergers, bankruptcies, or significant issuer specific developments; (ii) when significant events occur which may affect an entire market, such as natural disasters or significant governmental actions; and (iii) when non-significant events occur such as markets closing early or not opening, security trading halts, or pricing of non-valued securities and restricted or non-public securities. The Funds may use a systematic fair valuation model provided by an independent third party to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the NYSE.

Repurchase Agreements

Repurchase agreements held by a Fund are fully collateralized, and such collateral is in the possession of the Fund's custodian or subcustodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Securities Lending

Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. There is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially. Janus Capital Management LLC ("Janus Capital") makes efforts to balance the benefits and risks from granting such loans.

The Funds do not have the right to vote on securities while they are being lent; however, the Funds may attempt to call back the loan and vote the proxy if time permits. All loans will be continuously secured by collateral which may consist of cash, U.S. Government securities, domestic and foreign short-term debt instruments, letters of credit, time deposits, repurchase agreements, money market mutual funds or other money market accounts, or such other collateral permitted by the Securities and Exchange Commission ("SEC"). Cash collateral may be invested in affiliated money market funds or other accounts advised by Janus Capital to the extent consistent with exemptive relief obtained from the SEC or as permitted by the 1940 Act and rules promulgated thereunder.

Dresdner Bank AG (the "Lending Agent") may also invest the cash collateral in the Allianz Dresdner Daily Asset Fund or investments in unaffiliated money market funds or accounts, mutually agreed to by the Funds and the Lending Agent, that comply with Rule 2a-7 of the 1940 Act relating to money market funds.

As of July 31, 2008, the following Funds had on loan securities valued as indicated:

--------------------------------------------------------------------------------
                                                                Value at
  Fund                                                        July 31, 2008
--------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                                $10,823,838
--------------------------------------------------------------------------------
Janus Balanced Fund                                           433,900,767
--------------------------------------------------------------------------------
Janus Contrarian Fund                                         754,975,152
--------------------------------------------------------------------------------
Janus Enterprise Fund                                         250,882,690
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                      182,195,418
--------------------------------------------------------------------------------
Janus Fund                                                    308,923,868
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                 29,323,509
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                               112,012,739
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                               14,513,612
--------------------------------------------------------------------------------
Janus Global Research Fund                                    13,854,479
--------------------------------------------------------------------------------
Janus Global Technology Fund                                  81,898,429
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                  327,857,344
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           903,476
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                      711,542,301
--------------------------------------------------------------------------------
Janus Orion Fund                                              200,798,260
--------------------------------------------------------------------------------
Janus Overseas Fund                                           628,774,116
--------------------------------------------------------------------------------
Janus Research Fund                                           371,957,481
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                    33,312,123
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                    288,128,425
--------------------------------------------------------------------------------
Janus Triton Fund                                             34,035,647
--------------------------------------------------------------------------------
Janus Twenty Fund                                             773,622,239
--------------------------------------------------------------------------------
Janus Venture Fund                                            278,206,448
--------------------------------------------------------------------------------
Janus Worldwide Fund                                          266,448,531
--------------------------------------------------------------------------------

As of July 31, 2008, the following Funds received cash collateral for securities lending activity as indicated:

--------------------------------------------------------------------------------
                                                           Cash Collateral at
  Fund                                                        July 31, 2008
--------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                                $11,172,630
--------------------------------------------------------------------------------
Janus Balanced Fund                                           444,231,627
--------------------------------------------------------------------------------
Janus Contrarian Fund                                         780,470,794
--------------------------------------------------------------------------------
Janus Enterprise Fund                                         257,605,675
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                      186,159,165
--------------------------------------------------------------------------------
Janus Fund                                                    317,462,921
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                 30,113,835
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                               119,347,800
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                               15,281,081
--------------------------------------------------------------------------------
Janus Global Research Fund                                    14,389,202
--------------------------------------------------------------------------------
Janus Global Technology Fund                                  85,270,095
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                  337,962,572
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           930,120
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                      734,025,538
--------------------------------------------------------------------------------
Janus Orion Fund                                              208,937,920
--------------------------------------------------------------------------------
Janus Overseas Fund                                           654,458,599
--------------------------------------------------------------------------------
Janus Research Fund                                           384,380,523
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                    34,083,726
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                    301,325,822
--------------------------------------------------------------------------------
Janus Triton Fund                                             35,433,821
--------------------------------------------------------------------------------
Janus Twenty Fund                                             794,026,218
--------------------------------------------------------------------------------
Janus Venture Fund                                            289,631,358
--------------------------------------------------------------------------------
Janus Worldwide Fund                                          275,725,744
--------------------------------------------------------------------------------

As of July 31, 2008, all cash collateral received by the Funds were invested in the Allianz Dresdner Daily Asset Fund unless noted in the following tables:

--------------------------------------------------------------------------------

  Fund                                                    Repurchase Agreements
--------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                                $4,009,367
--------------------------------------------------------------------------------
Janus Balanced Fund                                           150,747,752
--------------------------------------------------------------------------------
Janus Contrarian Fund                                         281,964,244
--------------------------------------------------------------------------------
Janus Enterprise Fund                                         87,031,159
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                      59,889,716
--------------------------------------------------------------------------------
Janus Fund                                                    111,830,387
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                  9,094,059
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                               40,714,335
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                5,124,552
--------------------------------------------------------------------------------
Janus Global Research Fund                                     5,011,807
--------------------------------------------------------------------------------
Janus Global Technology Fund                                  28,978,900
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                  116,383,225
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           366,456
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                      263,665,687
--------------------------------------------------------------------------------
Janus Orion Fund                                              56,748,380
--------------------------------------------------------------------------------
Janus Overseas Fund                                           238,618,045
--------------------------------------------------------------------------------
Janus Research Fund                                           130,988,035
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                    10,532,888
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                    104,200,704
--------------------------------------------------------------------------------
Janus Triton Fund                                             12,619,732
--------------------------------------------------------------------------------
Janus Twenty Fund                                             298,277,476
--------------------------------------------------------------------------------
Janus Venture Fund                                            89,830,484
--------------------------------------------------------------------------------
Janus Worldwide Fund                                          90,216,568
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  Fund                                                        Time Deposits
--------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                                $6,166,997
--------------------------------------------------------------------------------
Janus Balanced Fund                                           228,679,762
--------------------------------------------------------------------------------
Janus Contrarian Fund                                         433,702,437
--------------------------------------------------------------------------------
Janus Enterprise Fund                                         133,866,710
--------------------------------------------------------------------------------
Janus Flexible Bond Fund                                      89,574,289
--------------------------------------------------------------------------------
Janus Fund                                                    172,011,567
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund                                 13,988,002
--------------------------------------------------------------------------------
Janus Global Life Sciences Fund                               62,624,628
--------------------------------------------------------------------------------
Janus Global Opportunities Fund                                7,882,312
--------------------------------------------------------------------------------
Janus Global Research Fund                                     7,708,895
--------------------------------------------------------------------------------
Janus Global Technology Fund                                  44,573,809
--------------------------------------------------------------------------------
Janus Growth and Income Fund                                  177,502,496
--------------------------------------------------------------------------------
Janus High-Yield Fund                                           563,664
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund                                      405,556,566
--------------------------------------------------------------------------------
Janus Orion Fund                                              87,287,346
--------------------------------------------------------------------------------
Janus Overseas Fund                                           367,029,612
--------------------------------------------------------------------------------
Janus Research Fund                                           201,478,843
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                                    15,639,777
--------------------------------------------------------------------------------
Janus Small Cap Value Fund                                    158,655,842
--------------------------------------------------------------------------------
Janus Triton Fund                                             19,411,002
--------------------------------------------------------------------------------
Janus Twenty Fund                                             458,794,593
--------------------------------------------------------------------------------
Janus Venture Fund                                            137,941,484
--------------------------------------------------------------------------------
Janus Worldwide Fund                                          138,766,336
--------------------------------------------------------------------------------

The value of the collateral must be at least 102% of the market value of the loaned securities that are denominated in U.S. dollars and 105% of the market value of the loaned securities that are not denominated in U.S. dollars. Loaned securities and related collateral are marked-to-market each business day based upon the market value of the loaned securities at the close of business, employing the most recent available pricing information. Collateral levels are then adjusted based on this mark-to-market evaluation.

Futures Contracts

The Funds, except the Money Market Funds, may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily, and the daily variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments (if applicable). Such collateral is in the possession of the Funds' custodian.
Swaps

The Funds may enter into swap agreements to hedge their exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Funds, and/or the termination value. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

Additionally, the Funds may invest in total return swaps. Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.
Forward Currency Transactions

The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may enter into forward currency contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. A forward currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate.

Forward currency contracts held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at July 31, 2008. Net unrealized appreciation or depreciation of investments and foreign currency translation arises from changes in the value of assets and liabilities, including investments in securities held at July 31, 2008, resulting from changes in the exchange rates and changes in market prices of securities held.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Short Sales

The Funds, except INTECH Risk-Managed Stock Fund, may engage in "short sales against the box." Short sales against the box involve either selling short a security that the Fund owns, or selling short a security that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities by locking in gains. The Fund does not deliver from its portfolio the securities sold short and does not immediately receive the proceeds of the short sale. The Fund borrows the securities sold short and receives proceeds from the short sale only when it delivers the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Fund loses the opportunity to participate in the gain.

The Funds, except INTECH Risk-Managed Stock Fund, may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security's market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. The total market value of all of a Fund's short sale positions will not exceed 10% of its net assets. Although the potential for gain as a result of a short sale is limited to the price at which a Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance that a Fund will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. There is no limit to the size of any loss that a Fund may recognize upon termination of a short sale. Short sales held by the Funds are fully collateralized by other securities, which are denoted in the accompanying Schedule of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker.

Mortgage Dollar Rolls

Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may enter into "mortgage dollar rolls." In a "mortgage dollar roll" transaction, the Funds sell a mortgage-related security (such as a Government National Mortgage Association ("Ginnie Mae") security) to a dealer and simultaneously agree to repurchase a similar security (but not the same security) in the future at a pre-determined price. The Funds will not be entitled to receive interest and principal payments while the dealer holds the security. The difference between the sale price and the future purchase price is recorded as an adjustment to investment income.

The Funds' obligations under a dollar roll agreement must be covered by cash, U.S. Government securities or other liquid high-grade debt obligations equal in value to the securities subject to repurchase by the Funds, maintained in a segregated account. To the extent that the Funds collateralize their obligations under a dollar roll agreement, the asset coverage requirements of the 1940 Act will not apply to such transactions. Furthermore, under certain circumstances, an underlying mortgage-backed security that is part of a dollar roll transaction may be considered illiquid.

Successful use of mortgage dollar rolls depends on the portfolio managers' ability to predict interest rates and mortgage payments. Dollar roll transactions involve the risk that the market value of the securities the Funds are required to purchase may decline below the agreed upon repurchase price.

Floating Rate Loans

The Funds may invest in floating rate loans. Floating rate loans are debt securities that have floating interest rates which adjust periodically and are tied to a benchmark lending rate such as the London Interbank Offered Rate ("LIBOR"). LIBOR is a short-term interest rate that banks charge one another and that is generally representative of the most competitive and current cash rates. In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks ("Prime Rate") or the rate paid on large certificates of deposit traded in the secondary markets (the "CD Rate"). If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies ("borrowers") in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower's capital structure. The senior position in the borrower's capital structure generally gives holders of senior loans a claim on certain of the borrower's assets that is senior to subordinated debt and preferred and common stock in the case of a borrower's default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loans may include fully funded term loans or revolving lines of credit.

Bank Loans

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment or participation interest in loans originated by a bank or financial institution (the "Lender") that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. Assignments and participations involve credit, interest rate, and liquidity risk. Interest rates on floating rate securities adjust with general interest rate changes and/or issuer credit quality. The interest rates paid on a floating rate security in which the Funds invest generally are readjusted periodically to an increment over a designated benchmark rate, such as the one-month, three-month, six-month, or one-year LIBOR.

The Funds may have difficulty trading assignments and participations to third parties. There may be restrictions on transfer and only limited opportunities may exist to sell such securities in secondary markets. As a result, the Funds may be unable to sell assignments or participations at the desired time or may be able to sell only at a price less than fair market value. The Funds utilize an independent third party to value individual bank loans on a daily basis.

The average monthly value of borrowings outstanding under bank loan arrangements and the related rate range for the quarter ended July 31, 2008 are indicated in the table below.

--------------------------------------------------------------------------------
Fund                                                  Average           Rates
                                                      Monthly
                                                    Borrowings
--------------------------------------------------------------------------------
Janus Balanced Fund                              $ 7,233,785  1.5000% - 7.44813%
-------------------------------------------------------------------------------
Janus Flexible Bond Fund                            7,857,368  0.2948% - 8.7000%
--------------------------------------------------------------------------------
Janus High-Yield Fund                            16,549,776  0.1500% - 12.33125%
--------------------------------------------------------------------------------
Janus Short-Term Bond Fund                          5,432,820  1.8500% - 9.0000%
--------------------------------------------------------------------------------

Securities Traded on a To-Be-Announced Basis

Janus Balanced Fund, Janus Flexible Bond Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may trade securities on a to-be-announced ("TBA") basis. In a TBA transaction, the Funds commit to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in Ginnie Mae, Federal National Mortgage Association ("Fannie Mae") and/or Federal Home Loan Mortgage Corporation ("Freddie Mac") transactions.

Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. Government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Additional Investment Risk

The Funds, particularly Janus Flexible Bond Fund and Janus High-Yield Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes, or adverse developments specific to the issuer. INTECH Risk-Managed Stock Fund does not intend to invest in high-yield/high-risk bonds. Options Contracts

The Funds, except the Money Market Funds, may purchase or write put and call options on futures contracts and on portfolio securities for hedging purposes or as a substitute for an investment. The Funds, except INTECH Risk-Managed Stock Fund and the Money Market Funds, may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds may also invest in Long-Term Equity Anticipation Securities (LEAPS), which are long-term option contracts that can be maintained for a period of up to three years. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid. Holdings designated to cover outstanding written options are noted in the Schedule of Investments (if applicable).

The Funds may also purchase and write exchange-listed and over-the-counter put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Funds pay a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movement in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds' hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the nine-month period ended July 31, 2008 was as follows:

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2007                25,875      $  2,937,357
Options written                                       101,754        16,529,989
Options closed                                             --                --
Options expired                                       (75,879)       (5,605,766)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                   51,750      $ 13,861,580
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Contrarian Fund
Options outstanding at October 31, 2007                 9,773      $  1,290,016
Options written                                       303,855        53,418,358
Options closed                                       (112,462)      (10,406,143)
Options expired                                       (68,724)      (12,389,496)
Options exercised                                     (95,017)      (18,057,702)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                   37,425      $ 18,284,903
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Fund
Options Outstanding at October 31, 2007                 9,869      $  1,103,756
Options written                                       140,701(1)     23,680,340
Options closed                                         (5,713)         (666,190)
Options expired                                        (4,156)         (437,566)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                  140,701      $ 23,680,340
--------------------------------------------------------------------------------

(1) Adjusted for Petroleo Brasileiro S.A. (ADR) 2 for 1 stock split 5/08/2008

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Fund
Options Outstanding at October 31, 2007                 2,660      $    202,866
Options written                                       113,033        10,711,172
Options closed                                             --                --
Options expired                                        (1,143)          (33,147)
Options exercised                                      (1,517)         (169,719)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                  113,033      $ 10,711,172
--------------------------------------------------------------------------------

                                                    Number of         Premiums
Call Options                                        Contracts         Received
--------------------------------------------------------------------------------
Janus Fundamental Equity Fund
Options outstanding at October 31, 2007                10,959      $  1,477,510
Options written                                            --                --
Options closed                                         (8,329)       (1,097,007)
Options expired                                        (2,630)         (380,503)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                       --      $         --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2007                 2,091      $  1,449,365
Options written                                         1,760         1,424,439
Options closed                                         (2,777)       (1,953,392)
Options expired                                            --                --
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                    1,074      $    920,412
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Global Technology Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                         1,760           925,704
Options closed                                           (686)         (209,350)
Options expired                                            --                --
Options exercised                                                            --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                    1,074      $    716,354
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                         6,269         3,009,917
Options closed                                         (4,269)       (1,851,675)
Options expired                                            --                --
Options exercised                                      (2,000)       (1,158,242)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                       --      $         --
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Mid Cap Value Fund
Options outstanding at October 31, 2007               450,816      $  6,985,888
Options written                                     1,697,609        49,922,870
Options closed                                       (878,030)      (22,726,271)
Options expired                                      (687,029)      (20,951,851)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                  583,366        13,320,636
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                     1,093,365        137,603,340
Options closed                                       (667,806)      (76,149,011)
Options expired                                      (232,383)      (16,326,294)
Options exercised                                      (4,399)         (667,365)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                  188,777      $ 44,460,670
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Orion Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                     1,699,223        99,168,464
Options closed                                     (1,478,492)      (66,508,604)
Options expired                                       (70,997)       (5,876,357)
Options exercised                                      (2,882)         (648,450)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                  146,852        26,135,053
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Triton Fund
Options outstanding at October 31, 2007                 1,110      $    209,406
Options written                                            --                --
Options closed                                             --                --
Options expired                                          (887)         (132,026)
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                      223      $     77,380
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Call Options                                        Contracts        Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                        17,185         4,080,162
Options expired                                        (6,627)         (931,460)
Options closed                                             --                --
Options exercised                                          --                --
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                   10,558      $  3,148,702
--------------------------------------------------------------------------------

                                                    Number of        Premiums
Put Options                                         Contracts        Received
--------------------------------------------------------------------------------
Janus Venture Fund
Options outstanding at October 31, 2007                    --      $         --
Options written                                        12,407         2,063,928
Options expired                                        (4,200)         (504,000)
Options closed                                             --                --
Options exercised                                      (2,427)         (606,750)
--------------------------------------------------------------------------------
Options outstanding at July 31, 2008                    5,780      $    953,178
--------------------------------------------------------------------------------

Interfund Lending

Pursuant to an exemptive order received from the SEC, the Funds may be party to interfund lending agreements between the Funds and other Janus Capital sponsored mutual funds, which permit them to borrow or lend cash at a rate beneficial to both the borrowing and lending funds. Outstanding borrowings from all sources totaling 10% or more of each borrowing Fund's total assets must be collateralized at 102% of the outstanding principal value of the loan; loans of less than 10% may be unsecured.

When-issued Securities

The Funds may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds may hold liquid assets as collateral with the Funds' custodian sufficient to cover the purchase price.

Initial Public Offerings

The Funds, except the Money Market Funds, may invest in initial public offerings ("IPOs"). IPOs and other investment techniques may have a magnified performance impact on a Fund with a small asset base. A Fund may not experience similar performance as its assets grow.

Equity-Linked Structured Notes

The Funds may invest in equity-linked structured notes. Equity-linked structured notes are derivative securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, an equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than less complex securities or other types of fixed income securities. Such securities may exhibit price behavior that does not correlate with other fixed income securities.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

Money Market Investments

The Funds may invest in money market funds, including funds managed by Janus Capital. During the period ended July 31, 2008, the following Funds recorded distributions from affiliated investment companies as affiliated dividend income, and had the following affiliated purchases and sales:

                                                    Purchases           Sales           Dividend            Value
                                                   Shares/Cost       Shares/Cost         Income          at 7/31/08
----------------------------------------------------------------------------------------------------------------------
Janus Institutional Cash Management Fund- Institutional Shares
Janus Fund                                       $   743,204,171   $   736,361,046   $     4,294,837   $   183,183,117
Janus Balanced Fund                                  270,663,426       314,140,352         1,490,225        33,801,910
Janus Contrarian Fund                                507,459,355       609,600,959         1,001,926                --
Janus Enterprise Fund                                171,353,972       132,327,327         1,600,647        63,856,065
Janus Flexible Bond Fund                             183,233,954       174,570,065           527,801        22,690,422
Janus Fundamental Equity Fund                         72,907,543       110,066,165           235,750                --
Janus Global Life Sciences Fund                       82,896,477        81,190,040           194,729         5,771,587
Janus Global Opportunities Fund                        7,339,751        11,127,807            29,852            15,540
Janus Global Research Fund                            31,794,868        37,180,298            81,121         1,930,740
Janus Global Technology Fund                          81,744,295       110,912,132           764,308         5,519,220
Janus Growth and Income Fund                         353,306,202       292,060,630         5,317,587       184,027,166
Janus High-Yield Fund                                 96,113,383        85,152,161           721,990        14,098,322
INTECH Risk-Managed Stock Fund                        10,401,383        10,401,383             7,887                --
Janus Mid Cap Value Fund                              41,024,888       352,227,946           1627561                --
Janus Orion Fund                                     717,245,482       816,449,312         4,010,871        74,285,738
Janus Overseas Fund                                  762,679,444       795,532,394         3,822,515         4,211,000
Janus Research Fund                                  631,423,972       677,430,822         2,281,665        57,846,000
Janus Short-Term Bond Fund                            27,176,844        38,626,196           122,621         2,049,500
Janus Small Cap Value Fund                            14,154,106       155,537,646           715,496                --
Janus Triton Fund                                     21,937,201        19,464,140            92,734         8,671,364
Janus Twenty Fund                                    755,882,632       575,798,881        12,266,544       607,947,793
Janus Venture Fund                                    48,054,497        51,615,497            23,942                --
Janus Worldwide Fund                                 161,735,976       205,474,781           921,006         4,008,130
----------------------------------------------------------------------------------------------------------------------
                                                 $ 5,793,733,822   $ 6,393,247,980   $    42,153,615   $ 1,273,913,614
----------------------------------------------------------------------------------------------------------------------

                                                    Purchases           Sales           Dividend            Value
                                                   Shares/Cost       Shares/Cost         Income          at 7/31/08
----------------------------------------------------------------------------------------------------------------------
Janus Institutional Money Market Fund - Institutional Shares
Janus Fund                                       $ 1,266,383,354   $ 1,246,687,954   $     2,258,323   $   104,407,594
Janus Balanced Fund                                  907,754,835       648,172,648         1,344,039       261,687,687
Janus Contrarian Fund                              1,043,727,307     1,075,727,607         1,151,127                --
Janus Enterprise Fund                                412,081,182       419,166,673           566,938         7,544,760
Janus Flexible Bond Fund                             358,214,485       347,894,014           418,993        14,661,021
Janus Fundamental Equity Fund                        241,846,451       222,053,951           175,867        24,739,000
Janus Global Life Sciences Fund                      145,006,482       149,114,482           126,719           746,850
Janus Global Opportunities Fund                       25,129,766        23,725,306            36,766         1,404,460
Janus Global Research Fund                            69,654,782        69,370,682            67,318         1,807,500
Janus Global Technology Fund                         185,645,939       173,462,020           306,287        18,182,780
Janus Growth and Income Fund                       1,002,107,720     1,058,799,370         2,412,988        48,927,250
Janus High-Yield Fund                                235,475,312       219,572,839           715,443        17,323,373
INTECH Risk-Managed Stock Fund                        20,253,442        19,639,442             9,637           614,000
Janus Mid Cap Value Fund                              87,855,189       217,499,588           451,965                --
Janus Orion Fund                                   1,381,461,558     1,341,651,688         1,704,514        39,809,870
Janus Overseas Fund                                1,125,127,783     1,171,200,833         1,104,890                --
Janus Research Fund                                1,064,694,853     1,124,805,553           822,726                --
Janus Short-Term Bond Fund                            78,439,171        74,901,671            30,299         3,537,500
Janus Small Cap Value Fund                            21,763,482        22,705,982            15,125                --
Janus Triton Fund                                     58,910,592        50,689,295            96,802         8,221,297
Janus Twenty Fund                                  1,857,311,294     2,310,281,119         7,434,924        54,411,783
Janus Venture Fund                                   104,826,996       104,826,996            63,625                --
Janus Worldwide Fund                                 382,380,278       351,916,408           568,616        30,463,870
----------------------------------------------------------------------------------------------------------------------
                                                 $12,076,052,253   $12,443,866,121   $    21,883,931   $   638,490,595
----------------------------------------------------------------------------------------------------------------------

Affiliated Fund of Funds Transactions

The Portfolios may invest in certain funds within the Janus family of funds, of which the Funds may be deemed to be under common control as they share the same Board of Trustees. During the period ended July 31, 2008, the following Portfolios had the following affiliated purchases and sales:

------------------------------------------------------------------------------------------------------------------------------------
                                          Purchases                     Sales                 Realized       Dividend       Value
                                     Shares        Cost         Shares           Cost        Gain/(Loss)      Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth

Janus Adviser INTECH Risk-
Managed Growth Fund - I Shares        569,246  $ 7,894,637     (218,285)   ($  3,346,931)  ($  367,611)  $    341,232  $  23,816,770

Janus Adviser INTECH Risk-
Managed Value Fund - I Shares         684,330    7,429,582      (130,475)      (1,638,972)     (273,203)      519,936     23,320,370

Janus Adviser International Equity
   Fund - I Shares                    636,479    8,042,838      (63,441)        (828,270)      (79,479)       135,525  $  20,771,622

Janus Contrarian Fund                 351,977    6,499,828       (5,589)        (104,005)      (12,710)           -        5,621,884

Janus Flexible Bond Fund              985,899    9,505,702     (202,058)      (1,964,100)      (17,592)       1,077,225   35,881,479

Janus Fund                            210,293    6,499,829       (3,210)        (100,421)       (9,126)           -        5,843,882

Janus Growth and Income Fund          209,960    3,825,252      (23,077)        (481,612)     (100,178)       249,639     14,906,683

Janus High-Yield Fund                 255,007    2,771,191      (29,916)        (360,069)      (38,805)       163,310     42,188,463

Janus Orion Fund                      184,770    7,836,508     (247,292)      (3,252,137)      447,931        632,705      7,775,111

Janus Overseas Fund                    130,975    4,641,082     (136,250)      (6,721,596)      408,605        12,535     21,665,255

Janus Research Fund                    75,757    3,898,160      (72,969)      (2,412,738)      (31,527)        31,669     13,204,117

Janus Twenty Fund                      14,811    42,899,915      (45,122)      (7,831,912)      336,072       2,838,519   15,364,544
------------------------------------------------------------------------------------------------------------------------------------
                                               $111,744,523                 ($ 29,042,762)    $ 262,376  $  6,002,295  $ 230,360,180
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                          Purchases                     Sales                 Realized       Dividend       Value
                                     Shares        Cost         Shares           Cost        Gain/(Loss)      Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate

Janus Adviser INTECH Risk-
Managed Growth Fund - I Shares        347,884  $ 4,823,181      (75,321)   ($   1,171,396)  ($  151,913) $    192,178  $  14,240,180

Janus Adviser INTECH Risk-
Managed Value Fund - I Shares         415,284    4,507,500      (59,657)        (750,420)      (126,954)      266,692     12,548,133

Janus Adviser International Equity
   Fund - I Shares                    396,786    5,043,523      (36,188)        (471,689)      (42,374)        64,701     10,840,263

Janus Flexible Bond Fund            1,478,470   14,260,068     (333,621)      (3,237,587)      (20,313)     1,495,438     49,960,005

Janus Fund                            150,831    4,661,745       (2,257)         (70,842)       (5,725)          -         4,192,773

Janus Growth and Income Fund          131,858    4,631,985      (28,156)      (1,206,507)     (248,356)       258,794     10,694,764

Janus High-Yield Fund                 182,481    1,639,544      (21,594)        (213,818)      (20,867)       211,411      4,553,986

Janus Orion Fund                       94,352    1,174,428      (45,289)        (530,417)       44,716         13,250      4,184,367

Janus Overseas Fund                   103,051    5,454,905      (63,886)      (3,449,606)       10,269        354,269     12,957,152

Janus Research Fund                    76,579    2,245,088      (58,065)      (1,696,405)       29,892          6,709      6,767,613

Janus Short-Term Bond Fund            596,042    1,723,485      (89,112)        (259,259)      (1,990)        152,379      6,120,109

Janus Twenty Fund                      21,302    1,559,518      (18,594)      (1,122,947)      325,553         11,280      5,512,941
------------------------------------------------------------------------------------------------------------------------------------
                                               $51,724,971                 ($ 14,180,891)   ($  208,062)  $ 3,037,101  $ 142,572,286
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                          Purchases                     Sales                 Realized       Dividend       Value
                                     Shares        Cost         Shares           Cost        Gain/(Loss)      Income      at 7/31/08
------------------------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative

Janus Adviser INTECH Risk-
Managed Growth Fund - I Shares        289,805  $ 3,989,436      (41,265)   ($    646,187)  ($   75,402)  $     84,420  $   7,646,053

Janus Adviser INTECH Risk-
Managed Value Fund - I Shares         313,336    3,366,033      (68,205)        (852,637)     (115,575)       129,919      6,561,915

Janus Adviser International Equity
   Fund - I Shares                    170,917    2,129,788      (19,895)        (259,698)      (11,745)        19,452      3,643,083

Janus Contrarian Fund                 107,089    1,990,670      (15,442)        (318,337)      (32,945)        12,395      3,617,653

Janus Flexible Bond Fund            2,310,793   22,280,491     (486,015)      (4,734,724)      (64,482)     1,486,719     52,158,618

Janus Growth and Income Fund           79,460    2,764,909      (10,164)        (440,934)      (84,194)        90,883      4,495,931

Janus High-Yield Fund                 167,028    1,500,404      (23,852)        (235,956)      (21,912)       712,592      3,085,267

Janus Orion Fund                      100,882    1,231,023      (35,578)        (433,701)       24,079          7,859      2,811,193

Janus Overseas Fund                    55,132    2,862,102      (16,595)        (980,215)      (80,639)       114,965      5,239,152

Janus Research Fund                    42,936    1,239,129       (7,279)        (228,835)      (14,791)         2,007      2,730,806

Janus Short-Term Bond Fund            900,393    2,604,738     (148,526)        (432,144)       (4,056)       147,166      6,172,012
------------------------------------------------------------------------------------------------------------------------------------
                                               $45,958,723                 ($  9,563,367)  ($  481,661)  $  2,808,377  $  98,161,683
------------------------------------------------------------------------------------------------------------------------------------

Federal Income Tax

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/ (depreciation) on foreign currency translations. The primary difference between book and tax appreciation or depreciation of investments is wash sale loss deferrals.

As of July 31, 2008, the Funds' and Portfolios' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are noted below:

----------------------------------------------------------------------------------------------------------------------
                                            Federal Tax Cost      Unrealized          Unrealized             Net
                                                                 Appreciation       (Depreciation)      Appreciation/
Fund                                                                                                   (Depreciation)
----------------------------------------------------------------------------------------------------------------------
Janus Fund                                    $10,551,598,088   $1,417,881,198     $(1,153,995,151)      $263,886,047
----------------------------------------------------------------------------------------------------------------------
Janus Balanced Fund                           3,219,701,736      308,183,637        (135,250,809)        172,932,828
----------------------------------------------------------------------------------------------------------------------
Janus Contrarian Fund                         6,813,775,292      1,282,097,342      (839,291,565)        442,805,777
----------------------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                         2,100,780,586       454,967,139       (223,987,629)        230,979,510
----------------------------------------------------------------------------------------------------------------------
Janus Flexible Bond Fund                      1,087,710,600       10,065,482         (12,476,946)         (2,411,464)
----------------------------------------------------------------------------------------------------------------------
Janus Fundamental Equity Fund                  863,792,809        68,471,675         (76,192,981)        (7,721,306)
----------------------------------------------------------------------------------------------------------------------
Janus Global Life Sciences Fund                858,154,586        167,520,943        (55,049,635)        112,471,308
----------------------------------------------------------------------------------------------------------------------
Janus Global Opportunities Fund                138,043,747        14,661,083         (15,455,556)          (794,473)
----------------------------------------------------------------------------------------------------------------------
Janus Global Research Fund                     303,707,249        25,137,933         (38,971,702)        (13,833,769)
----------------------------------------------------------------------------------------------------------------------
Janus Global Technology Fund                   869,156,687        121,889,551        (109,000,212)         12,889,339
----------------------------------------------------------------------------------------------------------------------
Janus Growth and Income Fund                  5,171,748,803       675,321,679       (591,449,356)         83,872,323
----------------------------------------------------------------------------------------------------------------------
Janus High-Yield Fund                          507,585,251         1,406,433         (27,473,705)        (26,067,272)
----------------------------------------------------------------------------------------------------------------------
INTECH Risk-Managed Stock Fund                 354,339,917        31,924,453         (31,840,814)            83,639
----------------------------------------------------------------------------------------------------------------------
Janus Mid Cap Value Fund                      8,137,884,487       648,114,975       (648,551,297)          (436,320)
----------------------------------------------------------------------------------------------------------------------
Janus Orion Fund                              4,943,347,582      626,304,130        (467,588,840)         158,715,290
----------------------------------------------------------------------------------------------------------------------
Janus Overseas Fund                           8,981,040,363      1,656,904,529      (1,490,373,453)       166,531,076
----------------------------------------------------------------------------------------------------------------------
Janus Research Fund                           4,270,813,061       432,066,104       (449,299,333)        (17,233,229)
----------------------------------------------------------------------------------------------------------------------
Janus Short-Term Bond Fund                     229,642,674         1,339,627          (812,769)           526,858
----------------------------------------------------------------------------------------------------------------------
Janus Small Cap Value Fund                    1,555,508,418       168,029,525       (157,228,184)         10,801,341
----------------------------------------------------------------------------------------------------------------------
Janus Triton Fund                              216,572,780        13,757,341         (26,890,309)        (13,132,968)
----------------------------------------------------------------------------------------------------------------------
Janus Twenty Fund                             8,407,660,548      5,087,182,999      (614,790,970)       4,472,392,029
----------------------------------------------------------------------------------------------------------------------
Janus Venture Fund                            1,467,375,951       234,003,120       (260,072,843)        (26,069,723)
----------------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund                          3,655,565,500      381,631,064       (685,751,119)        (304,120,055)
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                                            Federal Tax Cost      Unrealized          Unrealized             Net
                                                                 Appreciation       (Depreciation)      Appreciation/
                                                                                                        (Depreciation)
Fund
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Conservative          $101,321,295        $917,029          $(4,495,000)       $(3,577,971)
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Growth                202,568,004         4,454,982         (12,468,446)        (8,013,464)
----------------------------------------------------------------------------------------------------------------------
Janus Smart Portfolio - Moderate              148,078,458         3,044,268         (8,420,209)         (5,375,941)
----------------------------------------------------------------------------------------------------------------------

New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS No. 157"), which defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. SFAS No. 157 does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. SFAS No. 157 emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. SFAS No. 157 was effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments defined pursuant to SFAS No. 157. These inputs are summarized into three broad levels: Level 1- quoted prices in active markets for identical securities; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Management is in the process of evaluating the impact of SFAS No. 157 on the Funds' financial statement disclosures.

In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("SFAS No. 159"), which permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. SFAS No. 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS No. 159 was effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. Management has evaluated SFAS 159 and has determined that there is no impact for the Funds.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS No. 161"), which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. Management is in the process of evaluating the impact of SFAS No. 161 on the Funds' financial statement disclosures.



Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Janus Investment Fund

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     _/s/ Robin C. Beery_________
        Robin C. Beery,
        President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: September 29, 2008

By:     _/s/ Jesper Nergaard________
        Jesper Nergaard,
        Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund
        (Principal Accounting Officer and Principal Financial Officer)

Date: September 29, 2008